UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23341
Name of Fund:
BlackRock Funds IV
BlackRock Systematic Multi-Strategy Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
6/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Systematic Multi-Strategy Fund
Institutional Shares | BIMBX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.92%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,794,566,562
Number of Portfolio Holdings	2,368
Portfolio Turnover Rate	134%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.5%
Non-Agency Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	19.4%
U.S. Government Sponsored Agency Securities	11.6%
Common Stocks	5.5%
Asset-Backed Securities	1.6%
Money Market Funds	0.2%
TBA Sale Commitments	(0.1)%
Liabilities in Excess of Other Assets	(8.8)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	8.3%	4.9%	13.2%
Financials	10.9%	2.3%	13.2%
Industrials	5.3%	3.6%	8.9%
Information Technology	4.1%	3.7%	7.8%
Health Care	5.1%	2.1%	7.2%
Consumer Staples	3.9%	2.6%	6.5%
Energy	4.2%	2.3%	6.5%
Materials	4.0%	2.4%	6.4%
Communication Services	4.0%	0.9%	4.9%
Utilities	3.5%	1.2%	4.7%
Real Estate	2.5%	0.5%	3.0%
Other(d)	17.7%	—%	17.7%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.4%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Institutional Shares | BIMBX
Semi-Annual Shareholder Report — June 30, 2025
BIMBX-06/25-SAR

BlackRock Systematic Multi-Strategy Fund
Investor A Shares | BAMBX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$61	1.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,794,566,562
Number of Portfolio Holdings	2,368
Portfolio Turnover Rate	134%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.5%
Non-Agency Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	19.4%
U.S. Government Sponsored Agency Securities	11.6%
Common Stocks	5.5%
Asset-Backed Securities	1.6%
Money Market Funds	0.2%
TBA Sale Commitments	(0.1)%
Liabilities in Excess of Other Assets	(8.8)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	8.3%	4.9%	13.2%
Financials	10.9%	2.3%	13.2%
Industrials	5.3%	3.6%	8.9%
Information Technology	4.1%	3.7%	7.8%
Health Care	5.1%	2.1%	7.2%
Consumer Staples	3.9%	2.6%	6.5%
Energy	4.2%	2.3%	6.5%
Materials	4.0%	2.4%	6.4%
Communication Services	4.0%	0.9%	4.9%
Utilities	3.5%	1.2%	4.7%
Real Estate	2.5%	0.5%	3.0%
Other(d)	17.7%	—%	17.7%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.4%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Investor A Shares | BAMBX
Semi-Annual Shareholder Report — June 30, 2025
BAMBX-06/25-SAR

BlackRock Systematic Multi-Strategy Fund
Investor C Shares | BMBCX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$96	1.90%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,794,566,562
Number of Portfolio Holdings	2,368
Portfolio Turnover Rate	134%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.5%
Non-Agency Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	19.4%
U.S. Government Sponsored Agency Securities	11.6%
Common Stocks	5.5%
Asset-Backed Securities	1.6%
Money Market Funds	0.2%
TBA Sale Commitments	(0.1)%
Liabilities in Excess of Other Assets	(8.8)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	8.3%	4.9%	13.2%
Financials	10.9%	2.3%	13.2%
Industrials	5.3%	3.6%	8.9%
Information Technology	4.1%	3.7%	7.8%
Health Care	5.1%	2.1%	7.2%
Consumer Staples	3.9%	2.6%	6.5%
Energy	4.2%	2.3%	6.5%
Materials	4.0%	2.4%	6.4%
Communication Services	4.0%	0.9%	4.9%
Utilities	3.5%	1.2%	4.7%
Real Estate	2.5%	0.5%	3.0%
Other(d)	17.7%	—%	17.7%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.4%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Investor C Shares | BMBCX
Semi-Annual Shareholder Report — June 30, 2025
BMBCX-06/25-SAR

BlackRock Systematic Multi-Strategy Fund
Class K Shares | BKMBX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.81%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,794,566,562
Number of Portfolio Holdings	2,368
Portfolio Turnover Rate	134%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.5%
Non-Agency Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	19.4%
U.S. Government Sponsored Agency Securities	11.6%
Common Stocks	5.5%
Asset-Backed Securities	1.6%
Money Market Funds	0.2%
TBA Sale Commitments	(0.1)%
Liabilities in Excess of Other Assets	(8.8)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	8.3%	4.9%	13.2%
Financials	10.9%	2.3%	13.2%
Industrials	5.3%	3.6%	8.9%
Information Technology	4.1%	3.7%	7.8%
Health Care	5.1%	2.1%	7.2%
Consumer Staples	3.9%	2.6%	6.5%
Energy	4.2%	2.3%	6.5%
Materials	4.0%	2.4%	6.4%
Communication Services	4.0%	0.9%	4.9%
Utilities	3.5%	1.2%	4.7%
Real Estate	2.5%	0.5%	3.0%
Other(d)	17.7%	—%	17.7%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.4%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Class K Shares | BKMBX
Semi-Annual Shareholder Report — June 30, 2025
BKMBX-06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Strategic Global Bond Fund, Inc.
BlackRock Funds IV
• BlackRock Systematic Multi-Strategy Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Consolidated Schedule of Investments (unaudited)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Australia(a)(b) — 0.2%
Latitude Australia Credit Card Master Trust, Series 2025-1, Class A, 11/23/37(c)	AUD	500	$ 328,141
Metro Finance Trust, Series 2025-1, Class A, (1-Month BBSW + 1.17%), 4.97%, 10/15/31		500	328,887
Panorama Auto Trust, Series 25-1, Class A, (1-Month BBSW + 0.97%), 4.71%, 03/15/33		469	307,621
RESIMAC, Series 2025-1, Class A, (1-Month BBSW + 1.10%), 4.84%, 09/12/56		500	329,427
			1,294,076
Bermuda — 0.4%
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.55%, 01/05/38(b)(d)	USD	3,050	3,059,862
Cayman Islands(d) — 3.1%
AGL CLO Ltd., Series 2021-13A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.18%, 10/20/34(b)		1,000	1,001,005
Apidos CLO LIII, Series 2025-53A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.65%, 07/20/38(b)		2,000	2,006,390
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/20/34(b)		250	250,510
Barings CLO Ltd., Series 2020-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.52%, 01/15/38(b)		1,515	1,518,163
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.63%, 01/20/31(b)		113	112,909
Carlyle Global Market Strategies CLO Ltd., Series 2014- 3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 5.84%, 07/27/31(b)		1,000	1,000,211
Carlyle U.S. CLO Ltd., Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.16%, 10/25/37(b)		2,500	2,503,252
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.19%, 07/17/34(b)		250	250,408
CIFC Funding Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.27%, 07/16/30(b)		1,000	1,003,342
Diameter Capital CLO Ltd., Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 6.06%, 10/15/37(b)		500	500,717
Dryden CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/15/31(b)		370	370,555
Dryden Senior Loan Fund(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.62%, 01/15/31		283	283,286
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.48%, 07/18/30		280	280,189
Gracie Point International Funding LLC(b)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 6.30%, 09/01/26		93	92,960
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 6.60%, 03/01/27		179	179,556
LCM Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/20/31(b)		53	53,135
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.55%, 04/20/31(b)		117	116,952
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		70	59,133
Security		Par (000)	Value
Cayman Islands (continued)
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 5.49%, 04/15/31(b)	USD	271	$ 271,017
OHA Credit Funding Ltd., Series 2025-20A, Class A, (3-mo. CME Term SOFR + 1.10%), 5.31%, 04/20/38(b)		1,030	1,028,465
Orion CLO Ltd., Series 2025-5A, Class D1, 07/20/38(b)(c)(e)		500	500,000
Park Blue CLO Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.69%, 07/20/37(b)		2,000	2,008,004
PFS Financing Corp., Series 2022-D, Class B, 4.90%, 08/15/27		1,134	1,133,730
Post CLO VI Ltd.(b)
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.88%, 01/20/38		2,000	2,009,552
Series 2024-2A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.66%, 01/20/38		1,000	1,002,532
Rad CLO Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/37(b)		1,130	1,133,675
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.42%, 04/15/38(b)		2,000	1,998,984
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3- mo. CME Term SOFR + 1.45%), 5.72%, 10/20/30(b)		105	105,236
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.64%, 07/15/30(b)		22	21,524
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.66%, 10/20/37(b)		1,000	1,004,571
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.77%, 10/15/30(b)		50	49,781
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.48%, 04/16/31(b)		302	302,025
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.67%, 01/16/31(b)		77	76,906
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/34(b)		325	325,417
Voya CLO Ltd., Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 06/07/30(b)		620	622,600
Warwick Capital CLO Ltd.(b)
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.67%, 07/20/37		1,000	1,003,790
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/20/38		1,000	1,003,100
			27,183,582
France(a)(b) — 0.0%
Noria DE
Series 2024-DE1, Class B, (1-mo. EURIBOR + 0.95%), 2.84%, 02/25/43	EUR	100	117,652
Series 2024-DE1, Class C, (1-mo. EURIBOR + 1.25%), 3.14%, 02/25/43		100	117,963
			235,615
Germany(a)(b) — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 3.04%, 01/26/43		45	53,445

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Red & Black Auto Germany UG
Series 10, Class B, (1-mo. EURIBOR + 1.20%), 3.09%, 09/15/32	EUR	80	$ 93,622
Series 8, Class B, (1-mo. EURIBOR + 0.75%), 2.64%, 09/15/30		24	28,567
			175,634
Ireland(a)(b) — 0.2%
Aurium CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.00%), 5.01%, 06/23/34		100	117,839
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.58%, 04/15/35		100	116,913
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.48%, 07/15/32		100	117,865
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.36%, 02/22/34		100	117,075
Dilosk RMBS No. 9 DAC, Series 9, Class A, (3-mo. EURIBOR + 0.68%), 2.84%, 01/25/63		133	156,230
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 5.76%, 07/25/37		100	118,935
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 3.51%, 04/25/34		100	117,541
Palmer Square European CLO DAC, Series 2022-2X, Class DR, (3-mo. EURIBOR + 4.00%), 6.28%, 01/15/38		100	117,795
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.39%, 08/15/38		100	118,008
Providus CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.95%), 5.09%, 02/15/35		100	117,782
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 5.30%, 05/20/34		100	118,389
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 10/20/38		100	118,649
			1,453,021
Italy(a)(b) — 0.2%
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo. EURIBOR + 0.73%), 2.66%, 12/29/36		238	281,115
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 3.13%, 12/29/36		104	122,517
Series 2025-1, Class B, (1-mo. EURIBOR + 1.00%), 3.04%, 12/28/40		167	196,954
AutoFlorence SRL, Series 3, Class A, (1-mo. EURIBOR + 0.95%), 2.82%, 12/25/46		312	368,571
Brignole Co., Series 2024, Class A, (1-mo. EURIBOR + 0.78%), 2.65%, 02/24/42		201	236,553
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 3.58%, 06/15/41		88	104,457
Red & Black Auto Italy SRL, Series 3, Class A, (1-mo. EURIBOR + 0.81%), 2.74%, 07/28/36		239	282,502
			1,592,669
Security		Par (000)	Value
Jersey(b)(d) — 0.6%
AGL CLO Ltd., Series 2023-24A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.04%, 03/31/38	USD	2,000	$ 2,017,158
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.61%, 10/20/37		3,000	3,010,246
			5,027,404
Luxembourg(a)(b) — 0.1%
Asset-Backed European Securitisation Transaction Twenty-Three SARL, Series 2023, Class B, (1-mo. EURIBOR + 1.30%), 3.18%, 03/21/34	EUR	100	118,531
Auto1 Car Funding SARL, Series 2024-1, Class A, (1- mo. EURIBOR + 0.70%), 2.59%, 12/15/33		129	151,730
FACT SA/LU, Series 2024-1, Class B, (1-mo. EURIBOR + 1.05%), 2.95%, 09/22/31		100	118,007
Golden Ray SA - Compartment 1, Series 1, Class A2, (1-mo. EURIBOR + 0.80%), 2.89%, 12/27/57		272	320,538
Pony SA, Series 2024-1, Class B, (1-mo. EURIBOR + 0.85%), 2.74%, 01/14/33		100	117,509
SC Germany SA Compartment Consumer
Series 2024-2, Class B, (1-mo. EURIBOR + 1.10%), 2.99%, 05/14/38		100	118,300
Series 2025-1, Class B, (1-mo. EURIBOR + 0.95%), 2.86%, 12/14/38		100	117,960
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 2.80%, 01/20/35		51	60,675
			1,123,250
Netherlands(a)(b) — 0.0%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 3.26%, 02/15/55		122	144,882
Mila BV, Series 2024-1, Class A, (1-mo. EURIBOR + 0.69%), 2.78%, 09/16/41		156	183,981
			328,863
Spain(a)(b) — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 2.69%, 01/31/39		52	60,914
FTA Consumo Santander, Series 8, Class B, (3-mo. EURIBOR + 1.20%), 3.29%, 01/21/40		100	117,960
			178,874
United Kingdom(a) — 0.5%
Asimi Funding PLC(b)
Series 2024-1, Class A, (1-day SONIA GBP 1.00%), 5.22%, 09/16/31	GBP	38	51,395
Series 2025-1, Class A, (1-day SONIA GBP 0.95%), 5.17%, 05/16/32		131	179,687
Atlas Funding PLC, Series 2023-1, Class B, (1-day SONIA GBP 1.90%), 6.12%, 01/20/61(b)		100	138,683
Dowson PLC, Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 5.47%, 08/20/31(b)		149	204,527
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.87%), 5.11%, 03/22/57(b)		210	289,604
Elstree Funding PLC, Series 2005, Class A, (1-day SONIA GBP 0.85%), 5.07%, 08/21/61(b)		252	346,451
Hermitage PLC(b)
Series 2023-1, Class B, (1-day SONIA GBP 2.45%), 6.67%, 09/21/33		100	137,617
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Hermitage PLC(b) (continued)
Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 5.12%, 04/21/33	GBP	196	$ 269,756
Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 5.47%, 04/21/33		65	89,962
Hops Hill, Series 5, Class B, 06/21/56(b)(c)		100	137,265
Mortimer Mix PLC, Series 2024-MIX, Class B, (1-day SONIA GBP 1.15%), 5.39%, 09/22/67(b)		100	137,420
NewDay Funding, Series 2025-2X, Class B, 07/15/33(b)(c)		134	183,935
Newday Funding Master Issuer PLC(b)
Series 2024-2X, Class A, (1-day SONIA GBP 0.90%), 5.12%, 07/15/32		275	378,718
Series 2024-3X, Class B, (1-day SONIA GBP 1.30%), 5.52%, 11/15/32		100	137,715
PCL Funding IX PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 5.12%, 07/16/29(b)		318	437,507
PCL Funding VIII PLC, Series 2023-1, Class A, (1-day SONIA GBP 1.18%), 5.40%, 05/15/28(b)		400	551,311
Polaris PLC, Series 2023-1, Class B, (1-day SONIA GBP 2.75%), 6.97%, 02/23/61(b)		160	223,557
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32		62	88,853
Winchester PLC, Series 2001, Class B, (1-day SONIA GBP 1.20%), 5.50%, 10/21/56(b)		100	137,270
			4,121,233
United States(d) — 3.7%
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29	USD	570	572,593
Series 2025-X1, Class C, 5.34%, 04/15/30		100	100,076
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/33		610	614,685
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46		27	24,528
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33		24	23,305
Series 2021-A, Class B, 2.79%, 11/17/33		100	96,588
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27		129	129,988
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54		291	305,598
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 6.06%, 06/25/54(b)		336	341,449
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74		895	897,357
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48		557	579,710
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31		65	65,745
FIGRE Trust, Series 2025-HE3, Class A, 5.56%, 05/25/55(b)		2,015	2,028,343
Flatiron CLO LLC, Series 2023-1A, Class DR, (3-mo. CME Term SOFR + 2.70%), 7.01%, 04/17/36(b)		700	702,982
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(b)		294	294,863
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42		90	85,629
Series 2023-2A, Class A, 6.53%, 06/15/49		221	230,734
Series 2024-2A, Class B, 4.93%, 03/15/50		97	97,107
Security		Par (000)	Value
United States (continued)
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52	USD	48	$ 49,247
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46		599	606,142
Series 2025-1A, Class A, 5.38%, 02/20/49		521	527,521
Series 2025-1A, Class B, 6.27%, 02/20/49		24	24,136
Series 2025-2A, Class A, 5.32%, 06/20/49		1,036	1,045,241
Series 2025-2A, Class B, 5.98%, 06/20/49		288	291,539
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/48		209	163,623
Series 2022-3CS, Class A, 4.95%, 07/20/49		24	21,725
Gracie Point International Funding LLC, Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 6.12%, 03/01/28(b)		306	306,568
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59		304	309,743
Huntington Bank Auto Credit-Linked Notes(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.70%, 05/20/32		177	177,679
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.65%, 10/20/32		287	288,056
Lendmark Funding Trust
Series 2024-1A, Class B, 5.88%, 06/21/32		100	101,735
Series 2024-2A, Class B, 4.86%, 02/21/34		100	99,630
Series 2025-1A, Class A, 4.94%, 09/20/34		316	318,469
Series 2025-1A, Class B, 5.33%, 09/20/34		310	314,238
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64		419	420,838
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/35		1,468	1,478,887
Series 2023-AA, Class B, 7.11%, 10/22/35		789	802,972
Series 2024-AA, Class A, 5.13%, 09/22/36		241	244,077
Series 2024-BA, Class D, 6.36%, 11/20/38		100	101,932
Series 2025-AA, Class A, 4.98%, 05/20/38		469	475,364
Series 2025-AA, Class B, 5.33%, 05/20/38		172	175,138
Mosaic Solar Loan Trust, Series 2023-4, Class A, 6.40%, 05/20/53		201	203,269
Navient Private Education Loan Trust, Series 2014-AA, Class A3, (1 mo. Term SOFR + 1.71%), 6.03%, 10/15/31(b)		29	28,577
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 6.03%, 11/15/68(b)		378	379,904
Series 2021-DA, Class A, (Prime - 1.99%), 5.51%, 04/15/60(b)		136	134,693
Series 2024-A, Class A, 5.66%, 10/15/72		564	571,656
Navient Student Loan Trust
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 6.00%, 03/15/72(b)		159	160,490
Series 2023-BA, Class A1A, 6.48%, 03/15/72		111	113,382
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62		136	120,280
Series 2021-DA, Class B, 2.90%, 04/20/62		700	624,237
Series 2021-DA, Class C, 3.50%, 04/20/62		100	85,846
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 6.56%, 11/25/53(b)		106	107,750
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 5.40%, 03/15/57(b)		597	592,328
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.10%, 07/14/37		100	101,518

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
OneMain Financial Issuance Trust
Series 2020-2A, Class B, 2.21%, 09/14/35	USD	1,132	$ 1,077,637
Series 2022-2A, Class B, 5.24%, 10/14/34		189	189,668
Series 2023-2A, Class D, 7.52%, 09/15/36		552	568,203
Series 2024-1A, Class A, 5.79%, 05/14/41		764	799,470
Point Broadband Funding LLC, Series 2025-1A, Class A2, 07/20/55(c)		271	270,996
Regional Management Issuance Trust
Series 2021-1, Class B, 2.42%, 03/17/31		256	254,329
Series 2021-2, Class B, 2.35%, 08/15/33		990	916,400
Series 2022-1, Class A, 3.07%, 03/15/32		223	221,388
Series 2024-2, Class A, 5.11%, 12/15/33		100	100,547
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31		186	184,864
Series 2021-A, Class B, 2.80%, 12/22/31		136	133,275
Series 2021-A, Class C, 3.53%, 12/22/31		100	97,217
Series 2021-A, Class D, 5.23%, 12/22/31		800	775,404
Series 2024-B, Class A, 5.42%, 11/20/37		424	430,298
Series 2024-B, Class B, 5.86%, 11/20/37		152	154,484
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32		115	112,133
Series 2024-1A, Class A, 6.39%, 11/20/35		141	143,193
Sesac Finance LLC, Series 2024-1, Class A2, 6.42%, 01/25/54		50	51,358
SMB Private Education Loan Trust
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.75%, 03/15/56(b)		712	719,333
Series 2024-A, Class B, 5.88%, 03/15/56		408	418,575
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.40%, 06/17/52(b)		147	145,584
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34		854	855,857
Series 2025-1, Class B, 5.12%, 02/27/34		100	100,983
Series 2025-2, Class A, 4.82%, 06/25/34		2,807	2,811,400
SoFi Personal Loan Term
Series 2024-1, Class R1, 0.00%, 02/12/31		10	281,388
Series 2024-1A, Class A, 6.06%, 02/12/31		214	214,848
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54		232	237,508
Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.13%, 02/25/64(b)		1,385	1,397,014
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32		202	202,000
			32,625,064
Total Asset-Backed Securities — 9.0% (Cost: $77,261,222)			78,399,147

	Shares
Common Stocks
Australia — 0.0%
IREN Ltd.(f)	7,890	114,957
Canada — 0.0%
Algoma Steel Group, Inc.	26,292	181,152
Chile — 0.0%
Wom New Holdco(e)(f)	1,029	28,812
Security	Shares	Value
China — 0.1%
Alibaba Group Holding Ltd., ADR	1,519	$ 172,270
BYD Co. Ltd., Class H	7,500	116,775
Tencent Holdings Ltd.	924	59,539
		348,584
France — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	128	66,993
Italy — 0.1%
Intesa Sanpaolo SpA	17,084	98,411
Prysmian SpA	1,501	106,269
UniCredit SpA	1,076	72,182
		276,862
Japan — 0.0%
Rakuten Group, Inc.(f)	25,300	139,408
Spain — 0.0%
CaixaBank SA	24,433	211,707
United Kingdom — 0.0%
Genius Sports Ltd.(f)	21,560	224,224
United States — 1.1%
AMC Networks, Inc., Class A(f)	12,756	79,980
Amentum Holdings, Inc.(f)	13,314	314,344
Anduril Industries, Inc.(e)(f)	3,592	146,841
Apollo Global Management, Inc.	1,115	158,185
Bank of America Corp.	1,883	89,104
Boeing Co.(f)	786	164,691
Boston Scientific Corp.(f)	1,417	152,200
Broadcom, Inc.	276	76,079
Caesars Entertainment, Inc.(f)	3,619	102,743
Capital One Financial Corp.	1,656	352,331
Carrier Global Corp.	868	63,529
Cirkul, Inc., (Expires 04/25/35, Strike Price USD (e)(f)	995	13,612
Cirkul, Inc., (Expires 04/25/35, Strike Price USD (e)(f)	1,021	4,707
Citigroup, Inc.	1,478	125,807
CommScope Holding Co., Inc.(f)	14,815	122,668
Coreweave, Inc., (Acquired 10/03/24, Cost: $220,865)(f)(g)	4,700	766,382
Costco Wholesale Corp.	46	45,537
D.R. Horton, Inc.	753	97,077
Delta Air Lines, Inc.	2,771	136,278
DF Residential III LP(e)(f)	358,703	358,703
Duke Energy Corp.	1,500	177,000
Eli Lilly & Co.	191	148,890
EOG Resources, Inc.	988	118,175
Flagstar Financial, Inc.	60,626	642,636
Flowco Holdings, Inc., Class A	12,475	222,180
Freewire Equity(e)(f)	6	—
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(e)(f)(g)	538,000	419,640
Home Depot, Inc.	186	68,195
JPMorgan Chase & Co.	430	124,661
Lam Research Corp.	1,189	115,737
Lockheed Martin Corp.	359	166,267
Lumen Technologies, Inc.(f)	56,004	245,298
Meta Platforms, Inc., Class A	226	166,808
Micron Technology, Inc.	1,695	208,909
MNTN, Inc., Series D, (Acquired 11/05/21, Cost: $138,642)(f)(g)	6,037	132,029
Netflix, Inc.(f)	173	231,670
NRG Energy, Inc.	1,166	187,236
NVIDIA Corp.	1,260	199,067
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Palladyne AI Corp(f)	305	$ 2,641
Solaris Energy Infrastructure, Inc., Class A	23,932	677,036
Sonder Holdings, Inc., Class A(f)	2,292	6,188
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $85,374)(e)(f)(g)	1,054	194,990
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $91,692)(e)(f)(g)	1,132	209,420
Toll Brothers, Inc.	773	88,223
Trane Technologies PLC	213	93,168
Uber Technologies, Inc.(f)	2,943	274,582
United Airlines Holdings, Inc.(f)	1,570	125,019
Venture Global, Inc., Class A	866	13,492
Vertiv Holdings Co., Class A	2,237	287,253
Viper Energy, Inc., Class A	2,413	92,008
Vistra Corp.	1,328	257,380
Walmart, Inc.	1,117	109,220
Walt Disney Co.	791	98,092
Warner Bros Discovery, Inc., Class A(f)	32,211	369,138
		9,843,046
Total Common Stocks — 1.3% (Cost: $9,507,871)		11,435,745

		Par (000)
Corporate Bonds
Argentina(d) — 0.1%
Pampa Energia SA, 7.88%, 12/16/34	USD	39	38,907
Telecom Argentina SA, 9.25%, 05/28/33		40	40,705
Vista Energy Argentina SAU
8.50%, 06/10/33		126	126,913
7.63%, 12/10/35		239	231,304
YPF SA, 9.50%, 01/17/31		156	163,410
			601,239
Australia — 0.8%
FMG Resources August 2006 Pty. Ltd.(d)
4.38%, 04/01/31		2	1,869
6.13%, 04/15/32		107	108,838
Glencore Capital Finance DAC(a)
1.13%, 03/10/28	EUR	1,929	2,186,214
3.75%, 02/04/32		792	936,286
Insurance Australia Group Ltd., (1-Month BBSW + 1.68%), 5.39%, 06/15/37(a)(b)	AUD	200	129,324
IREN Ltd., Series IREN, 3.50%, 12/15/29(d)(h)	USD	132	170,676
Mineral Resources Ltd.(d)
8.00%, 11/01/27		100	100,466
9.25%, 10/01/28		135	138,160
8.50%, 05/01/30		220	218,911
NSW Electricity Networks Finance Pty. Ltd., (1-Month BBSW + 2.05%), 5.78%, 03/11/55(a)(b)	AUD	470	307,558
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25		166	109,395
12.50%, 07/31/26		248	167,302
12.50%, 07/31/27		414	285,771
10.50%, 07/31/28		348	232,197
Origin Energy Finance Ltd., 1.00%, 09/17/29(a)	EUR	962	1,034,015
Security		Par (000)	Value
Australia (continued)
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(b)	AUD	960	$ 627,142
Scentre Group Trust 1, (1-Month BBSW + 2.00%), 5.60%, 03/31/55(a)(b)		400	260,891
			7,015,015
Belgium — 0.0%
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)(b)	GBP	100	131,731
Bermuda — 0.0%
Golar LNG Ltd., 2.75%, 12/15/30(d)(h)	USD	76	77,900
Brazil — 0.2%
3R Lux SARL, 9.75%, 02/05/31(d)		200	202,250
Azul Secured Finance LLP, 11.93%, 08/28/28(f)(i)		223	51,321
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)		202	160,069
Pluxee NV, 3.50%, 09/04/28(a)	EUR	100	118,921
Raizen Fuels Finance SA, 6.70%, 02/25/37(a)	USD	200	195,875
Samarco Mineracao SA(j)
(9.50% PIK), 9.50%, 06/30/31(a)		504	493,810
(9.50% PIK), 9.50%, 06/30/31(d)		136	133,662
Suzano Austria GmbH
6.00%, 01/15/29		200	205,500
5.00%, 01/15/30		200	199,486
Vale Overseas Ltd., 6.40%, 06/28/54		61	59,628
			1,820,522
Canada — 0.7%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(d)		302	317,855
Baytex Energy Corp., 7.38%, 03/15/32(d)		138	131,775
Bombardier, Inc.(d)
7.25%, 07/01/31		4	4,199
7.00%, 06/01/32		103	107,262
6.75%, 06/15/33		7	7,253
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(d)
6.25%, 09/15/27		100	99,577
5.00%, 06/15/29		65	59,155
4.88%, 02/15/30		145	129,426
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(d)
3.88%, 01/15/28		100	97,406
4.38%, 01/15/28		291	285,369
4.00%, 10/15/30		108	100,642
Garda World Security Corp.(d)
7.75%, 02/15/28		44	45,521
8.38%, 11/15/32		182	186,952
HR Ottawa LP, 11.00%, 03/31/31(d)		1,942	2,110,262
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(d)		100	104,555
NOVA Chemicals Corp.(d)
5.25%, 06/01/27		163	162,148
9.00%, 02/15/30		142	153,354
Open Text Corp., 3.88%, 12/01/29(d)		88	82,889
Open Text Holdings, Inc., 4.13%, 12/01/31(d)		92	84,705
Prime Investment Partners Ltd., 11.00%, 05/01/30(e)		904	902,242
Rogers Communications, Inc., (5-year CMT + 2.65%), 7.00%, 04/15/55(b)		100	102,236
Toronto-Dominion Bank, 2.88%, 04/05/27(a)	GBP	100	133,516

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Canada (continued)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(d)	USD	341	$ 348,576
Wrangler Holdco Corp., 6.63%, 04/01/32(d)		102	106,188
			5,863,063
Chile — 0.2%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(b)(d)		400	412,588
Corp. Nacional del Cobre de Chile, 3.15%, 01/14/30(a)		200	185,563
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)		200	200,450
Telefonica Moviles Chile SA, 3.54%, 11/18/31(d)		164	101,975
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(d)(h)(j)		544	532,688
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(d)(j)		303	298,093
			1,731,357
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(h)		61	77,703
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(a)(f)(i)		200	5,500
Far East Horizon Ltd., 6.00%, 10/01/28(a)		825	821,420
Fortune Star BVI Ltd., 3.95%, 10/02/26(a)	EUR	1,500	1,701,302
Prosus NV, 3.06%, 07/13/31(a)	USD	200	177,000
			2,782,925
Colombia — 0.1%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(d)(j)		485	366,395
Ecopetrol SA, 8.88%, 01/13/33		69	71,070
Gran Tierra Energy, Inc., 9.50%, 10/15/29(d)		412	313,297
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)		400	370,588
			1,121,350
Czech Republic(a) — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30	EUR	200	250,315
Czechoslovak Group A/S, 01/10/31(c)		125	149,498
EP Infrastructure AS, 1.82%, 03/02/31		393	412,359
			812,172
Denmark — 0.1%
Carlsberg Breweries A/S, 3.25%, 02/28/32(a)		540	634,567
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 7.01%, 04/22/30(b)		200	236,019
			870,586
Estonia — 0.0%
Eesti Energia AS, (5-year EURIBOR ICE Swap + 5.17%), 7.88%(a)(b)(k)		160	195,157
Finland(a) — 0.0%
Ahlstrom Holding 3 OY, 3.63%, 02/04/28		100	115,678
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		100	118,294
			233,972
France — 1.4%
Altice France SA, 4.25%, 10/15/29(a)		100	98,653
Atos SE(a)(l)
5.20%, 12/18/30		58	58,084
9.36%, 12/18/29		94	122,813
Banijay Entertainment SAS, 7.00%, 05/01/29(a)		100	123,108
Banque Federative du Credit Mutuel SA, (5-year EURIBOR ICE Swap + 1.75%), 4.00%, 01/15/35(a)(b)		600	715,904
Security		Par (000)	Value
France (continued)
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(b)	EUR	111	$ 128,137
BNP Paribas SA, 1.88%, 12/14/27(a)	GBP	100	129,054
Electricite de France SA(a)
3.75%, 06/05/27	EUR	300	361,366
5.50%, 10/17/41	GBP	300	370,440
Elior Group SA, 5.63%, 03/15/30(a)	EUR	100	120,154
Elis SA, 3.75%, 03/21/30(a)		100	121,167
Engie SA, (5-year EURIBOR ICE Swap + 2.37%), 5.13%(a)(b)(k)		100	123,408
Eutelsat SA(a)
1.50%, 10/13/28		100	107,110
9.75%, 04/13/29		100	126,977
Forvia SE, 5.50%, 06/15/31(a)		300	348,607
Iliad Holding SASU
7.00%, 10/15/28(d)	USD	400	407,309
5.38%, 04/15/30(a)	EUR	134	162,107
6.88%, 04/15/31(a)		100	125,599
8.50%, 04/15/31(d)	USD	400	427,850
iliad SA(a)
5.38%, 02/15/29	EUR	200	247,255
5.63%, 02/15/30		200	251,713
IPD 3 BV, 5.50%, 06/15/31(a)		102	121,803
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.56%, 07/01/29(a)(b)		100	118,330
Loxam SAS, 6.38%, 05/31/29(a)		100	122,712
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 7.53%, 07/15/29(a)(b)		100	119,271
Opal Bidco SAS, 5.50%, 03/31/32(a)		105	126,159
Paprec Holding SA, 7.25%, 11/17/29(a)		300	370,381
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(a)(b)		100	123,892
RTE Reseau de Transport d’Electricite SADIR, 1.13%, 09/09/49(a)		400	252,925
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $293,231), 6.98%, 09/30/29(b)(e)(g)		297	350,380
Societe Generale SA(a)
1.25%, 12/07/27	GBP	100	127,105
1.75%, 03/22/29	EUR	400	451,374
(3-mo. EURIBOR + 0.95%), 0.50%, 06/12/29(b)		800	880,811
(3-mo. EURIBOR + 1.28%), 0.88%, 09/22/28(b)		100	113,661
(3-mo. EURIBOR + 1.45%), 3.75%, 07/15/31(b)		500	597,401
TotalEnergies Capital International SA(a)
1.66%, 07/22/26	GBP	100	133,505
3.50%, 03/03/37	EUR	900	1,030,757
Worldline SA/France(a)
0.00%, 07/30/25(h)(m)		12	16,631
4.13%, 09/12/28		1,000	1,034,956
5.25%, 11/27/29		1,200	1,239,815
			12,008,684
Germany — 2.1%
Aroundtown SA, 0.00%, 07/16/26(a)		100	114,188
Bayer AG, 1.38%, 07/06/32(a)		200	203,562
Daimler Truck International Finance BV, 3.00%, 11/27/29(a)		700	824,987
Deutsche Bahn Finance GMBH, 1.13%, 05/29/51(a)		141	93,048
Deutsche Bank AG(a)(b)
(3-mo. EURIBOR + 0.95%), 4.00%, 07/12/28		200	241,417
(5-year EURIBOR ICE Swap + 5.26%), 8.13%(k)		200	251,527
Deutsche Telekom AG(a)
2.25%, 03/29/39		55	55,007
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Deutsche Telekom AG(a) (continued)
3.63%, 02/03/45	EUR	526	$ 578,359
1.75%, 12/09/49		129	98,853
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)		100	120,742
E.ON SE, 4.13%, 03/25/44(a)		306	358,375
EnBW International Finance BV(a)
4.30%, 05/23/34		356	441,668
3.75%, 11/20/35		211	249,087
Eurogrid GmbH(a)
0.74%, 04/21/33		500	478,319
3.73%, 10/18/35		300	350,619
4.06%, 05/28/37		200	238,164
Fressnapf Holding SE, 5.25%, 10/31/31(a)		116	138,028
Gruenenthal GmbH, 4.63%, 11/15/31(a)		100	118,534
HT Troplast GmbH, 9.38%, 07/15/28(a)		100	123,973
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(a)(j)		200	246,616
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% Cash or 13.41% PIK), 11.88%, 04/01/31(b)(e)(j)		394	426,744
Mahle GmbH, 6.50%, 05/02/31(a)		100	119,568
Mercedes-Benz International Finance BV, 2.50%, 09/05/28(a)		230	269,928
Mercer International, Inc., 5.13%, 02/01/29	USD	244	199,032
Nidda Healthcare Holding GmbH(a)
7.00%, 02/21/30	EUR	202	248,370
(3-mo. EURIBOR + 3.75%), 5.89%, 10/23/30(b)		104	122,856
PCF GmbH, 4.75%, 04/15/29(a)		122	118,524
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(a)(b)		100	118,355
ProGroup AG, 5.13%, 04/15/29(a)		100	119,120
Schaeffler AG, 4.25%, 04/01/28(a)		100	118,530
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(a)(j)		112	90,329
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)		186	219,085
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(d)	USD	400	399,720
TUI Cruises GmbH, 5.00%, 05/15/30(a)	EUR	100	118,464
Volkswagen Bank GmbH(a)
1.25%, 12/15/25		76	89,031
4.25%, 01/07/26		1,300	1,544,795
2.50%, 07/31/26		2,200	2,589,150
4.63%, 05/03/31		400	494,469
Volkswagen Financial Services AG(a)
3.75%, 09/10/26		169	201,961
0.13%, 02/12/27		1,805	2,046,643
Volkswagen Financial Services NV, 4.25%, 10/09/25(a)	GBP	100	136,921
Volkswagen Leasing GmbH(a)
0.38%, 07/20/26	EUR	570	657,357
3.63%, 10/11/26		51	60,922
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(b)(k)		203	244,205
Wintershall Dea Finance BV, 4.36%, 10/03/32(a)		1,908	2,249,975
ZF Finance GmbH, 5.75%, 08/03/26(a)		100	118,737
ZF North America Capital, Inc., 6.88%, 04/23/32(d)	USD	150	138,636
			18,586,500
Greece(a)(b) — 0.1%
Eurobank SA
(1-year EUR Swap + 1.80%), 4.00%, 09/24/30	EUR	100	120,839
Security		Par (000)	Value
Greece (continued)
Eurobank SA (continued)
(1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	100	$ 115,631
(5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	125,135
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		211	265,056
			626,661
Hong Kong — 0.2%
AIA Group Ltd., 5.40%, 09/30/54(a)	USD	1,000	933,120
Elect Global Investments Ltd., 4.85%(a)(k)		200	128,062
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)		350	360,246
Melco Resorts Finance Ltd., 7.63%, 04/17/32(d)		200	202,400
			1,623,828
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(a)		200	210,569
India — 1.0%
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(a)		805	779,844
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(a)		1,000	1,028,750
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)		313	322,475
Diamond II Ltd., 7.95%, 07/28/26(a)		1,000	1,008,100
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/28(d)(e)(j)		1,123	1,145,460
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)		995	1,002,960
India Cleantech Energy, 4.70%, 08/10/26(a)		790	777,162
Muthoot Finance Ltd., 6.38%, 04/23/29(a)		300	298,500
Power Finance Corp. Ltd., 1.84%, 09/21/28(a)	EUR	100	111,823
ReNew Pvt Ltd., 5.88%, 03/05/27(a)	USD	200	198,370
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		1,200	1,243,500
10.88%, 09/17/29(d)		728	754,390
9.48%, 07/24/30(d)		200	199,250
11.25%, 12/03/31(d)		200	209,500
			9,080,084
Indonesia — 0.5%
Freeport Indonesia PT(a)
4.76%, 04/14/27		200	199,940
6.20%, 04/14/52		1,000	977,810
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(a)		455	365,365
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29(a)		1,000	1,038,750
8.96%, 04/27/29(d)		104	108,030
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR	1,000	1,022,980
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	USD	200	188,000
			3,900,875
Ireland — 0.1%
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 7.64%, 05/15/28(a)(b)	EUR	150	177,796
Flutter Treasury DAC(a)
4.00%, 06/04/31		115	135,676

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Flutter Treasury DAC(a) (continued)
6.13%, 06/04/31	GBP	100	$ 138,239
GGAM Finance Ltd., 8.00%, 02/15/27(d)	USD	88	90,731
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP	100	140,121
			682,563
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30	EUR	100	119,540
7.88%, 09/15/31		120	168,565
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	197	192,628
6.75%, 03/01/28		263	272,534
			753,267
Italy — 0.6%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(b)(k)	EUR	100	121,940
Almaviva-The Italian Innovation Co. SpA, 10/30/30(a)(c)		162	190,828
ASTM SpA, 1.50%, 01/25/30(a)		100	109,628
Banca Monte dei Paschi di Siena SpA, 10/02/35(a)(b)(c)		200	235,630
Bubbles Bidco SpA, 6.50%, 09/30/31(a)		122	145,672
Continuum Energy Pte. Ltd., (12.85% Cash or 7.85% PIK), 5.00%, 09/11/27(d)(e)(j)	USD	415	415,533
Dolcetto Holdco SpA, 07/14/32(a)(c)	EUR	100	118,680
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)		100	124,439
Fiber Bidco SpA(a)
6.13%, 06/15/31		300	338,003
(3-mo. EURIBOR + 4.00%), 5.98%, 01/15/30(b)		200	229,123
Fibercop SpA
4.75%, 06/30/30(a)		100	118,549
5.13%, 06/30/32(a)		100	117,960
6.00%, 09/30/34(d)	USD	200	187,168
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(a)	EUR	300	356,399
IMA Industria Macchine Automatiche SpA(a)
3.75%, 01/15/28		100	116,828
(3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(b)		200	236,815
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(a)		100	112,664
Intesa Sanpaolo SpA, 5.15%, 06/10/30(a)	GBP	100	136,085
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.73%, 12/15/29(a)(b)	EUR	100	117,954
Lottomatica Group SpA, 4.88%, 01/31/31(a)		100	120,780
Nexi SpA, 0.00%, 02/24/28(a)(h)(m)		200	213,494
Pachelbel Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.44%, 05/17/31(a)(b)		100	118,408
Prysmian SpA, 3.63%, 11/28/28(a)		200	240,084
Rossini SARL(a)
6.75%, 12/31/29		100	124,348
(3-mo. EURIBOR + 3.88%), 5.86%, 12/31/29(b)		43	50,965
TeamSystem SpA(a)(c)
07/01/31		100	117,713
07/01/32(b)		109	128,278
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)(d)	USD	200	211,548
Unipol Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	123,611
			4,979,127
Security		Par (000)	Value
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(d)(e)(m)	USD	71	$ 4,262
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(j)		95	95,442
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% Cash or 11.00% PIK), 10.50%, 11/25/28(j)		69	68,881
			168,585
Japan — 0.3%
Nissan Motor Co. Ltd., 4.81%, 09/17/30(d)		400	366,968
Nomura Holdings, Inc., 5.10%, 07/03/25		200	200,004
Rakuten Group, Inc., 9.75%, 04/15/29(d)		400	438,151
SoftBank Group Corp.(a)
5.38%, 01/08/29	EUR	200	239,303
4.00%, 09/19/29		150	171,773
3.88%, 07/06/32		300	320,697
(5-year USD ICE Swap + 4.85%), 6.88%(b)(k)	USD	585	571,123
			2,308,019
Jersey — 0.0%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(d)		200	189,378
10.38%, 03/31/29(a)	GBP	100	127,889
			317,267
Luxembourg — 0.2%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(j)	EUR	220	272,066
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(a)		103	124,108
Currenta Group Holdings SARL(a)
5.50%, 05/15/30		100	120,104
(3-mo. EURIBOR + 4.00%), 6.14%, 05/15/32(b)		100	118,073
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)		200	253,378
Essendi SA, 5.63%, 05/15/32(a)		100	118,734
INEOS Finance PLC, 6.38%, 04/15/29(a)		200	238,786
ION Trading Technologies SARL, 5.75%, 05/15/28(d)	USD	400	385,937
Kleopatra Finco SARL, 4.25%, 03/01/26(a)	EUR	100	110,448
Maxam Prill SARL, 07/15/30(a)(c)		154	180,316
Summer BC Holdco B SARL, (3-mo. EURIBOR + 4.25%), 6.39%, 02/15/30(a)(b)		100	116,616
			2,038,566
Macau — 0.3%
Sands China Ltd., 4.38%, 06/18/30	USD	500	476,875
Studio City Finance Ltd., 5.00%, 01/15/29(a)		488	446,178
Wynn Macau Ltd.
5.63%, 08/26/28(a)		1,204	1,180,823
5.63%, 08/26/28(d)		400	392,300
			2,496,176
Mexico — 0.6%
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38%(b)(d)(k)		200	202,576
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(d)		199	201,042
Food Service Project SA, 5.50%, 01/21/27(a)	EUR	100	117,919
Grupo Aeromexico SAB de C.V., 8.25%, 11/15/29(a)	USD	200	195,440
Grupo Posadas SAB de C.V., (5.00% Cash or 7.00% PIK), 8.00%, 12/30/27(a)(b)(j)		200	189,895
Petroleos Mexicanos
6.88%, 10/16/25		162	161,751
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mexico (continued)
Petroleos Mexicanos (continued)
7.50%, 03/31/26(d)	USD	2,154	$ 2,118,997
3.75%, 04/16/26(a)	EUR	115	133,754
6.50%, 03/13/27	USD	892	885,756
4.75%, 02/26/29(a)	EUR	164	184,371
8.75%, 06/02/29	USD	258	266,535
6.84%, 01/23/30		175	168,858
5.95%, 01/28/31		46	41,474
10.00%, 02/07/33		37	39,601
7.69%, 01/23/50		174	136,590
			5,044,559
Morocco(d) — 0.0%
OCP SA
6.75%, 05/02/34		202	208,977
7.50%, 05/02/54		200	199,294
			408,271
Netherlands — 0.9%
ABN AMRO Bank NV, (5-year EURIBOR ICE Swap + 2.45%), 5.13%, 02/22/33(a)(b)	EUR	1,200	1,477,376
Boels Topholding BV, 5.75%, 05/15/30(a)		144	175,959
Cooperatieve Rabobank UA(a)
4.00%, 01/10/30		1,000	1,232,989
(1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(b)	GBP	100	130,293
IMCD NV(a)
2.13%, 03/31/27	EUR	1,195	1,394,475
4.88%, 09/18/28		100	124,162
ING Groep NV(a)
3.00%, 02/18/26	GBP	100	135,931
(3-mo. EURIBOR + 1.10%), 3.50%, 09/03/30(b)	EUR	1,000	1,198,455
(5-year EUR Swap + 1.78%), 4.25%, 08/26/35(b)		100	120,769
Nobian Finance BV, Class B, 3.63%, 07/15/26(a)		105	123,229
Q-Park Holding I BV(a)
5.13%, 03/01/29		100	121,477
5.13%, 02/15/30		215	261,554
Sunrise FinCo I BV, 4.88%, 07/15/31(d)	USD	200	189,150
Trivium Packaging Finance BV, 12.25%, 01/15/31(d)		400	428,774
Viterra Finance BV, 0.38%, 09/24/25(a)	EUR	100	117,224
VZ Secured Financing BV
3.50%, 01/15/32(a)		270	291,776
5.00%, 01/15/32(d)	USD	201	178,811
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR	170	181,754
			7,884,158
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(d)	USD	200	194,875
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(d)		200	141,100
Peru — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(d)		100	102,765
Volcan Cia Minera SAA
8.75%, 01/24/30(d)		83	82,222
8.75%, 01/24/30(a)		61	60,428
			245,415
Philippines(a)(k) — 0.2%
ACEN Finance Ltd., 4.00%		267	173,550
Security		Par (000)	Value
Philippines (continued)
Petron Corp., (5-year CMT + 7.57%), 5.95%(b)	USD	444	$ 439,005
San Miguel Corp., (5-year CMT + 10.24%), 5.50%(b)		289	288,422
San Miguel Global Power Holdings Corp., (1-year CMT + 6.40%), 8.13%(b)		1,000	982,500
			1,883,477
Portugal(a)(b) — 0.1%
EDP SA
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	117,755
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	232,242
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		100	119,442
			469,439
Saudi Arabia — 0.1%
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(b)(k)	USD	200	200,318
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/42(d)		200	199,575
Saudi Arabian Oil Co., 4.75%, 06/02/30(d)		200	200,321
Saudi Electricity Sukuk Programme Co., 4.94%, 02/13/29(a)		200	201,414
			801,628
Singapore — 0.1%
Puma International Financing SA, 7.75%, 04/25/29(a)		435	445,658
Slovenia(a) — 0.0%
United Group BV
6.75%, 02/15/31	EUR	100	120,591
6.50%, 10/31/31		100	119,017
(3-mo. EURIBOR + 4.25%), 6.39%, 02/15/31(b)		100	117,795
			357,403
South Africa(a) — 0.2%
Anglo American Capital PLC, 4.13%, 03/15/32		1,365	1,648,261
Transnet SOC Ltd., 8.25%, 02/06/28		200	206,938
			1,855,199
South Korea(a) — 0.2%
Hyundai Card Co. Ltd., 5.75%, 04/24/29		200	206,570
LG Energy Solution Ltd.
5.38%, 04/02/30		500	500,400
(1-day SOFR + 1.70%), 6.04%, 04/02/30(b)		500	498,750
Tongyang Life Insurance Co. Ltd., (5-year CMT + 2.40%), 6.25%, 05/07/35(b)		500	513,075
			1,718,795
Spain — 0.3%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(b)	EUR	100	120,138
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(a)(b)		103	122,288
Banco Bilbao Vizcaya Argentaria SA, (5-year CMT + 3.25%), 7.75%(b)(k)	USD	200	202,742
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)(b)	GBP	100	136,669
Bankinter SA(a)(b)
(5-year EUR Swap + 6.71%), 6.25%(k)	EUR	200	239,674
(5-year EURIBOR ICE Swap + 2.35%), 5.00%, 06/25/34		100	123,261
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(b)(k)		200	240,302
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(a)(h)		100	104,964

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain (continued)
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 6.69%, 07/31/28(a)(b)	EUR	54	$ 64,265
Lorca Telecom Bondco SA(a)
4.00%, 09/18/27		100	117,698
5.75%, 04/30/29		168	206,622
Telefonica Emisiones SA(a)
5.38%, 02/02/26	GBP	133	183,177
3.94%, 06/25/35	EUR	400	468,598
			2,330,398
Sweden — 0.1%
Atlas Copco Finance DAC, 3.50%, 04/01/35(a)		349	411,274
Balder Finland OYJ, 1.00%, 01/20/29(a)		100	108,832
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27(a)		136	155,956
Preem Holdings AB, 12.00%, 06/30/27(a)		80	98,146
Stena International SA, 7.25%, 01/15/31(d)	USD	200	200,620
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(b)	GBP	100	131,380
			1,106,208
Switzerland — 0.2%
Dufry One BV, 4.50%, 05/23/32(a)	EUR	100	118,224
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(a)	CHF	125	154,984
UBS Group AG(a)
0.63%, 01/18/33	EUR	228	219,208
0.63%, 02/24/33		1,104	1,061,069
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(d)
9.50%, 06/01/28	USD	40	41,112
6.38%, 02/01/30		6	5,625
			1,600,222
Thailand — 0.2%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(d)		200	204,276
(5-year CMT + 4.73%), 5.00%(a)(b)(k)		200	199,360
Muangthai Capital PCL, 6.88%, 09/30/28(a)		1,000	993,750
			1,397,386
Turkey — 0.0%
Sisecam U.K. PLC, 8.25%, 05/02/29(a)		200	201,784
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(a)(j)	EUR	483	483,381
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(a)	USD	150	143,293
9.63%, 02/11/27(d)		150	143,293
			769,967
United Arab Emirates(a) — 0.1%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27		200	207,100
DP World Salaam, (5-year CMT + 5.75%), 6.00%(b)(k)		400	399,624
			606,724
United Kingdom — 2.3%
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	100	123,249
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)		318	384,906
7.75%, 02/15/31(d)	USD	200	209,094
Barclays PLC(a)
3.00%, 05/08/26	GBP	100	135,537
3.25%, 02/12/27		100	134,598
(1-year EUR Swap + 1.26%), 0.58%, 08/09/29(b)	EUR	151	166,290
(1-year EUR Swap + 1.75%), 4.92%, 08/08/30(b)		328	412,243
Security		Par (000)	Value
United Kingdom (continued)
Barclays PLC(a) (continued)
(1-year EUR Swap + 2.55%), 5.26%, 01/29/34(b)	EUR	183	$ 237,006
(1-year EURIBOR ICE Swap + 1.38%), 3.54%, 08/14/31(b)		209	247,968
(1-year GBP Swap + 2.55%), 7.09%, 11/06/29(b)	GBP	1,390	2,030,403
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)		123	163,128
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)		250	323,002
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR	139	167,001
British Telecommunications PLC(a)
3.88%, 01/20/34		185	221,970
3.75%, 01/03/35		335	392,320
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)		100	121,158
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP	200	282,221
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(d)	USD	400	402,051
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(a)	EUR	100	118,677
CPUK Finance Ltd., 4.50%, 08/28/27(a)	GBP	100	133,947
EC Finance PLC, 3.25%, 10/15/26(a)	EUR	100	114,981
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	206	294,523
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.50%, 08/15/29(d)	USD	282	275,925
Global Switch Finance BV, 1.38%, 10/07/30(a)	EUR	100	110,306
Heathrow Finance PLC(a)
3.88%, 03/01/27(l)	GBP	100	133,052
4.13%, 09/01/29(l)		130	164,157
6.63%, 03/01/31		100	136,440
HSBC Holdings PLC(b)
2.26%, 11/13/26(a)		347	471,975
(1-day SONIA GBP 1.31%), 1.75%, 07/24/27		1,910	2,543,222
(1-day SONIA GBP 2.12%), 6.80%, 09/14/31		1,930	2,861,294
(1-Month BBSW + 1.87%), 5.60%, 03/11/35(a)	AUD	300	195,591
Imperial Brands Finance PLC, 3.88%, 02/12/34(a)	EUR	628	727,311
Informa PLC(a)
3.13%, 07/05/26	GBP	100	135,168
3.38%, 06/09/31	EUR	230	269,506
3.63%, 10/23/34		538	624,789
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP	200	269,048
Mobico Group PLC(a)
4.88%, 09/26/31	EUR	100	95,370
(5-year UK Government Bond + 4.14%), 4.25%(b)(k)	GBP	100	82,565
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR	200	220,925
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.63% PIK), 7.63%, 11/08/28(a)(j)	USD	234	182,139
NatWest Group PLC(a)(b)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	136,624
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	135,880
OEG Finance PLC, 09/27/29(a)(c)	EUR	100	120,740
Pinewood Finco PLC, 6.00%, 03/27/30(a)	GBP	155	210,102
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)		200	290,178
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(a)		100	136,553
SCC Power PLC(d)(j)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28	USD	190	121,238
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		13	3,154
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29(a)	GBP	100	142,302
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(a)		100	95,645
Thames Water Utilities Ltd., 0.00%, 03/22/27(d)(m)		1	859
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(d)	USD	262	257,699
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP	300	391,720
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(d)	USD	200	$ 183,224
4.50%, 07/15/31(a)	GBP	307	377,156
Series JUL, 04/15/32(a)(c)	EUR	209	246,654
Vodafone Group PLC(b)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	19	17,364
(5-year EUR Swap + 3.48%), 3.00%, 08/27/80(a)	EUR	500	558,702
Zegona Finance PLC, 6.75%, 07/15/29(a)		152	190,239
			19,931,089
United States — 17.5%
AbbVie, Inc.
4.25%, 11/21/49	USD	420	346,001
5.40%, 03/15/54		437	424,919
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(d)		243	250,346
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/29(d)		242	232,253
Adient Global Holdings Ltd., 7.50%, 02/15/33(d)		132	134,983
AES Corp., (5-year CMT + 2.89%), 6.95%, 07/15/55(b)		100	97,551
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(d)		100	104,893
Air Products and Chemicals, Inc., 4.00%, 03/03/35	EUR	238	289,270
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
6.50%, 02/15/28	USD	100	102,383
6.25%, 03/15/33		100	103,083
Alcoa Nederland Holding BV, 7.13%, 03/15/31(d)		200	209,898
Allegiant Travel Co., 7.25%, 08/15/27(d)		88	88,026
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(d)
6.75%, 04/15/28		319	324,297
7.00%, 01/15/31		100	103,441
6.50%, 10/01/31		130	132,418
Allied Universal Holdco LLC, 7.88%, 02/15/31(d)		200	208,938
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR	100	114,858
4.63%, 06/01/28(d)	USD	200	194,134
4.88%, 06/01/28(a)	GBP	200	263,174
Alpha Generation LLC, 6.75%, 10/15/32(d)	USD	100	103,085
Alphabet, Inc., 4.00%, 05/06/54	EUR	437	506,229
Amazon.com, Inc.
3.10%, 05/12/51	USD	468	315,496
2.70%, 06/03/60		179	102,802
4.10%, 04/13/62		984	769,468
AMC Networks, Inc.
10.25%, 01/15/29(d)		360	373,214
4.25%, 02/15/29		226	181,051
Amentum Holdings, Inc., 7.25%, 08/01/32(d)		124	127,615
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33		62	56,880
Series 2019-1, Class B, 3.85%, 08/15/29		50	47,902
American Airlines, Inc.(d)
7.25%, 02/15/28		139	141,954
8.50%, 05/15/29		200	209,707
American Axle & Manufacturing, Inc.
6.88%, 07/01/28		19	19,009
5.00%, 10/01/29		200	183,026
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(d)		200	206,228
Amgen, Inc.
5.50%, 12/07/26(a)	GBP	100	139,057
4.66%, 06/15/51	USD	403	345,027
Security		Par (000)	Value
United States (continued)
Amgen, Inc. (continued)
5.75%, 03/02/63	USD	1,407	$ 1,367,871
AmWINS Group, Inc., 6.38%, 02/15/29(d)		156	159,001
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(d)		103	102,226
Arches Buyer, Inc., 4.25%, 06/01/28(d)		200	191,428
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(d)		200	203,768
Arcosa, Inc., 6.88%, 08/15/32(d)		200	207,564
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(a)	EUR	100	112,362
4.13%, 08/15/26(d)	USD	804	754,851
Aretec Group, Inc., 10.00%, 08/15/30(d)		204	224,179
Asbury Automotive Group, Inc.(d)
4.63%, 11/15/29		59	56,964
5.00%, 02/15/32		85	80,875
Ashton Woods USA LLC/Ashton Woods Finance Co.(d)
4.63%, 08/01/29		37	35,335
4.63%, 04/01/30		97	92,242
AT&T, Inc.
2.90%, 12/04/26	GBP	100	134,243
5.50%, 03/15/27(a)		50	69,720
3.65%, 06/01/51	USD	868	616,664
3.50%, 09/15/53		3,724	2,520,617
3.55%, 09/15/55		170	114,707
3.65%, 09/15/59		1,496	1,003,673
ATI, Inc., 7.25%, 08/15/30		115	120,509
Avantor Funding, Inc.(d)
4.63%, 07/15/28		126	123,727
3.88%, 11/01/29		158	149,595
Avient Corp., 6.25%, 11/01/31(d)		118	119,103
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(d)
5.38%, 03/01/29		102	98,307
8.25%, 01/15/30		43	44,909
8.00%, 02/15/31		72	74,573
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(d)		300	298,157
Axon Enterprise, Inc., 6.25%, 03/15/33(d)		28	28,831
Ball Corp., 4.25%, 07/01/32	EUR	103	122,926
Baltimore Gas and Electric Co., 5.40%, 06/01/53	USD	101	96,318
Bank of America Corp.
4.13%, 06/12/28(a)	EUR	1,206	1,485,050
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	USD	531	440,988
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)		955	758,410
(3-mo. EURIBOR + 0.89%), 1.66%, 04/25/28(a)(b)	EUR	2,964	3,443,481
Bausch & Lomb Corp., 8.38%, 10/01/28(d)	USD	267	278,681
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(d)(j)		14	13,531
Beach Acquisition Bidco LLC, 07/15/32(a)(c)	EUR	100	118,679
BG Energy Capital PLC(a)
5.13%, 12/01/25	GBP	133	182,770
2.25%, 11/21/29	EUR	973	1,117,792
Booking Holdings, Inc.
3.50%, 03/01/29		1,692	2,044,116
4.25%, 05/15/29		218	270,349
Boost Newco Borrower LLC, 7.50%, 01/15/31(d)	USD	400	424,606
Boyd Gaming Corp.
4.75%, 12/01/27		111	110,177
4.75%, 06/15/31(d)		9	8,626

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BP Capital Markets PLC, 1.10%, 11/15/34(a)	EUR	143	$ 135,137
Brink’s Co., 6.75%, 06/15/32(d)	USD	105	109,347
Bristol-Myers Squibb Co.
3.90%, 03/15/62		335	239,843
5.65%, 02/22/64		1,073	1,041,783
Buckeye Partners LP, 6.88%, 07/01/29(d)		187	193,736
Builders FirstSource, Inc., 4.25%, 02/01/32(d)		200	185,292
Burlington Northern Santa Fe LLC
3.05%, 02/15/51		362	240,268
5.20%, 04/15/54		349	330,319
Caesars Entertainment, Inc.(d)
4.63%, 10/15/29		147	140,317
7.00%, 02/15/30		200	207,116
6.00%, 10/15/32		47	46,093
California Resources Corp., 8.25%, 06/15/29(d)		97	99,568
Calpine Corp.(d)
5.13%, 03/15/28		238	237,733
5.00%, 02/01/31		51	50,451
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(d)		119	109,743
Carnival PLC, 1.00%, 10/28/29	EUR	130	137,996
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(d)	USD	472	470,482
6.38%, 09/01/29(d)		100	102,004
4.75%, 03/01/30(d)		190	184,072
7.38%, 03/01/31(d)		184	191,987
4.75%, 02/01/32(d)		174	165,044
4.50%, 05/01/32		85	79,156
4.50%, 06/01/33(d)		230	210,227
4.25%, 01/15/34(d)		100	89,019
Celanese U.S. Holdings LLC
6.50%, 04/15/30		105	107,481
6.75%, 04/15/33		200	202,077
Central Garden & Pet Co., 4.13%, 04/30/31(d)		55	51,058
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(d)		234	193,494
Charles River Laboratories International, Inc., 4.00%, 03/15/31(d)		46	42,149
Chart Industries, Inc., 7.50%, 01/01/30(d)		100	104,693
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 12/01/61		392	274,865
3.95%, 06/30/62		868	559,267
Chemours Co., 5.38%, 05/15/27		113	111,989
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(d)		31	32,304
CHS/Community Health Systems, Inc.(d)
6.00%, 01/15/29		200	192,374
5.25%, 05/15/30		100	88,675
4.75%, 02/15/31		192	164,137
10.88%, 01/15/32		100	105,987
Churchill Downs, Inc.(d)
5.50%, 04/01/27		150	149,711
5.75%, 04/01/30		200	200,652
Cinemark USA, Inc.(d)
5.25%, 07/15/28		15	14,929
7.00%, 08/01/32		200	207,633
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	132,485
(3-mo. EURIBOR + 1.05%), 3.75%, 05/14/32(a)(b)	EUR	480	579,032
Civitas Resources, Inc.(d)
5.00%, 10/15/26	USD	162	159,971
8.38%, 07/01/28		141	144,371
8.63%, 11/01/30		121	122,844
Security		Par (000)	Value
United States (continued)
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(d)	USD	185	$ 189,894
4.75%, 06/15/31(a)	EUR	111	131,255
Clear Channel Outdoor Holdings, Inc.(d)
9.00%, 09/15/28	USD	86	90,113
7.88%, 04/01/30		166	171,353
Cleveland-Cliffs, Inc.(d)
7.50%, 09/15/31		200	192,891
7.00%, 03/15/32		111	104,635
Cloud Software Group, Inc.(d)
6.50%, 03/31/29		303	305,822
9.00%, 09/30/29		367	380,405
Clydesdale Acquisition Holdings, Inc.(d)
6.63%, 04/15/29		182	184,636
8.75%, 04/15/30		249	254,683
CNX Resources Corp., 7.25%, 03/01/32(d)		100	103,541
Coca-Cola Co.
2.50%, 03/15/51		25	15,011
5.20%, 01/14/55		221	211,569
Comcast Corp.
2.89%, 11/01/51		396	240,997
5.35%, 05/15/53		213	197,368
2.94%, 11/01/56		339	199,044
2.99%, 11/01/63		14	7,872
Comstock Resources, Inc., 6.75%, 03/01/29(d)		300	299,070
Core Scientific, Inc., 0.00%, 06/15/31(d)(h)(m)		44	47,795
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(d)		83	76,304
Credit Acceptance Corp., 6.63%, 03/15/30(d)		100	101,234
Crescent Energy Finance LLC, 7.38%, 01/15/33(d)		356	340,267
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		72	71,596
CSC Holdings LLC(d)
11.25%, 05/15/28		200	199,247
11.75%, 01/31/29		200	190,231
CVR Energy, Inc., 8.50%, 01/15/29(d)		200	200,078
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR	200	256,407
Dana, Inc., 5.38%, 11/15/27	USD	57	57,191
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR	100	119,219
Darling Ingredients, Inc., 5.25%, 04/15/27(d)	USD	137	136,728
Delek Logistics Partners LP/Delek Logistics Finance Corp.(d)
8.63%, 03/15/29		244	253,243
7.38%, 06/30/33		26	25,879
Delta Air Lines, Inc.
4.95%, 07/10/28		940	945,369
5.25%, 07/10/30		755	759,846
DISH Network Corp.(h)
0.00%, 12/15/25(m)		254	228,600
3.38%, 08/15/26		72	59,796
Duke Energy Corp., 3.75%, 04/01/31	EUR	1,296	1,549,814
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(j)	USD	104	94,651
10.75%, 11/30/29		300	309,000
Edgewell Personal Care Co., 5.50%, 06/01/28(d)		43	42,783
Edison International, 5.45%, 06/15/29		13	12,858
Elevance Health, Inc.
5.13%, 02/15/53		233	208,030
5.65%, 06/15/54		66	63,420
Eli Lilly & Co., 5.20%, 08/14/64		870	823,537
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR	108	133,629
6.63%, 12/15/30(d)	USD	102	104,262
6.75%, 07/15/31(d)		135	139,724
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(d)	USD	12	$ 13,252
Encompass Health Corp., 4.50%, 02/01/28		193	191,263
Endo Finance Holdings, Inc., 8.50%, 04/15/31(d)		200	211,712
Energizer Holdings, Inc., 4.38%, 03/31/29(d)		197	186,325
Energy Transfer LP, (5-year CMT + 4.02%), 8.00%, 05/15/54(b)		20	21,278
Entegris, Inc., 5.95%, 06/15/30(d)		100	101,589
EquipmentShare.com, Inc.(d)
9.00%, 05/15/28		44	46,483
8.63%, 05/15/32		200	212,538
Exelon Corp., 4.10%, 03/15/52		172	131,866
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(d)
4.63%, 01/15/29		6	5,747
6.75%, 01/15/30		189	174,409
Florida Power & Light Co., 2.88%, 12/04/51		1,530	963,667
Focus Financial Partners LLC, 6.75%, 09/15/31(d)		126	128,616
Fortress Transportation and Infrastructure Investors LLC(d)
7.00%, 05/01/31		100	103,544
7.00%, 06/15/32		125	129,066
Freedom Mortgage Corp.(d)
12.00%, 10/01/28		15	16,131
12.25%, 10/01/30		168	186,290
Freedom Mortgage Holdings LLC(d)
9.25%, 02/01/29		100	103,868
9.13%, 05/15/31		129	132,971
Frontier Communications Holdings LLC(d)
5.00%, 05/01/28		100	99,958
6.00%, 01/15/30		300	303,869
Full House Resorts, Inc., 8.25%, 02/15/28(d)		50	48,584
Gap, Inc., 3.88%, 10/01/31(d)		80	71,506
Gen Digital, Inc., 6.75%, 09/30/27(d)		2	2,035
General Electric Co.
4.13%, 09/19/35(a)	EUR	744	917,903
2.13%, 05/17/37		691	694,425
Gilead Sciences, Inc., 2.80%, 10/01/50	USD	1,959	1,231,494
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(d)		155	163,011
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	50	73,428
0.88%, 05/09/29(a)	EUR	200	219,130
3.13%, 07/25/29(a)	GBP	1,876	2,437,529
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	129	126,085
5.63%, 04/30/33		165	157,981
Graphic Packaging International LLC, 6.38%, 07/15/32(d)		62	63,307
GS Finance Corp., 8.75%, 02/14/30(b)		1,930	1,962,656
Hanesbrands, Inc., 9.00%, 02/15/31(d)		102	107,990
HCA, Inc.
5.95%, 09/15/54		86	83,580
6.20%, 03/01/55		2,426	2,443,279
6.10%, 04/01/64		2,086	2,034,276
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(a)	EUR	226	275,401
Herc Holdings, Inc., 5.50%, 07/15/27(d)	USD	112	112,010
Hess Midstream Operations LP, 4.25%, 02/15/30(d)		144	138,452
Hilcorp Energy I LP/Hilcorp Finance Co.(d)
5.75%, 02/01/29		15	14,805
8.38%, 11/01/33		172	178,465
Security		Par (000)	Value
United States (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(d) (continued)
7.25%, 02/15/35	USD	100	$ 97,785
Hilton Domestic Operating Co., Inc.(d)
3.75%, 05/01/29		166	159,130
4.00%, 05/01/31		102	95,903
6.13%, 04/01/32		30	30,724
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(d)
5.00%, 06/01/29		134	128,887
4.88%, 07/01/31		96	88,460
6.63%, 01/15/32		200	203,106
Hologic, Inc., 3.25%, 02/15/29(d)		2	1,906
Home Depot, Inc., 5.40%, 06/25/64		2,564	2,461,644
Honeywell International, Inc.
0.75%, 03/10/32	EUR	1,082	1,090,499
3.75%, 05/17/32		247	298,400
Howard Hughes Corp.(d)
5.38%, 08/01/28	USD	23	22,828
4.13%, 02/01/29		100	95,229
HUB International Ltd.(d)
5.63%, 12/01/29		114	114,015
7.25%, 06/15/30		200	209,007
Hyundai Capital America, (1-day SOFR + 1.35%), 5.76%, 03/27/30(a)(b)		1,000	996,878
iHeartCommunications, Inc., 7.75%, 08/15/30(d)		155	119,544
Imola Merger Corp., 4.75%, 05/15/29(d)		80	77,239
IQVIA, Inc., 5.00%, 10/15/26(d)		203	202,792
Iron Mountain, Inc.(d)
4.88%, 09/15/27		100	99,431
7.00%, 02/15/29		86	89,027
5.25%, 07/15/30		181	178,524
5.63%, 07/15/32		190	188,490
ITT Holdings LLC, 6.50%, 08/01/29(d)		211	200,651
Jane Street Group/JSG Finance, Inc.(d)
4.50%, 11/15/29		39	37,834
6.13%, 11/01/32		31	31,296
6.75%, 05/01/33		186	191,246
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(d)		200	193,335
Jefferies GmbH, (Update Replacements.xls: ESTR3MA + 0.80%), 3.16%, 07/22/26(a)(b)	EUR	900	1,058,640
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(d)	USD	100	103,615
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(d)		300	291,864
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		59	52,083
Johnson & Johnson, 1.65%, 05/20/35	EUR	514	527,177
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.58%), 3.33%, 04/22/52	USD	2,909	2,038,213
(1-day SOFR + 2.44%), 3.11%, 04/22/51		580	390,278
(3-mo. EURIBOR + 0.87%), 1.05%, 11/04/32(a)	EUR	984	1,018,522
(3-mo. EURIBOR + 1.28%), 4.46%, 11/13/31(a)		1,538	1,931,903
Kaiser Aluminum Corp., 4.50%, 06/01/31(d)		98	91,680
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(d)		141	146,027
KLA Corp., 5.25%, 07/15/62		390	366,283
Kohl’s Corp., 5.13%, 05/01/31		149	106,962
Kraft Heinz Foods Co., 4.13%, 07/01/27(a)	GBP	100	136,438
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR	105	133,200
Lamar Media Corp., 4.88%, 01/15/29	USD	131	129,496
Lamb Weston Holdings, Inc.(d)
4.88%, 05/15/28		100	99,382

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Lamb Weston Holdings, Inc.(d) (continued)
4.38%, 01/31/32	USD	55	$ 51,507
LBM Acquisition LLC, 6.25%, 01/15/29(d)		264	229,020
LCM Investments Holdings II LLC(d)
4.88%, 05/01/29		107	104,052
8.25%, 08/01/31		155	164,793
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(b)(d)(e)		807	743,186
Level 3 Financing, Inc.(d)
10.75%, 12/15/30		100	113,375
10.00%, 10/15/32		79	79,749
6.88%, 06/30/33		31	31,914
LGI Homes, Inc.(d)
8.75%, 12/15/28		131	136,180
7.00%, 11/15/32		260	247,455
LifePoint Health, Inc., 11.00%, 10/15/30(d)		200	220,639
Light & Wonder International, Inc.(d)
7.25%, 11/15/29		100	103,026
7.50%, 09/01/31		100	104,641
Lithia Motors, Inc., 4.38%, 01/15/31(d)		142	135,024
Live Nation Entertainment, Inc., 4.75%, 10/15/27(d)		100	98,913
Lowe’s Cos., Inc.
3.00%, 10/15/50		308	192,425
5.63%, 04/15/53		349	335,646
5.75%, 07/01/53		100	97,763
Magnera Corp.(d)
4.75%, 11/15/29		100	88,369
7.25%, 11/15/31		100	94,290
Matador Resources Co., 6.25%, 04/15/33(d)		40	39,704
Match Group Holdings II LLC, 3.63%, 10/01/31(d)		66	59,053
Mauser Packaging Solutions Holding Co.(d)
7.88%, 04/15/27		93	94,524
9.25%, 04/15/27		353	350,525
McAfee Corp., 7.38%, 02/15/30(d)		180	169,989
McGraw-Hill Education, Inc., 7.38%, 09/01/31(d)		160	166,903
Medline Borrower LP(d)
3.88%, 04/01/29		100	95,924
5.25%, 10/01/29		316	313,537
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(d)		200	205,457
Medtronic Global Holdings SCA, 1.75%, 07/02/49	EUR	200	150,058
Meta Platforms, Inc.
4.65%, 08/15/62	USD	1,647	1,388,337
5.75%, 05/15/63		103	104,118
5.55%, 08/15/64		1,442	1,409,176
MGM Resorts International
4.63%, 09/01/26		100	99,871
4.75%, 10/15/28		2	1,976
6.50%, 04/15/32		31	31,506
MidAmerican Energy Co.
5.85%, 09/15/54		74	76,160
5.30%, 02/01/55		50	47,560
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(d)		194	203,240
Molina Healthcare, Inc., 3.88%, 05/15/32(d)		198	180,221
Morgan Stanley(b)
(3-mo. EURIBOR + 1.04%), 3.79%, 03/21/30	EUR	546	662,304
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29		3,228	3,988,886
MSD Netherlands Capital BV, 3.25%, 05/30/32		1,267	1,503,355
National Grid North America, Inc., 1.05%, 01/20/31(a)		306	320,617
Nationstar Mortgage Holdings, Inc.(d)
6.50%, 08/01/29	USD	100	102,145
Security		Par (000)	Value
United States (continued)
Nationstar Mortgage Holdings, Inc.(d) (continued)
5.13%, 12/15/30	USD	72	$ 72,870
7.13%, 02/01/32		126	130,876
NCL Corp. Ltd., 6.75%, 02/01/32(d)		200	204,326
NCL Finance Ltd., 6.13%, 03/15/28(d)		200	203,254
NCR Atleos Corp., 9.50%, 04/01/29(d)		176	192,784
NCR Voyix Corp., 5.00%, 10/01/28(d)		194	192,034
Nestle Finance International Ltd.(a)
0.63%, 02/14/34	EUR	254	243,602
1.50%, 03/29/35		255	256,349
3.25%, 01/23/37		371	426,636
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.05%, 09/30/29(b)(d)(e)	USD	761	755,373
New York Life Global Funding, 4.35%, 09/16/25(a)	GBP	150	205,815
Newell Brands, Inc.
8.50%, 06/01/28(d)	USD	31	32,557
6.63%, 09/15/29		118	116,804
6.38%, 05/15/30		52	50,587
6.63%, 05/15/32		84	80,132
Nexstar Media, Inc., 5.63%, 07/15/27(d)		193	192,549
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(d)		200	205,026
Noble Finance II LLC, 8.00%, 04/15/30(d)		159	161,897
Northern Oil & Gas, Inc., 8.75%, 06/15/31(d)		100	103,050
Novelis Corp.(d)
6.88%, 01/30/30		200	206,786
3.88%, 08/15/31		25	22,464
NRG Energy, Inc.(d)
4.45%, 06/15/29		40	39,353
5.25%, 06/15/29		193	191,944
6.00%, 02/01/33		200	201,993
NuStar Logistics LP, 5.63%, 04/28/27		100	100,868
OI European Group BV, 6.25%, 05/15/28(a)	EUR	171	207,976
Olin Corp., 5.00%, 02/01/30	USD	200	193,007
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(d)		201	191,143
9.63%, 11/15/28(a)	EUR	300	371,054
9.75%, 11/15/28(d)	USD	259	272,735
Oncor Electric Delivery Co. LLC, 3.63%, 06/15/34(a)	EUR	250	294,186
ONE Gas, Inc., 2.00%, 05/15/30	USD	35	31,362
OneMain Finance Corp., 7.13%, 11/15/31		40	41,619
Oracle Corp.
6.90%, 11/09/52		76	84,538
5.38%, 09/27/54		195	178,257
6.00%, 08/03/55		2,426	2,421,912
5.50%, 09/27/64		4,166	3,794,225
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.88%, 04/30/28(a)	EUR	100	114,865
5.13%, 04/30/31(d)	USD	400	347,142
7.88%, 05/15/34(d)		400	361,219
OT Midco Ltd., 10.00%, 02/15/30(d)		217	167,470
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(d)		200	199,001
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(d)		185	189,590
Pacific Gas and Electric Co.
3.50%, 08/01/50		856	548,854
5.90%, 10/01/54		145	131,464
Panther Escrow Issuer LLC, 7.13%, 06/01/31(d)		239	248,262
Paramount Global, (3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(b)		270	254,136
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(d)
5.88%, 10/01/28	USD	300	$ 299,619
4.88%, 05/15/29		166	160,838
PECO Energy Co.
2.85%, 09/15/51		343	216,001
4.38%, 08/15/52		290	239,816
5.25%, 09/15/54		192	181,942
PennyMac Financial Services, Inc.(d)
7.13%, 11/15/30		100	103,639
6.88%, 02/15/33		100	102,500
Performance Food Group, Inc., 5.50%, 10/15/27(d)		102	101,787
Permian Resources Operating LLC(d)
5.38%, 01/15/26		14	13,976
8.00%, 04/15/27		180	184,032
6.25%, 02/01/33		146	147,355
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(d)		500	485,871
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63		2,574	2,387,308
Pilgrim’s Pride Corp., 6.25%, 07/01/33		219	231,544
Post Holdings, Inc.(d)
5.50%, 12/15/29		338	336,450
4.50%, 09/15/31		100	92,821
Prestige Brands, Inc., 3.75%, 04/01/31(d)		94	86,620
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(d)		174	174,272
QUALCOMM, Inc., 4.50%, 05/20/52		172	145,638
Quikrete Holdings, Inc.(d)
6.38%, 03/01/32		110	113,115
6.75%, 03/01/33		231	238,352
Resort Communities LoanCo. LP, 12.50%, 11/21/28(d)(e)		2,337	2,351,779
Reworld Holding Corp., 4.88%, 12/01/29(d)		152	144,604
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(d)		200	195,478
Rocket Cos., Inc., 6.13%, 08/01/30(d)		102	103,941
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(d)
3.63%, 03/01/29		101	95,976
4.00%, 10/15/33		102	91,256
Rockies Express Pipeline LLC, 4.95%, 07/15/29(d)		173	169,833
RR Donnelley & Sons Co.(d)
9.50%, 08/01/29		27	27,000
10.88%, 08/01/29		231	223,150
Ryan Specialty LLC, 4.38%, 02/01/30(d)		106	102,523
SBA Communications Corp., 3.88%, 02/15/27		388	382,025
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(d)		342	333,207
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR	150	185,737
Scotts Miracle-Gro Co., 4.00%, 04/01/31	USD	82	75,317
Seagate HDD Cayman
4.09%, 06/01/29		100	95,631
8.50%, 07/15/31		100	107,318
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(d)		100	101,466
Select Medical Corp., 6.25%, 12/01/32(d)		221	222,320
Sensata Technologies BV, 4.00%, 04/15/29(d)		400	380,432
Service Corp. International, 5.75%, 10/15/32		95	95,969
Service Properties Trust
3.95%, 01/15/28		196	181,039
8.38%, 06/15/29		460	478,440
4.95%, 10/01/29		76	66,317
4.38%, 02/15/30		165	138,749
8.63%, 11/15/31(d)		2	2,147
8.88%, 06/15/32		499	513,101
Security		Par (000)	Value
United States (continued)
Sinclair Television Group, Inc., 8.13%, 02/15/33(d)	USD	100	$ 101,022
Sirius XM Radio LLC(d)
3.13%, 09/01/26		2	1,962
5.00%, 08/01/27		361	357,908
4.00%, 07/15/28		100	96,042
5.50%, 07/01/29		12	11,921
3.88%, 09/01/31		128	113,781
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(d)		106	110,989
Six Flags Entertainment Corp.(d)
5.50%, 04/15/27		100	99,785
7.25%, 05/15/31		200	205,537
SM Energy Co.(d)
6.75%, 08/01/29		60	59,779
7.00%, 08/01/32		100	98,539
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(d)		200	209,691
Snap, Inc., 6.88%, 03/01/33(d)		142	145,710
Solaris Energy Infrastructure, Inc., 4.75%, 05/01/30(d)(h)		413	551,097
Somnigroup International, Inc., 3.88%, 10/15/31(d)		100	90,916
Sonder Holdings, Inc., (13.59% PIK), 7.00%, 12/10/27(e)(j)		918	787,645
Sonic Automotive, Inc.(d)
4.63%, 11/15/29		64	62,096
4.88%, 11/15/31		56	53,227
Spirit AeroSystems, Inc., 9.75%, 11/15/30(d)		487	537,088
Spirit Airlines Pass-Through Trust
Class A, 3.65%, 08/15/31(f)(i)		224	193,601
Series 2015-1A, Class A, 4.10%, 10/01/29		7	6,754
Series 2017-1AA, Class AA, 3.38%, 08/15/31		86	75,730
SS&C Technologies, Inc.(d)
5.50%, 09/30/27		120	120,105
6.50%, 06/01/32		85	88,240
Stagwell Global LLC, 5.63%, 08/15/29(d)		107	102,348
Standard Industries, Inc.(d)
5.00%, 02/15/27		2	1,995
3.38%, 01/15/31		259	232,270
Star Parent, Inc., 9.00%, 10/01/30(d)		133	139,892
Starwood Property Trust, Inc.(d)
3.63%, 07/15/26		193	189,720
6.00%, 04/15/30		12	12,137
Station Casinos LLC, 6.63%, 03/15/32(d)		186	190,187
Stem, Inc., 0.50%, 12/01/28(d)(h)		27	6,548
STL Holding Co. LLC, 8.75%, 02/15/29(d)		95	99,249
Sunoco LP(d)
7.25%, 05/01/32		100	104,998
6.25%, 07/01/33		156	158,605
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d)
6.00%, 03/01/27		100	99,979
5.50%, 01/15/28		31	30,818
6.00%, 12/31/30		180	176,619
Teleflex, Inc., 4.25%, 06/01/28(d)		21	20,517
Tenet Healthcare Corp.
6.13%, 10/01/28		383	383,537
4.38%, 01/15/30		100	96,800
6.13%, 06/15/30		100	101,738
Tenneco, Inc., 8.00%, 11/17/28(d)		482	476,649
Terex Corp., 5.00%, 05/15/29(d)		25	24,403
Thermo Fisher Scientific, Inc., 0.88%, 10/01/31	EUR	541	559,218
T-Mobile U.S., Inc.
3.80%, 02/11/45		100	108,925
4.50%, 04/15/50	USD	196	162,063
5.65%, 01/15/53		414	400,539

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
T-Mobile U.S., Inc. (continued)
5.75%, 01/15/54	USD	1,207	$ 1,182,375
TransDigm, Inc.
6.75%, 08/15/28(d)		133	135,812
6.38%, 03/01/29(d)		308	315,990
4.88%, 05/01/29		120	117,910
6.63%, 03/01/32(d)		98	101,469
6.00%, 01/15/33(d)		100	100,543
Transocean Titan Financing Ltd., 8.38%, 02/01/28(d)		113	114,878
Transocean, Inc., 8.25%, 05/15/29(d)		131	121,115
Travel & Leisure Co., 6.00%, 04/01/27		100	100,888
Tronox, Inc., 4.63%, 03/15/29(d)		200	172,582
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 2.88%, 05/21/28(b)	EUR	400	471,335
U.S. Foods, Inc.(d)
6.88%, 09/15/28	USD	118	122,009
4.75%, 02/15/29		132	129,684
Uber Technologies, Inc., 5.35%, 09/15/54		87	81,150
UKG, Inc., 6.88%, 02/01/31(d)		183	189,876
Union Pacific Corp.
3.84%, 03/20/60		814	585,799
2.97%, 09/16/62		128	74,397
5.15%, 01/20/63		495	451,056
3.85%, 02/14/72		121	83,059
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		35	32,732
United Rentals North America, Inc.
3.75%, 01/15/32		204	187,386
6.13%, 03/15/34(d)		2	2,060
United Wholesale Mortgage LLC(d)
5.75%, 06/15/27		119	118,715
5.50%, 04/15/29		99	96,095
UnitedHealth Group, Inc.
2.90%, 05/15/50		277	172,363
6.05%, 02/15/63		78	79,148
5.75%, 07/15/64		66	64,193
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(d)
10.50%, 02/15/28		164	173,847
4.75%, 04/15/28		200	196,017
Univision Communications, Inc.(d)
8.00%, 08/15/28		125	126,847
4.50%, 05/01/29		200	181,840
7.38%, 06/30/30		85	83,532
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(d)		133	136,316
UWM Holdings LLC, 6.63%, 02/01/30(d)		121	121,125
Venture Global Calcasieu Pass LLC(d)
6.25%, 01/15/30		163	168,114
4.13%, 08/15/31		100	92,559
Venture Global LNG, Inc.(d)
8.13%, 06/01/28		200	206,709
7.00%, 01/15/30		200	202,183
8.38%, 06/01/31		191	198,379
9.88%, 02/01/32		200	215,993
Venture Global Plaque(d)
6.50%, 01/15/34		57	57,000
6.75%, 01/15/36		60	60,000
Security		Par (000)	Value
United States (continued)
Venture Global Plaquemines LNG LLC, 7.50%, 05/01/33(d)	USD	100	$ 107,082
Verizon Communications, Inc., 3.70%, 03/22/61		2,287	1,578,398
Viasat, Inc., 5.63%, 04/15/27(d)		173	172,322
Viking Cruises Ltd.(d)
5.88%, 09/15/27		133	133,074
7.00%, 02/15/29		159	160,394
Vistra Operations Co. LLC(d)
5.63%, 02/15/27		200	200,137
5.00%, 07/31/27		100	99,877
Vital Energy, Inc.
9.75%, 10/15/30		122	110,426
7.88%, 04/15/32(d)		61	52,156
Voyager Parent LLC, 9.25%, 07/01/32(d)		50	52,021
Weatherford International Ltd., 8.63%, 04/30/30(d)		144	148,425
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(d)		4	3,874
Wells Fargo & Co.
1.38%, 10/26/26(a)	EUR	798	928,277
1.00%, 02/02/27(a)		4,733	5,451,470
1.50%, 05/24/27(a)		100	115,836
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	USD	600	511,328
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)		495	450,706
WESCO Distribution, Inc.(d)
6.38%, 03/15/29		200	205,766
6.63%, 03/15/32		171	177,698
Westbay, 11.00%, 02/06/30(e)		1,688	1,690,194
Western Digital Corp., 4.75%, 02/15/26		5	4,987
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(d)		88	87,417
Williams Scotsman, Inc., 6.63%, 06/15/29(d)		200	205,305
WR Grace Holdings LLC, 4.88%, 06/15/27(d)		121	120,301
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(d)		100	99,278
Xerox Holdings Corp.(d)
5.50%, 08/15/28		276	210,548
8.88%, 11/30/29		93	70,215
XHR LP, 4.88%, 06/01/29(d)		25	24,229
XPO, Inc., 7.13%, 02/01/32(d)		14	14,673
Yum! Brands, Inc.
4.75%, 01/15/30(d)		100	99,058
5.38%, 04/01/32		83	83,061
Zayo Group Holdings, Inc., 4.00%, 03/01/27(d)		40	37,511
			153,061,625
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)		200	204,438
6.95%, 10/17/31(d)		200	204,502
			408,940
Venezuela(a)(f)(i) — 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26		185	23,415
9.75%, 05/17/35		214	30,616
			54,031
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	USD	678	$ 660,915
Total Corporate Bonds — 32.8% (Cost: $276,058,418)			286,617,026
Fixed Rate Loan Interests
India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(e)		364	367,519
Total Fixed Rate Loan Interests — 0.1% (Cost: $363,880)			367,519
Floating Rate Loan Interests(b)
Cayman Islands — 0.1%
Usavflow II Ltd., Term Loan B, (1-mo. CME Term SOFR + 6.50%), 10.81%, 08/16/29(e)		339	339,848
Luxembourg — 0.0%
Euro Parfums Fze, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 6.25%), 10.44%, 06/23/28(e)		192	196,805
United States — 1.0%
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%, 4.50% PIK), 16.80%, 12/09/29(j)		89	89,160
Cirkul, Inc., 2nd Lien PIK Term Loan, (3-mo. CME Term SOFR at 4.00% Floor + 7.50%, 3.50% PIK), 15.38%, 04/23/28(e)(j)		371	353,860
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.06%, 09/29/28		236	237,049
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.32%, 07/31/28(e)		1,049	1,040,221
Coreweave Compute Acquisition Co., IV, LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.30%, 05/16/29(e)		988	978,426
CPPIB OVM Member US LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 08/20/31		238	237,307
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		90	87,530
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 12/30/27		243	242,055
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.68%, 12/21/28		133	130,643
Directv Financing LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.83%, 02/17/31		338	321,988
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27		26	25,723
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/03/30		459	458,796
EIS Group Ltd.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.33%, 07/10/28		53	51,316
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.33%, 05/01/28		532	513,163
Security		Par (000)	Value
United States (continued)
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 10.73%, 12/29/27(e)	USD	150	$ 103,332
Flexsys Holdings, Inc., 2025 Second Out Refinancing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.36%), 9.69%, 08/01/29		87	43,827
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.04%, 10/25/28		92	74,165
Jack Ohio Finance LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.33%, 02/02/32		64	63,281
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 13.78%, 06/03/28		68	61,205
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 13.78%, 06/03/28		119	71,559
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.38%, 11/01/29		74	31,204
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 01/24/29		28	28,122
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.65%, 01/24/29		50	39,851
Northwind Midstream Partners LLC, Term Loan, (3-mo. CME Term SOFR at 3.00% Floor + 6.25%), 10.70%, 03/03/32(e)		1,717	1,684,892
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.29%, 10/28/27		233	178,557
Project Montage(e)
Revolver, (3-mo. CME Term SOFR + 6.00%, 5.29% PIK), 10.32%, 02/16/29(j)		41	39,801
Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.33%, 02/16/29		254	248,057
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		37	36,079
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		58	57,238
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 06/30/28		150	148,087
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		92	91,550
Solaris Oilfield Infrastructure, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 09/11/29(e)		911	911,000
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 9.45%, 01/21/29		156	142,964
			8,822,008
Total Floating Rate Loan Interests — 1.1% (Cost: $9,598,944)			9,358,661
Foreign Agency Obligations
Angola — 0.0%
Angolan Government International Bonds, 8.25%, 05/09/28(a)		200	188,850
Argentina — 0.0%
Argentine Republic Government International Bonds
1.00%, 07/09/29		38	31,755

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Argentina (continued)
Argentine Republic Government International Bonds (continued)
1.75%, 07/09/30(l)	USD	107	$ 85,094
4.88%, 07/09/41(l)		79	49,019
			165,868
Australia(a) — 0.0%
Australia Government Bonds
Series 136, 4.75%, 04/21/27	AUD	220	148,653
Series 144, 3.75%, 04/21/37		80	50,099
Series 149, 2.25%, 05/21/28		90	57,599
			256,351
Austria — 0.0%
Republic of Austria Government Bonds, 1.50%, 02/20/47(a)(d)	EUR	222	183,224
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(d)	USD	209	210,254
Belgium(a)(d) — 0.0%
Kingdom of Belgium Government Bonds
Series 78, 1.60%, 06/22/47	EUR	351	279,177
Series 85, 0.80%, 06/22/28		5	5,667
			284,844
Benin — 0.0%
Benin Government International Bonds, 4.95%, 01/22/35(a)		100	100,220
Brazil — 0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/27	BRL	17	2,986,027
Brazilian Government International Bonds, 3.75%, 09/12/31	USD	3,900	3,514,680
			6,500,707
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(a)		22	21,505
Canada — 0.0%
Canadian Government Bonds
2.75%, 03/01/30	CAD	76	55,618
3.50%, 12/01/45		140	102,714
2.75%, 12/01/48		210	134,665
			292,997
Chile — 0.1%
Chile Government International Bonds
2.75%, 01/31/27	USD	200	194,800
3.75%, 01/14/32	EUR	487	583,569
			778,369
China — 6.1%
China Government Bonds
1.67%, 06/15/26	CNY	127,370	17,825,145
2.05%, 04/15/29		74,580	10,623,216
2.68%, 05/21/30		12,080	1,777,361
3.02%, 05/27/31		105,780	15,992,792
2.88%, 02/25/33		15,000	2,280,280
2.11%, 08/25/34		6,180	892,531
3.19%, 04/15/53		21,580	3,802,295
3.25%, 11/22/28		100	14,857
			53,208,477
Security		Par (000)	Value
Colombia — 0.7%
Colombia Government International Bonds
7.38%, 04/25/30	USD	206	$ 213,107
8.00%, 04/20/33		200	206,900
Colombian TES(c)
Series B, 11/03/27	COP	13,018,400	2,928,762
Series B, 09/18/30		12,302,700	2,592,594
			5,941,363
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)	USD	351	363,408
Czech Republic — 0.7%
Czech Republic Government Bonds
0.95%, 05/15/30(a)	CZK	14,940	622,937
Series 105, 2.75%, 07/23/29		18,230	836,640
Series 150, 5.00%, 09/30/30		56,780	2,856,109
Series 154, 4.50%, 11/11/32		26,400	1,294,019
Series 49, 4.20%, 12/04/36(a)		5,530	258,789
			5,868,494
Denmark — 0.0%
Denmark Government Bonds
1.75%, 11/15/25	DKK	500	78,953
4.50%, 11/15/39		450	85,580
			164,533
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.95%, 01/25/27(a)	USD	136	137,224
4.50%, 01/30/30(d)		350	332,500
10.75%, 06/01/36(d)	DOP	53,550	926,200
10.75%, 06/01/36(a)		8,000	138,368
			1,534,292
Ecuador(a)(l) — 0.0%
Ecuador Government International Bonds
6.90%, 07/31/30	USD	120	104,174
6.90%, 07/31/35		136	98,658
5.50%, 07/31/40		159	99,952
			302,784
Egypt — 0.3%
Egypt Government Bonds
24.14%, 12/03/27	EGP	1,535	31,222
07/01/28(c)		21,314	432,433
Series 3Y, 25.32%, 08/13/27		582	11,964
Series 3Y, 24.46%, 10/01/27		12,853	261,426
Series 3Y, 21.38%, 02/04/28		18,123	358,880
Egypt Government International Bonds
4.75%, 04/16/26(a)	EUR	258	305,906
7.50%, 01/31/27(a)	USD	200	202,990
7.63%, 05/29/32(a)		200	185,100
7.90%, 02/21/48(a)		200	153,328
7.50%, 02/16/61(d)		428	311,049
7.50%, 02/16/61(a)		200	145,350
			2,399,648
El Salvador(a) — 0.0%
El Salvador Government International Bonds
8.63%, 02/28/29		80	83,430
9.25%, 04/17/30		153	162,324
			245,754
Ethiopia — 0.0%
Ethiopia International Bonds, 6.63%, 12/11/24(a)		200	184,000
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France(a)(d) — 0.2%
French Republic Government Bond OAT
2.50%, 05/25/30	EUR	40	$ 47,060
1.50%, 05/25/31		190	209,440
3.20%, 05/25/35		2	2,342
1.50%, 05/25/50		2,536	1,844,072
			2,102,914
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(a)	USD	400	365,096
Ghana(l) — 0.1%
Ghana Government International Bonds
6.00%, 07/03/29(a)		348	325,426
6.00%, 07/03/35(d)		176	135,994
			461,420
Greece(a)(d) — 0.2%
Hellenic Republic Government Bonds
2.00%, 04/22/27	EUR	92	108,366
1.50%, 06/18/30		1,740	1,945,752
			2,054,118
Guatemala — 0.1%
Guatemala Government Bonds, 6.60%, 06/13/36(d)	USD	405	411,885
Hungary — 0.3%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	287,100	842,801
Hungary Government International Bonds
5.25%, 06/16/29(d)	USD	400	403,000
5.50%, 06/16/34(a)		200	195,950
Series 10Y, 5.38%, 09/12/33(a)	EUR	53	67,251
Series 4Y, 5.00%, 02/22/27(a)		186	227,972
Series 6Y, 4.00%, 07/25/29(a)		131	158,459
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)		100	126,925
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD	200	206,166
			2,228,524
India — 0.1%
India Government Bonds
7.30%, 06/19/53	INR	14,700	175,801
7.09%, 08/05/54		46,700	546,721
			722,522
Indonesia — 1.1%
Indonesia Treasury Bonds
6.50%, 07/15/30	IDR	4,405,000	273,440
7.13%, 08/15/40		1,899,000	118,705
Series 103, 07/15/35(c)		62,459,000	3,878,499
Series FR59, 05/15/27(c)		27,017,000	1,692,488
Series FR72, 05/15/36(c)		17,206,000	1,178,796
Series FR98, 06/15/38(c)		32,911,000	2,072,472
			9,214,400
Ireland(a) — 1.4%
Ireland Government Bonds
2.60%, 10/18/34	EUR	8,064	9,262,469
3.15%, 10/18/55		2,325	2,547,191
			11,809,660
Security		Par (000)	Value
Italy(a)(d) — 0.1%
Italy Buoni Poliennali Del Tesoro
Series 30Y, 3.85%, 09/01/49	EUR	700	$ 792,086
Series 31Y, 4.75%, 09/01/44		232	301,540
			1,093,626
Ivory Coast(a) — 0.1%
Ivory Coast Government International Bonds
6.38%, 03/03/28	USD	200	199,626
5.25%, 03/22/30	EUR	266	299,724
5.88%, 10/17/31		200	222,559
7.63%, 01/30/33	USD	200	197,250
			919,159
Japan — 0.9%
Japan Government Forty Year Bonds, Series 15, 1.00%, 03/20/62	JPY	800,000	3,101,003
Japan Government Thirty Year Bonds
2.40%, 03/20/55		246,700	1,571,990
Series 64, 0.40%, 09/20/49		707,400	2,997,454
Japan Government Twenty Year Bonds, 1.30%, 12/20/43		61,000	361,074
			8,031,521
Jordan — 0.0%
Jordan Government International Bonds, 7.50%, 01/13/29(a)	USD	200	204,094
Kenya — 0.0%
Republic of Kenya Government International Bonds, 7.25%, 02/28/28(a)		400	390,500
Lebanon(a)(f)(i) — 0.0%
Lebanon Government International Bonds
6.65%, 11/03/28		336	63,504
Series 10Y, 6.85%, 03/23/27		182	34,398
Series 15YR, 7.00%, 03/23/32		50	9,450
			107,352
Malaysia — 0.2%
Malaysia Government Bonds, 3.83%, 07/05/34	MYR	6,598	1,605,020
Mexico — 2.0%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	622	3,270,438
Series M, 7.50%, 06/03/27		275	1,448,526
Series M, 8.50%, 03/01/29		305	1,624,162
Series M, 8.50%, 05/31/29		9	49,888
Series M, 7.75%, 05/29/31		533	2,707,038
Series M, 7.50%, 05/26/33		326	1,588,121
Series M, 7.75%, 11/13/42		113	497,485
Series M, 8.00%, 11/07/47		50	220,590
Mexico Government International Bonds
5.40%, 02/09/28	USD	200	203,900
6.00%, 05/13/30		4,065	4,218,454
01/29/38(c)		200	202,100
6.34%, 05/04/53		200	183,900
7.38%, 05/13/55		958	991,530
			17,206,132
Mongolia — 0.1%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(a)		600	598,500

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Morocco — 0.0%
Morocco Government International Bonds, 4.75%, 04/02/35(d)	EUR	100	$ 117,822
Netherlands — 0.0%
Netherlands Government Bonds, 2.75%, 01/15/47(a)(d)		311	344,408
Nigeria — 0.1%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	USD	200	190,376
8.38%, 03/24/29(a)		200	201,250
7.14%, 02/23/30(a)		215	204,317
10.38%, 12/09/34(d)		200	210,200
			806,143
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(a)		200	206,100
Pakistan(a) — 0.1%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/29		200	193,000
Pakistan Government International Bonds
6.00%, 04/08/26		200	196,900
6.88%, 12/05/27		200	189,000
			578,900
Panama — 0.1%
Panama Government International Bonds
7.13%, 01/29/26		100	101,200
7.50%, 03/01/31		400	425,600
			526,800
Peru — 0.4%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(a)		200	188,900
Fondo Mivivienda SA, 4.63%, 04/12/27(a)		150	149,417
Peruvian Government International Bonds
2.78%, 01/23/31		11	9,874
1.86%, 12/01/32		52	41,600
6.85%, 08/12/35(d)	PEN	9,505	2,763,524
			3,153,315
Philippines — 0.4%
Philippine Government Bonds
6.25%, 02/28/29	PHP	120,795	2,158,264
6.38%, 07/27/30		11,000	197,659
6.38%, 04/28/35		37,880	671,236
			3,027,159
Poland — 1.2%
Republic of Poland Government Bonds
2.00%, 08/25/36	PLN	1,752	430,730
Series 0130, 5.00%, 01/25/30		2,394	667,336
Series 0429, 5.75%, 04/25/29		16,817	4,800,965
Series 0729, 4.75%, 07/25/29		9,204	2,541,120
Series 1029, 2.75%, 10/25/29		1,597	408,409
Series 1034, 5.00%, 10/25/34		4,471	1,200,267
Republic of Poland Government International Bonds
4.88%, 02/12/30	USD	110	111,849
4.88%, 10/04/33		18	17,862
5.50%, 04/04/53		63	58,606
			10,237,144
Security		Par (000)	Value
Qatar — 0.0%
Qatar Government International Bonds, 3.25%, 06/02/26(a)	USD	200	$ 197,850
Romania — 0.2%
Romanian Government International Bonds
5.00%, 09/27/26(a)	EUR	83	100,428
5.25%, 11/25/27(a)	USD	118	117,853
5.25%, 11/25/27(d)		28	27,965
6.63%, 02/17/28(a)		16	16,497
2.13%, 03/07/28(a)	EUR	206	233,922
5.88%, 01/30/29(a)	USD	570	572,850
2.12%, 07/16/31(a)	EUR	104	101,911
3.63%, 03/27/32(a)	USD	48	41,145
5.88%, 07/11/32(d)	EUR	85	100,903
6.25%, 09/10/34(d)		82	97,262
2.75%, 04/14/41(a)		32	23,500
			1,434,236
Saudi Arabia — 0.1%
Saudi Government International Bonds
5.13%, 01/13/28(d)	USD	200	203,200
4.75%, 01/18/28(a)		200	201,198
4.50%, 04/17/30(a)		200	199,750
3.45%, 02/02/61(a)		303	186,915
			791,063
Senegal — 0.0%
Senegal Government International Bonds, 4.75%, 03/13/28(a)	EUR	132	122,837
Singapore — 0.0%
Singapore Government Bonds, 3.25%, 06/01/54(a)	SGD	150	140,489
South Africa — 1.9%
Republic of South Africa Government Bonds
8.50%, 01/31/37	ZAR	20,355	1,000,050
Series 2030, 8.00%, 01/31/30		178,685	9,920,044
Series 2040, 9.00%, 01/31/40		23,385	1,141,255
Series R213, 7.00%, 02/28/31		83,241	4,325,049
Republic of South Africa Government International Bonds, 5.75%, 09/30/49	USD	250	187,750
			16,574,148
Spain — 5.2%
Spain Government Bonds
2.70%, 01/31/30	EUR	3,673	4,372,652
1.25%, 10/31/30(a)(d)		431	474,950
3.15%, 04/30/33(a)(d)		711	851,253
3.55%, 10/31/33(a)(d)		6,700	8,215,845
3.45%, 10/31/34(a)(d)		1,769	2,140,359
3.15%, 04/30/35(a)(d)		22,885	26,917,773
3.90%, 07/30/39(a)(d)		462	564,603
2.90%, 10/31/46(a)(d)		866	887,321
3.45%, 07/30/66(a)(d)		688	708,455
			45,133,211
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
4.00%, 04/15/28(a)	USD	211	197,572
4.00%, 04/15/28(d)		30	28,054
3.35%, 01/15/30(d)(l)		32	28,765
3.35%, 01/15/30(a)(l)		4	3,562
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Sri Lanka (continued)
Sri Lanka Government International Bonds (continued)
3.60%, 03/15/33(d)(l)	USD	64	$ 51,749
5.10%, 06/15/35(d)(l)		43	28,969
5.10%, 06/15/35(a)(l)		15	10,232
3.85%, 05/15/36(d)(l)		30	24,584
3.85%, 02/15/38(d)(l)		59	48,153
			421,640
Sweden(a) — 0.0%
Sweden Government Bonds
Series 1053, 3.50%, 03/30/39	SEK	250	29,786
Series 1059, 1.00%, 11/12/26		960	100,486
			130,272
Thailand — 0.5%
Thailand Government Bonds, 2.50%, 11/17/29	THB	126,375	4,055,837
Trinidad And Tobago(a) — 0.1%
Trinidad & Tobago Government International Bonds
4.50%, 08/04/26	USD	200	197,400
6.40%, 06/26/34		200	196,400
			393,800
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(a)	EUR	216	250,801
Turkey — 0.1%
Turkiye Government Bonds
Series 10Y, 26.20%, 10/05/33	TRY	9,120	214,070
Series 5Y, 31.08%, 11/08/28		9,921	237,699
Series 5Y, 30.00%, 09/12/29		9,530	223,693
Turkiye Government International Bonds, 9.13%, 07/13/30	USD	200	221,313
			896,775
Ukraine — 0.1%
Ukraine Government International Bonds
4.50%, 02/01/29(d)(l)		164	101,257
4.50%, 02/01/29(a)(l)		158	97,368
3.00%, 02/01/30(d)(l)		7	3,203
3.00%, 02/01/34(a)(l)		40	15,320
3.00%, 02/01/34(d)(l)		25	9,591
4.50%, 02/01/34(d)(l)		61	31,589
4.50%, 02/01/34(a)(l)		27	13,905
3.00%, 02/01/35(a)(l)		115	53,769
3.00%, 02/01/35(d)(l)		21	9,917
4.50%, 02/01/35(d)(l)		37	18,697
3.00%, 02/01/36(a)(l)		92	43,166
4.50%, 02/01/36(a)(l)		156	77,455
4.50%, 02/01/36(d)(l)		25	12,178
7.75%, 08/01/41(a)(f)(i)		281	200,915
			688,330
United Arab Emirates — 0.0%
Abu Dhabi Government International Bonds, 4.88%, 04/30/29(a)		200	204,626
United Kingdom(a) — 1.1%
United Kingdom Gilt
4.38%, 03/07/30	GBP	2,971	4,150,728
4.50%, 03/07/35		5	6,866
1.75%, 09/07/37		60	60,143
4.75%, 12/07/38		30	41,091
3.25%, 01/22/44		165	175,696
3.50%, 01/22/45		700	765,321
Security		Par (000)	Value
United Kingdom (continued)
United Kingdom Gilt (continued)
1.50%, 07/22/47	GBP	1,040	$ 740,759
3.75%, 07/22/52		1,000	1,076,492
3.75%, 10/22/53		804	856,611
0.50%, 10/22/61		4,373	1,561,072
			9,434,779
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	77	69,668
Uruguay Government International Bonds, 9.75%, 07/20/33	UYU	8,028	211,964
			281,632
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds
5.38%, 05/29/27(a)	EUR	151	182,207
5.38%, 05/29/27(d)		138	166,520
7.85%, 10/12/28(a)	USD	200	213,040
			561,767
Venezuela — 0.0%
Venezuela Government International Bonds, 11.95%, 08/05/31(a)(f)(i)		247	46,560
Zambia(a) — 0.0%
Zambia Government International Bonds
7.50%, 06/30/33(l)		66	60,705
0.50%, 12/31/53		82	55,555
			116,260
Total Foreign Agency Obligations — 27.5% (Cost: $239,531,158)			239,597,089

	Shares
Grantor Trust
United States — 0.2%
iShares Bitcoin Trust(f)(n)(o)	34,418	2,106,726
Total Grantor Trust — 0.2% (Cost: $1,439,084)		2,106,726
Investment Companies
United States — 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF(n)	91,573	7,385,362
iShares JP Morgan USD Emerging Markets Bond ETF(n)	17,814	1,649,933
iShares MSCI Brazil ETF(n)	4,886	140,961
iShares Russell 2000 ETF(n)	476	102,716
SPDR S&P Regional Banking ETF	3,159	187,613
VanEck J.P. Morgan EM Local Currency Bond ETF	21,689	549,816
VanEck Semiconductor ETF	1,256	350,273
Total Investment Companies — 1.2% (Cost: $9,862,658)		10,366,674

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(d)	USD	170	$ 176,090
California — 0.2%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(d)		180	169,899
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/55		80	81,854
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series B, 5.00%, 05/01/52		265	269,600
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	885,584
			1,406,937
Colorado — 0.0%
Mesa County Valley School District No. 51 Grand Junction, GO, (SAW), 5.25%, 12/01/49		125	131,161
District of Columbia — 0.0%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50		320	334,395
Florida — 0.1%
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49		75	77,943
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49		150	154,362
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54		235	243,885
			476,190
Georgia — 0.0%
State of Georgia, GO
Series A, 4.00%, 07/01/40		70	68,764
Series A, 4.00%, 07/01/41		145	142,030
			210,794
Kansas — 0.0%
Johnson County Unified School District No. 231 Gardner - Edgerton, Refunding GO, (AG), 10/01/50(c)		100	103,171
Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47		155	112,752
Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 06/01/51		235	239,598
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 05/01/49		1,000	1,006,036
			1,245,634
Michigan — 0.1%
Great Lakes Water Authority Water Supply System Revenue, RB, Series B, Senior Lien, 5.25%, 07/01/53		190	195,275
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Series C, Senior Lien, 5.25%, 07/01/55		85	87,590
Security		Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB, Series I, 10/15/50(c)	USD	75	$ 76,217
Michigan State University, Refunding RB, Series A, 5.00%, 02/15/55		120	121,245
			480,327
New Jersey — 0.1%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	64,336
New Jersey Transportation Trust Fund Authority, RB, Series CC, 5.25%, 06/15/50		230	235,760
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55		90	93,431
			393,527
New York — 0.1%
City of New York, GO, Series G-1, 5.25%, 02/01/50		310	320,758
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/49		75	76,261
New York City Transitional Finance Authority, RB, Series D, 5.25%, 05/01/48		285	296,809
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/53		230	232,570
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.25%, 05/15/47		145	150,309
			1,076,707
North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	164,389
Ohio — 0.1%
Columbus Regional Airport Authority, Refunding ARB, Class A, AMT, 5.50%, 01/01/55		440	453,048
Oklahoma — 0.0%
Oklahoma Capitol Improvement Authority, RB, Series A, 5.25%, 07/01/50		235	246,617
Pennsylvania — 0.0%
Allegheny County Airport Authority, ARB, Class A, AMT, (AG), 5.50%, 01/01/50		75	78,778
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(f)(i)		1,809	956,809
Texas — 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series B, 5.00%, 02/01/54		335	339,115
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/52		295	250,954
Hutto Independent School District, GO, (PSF), 08/01/50(c)		160	163,145
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47		1,410	1,257,258
Lyford Consolidated Independent School District, GO, (PSF), 4.00%, 08/15/47		155	134,896
North Texas Municipal Water District, RB, 5.00%, 06/01/55		75	75,759
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
Northwest Independent School District, GO, (PSF), 02/15/55(c)	USD	155	$ 161,017
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(d)		360	368,526
			2,750,670
Total Municipal Bonds — 1.2% (Cost: $11,142,957)			10,797,996
Non-Agency Mortgage-Backed Securities
Australia — 0.1%
SAPPHIRE XXXII Trust, Series 2025-1, Class A1L, (1- Month BBSW + 1.10%), 4.84%, 06/14/66(a)(b)	AUD	1,000	655,689
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 6.00%, 05/17/41(b)(d)	USD	875	877,204
Ireland(a)(b) — 0.1%
Last Mile Securities PE, Series 2021-1X, Class A1, (3- mo. EURIBOR + 0.90%), 3.03%, 08/17/31	EUR	300	352,927
Taurus, Series 2025-UK2X, Class A, (1-day SONIA GBP 1.50%), 5.72%, 02/18/35	GBP	313	431,734
Thunder Logistics, Class A, (3-mo. EURIBOR + 1.50%), 5.59%, 11/17/36	EUR	155	181,252
			965,913
Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 2.61%, 06/15/53(a)(b)		92	108,774
United Kingdom(a)(b) — 0.6%
Atlas Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.85%), 5.07%, 09/20/61	GBP	238	327,809
Braccan Mortgage Funding
Series 2024-1, Class A, (1-day SONIA GBP 0.84%), 6.19%, 02/15/67		373	514,292
Series 2025-1X, Class A, (1-day SONIA GBP 0.84%), 5.07%, 05/17/67		271	373,588
Canada Square Funding PLC, Series 2021-2, Class B, (1-day SONIA GBP 1.20%), 5.42%, 06/17/58		112	153,822
Castell PLC, Series 2025-1, Class A, (1-day SONIA GBP 0.97%), 5.19%, 01/27/62		240	330,392
Citadel, Series 2024-1, Class A, (1-day SONIA GBP 1.02%), 6.23%, 04/28/60		326	448,569
Exmoor Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP 0.88%), 5.10%, 03/25/94		221	303,693
Series 2024-1, Class B, (1-day SONIA GBP 1.50%), 5.72%, 03/25/94		100	138,496
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (1-day SONIA GBP 0.75%), 4.98%, 05/15/51		68	93,892
Mortimer BTL PLC, Series 2021-1, Class B, (1-day SONIA GBP 1.10%), 5.32%, 06/23/53		100	137,112
Precise Mortgage Funding, Series 2024-1, Class A, (1- day SONIA GBP 0.98%), 5.20%, 07/16/60		220	303,592
Stratton Mortgage Funding, Series 2024-3, Class A, (1-day SONIA GBP 0.98%), 5.19%, 06/25/49		164	224,686
Together Asset Backed Securitisation PLC
Series 2023-1, Class A, (1-day SONIA GBP 1.23%), 5.45%, 04/20/65		217	300,476
Series 2024-1ST2X, Class A, (1-day SONIA GBP 0.96%), 5.18%, 10/12/65		323	445,492
Security		Par (000)	Value
United Kingdom (continued)
Together Asset Backed Securitisation PLC (continued)
Series 2025-2ND1X, Class A, (1-day SONIA GBP 0.93%), 5.15%, 09/12/56	GBP	144	$ 198,169
Series 2025-CRE1, Class A, 01/15/57(c)		479	673,214
Tower Bridge Funding PLC, Series 2024-3X, Class A, (1-day SONIA GBP 0.79%), 5.01%, 12/20/66		163	223,409
UK Logistics, Series 2024-2X, Class A, (1-day SONIA GBP 1.35%), 5.57%, 02/17/35		277	380,616
			5,571,319
United States — 11.1%
1345T(b)(d)
Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.90%, 06/15/30	USD	600	600,936
Series 2025-AOA, Class B, (1 mo. Term SOFR + 2.00%), 6.30%, 06/15/30		330	330,411
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(d)		250	233,689
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.73%, 09/15/34(b)(d)		635	610,753
Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, 06/25/70(b)(d)		2,000	2,009,833
Arbor Multifamily Mortgage Securities Trust(d)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	1,059,762
Series 2020-MF1, Class XA, 1.05%, 05/15/53(b)		14,495	520,105
ARES, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.44%), 5.75%, 10/15/34(b)(d)		590	590,552
Ares Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 6.00%, 07/15/41(b)(d)		340	340,531
Atrium Hotel Portfolio Trust(b)(d)
Series 2017-ATRM, Class D, (1 mo. Term SOFR + 2.25%), 6.56%, 12/15/36		200	188,000
Series 2024-ATRM, Class A, 5.59%, 11/10/29		170	173,345
Series 2024-ATRM, Class E, 9.52%, 11/10/29		420	430,501
BAHA Trust(b)(d)
Series 2024-MAR, Class A, 6.17%, 12/10/41		1,140	1,180,170
Series 2024-MAR, Class C, 7.77%, 12/10/41		360	375,637
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.66%, 08/15/39(b)(d)		250	251,247
Bank, Series 2024-5YR6, Class A3, 6.23%, 05/15/57		940	989,634
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,157,978
Series 2018-TALL, Class A, (1 mo. Term SOFR + 0.92%), 5.23%, 03/15/37(b)(d)		625	590,724
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.53%, 12/17/53(b)(d)		4,808	276,285
BFLD Commercial Mortgage Trust(b)(d)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 11/15/41		710	710,887
Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.00%, 11/15/41		360	360,450
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. Term SOFR + 1.89%), 6.20%, 07/15/41(b)(d)		240	240,600
BHMS(b)(d)
Series 2018-ATLS, Class A, (1 mo. Term SOFR + 1.55%), 5.86%, 07/15/35		170	169,911
Series 2018-ATLS, Class B, (1 mo. Term SOFR + 1.80%), 6.11%, 07/15/35		1,145	1,144,416
BMP, Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.70%, 06/15/41(b)(d)		310	309,003

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BX Commercial Mortgage Trust(b)(d)
Series 2022-CSMO, Class B, (1 mo. Term SOFR + 3.14%), 7.45%, 06/15/27	USD	1,429	$ 1,439,717
Series 2023-XL3, Class A, (1 mo. Term SOFR + 1.76%), 6.07%, 12/09/40		2,148	2,154,050
Series 2023-XL3, Class D, (1 mo. Term SOFR + 3.59%), 7.90%, 12/09/40		544	545,771
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 10/15/41		144	144,146
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 6.00%, 08/15/39		291	292,308
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 7.19%, 10/15/41		560	563,493
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 8.24%, 10/15/41		250	250,624
Series 2024-GPA3, Class A, (1 mo. Term SOFR + 1.29%), 5.60%, 12/15/39		347	347,279
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.95%, 05/15/41		388	388,296
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 8.05%, 02/15/39		664	665,393
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 7.45%, 02/15/39		616	617,261
BX Trust(b)(d)
Series 2021-LBA, Class GJV, (1 mo. Term SOFR + 3.11%), 7.43%, 02/15/36		134	132,077
Series 2021-LBA, Class GV, (1 mo. Term SOFR + 3.11%), 7.43%, 02/15/36		712	702,832
Series 2021-MFM1, Class F, (1 mo. Term SOFR + 3.11%), 7.43%, 01/15/34		155	155,208
Series 2021-VIEW, Class F, (1 mo. Term SOFR + 4.04%), 8.36%, 06/15/36		790	770,187
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 7.00%, 05/15/38		1,385	1,393,638
Series 2024-BIO, Class A, (1 mo. Term SOFR + 1.64%), 5.95%, 02/15/41		435	435,000
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 8.00%, 04/15/41		629	626,130
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 06/15/37		519	519,231
Series 2024-PAT, Class C, (1 mo. Term SOFR + 4.44%), 8.75%, 03/15/41		1,100	1,085,640
Series 2024-PAT, Class D, (1 mo. Term SOFR + 5.39%), 9.70%, 03/15/41		350	343,790
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 07/15/29		647	646,798
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 8.25%, 07/15/29		375	373,689
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.71%, 06/15/35		840	841,310
BXP Trust(b)(d)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	91,873
Series 2017-CC, Class E, 3.67%, 08/13/37		220	176,540
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 6.20%, 07/15/41(b)(d)		140	140,175
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 6.93%, 09/15/38(b)(d)		1,495	1,496,661
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,677,713
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		317	303,371
Security		Par (000)	Value
United States (continued)
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49	USD	750	$ 730,154
Series 2020-420K, Class D, 3.42%, 11/10/42(b)(d)		360	318,500
Series 2020-420K, Class X, 0.91%, 11/10/42(b)(d)		20,000	744,686
COLT Mortgage Loan Trust, Series 2025-5, Class A1, 5.54%, 05/25/70(d)		1,875	1,878,972
Commercial Mortgage Trust(b)
Series 2016-DC2, Class B, 4.84%, 02/10/49		100	98,681
Series 2016-DC2, Class C, 4.84%, 02/10/49		100	98,091
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(d)		1,000	903,535
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 6.15%, 06/15/41(d)		170	169,947
Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 8.80%, 06/15/41(d)		235	232,854
CONE Trust(b)(d)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.95%, 08/15/41		130	129,511
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 8.20%, 08/15/41		160	158,784
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.88%, 08/15/51(b)		750	687,883
CSMC, Series 2021-BHAR, Class A, (1 mo. Term SOFR + 1.26%), 5.58%, 11/15/38(b)(d)		1,850	1,843,062
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/41(b)(d)		460	459,629
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 6.19%, 08/15/34(b)(d)		190	190,000
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(b)(d)		312	317,490
DC Trust, Series 2024-HLTN, Class F, 10.66%, 04/13/40(b)(d)		750	750,993
DK Trust, Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 8.31%, 03/15/34(b)(d)		1,100	1,101,914
ELM Trust(b)(d)
Series 2024-ELM, Class A10, 5.99%, 06/10/39		330	333,481
Series 2024-ELM, Class A15, 5.99%, 06/10/39		330	332,495
Series 2024-ELM, Class E10, 8.05%, 06/10/39		350	350,953
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(b)(d)		1,200	1,226,757
Extended Stay America Trust(b)(d)
Series 2021-ESH, Class E, (1 mo. Term SOFR + 2.96%), 7.28%, 07/15/38		600	601,910
Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 8.13%, 07/15/38		1,055	1,055,005
Fontainebleau Miami Beach Mortgage Trust(b)(d)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.76%, 12/15/39		410	410,000
Series 2024-FBLU, Class F, (1 mo. Term SOFR + 4.25%), 8.56%, 12/15/39		410	409,231
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 03/15/39(b)(d)		1,100	1,101,719
GS Mortgage Securities Corp. Trust(b)(d)
Series 2021-ROSS, Class A, (1 mo. Term SOFR + 1.41%), 5.73%, 05/15/26		100	93,803
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 7.10%, 03/15/28		1,500	1,504,687
Series 2023-SHIP, Class C, 5.69%, 09/10/38		1,370	1,371,089
Series 2023-SHIP, Class E, 7.68%, 09/10/38		420	422,559
Series 2024-RVR, Class E, 7.72%, 08/10/41		250	248,679
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.77%, 12/12/53(b)(d)		3,424	232,179
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 6.00%, 05/15/41(b)(d)	USD	1,100	$ 1,102,781
HIH Trust(b)(d)
Series 2024-2061, Class A, (1 mo. Term SOFR + 1.84%), 6.15%, 10/15/41		108	108,446
Series 2024-2061, Class D, (1 mo. Term SOFR + 3.64%), 7.95%, 10/15/41		414	412,772
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 7.50%, 05/15/37(b)(d)		750	748,594
Homes Trust(d)
Series 2023-NQM1, Class A1, 6.18%, 01/25/68		1,981	1,981,017
Series 2025-NQM3, Class A1, 5.63%, 02/25/70		2,300	2,316,521
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 5.58%, 10/15/36(b)(d)		825	818,812
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, 05/10/39(b)(d)		750	771,251
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/40(b)(d)		157	161,844
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 6.05%, 11/15/41(b)(d)		940	939,463
JP Morgan Chase Commercial Mortgage Securities Trust(d)
Series 2016-NINE, Class B, 2.95%, 09/06/38(b)		450	435,430
Series 2018-AON, Class A, 4.13%, 07/05/31		600	550,500
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.13%, 04/15/38(b)		745	745,466
Series 2024-IGLG, Class A, 5.35%, 11/09/39(b)		790	796,077
Series 2024-IGLG, Class D, 6.70%, 11/09/39(b)		370	369,678
Series 2024-OMNI, Class A, 5.99%, 10/05/39(b)		250	255,050
JW Commercial Mortgage Trust(b)(d)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 5.93%, 06/15/39		814	814,507
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 7.50%, 06/15/39		375	373,406
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 12/15/39(b)(d)		160	159,691
LBA Trust(b)(d)
Series 2024-BOLT, Class A, (1 mo. Term SOFR + 1.59%), 5.90%, 06/15/39		520	520,324
Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 8.75%, 06/15/39		250	248,678
MCM Trust(e)
0.00%, 09/25/31(m)		715	492,478
2.50%, 09/25/31(d)		608	584,261
MCR Mortgage Trust(d)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 6.10%, 12/15/41(b)		601	601,376
Series 2024-HTL, Class E, (1 mo. Term SOFR + 4.65%), 8.97%, 02/15/37(b)		604	601,446
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	161,933
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	237,665
MFA Trust, Series 2025-NQM2, Class A1, 5.68%, 05/27/70(d)		1,578	1,586,383
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 7.18%, 07/15/38(b)(d)		760	759,525
Security		Par (000)	Value
United States (continued)
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1 mo. Term SOFR + 4.65%), 8.96%, 11/15/34(b)(d)	USD	260	$ 245,469
Series 2018-MP, Class A, 4.42%, 07/11/40(b)(d)		1,000	944,011
Series 2021-L5, Class A2, 1.52%, 05/15/54		719	692,251
Morgan Stanley Residential Mortgage Loan Trust(d)
Series 2025-DSC1, Class A1, 5.56%, 03/25/70		1,588	1,596,626
Series 2025-NQM4, Class A1, 5.59%, 06/25/70		1,355	1,354,983
NCMF Trust(b)(d)
Series 2025-MFS, Class A, 4.88%, 06/10/33		910	908,233
Series 2025-MFS, Class B, 5.51%, 06/10/33		593	597,306
NYC Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 6.30%, 08/15/29(b)(d)		140	140,739
Olympic Tower Mortgage Trust(b)(d)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	102,317
Series 2017-OT, Class E, 4.08%, 05/10/39		160	120,122
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(d)		850	766,377
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. Term SOFR + 2.86%), 7.18%, 01/15/36(b)(d)		270	252,005
Open Trust, Series 2023-AIR, Class A, (1 mo. Term SOFR + 3.09%), 7.40%, 11/15/40(b)(d)		242	241,999
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 12/15/39(b)(d)		220	219,931
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 6.20%, 06/15/39(b)(d)		750	751,200
RCKT Mortgage Trust, Series 2023-CES1, Class M2, 7.98%, 06/25/43(b)(d)		740	751,735
ROCK Trust(d)
Series 2024-CNTR, Class A, 5.39%, 11/13/41		346	353,953
Series 2024-CNTR, Class E, 8.82%, 11/13/41		150	157,812
SELF Commercial Mortgage Trust(b)(d)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 11/15/34		630	634,078
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 8.50%, 11/15/34		410	408,895
SHR Trust(b)(d)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 6.26%, 10/15/41		420	419,737
Series 2024-LXRY, Class E, (1 mo. Term SOFR + 4.45%), 8.76%, 10/15/41		420	418,454
TTAN, Series 2021-MHC, Class F, (1 mo. Term SOFR + 3.01%), 7.33%, 03/15/38(b)(d)		254	254,023
TVC DSCR(e)
Series 2021-1, 0.00%, 03/25/28		314	269,665
Series 2021-1, Class A, 0.00%, 02/01/51(d)		641	587,695
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		1,700	1,627,252
VEGAS, Series 2024-GCS, Class C, 6.42%, 07/10/36(b)(d)		600	590,933
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(d)		380	385,083
Velocity Commercial Capital Loan Trust(b)(d)
Series 2020-1, Class M3, 3.19%, 02/25/50		50	37,243
Series 2025-3, Class A, 5.87%, 06/25/55		2,252	2,271,135
Verus Securitization Trust, Series 2023-3, Class A1, 5.93%, 03/25/68(d)		1,415	1,415,514
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 5.09%, 01/15/59(b)		1,400	1,369,711

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2019-C50, Class XA, 1.57%, 05/15/52(b)	USD	12,185	$ 489,761
Series 2021-C59, Class XA, 1.62%, 04/15/54(b)		978	60,474
Series 2024-1CHI, Class A, 5.48%, 07/15/35(b)(d)		106	106,635
Series 2024-BPRC, Class C, 6.43%, 07/15/43(d)		400	402,249
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.54%, 07/15/40(b)(d)		108	109,852
			96,385,627
Total Non-Agency Mortgage-Backed Securities — 12.0% (Cost: $104,280,327)			104,564,526
Preferred Securities
Capital Trusts — 1.5%(b)
Canada — 0.1%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55		68	69,701
7.00%, 09/15/55		58	58,829
Rogers Communications, Inc., 5.25%, 03/15/82(d)		191	189,349
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55(d)		100	103,816
			421,695
Denmark — 0.0%
Orsted A/S, 2.50%(a)	GBP	200	203,310
France(a)(k) — 0.2%
Electricite de France SA
3.38%	EUR	400	446,544
5.13%		200	241,495
5.63%		200	244,096
6.00%	GBP	200	274,218
7.38%		100	138,616
			1,344,969
Germany(a) — 0.1%
Bayer AG
4.50%, 03/25/82	EUR	100	118,377
5.38%, 03/25/82		100	118,416
7.00%, 09/25/83		100	126,659
Commerzbank AG, 6.50%(k)		200	248,253
Volkswagen International Finance NV, 5.99%(k)		100	118,918
			730,623
Hong Kong — 0.1%
MTR Corp. CI Ltd., 5.63%(a)(k)	USD	700	705,040
India — 0.1%
Axis Bank Ltd., 4.10%(a)(k)		1,000	970,000
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 4.30%(a)(k)		1,000	957,500
Italy(a)(k) — 0.1%
Enel SpA, 4.25%	EUR	125	148,627
Eni SpA, 4.50%		100	118,678
Prysmian SpA, Series ., 5.25%		175	211,559
			478,864
Japan(k) — 0.2%
Nomura Holdings, Inc., 7.00%(c)	USD	700	708,926
Security		Par (000)	Value
Japan (continued)
Rakuten Group, Inc., 4.25%(a)	EUR	200	$ 222,350
Sumitomo Mitsui Financial Group, Inc., 6.45%	USD	800	783,845
			1,715,121
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(d)(k)		200	195,250
Netherlands — 0.0%
Cooperatieve Rabobank UA, 4.38%(a)(k)	EUR	200	234,881
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(a)		250	323,200
Portugal — 0.0%
EDP SA, 4.75%, 05/29/54(a)		100	120,657
South Korea — 0.1%
Shinhan Financial Group Co. Ltd., 2.88%(a)(k)	USD	414	403,406
Spain(a)(k) — 0.1%
Banco Bilbao Vizcaya Argentaria SA, 6.00%	EUR	200	238,474
CaixaBank SA, 5.88%		200	244,162
Telefonica Europe BV
5.75%		200	244,347
6.75%		100	129,428
			856,411
Switzerland(k) — 0.0%
UBS Group AG
5.13%(a)	USD	200	198,486
6.85%(d)		200	200,878
			399,364
United Kingdom — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83(a)	GBP	100	147,094
Centrica PLC, 6.50%, 05/21/55(a)		100	138,809
NatWest Group PLC, 7.50%(k)		200	272,443
Vodafone Group PLC
7.00%, 04/04/79	USD	113	117,898
2.63%, 08/27/80(a)	EUR	149	174,884
3.25%, 06/04/81	USD	100	98,437
			949,565
United States — 0.2%
Edison International, 8.13%, 06/15/53		160	154,543
Global Atlantic Fin Co., 7.95%, 10/15/54(d)		100	104,108
PG&E Corp., 7.38%, 03/15/55		327	309,675
Southern Co., 1.88%, 09/15/81	EUR	1,048	1,181,044
Venture Global LNG, Inc., 9.00%(d)(k)	USD	149	144,858
			1,894,228
			12,904,084

	Shares
Preferred Stocks — 0.7%
United States — 0.7%
Boeing Co.(h)	1,700	115,600
Cap Hill Brands(e)(f)	265,896	7,977
CW Opportunity 2 LP, 03/25/49(e)	418,000	1,471,360
Davidson Homes, Inc.(e)(f)	1,474	1,523,128
Dream Finders Homes, Inc.(e)(k)	1,320	1,300,200
Insight M, Inc., Series D(e)(f)	270,943	61,640
Lessen Holdings, Inc., Series CX(e)(f)	10,022	29,364
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Verge Genomics, Inc., Series B-1(e)	34,837	$ 66,887
Veritas Kapital Assurance PLC(e)(f)(k)
Series G	1,131	25,448
Series G-1	780	17,550
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 10/07/32(e)(f)(g)	168,283	859,926
X.Ai Holdings Corp., Series C(e)(f)	28,169	934,366
		6,413,446
Total Preferred Securities — 2.2% (Cost: $17,384,955)		19,317,530

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	USD	675	658,403
Collateralized Mortgage Obligations(b) — 1.8%
Fannie Mae
Series 2025-31, Class FA, (30-day Avg SOFR + 1.30%), 5.61%, 06/25/54		2,362	2,365,338
Series 2025-32, Class FA, (30-day Avg SOFR + 1.25%), 5.56%, 05/25/55		1,637	1,636,463
Fannie Mae REMICS
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 5.36%, 06/25/54		1,111	1,107,153
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 5.36%, 06/25/54		1,208	1,204,553
Series 2024-5469, Class F, (30-day Avg SOFR + 1.10%), 5.41%, 09/25/54		453	449,866
Series 2024-75, Class FC, (30-day Avg SOFR + 0.95%), 5.26%, 10/25/54		1,226	1,217,755
Series 5458, Class DF, (30-day Avg SOFR + 1.10%), 5.41%, 10/25/54		226	223,821
Series 5458, Class FB, (30-day Avg SOFR + 1.15%), 5.46%, 10/25/54		1,917	1,906,981
Series 5467, Class FC, (30-day Avg SOFR + 1.06%), 5.37%, 10/25/54		1,955	1,946,140
Series 5470, Class AF, (30-day Avg SOFR + 1.10%), 5.41%, 11/25/54		650	645,917
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 5.56%, 03/25/54		434	435,221
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 5.51%, 06/25/54		968	970,444
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 5.51%, 05/25/54		957	959,384
Ginnie Mae
Series 2024-51, Class TF, (30-day Avg SOFR + 1.00%), 5.30%, 03/20/54		408	407,171
Series 2024-96, Class FL, (30-day Avg SOFR + 1.15%), 5.45%, 06/20/54		602	600,968
			16,077,175
Security		Par (000)	Value
Commercial Mortgage-Backed Securities(b) — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.11%, 10/25/30	USD	3,990	$ 169,393
Series KW09, Class X1, 0.92%, 05/25/29		13,790	305,838
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.65%, 02/25/52(d)		750	706,298
			1,181,529
Mortgage-Backed Securities — 18.0%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		4	4,072
6.00%, 07/01/39		19	19,562
4.00%, 01/01/41		1	888
3.00%, 02/01/44		31	27,534
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		40	38,526
3.50%, 04/01/31 - 01/01/48		117	113,229
3.00%, 10/01/32 - 12/01/46		120	109,835
5.00%, 05/01/38 - 11/01/48		41	41,740
5.50%, 01/01/39		12	12,788
4.00%, 08/01/40 - 12/01/45		11	9,797
4.50%, 09/01/40 - 08/01/48		113	110,653
Ginnie Mae Mortgage-Backed Securities(p)
4.00%, 10/20/40 - 08/15/54		1,930	1,803,121
3.50%, 01/15/42 - 08/15/54		3,640	3,315,715
5.00%, 10/20/44 - 07/15/54		2,162	2,124,101
3.00%, 02/15/45 - 07/15/54		2,796	2,473,818
4.50%, 03/15/47 - 07/15/54		1,694	1,621,824
2.00%, 08/20/50 - 07/15/54		3,870	3,151,273
2.50%, 04/20/51 - 07/15/54		3,898	3,312,877
5.50%, 07/15/54		2,396	2,399,144
6.00%, 07/15/54		1,509	1,531,042
6.50%, 07/15/54		757	777,083
Uniform Mortgage-Backed Securities(p)
2.50%, 09/01/27 - 07/14/55		13,288	11,225,071
3.00%, 07/01/29 - 07/15/54		7,223	6,357,325
3.50%, 07/01/29 - 07/15/54		35,109	31,648,383
2.00%, 10/01/31 - 07/15/54		19,673	16,046,173
4.00%, 09/01/33 - 07/15/54		4,340	4,075,891
5.00%, 09/01/35 - 07/15/54		3,782	3,723,420
5.50%, 12/01/38 - 07/15/54(q)		5,199	5,209,011
1.50%, 07/15/39 - 11/01/51		4,434	3,639,338
4.50%, 07/15/39 - 07/15/54		24,859	23,812,280
6.00%, 11/01/52 - 08/15/54		23,819	24,211,677
6.50%, 10/01/53 - 08/15/54		3,828	3,956,896
			156,904,087
Total U.S. Government Sponsored Agency Securities — 20.0% (Cost: $176,252,119)			174,821,194

Shares
Warrants
United States(f) — 0.0%
Davidson Homes, Inc., (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	10,230	41,432

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Flagstar Financial, Inc., PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(e)(g)	74	$ 141,315
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(e)	280,744	27,569
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	12,334	1
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	44
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	10,894
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(e)	22,714	42,929
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	2,277	6,125
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	20,741	83,794
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	6,834	174
		354,277
Venezuela — 0.0%
Venezuela Government International Bond(f)(k)	3,000	12,000
Total Warrants — 0.0% (Cost: $84,981)		366,277
Total Long-Term Investments — 108.6% (Cost: $932,768,574)		948,116,110

		Par (000)
Short-Term Securities
Commercial Paper — 0.2%
United States — 0.2%
HSBC USA, Inc., 5.16%, 08/19/25(d)(r)	USD	2,050	2,037,283
			2,037,283
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
Bahrain Government International Bonds, 7.00%, 01/26/26(a)		200	201,000
Brazil(r) — 0.1%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/26	BRL	2	398,946
14.57%, 01/01/26		1	105,220
14.68%, 01/01/26		1	228,434
14.70%, 01/01/26		1	105,906
14.74%, 01/01/26		—	29,476
			867,982
Egypt(r) — 0.1%
Egypt Treasury Bills
0.00%, 07/29/25	EGP	950	18,684
Security		Par (000)	Value
Egypt (continued)
Egypt Treasury Bills (continued)
0.00%, 11/11/25	EGP	375	$ 6,847
26.89%, 11/11/25		350	6,391
0.00%, 11/18/25		4,350	79,054
26.26%, 11/18/25		4,025	73,148
26.45%, 11/18/25		3,800	69,059
26.90%, 11/18/25		1,050	19,082
28.50%, 11/18/25		1,025	18,628
0.00%, 11/25/25		3,525	64,167
27.00%, 11/25/25		600	10,922
28.50%, 11/25/25		600	10,922
0.00%, 12/09/25		3,900	69,783
28.50%, 12/09/25		575	10,289
0.00%, 12/16/25		24,275	432,961
26.45%, 12/16/25		8,550	152,495
28.50%, 12/16/25		3,400	60,641
			1,103,073
Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(a)	USD	200	198,876
Nigeria — 0.2%
Nigeria Government International Bonds, 7.63%, 11/21/25(a)		200	201,250
Nigeria Treasury Bills(r)
0.00%, 12/11/25	NGN	177,233	104,702
19.86%, 12/11/25		49,650	29,331
22.10%, 12/11/25		382,079	225,716
22.15%, 12/11/25		175,655	103,769
28.70%, 12/11/25		1,318,094	778,674
			1,443,442
			3,814,373

	Shares
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(n)(s)	7,551,158	7,551,158
Total Short-Term Securities — 1.5% (Cost: $13,323,611)		13,402,814
Options Purchased — 0.2% (Cost: $1,930,342)		1,686,883
Total Investments Before TBA Sale Commitments and Options Written — 110.3% (Cost: $948,022,527)		963,205,807

Par (000)
TBA Sale Commitments(p)
United States — (0.6)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/54	USD	(106)	(86,305)
2.50%, 07/15/54		(107)	(90,890)
3.00%, 07/15/54		(76)	(67,211)
3.50%, 07/15/54		(1,537)	(1,397,184)
4.00%, 07/15/54		(457)	(424,836)
4.50%, 07/15/54		(46)	(44,025)
5.00%, 07/15/54		(57)	(55,982)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
5.50%, 07/15/54		(62)	$ (62,081)
6.00%, 07/15/54		(29)	(29,424)
6.50%, 07/15/54		(35)	(35,929)
Uniform Mortgage-Backed Securities
2.00%, 07/15/39 - 07/15/54	USD	(779)	(636,771)
2.50%, 07/15/39 - 07/14/55		(421)	(352,759)
3.00%, 07/15/39 - 07/15/54		(222)	(192,944)
3.50%, 07/15/39 - 07/15/54		(159)	(143,844)
4.00%, 07/15/54		(117)	(108,778)
4.50%, 07/15/54		(93)	(88,947)
5.00%, 07/15/54		(104)	(101,910)
5.50%, 07/15/54		(137)	(136,969)
6.00%, 07/15/54		(128)	(129,896)
6.50%, 07/15/54		(1,004)	(1,036,606)
Total TBA Sale Commitments — (0.6)% (Proceeds: $(5,191,709))			(5,223,291)
Options Written — (0.2)% (Premiums Received: $(2,226,658))			(2,038,625)
Total Investments, Net of TBA Sale Commitments and Options Written — 109.5% (Cost: $940,604,160)			955,943,891
Liabilities in Excess of Other Assets — (9.5)%			(83,227,428)
Net Assets — 100.0%			$ 872,716,463

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,158,050, representing 0.4% of its net assets as of period end, and an original cost of $1,865,722.

(h)	Convertible security.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Perpetual security with no stated maturity date.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Zero-coupon bond.
(n)	Affiliate of the Fund.
(o)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(p)	Represents or includes a TBA transaction.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(r)	Rates are discount rates or a range of discount rates as of period end.
(s)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 27,049,345	$ —	$ (19,498,187)(a)	$ —	$ —	$ 7,551,158	7,551,158	$ 321,960	$ —
iShares 0-5 Year TIPS Bond ETF(b)	709,230	—	(721,849)	26,402	(13,783)	—	—	9,982	—
iShares Biotechnology ETF(b)	462,735	—	(464,729)	(36,066)	38,060	—	—	424	—
iShares Bitcoin Trust	1,576,646	1,062,798	(619,034)	(11,913)	98,229	2,106,726	34,418	—	—
iShares Broad USD High Yield Corporate Bond ETF(b)	3,412,787	2,044,900	(5,444,952)	(38,460)	25,725	—	—	50,949	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,218,131	6,050,526	—	—	116,705	7,385,362	91,573	47,185	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,586,159	—	—	—	63,774	1,649,933	17,814	36,235	—
iShares Latin America 40 ETF(b)	122,721	—	(141,866)	(11,458)	30,603	—	—	—	—
iShares MSCI Brazil ETF	109,984	—	—	—	30,977	140,961	4,886	2,517	—
iShares MSCI Emerging Markets ETF(b)	549,849	—	(588,779)	24,225	14,705	—	—	—	—
iShares Russell 2000 ETF	105,177	—	—	—	(2,461)	102,716	476	493	—
iShares Russell Mid-Cap Growth ETF(b)	130,933	—	(124,279)	25,799	(32,453)	—	—	102	—
				$ (21,471)	$ 370,081	$ 18,936,856		$ 469,847	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	203	09/08/25	$ 28,934	$ 567
Euro OAT	197	09/08/25	28,738	(241,965)
Euro-Schatz	188	09/08/25	23,751	(33,205)
Short Term Euro BTP	12	09/08/25	1,526	(3,333)
10-Year Japanese Government Treasury Bonds	33	09/12/25	31,858	11,374
10-Year Australian Treasury Bonds	149	09/15/25	11,240	102,833
3-Year Australian Treasury Bonds	84	09/15/25	5,956	23,457
10-Year Canadian Bond	328	09/18/25	29,386	154,586
Euro Stoxx 50 Index	15	09/19/25	941	5,443
Euro Stoxx Banks Index	62	09/19/25	736	3,472
NASDAQ 100 E-Mini Index	21	09/19/25	9,615	429,927
U.S. Long Bond	34	09/19/25	3,922	131,969
Long Gilt	81	09/26/25	10,344	243,399
2-Year U.S. Treasury Note	1,046	09/30/25	217,617	676,041
				1,504,565
Short Contracts
30-Year Euro Buxl Bond	8	09/08/25	1,119	13,655
Euro BOBL	20	09/08/25	2,772	1,395
Euro Bund	157	09/08/25	24,070	122,225
Nikkei 225 Index	2	09/11/25	561	(30,005)
10-Year U.S. Treasury Note	1,449	09/19/25	162,469	(3,189,497)
10-Year U.S. Ultra Long Treasury Note	173	09/19/25	19,765	(416,739)
E-mini Russell 2000 Index	23	09/19/25	2,520	(84,391)
S&P 500 E-Mini Index	46	09/19/25	14,384	(431,814)
Ultra U.S. Treasury Bond	58	09/19/25	6,900	(127,733)
5-Year U.S. Treasury Note	1,147	09/30/25	125,041	(1,355,906)
3-Month SOFR	253	03/17/26	60,932	(161,887)
				(5,660,697)
				$ (4,156,132)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	334,972	USD	58,379	Barclays Bank PLC	07/02/25	$ 3,275
BRL	3,171,592	USD	556,449	Barclays Bank PLC	07/02/25	27,305
BRL	15,375,667	USD	2,817,553	Barclays Bank PLC	07/02/25	12,446
BRL	17,545,876	USD	3,057,412	Barclays Bank PLC	07/02/25	172,029
BRL	487,563	USD	89,345	BNP Paribas SA	07/02/25	395
BRL	791,936	USD	142,459	BNP Paribas SA	07/02/25	3,302
BRL	2,233,212	USD	404,900	BNP Paribas SA	07/02/25	6,138
BRL	2,785,276	USD	510,395	BNP Paribas SA	07/02/25	2,255
BRL	4,248,695	USD	778,563	BNP Paribas SA	07/02/25	3,439
BRL	16,685,596	USD	3,057,594	BNP Paribas SA	07/02/25	13,506
BRL	20,634,222	USD	3,745,514	BNP Paribas SA	07/02/25	52,359
BRL	334,972	USD	61,383	Goldman Sachs International	07/02/25	271
BRL	968,800	USD	177,530	Goldman Sachs International	07/02/25	784
BRL	2,760,800	USD	505,910	Goldman Sachs International	07/02/25	2,235
BRL	4,364,585	USD	765,000	Goldman Sachs International	07/02/25	38,332
BRL	653,328	USD	117,541	JPMorgan Chase Bank N.A.	07/02/25	2,709
BRL	2,612,349	USD	478,706	JPMorgan Chase Bank N.A.	07/02/25	2,115
BRL	2,646,206	USD	484,911	JPMorgan Chase Bank N.A.	07/02/25	2,142
AUD	310,000	USD	200,277	Barclays Bank PLC	07/03/25	3,752
AUD	4,027,071	USD	2,632,765	State Street Bank and Trust Co.	07/03/25	17,685
AUD	1,730,000	USD	1,126,147	UBS AG	07/03/25	12,467
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	910,000	USD	663,449	Citibank N.A.	07/03/25	$ 4,843
CAD	13,550,000	USD	9,913,827	Natwest Markets PLC	07/03/25	37,112
CAD	7,000,000	USD	5,100,287	Societe Generale	07/03/25	40,419
CAD	10,810,000	USD	7,910,962	State Street Bank and Trust Co.	07/03/25	27,757
CAD	1,890,000	USD	1,378,432	Wells Fargo Bank N.A.	07/03/25	9,559
CHF	70,000	USD	85,610	Barclays Bank PLC	07/03/25	2,623
CHF	150,000	USD	185,464	Barclays Bank PLC	07/03/25	3,608
CHF	10,000	USD	12,537	State Street Bank and Trust Co.	07/03/25	68
CNH	30,000,000	USD	4,177,498	Bank of America N.A.	07/03/25	13,815
CNH	222,449,600	USD	31,053,547	HSBC Bank PLC	07/03/25	24,982
CZK	14,200,000	USD	646,488	Toronto-Dominion Bank	07/03/25	30,035
EUR	150,000	JPY	24,439,440	Standard Chartered Bank	07/03/25	6,973
EUR	80,000	USD	93,268	BNP Paribas SA	07/03/25	974
EUR	33,719,261	USD	38,751,018	BNP Paribas SA	07/03/25	971,217
EUR	5,870,000	USD	6,815,315	Canadian Imperial Bank of Commerce	07/03/25	99,710
EUR	2,380,000	USD	2,736,691	Commonwealth Bank of Australia	07/03/25	67,016
EUR	3,320,000	USD	3,848,064	Commonwealth Bank of Australia	07/03/25	62,989
EUR	3,260,000	USD	3,720,573	Natwest Markets PLC	07/03/25	119,799
EUR	20,620,000	USD	23,412,529	The Bank of New York Mellon	07/03/25	878,409
EUR	450,000	USD	518,570	UBS AG	07/03/25	11,543
GBP	10,126,784	USD	13,863,420	Canadian Imperial Bank of Commerce	07/03/25	37,169
GBP	210,000	USD	284,400	Commonwealth Bank of Australia	07/03/25	3,857
HKD	993,000	USD	126,497	HSBC Bank PLC	07/03/25	1
HUF	27,310,000	USD	80,123	Goldman Sachs International	07/03/25	373
JPY	657,163,000	USD	4,549,799	BNP Paribas SA	07/03/25	14,180
JPY	36,000,000	USD	247,143	State Street Bank and Trust Co.	07/03/25	2,876
JPY	904,020,000	USD	6,240,071	State Street Bank and Trust Co.	07/03/25	38,324
MXN	38,000,000	USD	1,963,508	Barclays Bank PLC	07/03/25	61,391
MXN	215,220,000	USD	11,334,931	HSBC Bank PLC	07/03/25	133,455
NOK	1,320,000	USD	129,875	Bank of America N.A.	07/03/25	1,086
NOK	2,730,000	USD	270,080	HSBC Bank PLC	07/03/25	771
NOK	6,640,000	USD	658,425	Societe Generale	07/03/25	348
NZD	140,000	USD	84,082	Bank of America N.A.	07/03/25	1,258
PLN	16,000,000	USD	4,261,992	Nomura International PLC	07/03/25	176,985
SEK	1,750,000	USD	184,397	Deutsche Bank AG	07/03/25	587
SEK	4,840,000	USD	505,756	JPMorgan Chase Bank N.A.	07/03/25	5,856
SGD	4,000,000	USD	3,103,682	HSBC Bank PLC	07/03/25	42,437
SGD	210,000	USD	164,748	State Street Bank and Trust Co.	07/03/25	423
THB	103,972,513	USD	3,170,000	Citibank N.A.	07/03/25	28,525
THB	98,740,000	USD	3,035,399	HSBC Bank PLC	07/03/25	2,158
USD	126,791	HKD	993,000	UBS AG	07/03/25	293
USD	4,634,899	JPY	661,100,000	Bank of America N.A.	07/03/25	43,577
USD	6,044,796	JPY	867,250,000	Standard Chartered Bank	07/03/25	21,768
USD	539,845	NOK	5,440,000	Natwest Markets PLC	07/03/25	127
ZAR	8,580,000	USD	478,653	HSBC Bank PLC	07/03/25	5,951
ZAR	3,150,000	USD	177,228	State Street Bank and Trust Co.	07/03/25	686
AUD	40,000	USD	25,958	JPMorgan Chase Bank N.A.	07/11/25	372
CLP	6,659,300	USD	7,036	Royal Bank of Canada	07/11/25	112
MXN	7,325,397	USD	387,484	Bank of America N.A.	07/11/25	2,548
PLN	6,364,295	USD	1,676,906	Natwest Markets PLC	07/11/25	88,447
ZAR	290,995	USD	15,609	Morgan Stanley & Co. International PLC	07/11/25	816
ZAR	3,136,989	USD	176,637	State Street Bank and Trust Co.	07/11/25	432
USD	12,000	TWD	345,048	Barclays Bank PLC	07/15/25	124
USD	415,549	JPY	59,000,000	Goldman Sachs International	07/16/25	5,201
CZK	8,089,256	USD	360,614	State Street Bank and Trust Co.	07/22/25	24,999
INR	39,142,074	USD	455,535	BNP Paribas SA	07/22/25	773
INR	59,858,122	USD	696,628	BNP Paribas SA	07/22/25	1,182
MXN	9,595,066	USD	507,112	UBS AG	07/22/25	3,175
USD	327,561	COP	1,335,792,580	State Street Bank and Trust Co.	07/22/25	1,477
USD	286,861	INR	24,519,449	JPMorgan Chase Bank N.A.	07/22/25	1,020
USD	440,449	INR	37,647,361	JPMorgan Chase Bank N.A.	07/22/25	1,566
USD	171,635	INR	14,622,625	State Street Bank and Trust Co.	07/22/25	1,168

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	260,702	INR	22,210,761	State Street Bank and Trust Co.	07/22/25	$ 1,775
USD	755,720	PHP	42,343,010	Barclays Bank PLC	07/22/25	4,172
USD	240,444	THB	7,801,193	Bank of America N.A.	07/22/25	122
USD	266,205	THB	8,637,035	Bank of America N.A.	07/22/25	135
USD	70,065	THB	2,273,254	Barclays Bank PLC	07/22/25	36
USD	70,065	THB	2,273,254	Barclays Bank PLC	07/22/25	36
ZAR	8,802,392	USD	495,410	Canadian Imperial Bank of Commerce	07/22/25	1,048
AUD	671,000	USD	432,048	HSBC Bank PLC	07/25/25	9,751
CAD	231,329	USD	169,000	JPMorgan Chase Bank N.A.	07/25/25	1,072
CAD	620,072	USD	453,000	JPMorgan Chase Bank N.A.	07/25/25	2,875
CHF	64,348	USD	79,000	Barclays Bank PLC	07/25/25	2,333
CLP	158,876,900	USD	169,000	Societe Generale	07/25/25	1,539
CLP	425,865,300	USD	453,000	Societe Generale	07/25/25	4,125
CNH	1,213,157	USD	169,600	JPMorgan Chase Bank N.A.	07/25/25	174
CNH	8,046,342	USD	1,122,070	UBS AG	07/25/25	3,968
CNH	36,411,784	USD	5,077,248	UBS AG	07/25/25	18,365
CZK	18,710,723	USD	863,850	BNP Paribas SA	07/25/25	28,167
CZK	80,690,511	USD	3,725,037	BNP Paribas SA	07/25/25	121,809
CZK	2,628,106	USD	124,400	Canadian Imperial Bank of Commerce	07/25/25	893
EUR	403,020	USD	463,282	Canadian Imperial Bank of Commerce	07/25/25	12,177
EUR	186,305	USD	214,205	Morgan Stanley & Co. International PLC	07/25/25	5,586
EUR	6,200	USD	7,272	Standard Chartered Bank	07/25/25	42
GBP	264,290	USD	354,039	Bank of America N.A.	07/25/25	8,775
HUF	91,780,936	USD	260,000	HSBC Bank PLC	07/25/25	10,212
HUF	768,084,368	USD	2,174,792	HSBC Bank PLC	07/25/25	86,526
HUF	24,784,645	USD	72,600	UBS AG	07/25/25	368
IDR	3,248,884,800	USD	200,400	Bank of America N.A.	07/25/25	210
IDR	11,429,951,256	USD	696,040	Morgan Stanley & Co. International PLC	07/25/25	9,730
IDR	98,531,093,110	USD	6,000,164	Morgan Stanley & Co. International PLC	07/25/25	83,880
INR	50,492,500	USD	582,580	Citibank N.A.	07/25/25	5,969
INR	518,426,339	USD	5,981,578	Citibank N.A.	07/25/25	61,283
JPY	97,148,088	USD	660,682	Bank of America N.A.	07/25/25	15,669
JPY	3,179,935	USD	22,100	Toronto-Dominion Bank	07/25/25	39
KRW	48,583,829	USD	35,900	Barclays Bank PLC	07/25/25	56
KRW	469,100,520	USD	343,000	Deutsche Bank AG	07/25/25	4,174
KRW	1,471,307,112	USD	1,075,800	Deutsche Bank AG	07/25/25	13,092
MXN	3,543,597	USD	187,100	Bank of America N.A.	07/25/25	1,297
MXN	30,472,147	USD	1,577,099	Goldman Sachs International	07/25/25	42,970
MXN	108,261,406	USD	5,600,811	Goldman Sachs International	07/25/25	154,967
MYR	1,013,286	USD	240,400	Barclays Bank PLC	07/25/25	198
MYR	3,324,622	USD	783,610	Barclays Bank PLC	07/25/25	5,798
MYR	30,541,670	USD	7,198,640	Barclays Bank PLC	07/25/25	53,263
NOK	1,753,090	USD	173,000	Barclays Bank PLC	07/25/25	951
NOK	4,489,127	USD	443,000	Barclays Bank PLC	07/25/25	2,435
PLN	13,359,330	USD	3,580,186	Canadian Imperial Bank of Commerce	07/25/25	124,218
PLN	433,526	USD	119,600	Goldman Sachs International	07/25/25	612
PLN	1,640,331	USD	439,620	State Street Bank and Trust Co.	07/25/25	15,227
RON	135,310	USD	31,200	Goldman Sachs International	07/25/25	140
RON	4,121,477	USD	934,562	Goldman Sachs International	07/25/25	20,032
SGD	16,789	USD	13,200	Societe Generale	07/25/25	27
SGD	511,350	USD	396,300	State Street Bank and Trust Co.	07/25/25	6,545
THB	29,069,789	USD	881,330	Citibank N.A.	07/25/25	14,382
THB	208,289,176	USD	6,314,855	Citibank N.A.	07/25/25	103,047
USD	11,300	CLP	10,515,893	Bank of America N.A.	07/25/25	12
USD	216,840	COP	885,433,614	Citibank N.A.	07/25/25	771
USD	1,100	NOK	11,074	Bank of Montreal	07/25/25	1
ZAR	7,794,243	USD	429,380	JPMorgan Chase Bank N.A.	07/25/25	10,123
ZAR	92,592,924	USD	5,093,028	JPMorgan Chase Bank N.A.	07/25/25	128,117
ZAR	3,020,717	USD	170,100	Wells Fargo Bank N.A.	07/25/25	233
TRY	433,100	USD	10,521	Goldman Sachs International	07/31/25	105
TRY	580,374	USD	14,100	Goldman Sachs International	07/31/25	139
TRY	839,690	USD	20,400	Goldman Sachs International	07/31/25	201
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	1,733,500	USD	42,100	UBS AG	07/31/25	$ 429
TRY	2,326,416	USD	56,500	UBS AG	07/31/25	576
TRY	3,359,921	USD	81,600	UBS AG	07/31/25	832
TRY	6,904,815	USD	167,000	UBS AG	07/31/25	2,402
TRY	11,234,652	USD	271,722	UBS AG	07/31/25	3,909
TRY	13,395,306	USD	323,979	UBS AG	07/31/25	4,660
TRY	15,144,906	USD	366,295	UBS AG	07/31/25	5,269
TRY	21,275,947	USD	514,580	UBS AG	07/31/25	7,402
TRY	35,767,771	USD	865,080	UBS AG	07/31/25	12,444
BRL	563,469	USD	101,200	Bank of America N.A.	08/04/25	1,709
BRL	4,280,940	USD	765,000	BNP Paribas SA	08/04/25	16,850
BRL	16,812,713	USD	3,028,761	BNP Paribas SA	08/04/25	41,830
BRL	4,914,800	USD	880,000	Citibank N.A.	08/04/25	17,615
BRL	334,972	USD	60,368	Goldman Sachs International	08/04/25	810
PEN	1,522,776	USD	421,261	Standard Chartered Bank	08/04/25	8,264
AUD	140,000	USD	91,516	Bank of America N.A.	08/05/25	683
CAD	2,663,000	USD	1,951,364	Morgan Stanley & Co. International PLC	08/05/25	7,536
CZK	14,200,000	USD	673,382	Morgan Stanley & Co. International PLC	08/05/25	3,814
EUR	150,000	JPY	25,333,500	Toronto-Dominion Bank	08/05/25	499
EUR	55,459,261	USD	65,132,371	Deutsche Bank AG	08/05/25	342,763
EUR	4,000,000	USD	4,705,895	Morgan Stanley & Co. International PLC	08/05/25	16,500
MXN	225,650,000	USD	11,917,135	Morgan Stanley & Co. International PLC	08/05/25	65,844
NZD	140,000	USD	84,957	State Street Bank and Trust Co.	08/05/25	473
PLN	984,000	USD	271,733	Natwest Markets PLC	08/05/25	1,047
SEK	1,750,000	USD	184,605	Morgan Stanley & Co. International PLC	08/05/25	774
SEK	4,156,000	USD	438,004	Toronto-Dominion Bank	08/05/25	2,245
THB	102,952,724	USD	3,170,000	HSBC Bank PLC	08/05/25	4,783
USD	109,835	GBP	80,000	Commonwealth Bank of Australia	08/05/25	6
USD	126,942	HKD	993,000	HSBC Bank PLC	08/05/25	3
EUR	158,502	USD	187,051	Morgan Stanley & Co. International PLC	08/14/25	188
INR	21,764,426	USD	253,000	BNP Paribas SA	08/14/25	454
NGN	107,698,032	USD	65,232	Bank of America N.A.	09/04/25	3,257
NGN	103,007,208	USD	64,866	Citibank N.A.	09/04/25	640
NGN	103,007,208	USD	64,866	Citibank N.A.	09/04/25	640
NGN	121,002,424	USD	76,198	Citibank N.A.	09/04/25	751
NGN	121,002,424	USD	76,198	Citibank N.A.	09/04/25	751
NGN	104,443,800	USD	65,400	JPMorgan Chase Bank N.A.	09/04/25	1,019
NGN	106,644,450	USD	64,633	Morgan Stanley & Co. International PLC	09/04/25	3,186
NGN	125,274,600	USD	75,924	Morgan Stanley & Co. International PLC	09/04/25	3,742
NGN	221,039,900	USD	130,100	Morgan Stanley & Co. International PLC	09/04/25	10,466
AUD	25,302,810	USD	16,520,911	Royal Bank of Canada	09/17/25	158,528
BRL	24,000,000	USD	4,242,929	Goldman Sachs International	09/17/25	90,863
CAD	1,931,383	USD	1,419,655	Royal Bank of Canada	09/17/25	4,121
CAD	6,072,680	USD	4,463,470	Royal Bank of Canada	09/17/25	13,188
CAD	23,427,448	USD	17,220,000	Royal Bank of Canada	09/17/25	50,244
CHF	485,968	USD	600,000	JPMorgan Chase Bank N.A.	09/17/25	18,383
CNH	26,686	JPY	534,673	UBS AG	09/17/25	5
CNH	36,318,894	USD	5,082,313	Canadian Imperial Bank of Commerce	09/17/25	21,280
CNH	141,421,501	USD	19,790,000	Canadian Imperial Bank of Commerce	09/17/25	82,789
CNH	2,270,000	USD	316,523	JPMorgan Chase Bank N.A.	09/17/25	2,461
CNH	2,270,000	USD	316,519	JPMorgan Chase Bank N.A.	09/17/25	2,465
COP	8,000,000,000	USD	1,882,225	Barclays Bank PLC	09/17/25	55,403
CZK	11,398,024	USD	530,000	Toronto-Dominion Bank	09/17/25	14,294
DKK	2,580,801	USD	400,000	State Street Bank and Trust Co.	09/17/25	9,811
DKK	7,306,228	USD	1,132,449	State Street Bank and Trust Co.	09/17/25	27,722
EUR	1,843,672	AUD	3,261,629	State Street Bank and Trust Co.	09/17/25	32,757
EUR	4,493,991	USD	5,293,090	Bank of America N.A.	09/17/25	27,535
EUR	6,833,922	USD	7,906,896	Bank of America N.A.	09/17/25	184,072
EUR	3,370,493	USD	3,971,587	Citibank N.A.	09/17/25	18,882
EUR	22,483,380	USD	25,977,790	State Street Bank and Trust Co.	09/17/25	641,229
IDR	26,928,247,495	USD	1,650,622	JPMorgan Chase Bank N.A.	09/17/25	12,231
INR	23,515,521	USD	271,856	Bank of America N.A.	09/17/25	1,547

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	9,238,240	USD	106,967	BNP Paribas SA	09/17/25	$ 441
INR	9,238,241	USD	106,825	HSBC Bank USA N.A.	09/17/25	584
INR	76,362,007	USD	883,308	Morgan Stanley & Co. International PLC	09/17/25	4,514
JPY	3,086,520,834	USD	21,546,664	Commonwealth Bank of Australia	09/17/25	72,086
JPY	7,572,938,261	USD	52,875,952	Royal Bank of Canada	09/17/25	166,768
KRW	817,404,960	USD	600,000	Royal Bank of Canada	09/17/25	6,991
KRW	2,045,905,000	USD	1,501,681	Toronto-Dominion Bank	09/17/25	17,574
MXN	24,800,933	USD	1,294,000	Citibank N.A.	09/17/25	17,026
MXN	168,691,717	USD	8,812,618	Deutsche Bank AG	09/17/25	104,755
MYR	2,316,508	USD	550,000	Wells Fargo Bank N.A.	09/17/25	1,221
NOK	19,155,663	USD	1,900,000	Natwest Markets PLC	09/17/25	1,367
NZD	283,189	USD	171,576	Royal Bank of Canada	09/17/25	1,486
PLN	6,565,968	USD	1,770,000	Societe Generale	09/17/25	48,374
SEK	34,650,399	USD	3,646,000	Royal Bank of Canada	09/17/25	34,936
SGD	2,298,393	USD	1,800,000	Bank of America N.A.	09/17/25	17,724
THB	10,300,000	USD	318,353	Barclays Bank PLC	09/17/25	323
THB	5,150,000	USD	159,319	BNP Paribas SA	09/17/25	18
THB	5,100,000	USD	155,989	HSBC Bank PLC	09/17/25	1,802
TRY	947,045	USD	22,000	Barclays Bank PLC	09/17/25	220
USD	57,758	HKD	450,000	Societe Generale	09/17/25	58
USD	4,426,683	INR	379,940,000	Barclays Bank PLC	09/17/25	9,315
USD	4,298,880	INR	368,970,291	HSBC Bank USA N.A.	09/17/25	9,051
USD	374,180	INR	32,100,000	Royal Bank of Canada	09/17/25	969
USD	383,385	INR	32,954,009	Standard Chartered Bank	09/17/25	245
USD	391,022	JPY	55,635,968	HSBC Bank PLC	09/17/25	1,334
USD	1,740,000	JPY	247,492,032	Morgan Stanley & Co. International PLC	09/17/25	6,505
USD	434,976	MYR	1,826,899	Morgan Stanley & Co. International PLC	09/17/25	259
USD	1,138,696	PHP	63,800,000	Barclays Bank PLC	09/17/25	7,676
USD	158,135	THB	5,100,000	Goldman Sachs International	09/17/25	344
ZAR	133,953,089	USD	7,501,279	Natwest Markets PLC	09/17/25	22,955
TRY	267,000	USD	6,200	HSBC Bank PLC	09/18/25	59
USD	169,911	EGP	8,716,440	Citibank N.A.	10/02/25	149
USD	233,918	EGP	11,999,996	Citibank N.A.	10/02/25	205
EGP	715,360	USD	13,600	Bank of America N.A.	11/20/25	38
EGP	2,924,113	USD	54,291	Citibank N.A.	11/20/25	1,456
EGP	2,964,800	USD	54,400	Citibank N.A.	11/20/25	2,123
EGP	8,777,160	USD	162,000	Citibank N.A.	11/20/25	5,334
EGP	16,161,894	USD	298,300	Citibank N.A.	11/20/25	9,822
						7,399,242
USD	61,383	BRL	334,972	Barclays Bank PLC	07/02/25	(271)
USD	581,186	BRL	3,171,592	Barclays Bank PLC	07/02/25	(2,567)
USD	2,679,248	BRL	15,375,667	Barclays Bank PLC	07/02/25	(150,751)
USD	3,215,238	BRL	17,545,876	Barclays Bank PLC	07/02/25	(14,203)
USD	87,000	BRL	487,563	BNP Paribas SA	07/02/25	(2,739)
USD	145,120	BRL	791,936	BNP Paribas SA	07/02/25	(641)
USD	409,231	BRL	2,233,212	BNP Paribas SA	07/02/25	(1,808)
USD	497,000	BRL	2,785,276	BNP Paribas SA	07/02/25	(15,650)
USD	765,000	BRL	4,248,695	BNP Paribas SA	07/02/25	(17,002)
USD	3,028,761	BRL	16,685,596	BNP Paribas SA	07/02/25	(42,339)
USD	3,781,170	BRL	20,634,222	BNP Paribas SA	07/02/25	(16,703)
USD	60,829	BRL	334,972	Goldman Sachs International	07/02/25	(825)
USD	173,000	BRL	968,800	Goldman Sachs International	07/02/25	(5,314)
USD	493,000	BRL	2,760,800	Goldman Sachs International	07/02/25	(15,145)
USD	799,799	BRL	4,364,585	Goldman Sachs International	07/02/25	(3,533)
USD	119,721	BRL	653,328	JPMorgan Chase Bank N.A.	07/02/25	(529)
USD	458,130	BRL	2,612,349	JPMorgan Chase Bank N.A.	07/02/25	(22,691)
USD	481,444	BRL	2,646,206	JPMorgan Chase Bank N.A.	07/02/25	(5,609)
JPY	25,371,775	EUR	150,000	Toronto-Dominion Bank	07/03/25	(498)
JPY	661,100,000	USD	4,648,567	Standard Chartered Bank	07/03/25	(57,245)
JPY	659,860,000	USD	4,626,175	Wells Fargo Bank N.A.	07/03/25	(43,465)
TRY	32,530,000	USD	816,788	HSBC Bank PLC	07/03/25	(500)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	800,228	AUD	1,227,071	Commonwealth Bank of Australia	07/03/25	$ (7,379)
USD	1,997,850	AUD	3,110,000	HSBC Bank PLC	07/03/25	(49,022)
USD	52,191	AUD	80,000	Societe Generale	07/03/25	(462)
USD	1,052,519	AUD	1,650,000	Toronto-Dominion Bank	07/03/25	(33,442)
USD	43,826	CAD	60,000	Bank of America N.A.	07/03/25	(237)
USD	175,590	CAD	240,000	BNP Paribas SA	07/03/25	(663)
USD	766,764	CAD	1,047,000	Goldman Sachs International	07/03/25	(2,139)
USD	1,948,175	CAD	2,663,000	Morgan Stanley & Co. International PLC	07/03/25	(7,497)
USD	20,619,215	CAD	28,430,000	Natwest Markets PLC	07/03/25	(259,397)
USD	1,139,455	CAD	1,570,000	Royal Bank of Canada	07/03/25	(13,532)
USD	109,651	CAD	150,000	Westpac Banking Corp.	07/03/25	(507)
USD	97,994	CHF	80,000	Royal Bank of Canada	07/03/25	(2,844)
USD	183,504	CHF	150,000	Toronto-Dominion Bank	07/03/25	(5,568)
USD	35,124,025	CNH	252,449,600	Societe Generale	07/03/25	(145,817)
USD	672,720	CZK	14,200,000	Morgan Stanley & Co. International PLC	07/03/25	(3,803)
USD	1,093,503	EUR	950,000	Bank of America N.A.	07/03/25	(25,623)
USD	519,208	EUR	450,000	Barclays Bank PLC	07/03/25	(10,905)
USD	4,004,300	EUR	3,480,000	Commonwealth Bank of Australia	07/03/25	(95,237)
USD	102,937	EUR	90,000	Deutsche Bank AG	07/03/25	(3,086)
USD	348,056	EUR	300,000	Deutsche Bank AG	07/03/25	(5,353)
USD	457,280	EUR	400,000	Deutsche Bank AG	07/03/25	(13,931)
USD	64,990,290	EUR	55,459,261	Deutsche Bank AG	07/03/25	(342,275)
USD	232,209	EUR	200,000	HSBC Bank PLC	07/03/25	(3,397)
USD	4,587,935	EUR	3,990,000	HSBC Bank PLC	07/03/25	(112,397)
USD	806,585	EUR	700,000	Natwest Markets PLC	07/03/25	(18,035)
USD	93,726	EUR	80,000	Standard Chartered Bank	07/03/25	(516)
USD	116,036	EUR	100,000	Standard Chartered Bank	07/03/25	(1,766)
USD	205,449	EUR	180,000	State Street Bank and Trust Co.	07/03/25	(6,596)
USD	91,942	EUR	80,000	Toronto-Dominion Bank	07/03/25	(2,300)
USD	1,879,997	EUR	1,650,000	Toronto-Dominion Bank	07/03/25	(63,750)
USD	57,206	EUR	50,000	UBS AG	07/03/25	(1,695)
USD	1,757,719	EUR	1,540,000	UBS AG	07/03/25	(56,444)
USD	67,759	GBP	50,000	Barclays Bank PLC	07/03/25	(874)
USD	95,111	GBP	70,000	Deutsche Bank AG	07/03/25	(975)
USD	4,178,947	GBP	3,100,000	HSBC Bank PLC	07/03/25	(76,286)
USD	9,072,046	GBP	6,696,784	Natwest Markets PLC	07/03/25	(120,333)
USD	54,160	GBP	40,000	Royal Bank of Canada	07/03/25	(746)
USD	517,138	GBP	380,000	Westpac Banking Corp.	07/03/25	(4,471)
USD	78,376	HUF	27,310,000	State Street Bank and Trust Co.	07/03/25	(2,120)
USD	9,622,055	JPY	1,389,793,000	Canadian Imperial Bank of Commerce	07/03/25	(30,020)
USD	1,448,232	MXN	27,570,000	Goldman Sachs International	07/03/25	(20,886)
USD	11,959,085	MXN	225,650,000	Morgan Stanley & Co. International PLC	07/03/25	(65,083)
USD	516,057	NOK	5,250,000	Natwest Markets PLC	07/03/25	(4,811)
USD	84,865	NZD	140,000	State Street Bank and Trust Co.	07/03/25	(475)
USD	271,949	PLN	984,000	Natwest Markets PLC	07/03/25	(1,048)
USD	4,055,301	PLN	15,016,000	UBS AG	07/03/25	(110,679)
USD	255,284	SEK	2,434,000	Royal Bank of Canada	07/03/25	(2,002)
USD	437,075	SEK	4,156,000	Toronto-Dominion Bank	07/03/25	(2,234)
USD	3,281,676	SGD	4,210,000	Bank of America N.A.	07/03/25	(29,614)
USD	3,170,000	THB	103,150,215	HSBC Bank PLC	07/03/25	(3,229)
USD	3,034,125	THB	98,740,000	Nomura International PLC	07/03/25	(3,432)
USD	814,543	TRY	32,530,000	Barclays Bank PLC	07/03/25	(1,745)
USD	93,270	ZAR	1,660,000	State Street Bank and Trust Co.	07/03/25	(488)
USD	146,333	ZAR	2,600,000	State Street Bank and Trust Co.	07/03/25	(517)
USD	414,923	ZAR	7,470,000	State Street Bank and Trust Co.	07/03/25	(6,988)
JPY	13,408,438	USD	95,139	Toronto-Dominion Bank	07/11/25	(1,935)
USD	132	AUD	207	The Bank of New York Mellon	07/11/25	(4)
USD	66,593	CNH	481,300	Bank of America N.A.	07/11/25	(693)
USD	50,125	COP	212,459,444	Goldman Sachs International	07/11/25	(1,806)
USD	229,173	EUR	200,056	Deutsche Bank AG	07/11/25	(6,623)
USD	895	GBP	667	The Bank of New York Mellon	07/11/25	(21)
USD	10,377	HUF	3,691,000	Natwest Markets PLC	07/11/25	(498)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,255	MXN	341,400	State Street Bank and Trust Co.	07/11/25	$ (923)
USD	938,488	MXN	18,115,175	State Street Bank and Trust Co.	07/11/25	(26,031)
USD	360,382	PLN	1,365,000	Bank of America N.A.	07/11/25	(18,247)
USD	3,033,501	PLN	11,793,067	HSBC Bank PLC	07/11/25	(237,705)
USD	647,222	PLN	2,451,384	Natwest Markets PLC	07/11/25	(32,752)
USD	5,638	TWD	179,700	Societe Generale	07/11/25	(540)
USD	131,935	ZAR	2,414,331	Deutsche Bank AG	07/11/25	(4,343)
USD	3,233,429	ZAR	59,163,501	Natwest Markets PLC	07/11/25	(106,075)
USD	170,129	ZAR	3,075,116	State Street Bank and Trust Co.	07/11/25	(3,447)
USD	197,030	ZAR	3,535,948	Toronto-Dominion Bank	07/11/25	(2,557)
USD	48,075	TWD	1,417,381	Bank of America N.A.	07/15/25	(711)
USD	48,200	TWD	1,413,369	Bank of America N.A.	07/15/25	(448)
USD	123,750	TWD	3,716,213	BNP Paribas SA	07/15/25	(4,161)
USD	264,150	TWD	7,932,425	BNP Paribas SA	07/15/25	(8,881)
JPY	59,000,000	USD	416,658	Morgan Stanley & Co. International PLC	07/16/25	(6,310)
USD	63,900	EUR	56,098	Deutsche Bank AG	07/16/25	(2,241)
USD	99,210	EUR	87,095	Deutsche Bank AG	07/16/25	(3,479)
USD	114,518	EUR	100,554	Deutsche Bank AG	07/16/25	(4,039)
USD	172,068	EUR	151,081	Deutsche Bank AG	07/16/25	(6,062)
USD	318,670	EUR	279,758	Deutsche Bank AG	07/16/25	(11,175)
USD	100,965	EUR	88,652	Morgan Stanley & Co. International PLC	07/16/25	(3,559)
USD	113,618	EUR	99,881	Morgan Stanley & Co. International PLC	07/16/25	(4,146)
COP	520,743,435	USD	127,705	State Street Bank and Trust Co.	07/17/25	(510)
COP	2,406,503,855	USD	590,234	State Street Bank and Trust Co.	07/17/25	(2,429)
USD	2,097,698	COP	8,769,951,958	Citibank N.A.	07/17/25	(44,423)
COP	3,845,019,959	USD	942,522	State Street Bank and Trust Co.	07/22/25	(3,904)
USD	29,144	CNH	208,475	Bank of America N.A.	07/22/25	(24)
USD	230,091	CNH	1,656,089	Bank of America N.A.	07/22/25	(1,618)
USD	400,727	CNH	2,873,797	Bank of America N.A.	07/22/25	(1,355)
USD	116,266	CNH	834,202	HSBC Bank PLC	07/22/25	(450)
USD	115,839	CNH	829,179	UBS AG	07/22/25	(174)
USD	4,330,069	COP	18,378,327,409	Morgan Stanley & Co. International PLC	07/22/25	(156,316)
USD	1,140,997	COP	4,719,161,728	State Street Bank and Trust Co.	07/22/25	(11,011)
USD	1,162,910	COP	4,765,256,667	State Street Bank and Trust Co.	07/22/25	(350)
USD	2,401,148	COP	10,286,518,579	State Street Bank and Trust Co.	07/22/25	(109,922)
USD	130,384	CZK	2,775,619	BNP Paribas SA	07/22/25	(1,929)
USD	450,015	CZK	9,870,555	BNP Paribas SA	07/22/25	(20,512)
USD	972,799	CZK	21,524,617	Deutsche Bank AG	07/22/25	(53,274)
USD	854,326	CZK	18,760,915	HSBC Bank PLC	07/22/25	(40,002)
USD	1,590,778	CZK	34,927,016	HSBC Bank PLC	07/22/25	(74,186)
USD	458,744	CZK	9,889,387	Natwest Markets PLC	07/22/25	(12,681)
USD	1,680,341	CZK	37,350,798	Natwest Markets PLC	07/22/25	(100,164)
USD	119,608	EUR	103,738	Deutsche Bank AG	07/22/25	(2,752)
USD	327,156	EUR	291,249	Deutsche Bank AG	07/22/25	(16,373)
USD	117,372	EUR	103,028	JPMorgan Chase Bank N.A.	07/22/25	(4,150)
USD	219,995	HUF	79,189,848	Goldman Sachs International	07/22/25	(13,184)
USD	103,558	HUF	36,401,199	HSBC Bank PLC	07/22/25	(3,627)
USD	373,707	HUF	135,193,503	HSBC Bank PLC	07/22/25	(24,378)
USD	29,461	HUF	10,189,117	Natwest Markets PLC	07/22/25	(542)
USD	101,359	HUF	36,167,641	Natwest Markets PLC	07/22/25	(5,139)
USD	821,453	IDR	13,621,325,640	Bank of America N.A.	07/22/25	(19,240)
USD	1,279,625	IDR	21,248,169,762	Citibank N.A.	07/22/25	(31,788)
USD	107,525	IDR	1,745,449,540	Goldman Sachs International	07/22/25	(202)
USD	170,307	IDR	2,764,586,206	Goldman Sachs International	07/22/25	(321)
USD	320,930	IDR	5,349,490,876	Morgan Stanley & Co. International PLC	07/22/25	(9,234)
USD	418,932	IDR	6,846,152,610	Morgan Stanley & Co. International PLC	07/22/25	(3,604)
USD	423,656	IDR	6,943,212,800	Morgan Stanley & Co. International PLC	07/22/25	(4,871)
USD	600,114	IDR	9,807,010,689	Morgan Stanley & Co. International PLC	07/22/25	(5,163)
USD	600,654	IDR	9,843,990,045	Morgan Stanley & Co. International PLC	07/22/25	(6,906)
USD	1,425,291	IDR	23,743,212,660	Morgan Stanley & Co. International PLC	07/22/25	(40,113)
USD	1,918,871	IDR	31,965,513,741	Morgan Stanley & Co. International PLC	07/22/25	(54,004)
USD	1,192,376	MXN	22,708,159	Societe Generale	07/22/25	(15,296)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	335,288	MXN	6,377,306	State Street Bank and Trust Co.	07/22/25	$ (3,872)
USD	1,173,981	MXN	22,852,187	Toronto-Dominion Bank	07/22/25	(41,351)
USD	6,946,401	MXN	135,411,035	UBS AG	07/22/25	(255,069)
USD	17,509	MYR	73,855	Barclays Bank PLC	07/22/25	(25)
USD	26,264	MYR	110,783	Barclays Bank PLC	07/22/25	(37)
USD	70,576	MYR	299,242	Barclays Bank PLC	07/22/25	(469)
USD	100,369	MYR	425,565	Barclays Bank PLC	07/22/25	(667)
USD	655,156	MYR	2,764,758	Goldman Sachs International	07/22/25	(1,244)
USD	69,662	PEN	248,800	Citibank N.A.	07/22/25	(537)
USD	254,103	PEN	918,581	Citibank N.A.	07/22/25	(5,074)
USD	1,695,486	PEN	6,197,000	Deutsche Bank AG	07/22/25	(52,993)
USD	207,646	PHP	11,738,244	Bank of America N.A.	07/22/25	(697)
USD	243,973	PHP	13,791,819	Bank of America N.A.	07/22/25	(818)
USD	26,317	PHP	1,492,589	Barclays Bank PLC	07/22/25	(175)
USD	102,409	PHP	5,781,523	Barclays Bank PLC	07/22/25	(207)
USD	114,805	PHP	6,527,805	Barclays Bank PLC	07/22/25	(1,058)
USD	120,326	PHP	6,792,985	Barclays Bank PLC	07/22/25	(243)
USD	1,970,562	PLN	7,417,750	Canadian Imperial Bank of Commerce	07/22/25	(86,452)
USD	3,529,684	PLN	13,399,836	HSBC Bank PLC	07/22/25	(186,221)
USD	263,533	PLN	965,019	Societe Generale	07/22/25	(4,077)
USD	920,543	PLN	3,425,988	Standard Chartered Bank	07/22/25	(29,517)
USD	910,280	PLN	3,400,326	UBS AG	07/22/25	(32,663)
USD	243,710	THB	7,940,071	Bank of America N.A.	07/22/25	(890)
USD	263,665	THB	8,590,214	Bank of America N.A.	07/22/25	(963)
USD	516,934	THB	17,068,389	Barclays Bank PLC	07/22/25	(8,870)
USD	517,469	THB	17,086,040	Barclays Bank PLC	07/22/25	(8,879)
USD	884,320	THB	29,282,751	Barclays Bank PLC	07/22/25	(17,756)
USD	887,383	THB	29,384,167	Barclays Bank PLC	07/22/25	(17,818)
USD	8,696	UYU	351,656	Goldman Sachs International	07/22/25	(138)
USD	25,439	UYU	1,065,127	Goldman Sachs International	07/22/25	(1,316)
USD	26,204	UYU	1,079,621	Goldman Sachs International	07/22/25	(915)
USD	50,293	UYU	2,121,854	Goldman Sachs International	07/22/25	(3,007)
USD	93,901	UYU	3,939,138	Goldman Sachs International	07/22/25	(5,048)
USD	5,347,124	ZAR	97,197,572	HSBC Bank PLC	07/22/25	(134,859)
USD	408,587	ZAR	7,391,616	State Street Bank and Trust Co.	07/22/25	(8,303)
USD	439,874	ZAR	7,837,040	State Street Bank and Trust Co.	07/22/25	(2,138)
USD	3,023,572	ZAR	55,409,301	State Street Bank and Trust Co.	07/22/25	(101,535)
USD	562,067	ZAR	10,095,003	Toronto-Dominion Bank	07/22/25	(7,296)
USD	1,506,707	ZAR	26,895,001	Toronto-Dominion Bank	07/22/25	(10,182)
USD	1,532,782	ZAR	27,745,375	UBS AG	07/22/25	(32,069)
COP	1,464,414,058	GBP	265,390	Barclays Bank PLC	07/25/25	(6,969)
COP	10,655,674,714	USD	2,609,542	Citibank N.A.	07/25/25	(9,276)
COP	353,596,000	USD	87,200	Societe Generale	07/25/25	(913)
INR	17,136,526	USD	199,800	Bank of America N.A.	07/25/25	(54)
THB	6,831,051	USD	210,900	Nomura International PLC	07/25/25	(419)
USD	819,950	AUD	1,282,671	Morgan Stanley & Co. International PLC	07/25/25	(24,584)
USD	28,007	AUD	42,800	Wells Fargo Bank N.A.	07/25/25	(173)
USD	314,020	AUD	491,490	Wells Fargo Bank N.A.	07/25/25	(9,586)
USD	434,420	CAD	597,740	HSBC Bank PLC	07/25/25	(5,036)
USD	825,410	CAD	1,136,340	HSBC Bank PLC	07/25/25	(10,023)
USD	12,400	CAD	16,905	Standard Chartered Bank	07/25/25	(28)
USD	8,500	CHF	6,772	Standard Chartered Bank	07/25/25	(59)
USD	255,856	CHF	208,628	State Street Bank and Trust Co.	07/25/25	(7,842)
USD	402,252	CLP	379,331,681	Societe Generale	07/25/25	(4,924)
USD	791,706	CLP	746,594,592	Societe Generale	07/25/25	(9,691)
USD	91,423	EUR	79,532	HSBC Bank PLC	07/25/25	(2,403)
USD	107,345	EUR	93,384	HSBC Bank PLC	07/25/25	(2,824)
USD	158,635	EUR	138,000	HSBC Bank PLC	07/25/25	(4,169)
USD	342,785	IDR	5,629,014,728	Morgan Stanley & Co. International PLC	07/25/25	(4,792)
USD	180,000	JPY	26,471,271	Standard Chartered Bank	07/25/25	(4,295)
USD	178,000	NOK	1,808,044	Bank of America N.A.	07/25/25	(1,404)
USD	475,000	NOK	4,826,294	Bank of America N.A.	07/25/25	(3,891)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,600	PEN	66,495	Deutsche Bank AG	07/25/25	$ (160)
USD	253,000	PEN	911,002	Deutsche Bank AG	07/25/25	(4,021)
USD	556,656	PEN	2,004,407	Deutsche Bank AG	07/25/25	(8,848)
USD	122,000	TRY	5,170,775	Barclays Bank PLC	07/31/25	(4,859)
USD	165,000	TRY	7,241,850	Barclays Bank PLC	07/31/25	(12,671)
USD	214,000	TRY	9,392,460	Barclays Bank PLC	07/31/25	(16,434)
USD	314,188	TRY	12,990,497	UBS AG	07/31/25	(4,520)
USD	3,717,195	BRL	20,634,222	BNP Paribas SA	08/04/25	(51,338)
USD	132,753	BRL	742,381	JPMorgan Chase Bank N.A.	08/04/25	(2,832)
USD	411,054	PEN	1,513,420	Citibank N.A.	08/04/25	(15,832)
USD	589,079	PEN	2,153,848	Deutsche Bank AG	08/04/25	(18,452)
GBP	80,000	USD	109,836	Morgan Stanley & Co. International PLC	08/05/25	(7)
USD	2,634,413	AUD	4,027,071	State Street Bank and Trust Co.	08/05/25	(17,672)
USD	12,589	CHF	10,000	State Street Bank and Trust Co.	08/05/25	(68)
USD	31,133,939	CNH	222,449,600	HSBC Bank PLC	08/05/25	(21,989)
USD	176,029	EUR	150,000	UBS AG	08/05/25	(1,061)
USD	13,865,448	GBP	10,126,784	Canadian Imperial Bank of Commerce	08/05/25	(37,218)
USD	79,986	HUF	27,310,000	Goldman Sachs International	08/05/25	(371)
USD	4,566,588	JPY	657,163,000	BNP Paribas SA	08/05/25	(14,270)
USD	53,079	JPY	7,630,000	Morgan Stanley & Co. International PLC	08/05/25	(108)
USD	270,133	NOK	2,730,000	HSBC Bank PLC	08/05/25	(770)
USD	184,760	SEK	1,750,000	Societe Generale	08/05/25	(619)
USD	165,151	SGD	210,000	State Street Bank and Trust Co.	08/05/25	(423)
USD	3,040,886	THB	98,740,000	HSBC Bank PLC	08/05/25	(3,988)
USD	793,004	TRY	32,530,000	HSBC Bank PLC	08/05/25	(1,773)
USD	176,799	ZAR	3,150,000	State Street Bank and Trust Co.	08/05/25	(683)
USD	179,061	EUR	158,210	Deutsche Bank AG	08/14/25	(7,832)
USD	179,393	EUR	158,502	Deutsche Bank AG	08/14/25	(7,847)
USD	179,521	EUR	158,616	Deutsche Bank AG	08/14/25	(7,852)
USD	306,763	EUR	271,038	Deutsche Bank AG	08/14/25	(13,415)
USD	171,000	TRY	7,380,189	Barclays Bank PLC	09/02/25	(4,394)
USD	487,000	TRY	21,018,433	Barclays Bank PLC	09/02/25	(12,514)
USD	18,800	TRY	798,373	HSBC Bank PLC	09/02/25	(174)
USD	75,100	TRY	3,195,655	UBS AG	09/02/25	(846)
USD	140,997	TRY	6,291,000	Barclays Bank PLC	09/03/25	(8,383)
NGN	25,591,000	USD	16,300	Bank of America N.A.	09/04/25	(26)
BRL	11,933,740	USD	2,158,000	Morgan Stanley & Co. International PLC	09/17/25	(3,069)
CNH	10,630	AUD	2,278	HSBC Bank PLC	09/17/25	(8)
GBP	5,393,251	EUR	6,322,998	HSBC Bank PLC	09/17/25	(79,392)
INR	463,550,000	USD	5,400,824	Barclays Bank PLC	09/17/25	(11,364)
INR	54,977,250	USD	640,541	HSBC Bank USA N.A.	09/17/25	(1,349)
JPY	466,778,339	AUD	4,988,467	Toronto-Dominion Bank	09/17/25	(18,933)
JPY	3,503,953,586	EUR	21,166,501	Deutsche Bank AG	09/17/25	(517,359)
JPY	61,000,000	USD	428,888	Royal Bank of Canada	09/17/25	(1,629)
NOK	13,743,042	CAD	1,854,366	Natwest Markets PLC	09/17/25	(2,884)
THB	3,000,000	USD	92,980	BNP Paribas SA	09/17/25	(162)
USD	2,129,937	AUD	3,261,246	The Bank of New York Mellon	09/17/25	(19,854)
USD	2,790,000	AUD	4,271,999	UBS AG	09/17/25	(26,073)
USD	4,325,136	BRL	24,465,000	Goldman Sachs International	09/17/25	(92,624)
USD	2,049,530	BRL	11,605,856	State Street Bank and Trust Co.	09/17/25	(46,194)
USD	2,390,921	BRL	13,539,048	State Street Bank and Trust Co.	09/17/25	(53,888)
USD	7,813	CHF	6,328	Deutsche Bank AG	09/17/25	(240)
USD	264,558	CNH	1,891,137	Bank of America N.A.	09/17/25	(1,188)
USD	264,919	CNH	1,891,137	Bank of America N.A.	09/17/25	(827)
USD	1,648,421	CNH	11,779,696	BNP Paribas SA	09/17/25	(6,882)
USD	106,133	CNH	757,726	Natwest Markets PLC	09/17/25	(344)
USD	1,890,427	CZK	40,654,956	Deutsche Bank AG	09/17/25	(50,985)
USD	651,630	EUR	555,000	Bank of America N.A.	09/17/25	(5,458)
USD	4,425,217	EUR	3,791,765	Bank of America N.A.	09/17/25	(64,013)
USD	1,607,494	EUR	1,378,823	Barclays Bank PLC	09/17/25	(24,953)
USD	321,885	EUR	276,469	Deutsche Bank AG	09/17/25	(5,438)
USD	517,654	EUR	444,616	Deutsche Bank AG	09/17/25	(8,745)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,650,000	EUR	4,024,367	Deutsche Bank AG	09/17/25	$ (114,617)
USD	49,022,656	EUR	42,427,625	Deutsche Bank AG	09/17/25	(1,209,193)
USD	42,582,956	EUR	36,750,000	State Street Bank and Trust Co.	09/17/25	(926,913)
USD	2,225,717	GBP	1,642,976	UBS AG	09/17/25	(30,619)
USD	4,329,564	GBP	3,195,991	UBS AG	09/17/25	(59,561)
USD	770,354	HUF	269,785,000	HSBC Bank PLC	09/17/25	(21,660)
USD	58,530	IDR	952,612,888	Bank of America N.A.	09/17/25	(295)
USD	73,779	IDR	1,217,067,705	BNP Paribas SA	09/17/25	(1,376)
USD	117,554	IDR	1,953,662,634	Citibank N.A.	09/17/25	(3,087)
USD	199,623	IDR	3,305,552,072	Citibank N.A.	09/17/25	(4,499)
USD	238,900	IDR	3,945,506,196	Citibank N.A.	09/17/25	(4,740)
USD	992,824	IDR	16,196,930,000	JPMorgan Chase Bank N.A.	09/17/25	(7,357)
USD	434,976	IDR	7,077,059,520	Morgan Stanley & Co. International PLC	09/17/25	(2,041)
USD	1,578,511	IDR	25,747,293,392	State Street Bank and Trust Co.	09/17/25	(11,417)
USD	179,237	INR	15,496,573	HSBC Bank USA N.A.	09/17/25	(933)
USD	435,109	INR	37,576,000	Morgan Stanley & Co. International PLC	09/17/25	(1,768)
USD	553,487	INR	47,824,000	Morgan Stanley & Co. International PLC	09/17/25	(2,539)
USD	189,101	INR	16,448,400	Royal Bank of Canada	09/17/25	(2,136)
USD	19,398,939	JPY	2,779,206,843	Wells Fargo Bank N.A.	09/17/25	(67,308)
USD	434,976	MXN	8,301,647	Morgan Stanley & Co. International PLC	09/17/25	(3,865)
USD	2,049,530	MXN	39,228,199	State Street Bank and Trust Co.	09/17/25	(24,149)
USD	21,596,941	MXN	413,331,604	State Street Bank and Trust Co.	09/17/25	(252,572)
USD	3,880,018	NOK	39,109,662	Toronto-Dominion Bank	09/17/25	(1,958)
USD	327,869	PHP	18,600,000	Citibank N.A.	09/17/25	(1,864)
USD	386,370	PLN	1,432,744	Natwest Markets PLC	09/17/25	(10,413)
USD	175,075	SEK	1,662,911	Barclays Bank PLC	09/17/25	(1,577)
USD	113,433	SGD	145,000	HSBC Bank PLC	09/17/25	(1,243)
USD	561,781	THB	18,450,000	BNP Paribas SA	09/17/25	(9,051)
USD	1,631	TRY	70,221	Barclays Bank PLC	09/17/25	(16)
USD	2,049,530	ZAR	36,594,758	JPMorgan Chase Bank N.A.	09/17/25	(6,022)
USD	434,976	ZAR	7,795,031	Morgan Stanley & Co. International PLC	09/17/25	(2,876)
USD	10,330,946	ZAR	184,363,934	Morgan Stanley & Co. International PLC	09/17/25	(24,899)
USD	122,600	TRY	5,518,336	Barclays Bank PLC	09/26/25	(5,887)
USD	53,628	TRY	2,333,501	Goldman Sachs International	09/26/25	(704)
USD	13,000	TRY	564,296	HSBC Bank PLC	09/26/25	(139)
USD	52,100	TRY	2,267,496	UBS AG	09/26/25	(695)
USD	215,000	TRY	9,983,525	UBS AG	09/26/25	(17,452)
USD	129,400	TRY	5,992,630	Barclays Bank PLC	10/24/25	(6,834)
USD	167,000	TRY	7,843,573	Barclays Bank PLC	10/24/25	(11,313)
USD	227,000	TRY	10,661,623	Barclays Bank PLC	10/24/25	(15,377)
USD	13,700	TRY	610,090	HSBC Bank PLC	10/24/25	(170)
USD	55,000	TRY	2,459,710	UBS AG	10/24/25	(918)
						(8,999,213)
						$ (1,599,971)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nikkei 225 Index	4	07/11/25	JPY	39,250.00	JPY	161,950	$ 40,137
SPDR S&P 500 ETF Trust	106	07/11/25	USD	615.00	USD	6,549	78,334
iShares China Large-Cap ETF	608	07/18/25	USD	37.00	USD	2,235	44,080
SPDR S&P 500 ETF Trust	42	07/18/25	USD	620.00	USD	2,595	27,489
UniCredit SpA	10	07/18/25	EUR	54.00	EUR	285	19,083
Alphabet, Inc., Class C	8	08/15/25	USD	185.00	USD	142	4,660
Eli Lilly & Co.	1	08/15/25	USD	820.00	USD	78	3,053
Meta Platforms, Inc., Class A	4	08/15/25	USD	740.00	USD	295	15,650
Microsoft Corp.	5	08/15/25	USD	505.00	USD	249	6,900
Netflix, Inc.	2	08/15/25	USD	1,320.00	USD	268	17,625

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
NVIDIA Corp.	18	08/15/25	USD	160.00	USD	284	$ 13,770
Walmart, Inc.	29	08/15/25	USD	105.00	USD	284	1,885
Walt Disney Co.	15	08/15/25	USD	125.00	USD	186	7,237
Wells Fargo & Co.	56	08/15/25	USD	85.00	USD	449	6,972
Advanced Micro Devices, Inc.	8	09/19/25	USD	155.00	USD	114	5,940
Citigroup, Inc.	30	09/19/25	USD	90.00	USD	255	6,765
Euro Stoxx Banks	51	09/19/25	EUR	200.00	EUR	513	27,034
Hilton Worldwide Holdings, Inc.	16	09/19/25	USD	270.00	USD	426	18,720
NVIDIA Corp.	13	09/19/25	USD	160.00	USD	205	15,860
Walt Disney Co.	8	09/19/25	USD	125.00	USD	99	4,920
							366,114
Put
iShares Russell 2000 ETF	170	07/18/25	USD	198.00	USD	3,668	6,120
5-Year U.S. Treasury Note Future	12	07/25/25	USD	108.50	USD	1,308	2,813
U.S. Long Bond Future	4	07/25/25	USD	114.00	USD	461	3,000
							11,933
							$ 378,047
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Up-and-out	HSBC Bank USA N.A.	07/02/25	CNH	7.35	CNH	7.74	USD	218	$ —
USD Currency	Up-and-out	HSBC Bank USA N.A.	07/02/25	CNH	7.35	CNH	7.74	USD	218	—
USD Currency	Up-and-out	HSBC Bank USA N.A.	07/02/25	CNH	7.35	CNH	7.74	USD	434	—
USD Currency	Up-and-out	HSBC Bank USA N.A.	07/02/25	CNH	7.35	CNH	7.74	USD	1,576	2
USD Currency	One Touch	UBS AG	07/18/25	CAD	1.52	CAD	1.53	USD	118	1
USD Currency	One Touch	Standard Chartered Bank	08/29/25	TWD	34.60	TWD	34.30	USD	136	43
EUR Currency	Up-and-out	Bank of America N.A.	09/26/25	USD	1.18	USD	1.25	EUR	2,570	28,569
USD Currency	One Touch	HSBC Bank USA N.A.	09/29/25	CNH	7.50	CNH	7.50	USD	3	55
USD Currency	One Touch	HSBC Bank USA N.A.	09/29/25	CNH	7.50	CNH	7.50	USD	147	2,666
EUR Currency	One Touch	HSBC Bank USA N.A.	10/16/25	USD	1.19	USD	1.18 - 1.13	EUR	53	1,170
										32,506
Put
EUR Currency	One Touch	Goldman Sachs International	07/14/25	USD	1.09	USD	1.09	EUR	169	51
USD Currency	One Touch	Barclays Bank PLC	07/24/25	CAD	1.34	CAD	1.34	USD	12	1,316
USD Currency	One Touch	Morgan Stanley & Co. International PLC	07/24/25	CAD	1.33	CAD	1.34	USD	150	15,924
USD Currency	One Touch	BNP Paribas SA	07/31/25	JPY	135.00	JPY	135.00	USD	51	2,007
USD Currency	Down-and-out	UBS AG	08/07/25	JPY	144.00	JPY	136.00	USD	92	820
USD Currency	Down-and-out	Barclays Bank PLC	08/07/25	JPY	144.00	JPY	136.00	USD	370	3,284
USD Currency	Down-and-out	Barclays Bank PLC	08/07/25	JPY	144.00	JPY	136.00	USD	736	6,539
USD Currency	Down-and-out	UBS AG	08/07/25	JPY	144.00	JPY	136.00	USD	2,488	22,107
EUR Currency	One Touch	Barclays Bank PLC	09/10/25	CZK	24.25	CZK	24.25	EUR	38	1,987
										54,035
										$ 86,541
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Goldman Sachs International	07/10/25	NOK	11.80	EUR	224	$ 2,314
USD Currency	Citibank N.A.	07/22/25	COP	4,200.00	USD	24	132
USD Currency	Citibank N.A.	07/22/25	COP	4,200.00	USD	984	5,418
EUR Currency	Societe Generale	07/24/25	USD	1.17	EUR	1,287	20,293
AUD Currency	JPMorgan Chase Bank N.A.	07/31/25	USD	0.66	AUD	396	2,672
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Currency Options Purchased (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
EUR Currency	BNP Paribas SA	08/11/25	USD	1.15	EUR	380	$ 11,498
USD Currency	Bank of America N.A.	08/18/25	CNH	7.23	USD	720	1,177
							43,504
Put
AUD Currency	HSBC Bank USA N.A.	07/03/25	USD	0.64	AUD	648	4
USD Currency	JPMorgan Chase Bank N.A.	07/03/25	SGD	1.27	USD	337	1,281
USD Currency	Bank of America N.A.	07/04/25	CNH	7.15	USD	990	1,153
EUR Currency	Barclays Bank PLC	07/09/25	USD	1.12	EUR	200	4
EUR Currency	HSBC Bank USA N.A.	07/09/25	USD	1.12	EUR	1,754	35
USD Currency	Goldman Sachs International	07/10/25	ZAR	18.00	USD	508	9,366
USD Currency	Morgan Stanley & Co. International PLC	07/14/25	NOK	10.20	USD	251	3,975
EUR Currency	Barclays Bank PLC	07/15/25	USD	1.14	EUR	168	50
EUR Currency	Barclays Bank PLC	07/15/25	USD	1.06	EUR	341	—
EUR Currency	Barclays Bank PLC	07/15/25	USD	1.02	EUR	2,932	4
EUR Currency	BNP Paribas SA	07/15/25	USD	1.06	EUR	1,019	1
EUR Currency	JPMorgan Chase Bank N.A.	07/15/25	USD	1.14	EUR	1,584	474
EUR Currency	UBS AG	07/15/25	USD	1.06	EUR	85	—
EUR Currency	UBS AG	07/15/25	USD	1.06	EUR	1,955	2
USD Currency	Citibank N.A.	07/22/25	TRY	41.00	USD	253	4,727
EUR Currency	JPMorgan Chase Bank N.A.	07/24/25	USD	1.15	EUR	603	955
USD Currency	Citibank N.A.	08/06/25	CNH	7.05	USD	11,235	19,324
USD Currency	HSBC Bank USA N.A.	08/14/25	BRL	5.52	USD	39	740
USD Currency	HSBC Bank USA N.A.	08/14/25	BRL	5.52	USD	154	2,961
USD Currency	HSBC Bank USA N.A.	08/14/25	BRL	5.52	USD	1,349	25,936
USD Currency	Barclays Bank PLC	08/29/25	TWD	29.20	USD	823	22,475
USD Currency	Bank of America N.A.	09/15/25	KRW	1,325.00	USD	655	7,877
							101,344
							$ 144,848
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/30	5.00%	iTraxx.XO.43.V1	Quarterly	Morgan Stanley & Co. International PLC	08/20/25	—	EUR 312.50	EUR	780	$ 3,960

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 07/12/35	1-day SOFR, 4.45%	Annual	3.50%	Annual	Deutsche Bank AG	07/10/25	3.50%	USD	25,302	$ 14,939
3-Year Interest Rate Swap, 08/20/28	1-day SOFR, 4.45%	Annual	3.50%	Annual	JPMorgan Chase Bank N.A.	08/18/25	3.50	USD	30,150	192,543
30-Year Interest Rate Swap, 11/28/55	1-day SOFR, 4.45%	Annual	3.65%	Annual	Goldman Sachs International	11/26/25	3.65	USD	15,555	316,827
1-Year Interest Rate Swap, 04/24/27	1-day SONIA, 4.22%	Annual	3.50%	Annual	Morgan Stanley & Co. International PLC	04/22/26	3.50	GBP	51,096	225,414
1-Year Interest Rate Swap, 05/03/27	1-day SONIA, 4.22%	Annual	3.60%	Annual	Morgan Stanley & Co. International PLC	05/01/26	3.60	GBP	61,350	323,764
										$ 1,073,487

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Interest Rate Caps/Floors Sold
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5Y-30Y CMS Index, Cap	0.69%%	Deutsche Bank AG	09/02/25	USD	84,370	$ (26,104)	$ (39,232)	$ 13,128
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nikkei 225 Index	4	07/11/25	JPY	41,000.00	JPY	161,950	$ (9,861)
SPDR S&P 500 ETF Trust	106	07/11/25	USD	625.00	USD	6,549	(25,122)
iShares China Large-Cap ETF	468	07/18/25	USD	42.00	USD	1,720	(3,276)
SPDR S&P 500 ETF Trust	84	07/18/25	USD	630.00	USD	5,190	(20,832)
UniCredit SpA	10	07/18/25	EUR	62.00	EUR	285	(951)
Eli Lilly & Co.	1	08/15/25	USD	900.00	USD	78	(1,068)
Meta Platforms, Inc., Class A	4	08/15/25	USD	820.00	USD	295	(4,590)
Netflix, Inc.	2	08/15/25	USD	1,500.00	USD	268	(4,470)
Walmart, Inc.	29	08/15/25	USD	115.00	USD	284	(348)
NVIDIA Corp.	13	11/21/25	USD	200.00	USD	205	(6,175)
							(76,693)
Put
iShares Russell 2000 ETF	170	07/18/25	USD	189.00	USD	3,668	(2,550)
5-Year U.S. Treasury Note Future	18	07/25/25	USD	107.75	USD	1,962	(1,266)
U.S. Long Bond Future	6	07/25/25	USD	112.00	USD	692	(1,781)
Alphabet, Inc., Class C	8	08/15/25	USD	165.00	USD	142	(2,880)
Eli Lilly & Co.	1	08/15/25	USD	700.00	USD	78	(1,615)
Meta Platforms, Inc., Class A	4	08/15/25	USD	620.00	USD	295	(2,240)
Microsoft Corp.	5	08/15/25	USD	440.00	USD	249	(1,185)
Netflix, Inc.	2	08/15/25	USD	1,100.00	USD	268	(1,695)
Walt Disney Co.	15	08/15/25	USD	110.00	USD	186	(1,387)
Wells Fargo & Co.	56	08/15/25	USD	67.50	USD	449	(1,904)
Advanced Micro Devices, Inc.	8	09/19/25	USD	125.00	USD	114	(3,600)
Citigroup, Inc.	30	09/19/25	USD	75.00	USD	255	(3,360)
Euro Stoxx Banks	25	09/19/25	EUR	165.00	EUR	251	(1,583)
Hilton Worldwide Holdings, Inc.	16	09/19/25	USD	230.00	USD	426	(3,920)
Walt Disney Co.	8	09/19/25	USD	110.00	USD	99	(1,188)
							(32,154)
							$ (108,847)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down-and-in	Bank of America N.A.	07/04/25	CNH	7.05	CNH	6.90	USD	990	$ (6)
USD Currency	Down-and-in	Bank of America N.A.	09/15/25	KRW	1,300.00	KRW	1,280.00	USD	655	(4,207)
										$ (4,213)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Goldman Sachs International	07/10/25	NOK	12.10	EUR	337	$ (209)
EUR Currency	Morgan Stanley & Co. International PLC	07/14/25	NOK	11.75	EUR	224	(3,369)
USD Currency	Citibank N.A.	07/22/25	TRY	42.00	USD	126	(811)
EUR Currency	Societe Generale	07/24/25	USD	1.18	EUR	1,287	(12,962)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

EUR Currency	Bank of America N.A.	07/29/25	USD	1.16	EUR	18,459	$ (374,926)
EUR Currency	BNP Paribas SA	08/11/25	USD	1.17	EUR	761	(12,551)
							(404,828)
Put
AUD Currency	HSBC Bank USA N.A.	07/03/25	USD	0.63	AUD	648	—
USD Currency	JPMorgan Chase Bank N.A.	07/10/25	BRL	5.55	USD	260	(5,304)
EUR Currency	UBS AG	07/15/25	USD	1.02	EUR	2,932	(3)
USD Currency	BNP Paribas SA	07/31/25	JPY	135.00	USD	979	(961)
USD Currency	Citibank N.A.	08/06/25	CNH	6.90	USD	11,235	(5,044)
AUD Currency	JPMorgan Chase Bank N.A.	08/29/25	USD	0.64	AUD	396	(1,573)
USD Currency	Barclays Bank PLC	08/29/25	TWD	28.30	USD	1,646	(20,917)
							(33,802)
							$ (438,630)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 06/20/30	iTraxx.XO.43.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	08/20/25	NR	EUR 275.00	EUR	390	$ (1,389)
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/30	iTraxx.XO.43.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	08/20/25	NR	EUR 362.50	EUR	780	(1,708)
										$ (3,097)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
3-Year Interest Rate Swap, 08/20/28	3.20%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	08/18/25	3.20%	USD	30,150	$ (73,384)
30-Year Interest Rate Swap, 08/29/55	3.60%	Annual	1-day SOFR, 4.45%	Annual	Citibank N.A.	08/27/25	3.60	USD	4,075	(24,536)
5-Year Interest Rate Swap, 09/04/30	2.05%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	Morgan Stanley & Co. International PLC	09/02/25	2.05	EUR	5,171	(7,699)
2-Year Interest Rate Swap, 09/05/27	3.25%	Annual	1-day SOFR, 4.45%	Annual	Deutsche Bank AG	09/03/25	3.25	USD	10,266	(23,435)
5-Year Interest Rate Swap, 09/14/30	3.23%	Annual	1-day SOFR, 4.45%	Annual	Bank of America N.A.	09/12/25	3.23	USD	39,001	(196,790)
2-Year Interest Rate Swap, 09/24/27	3.05%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	09/22/25	3.05	USD	82,255	(146,220)
2-Year Interest Rate Swap, 09/24/27	3.30%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	09/22/25	3.30	USD	25,166	(82,948)
2-Year Interest Rate Swap, 09/28/27	3.08%	Annual	1-day SOFR, 4.45%	Annual	Citibank N.A.	09/26/25	3.08	USD	76,440	(155,931)
2-Year Interest Rate Swap, 10/01/27	3.05%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	09/29/25	3.05	USD	41,832	(81,939)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
5-Year Interest Rate Swap, 10/02/30	3.00%	Annual	1-day SOFR, 4.45%	Annual	Deutsche Bank AG	09/30/25	3.00%	USD	30,823	$ (97,722)
30-Year Interest Rate Swap, 11/28/55	3.15%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	11/26/25	3.15	USD	15,555	(73,715)
1-Year Interest Rate Swap, 04/22/27	3.10%	Annual	1-day SONIA, 4.22%	Annual	Morgan Stanley & Co. International PLC	04/22/26	3.10	GBP	51,096	(116,354)
1-Year Interest Rate Swap, 05/01/27	2.80%	Annual	1-day SONIA, 4.22%	Annual	Morgan Stanley & Co. International PLC	05/01/26	2.80	GBP	61,350	(87,565)
										(1,168,238)
Put
10-Year Interest Rate Swap, 07/09/35	1-day SOFR, 4.45%	Annual	3.75%	Annual	Goldman Sachs International	07/07/25	3.75	USD	7,031	(14,015)
10-Year Interest Rate Swap, 07/12/35	1-day SOFR, 4.45%	Annual	4.30%	Annual	Deutsche Bank AG	07/10/25	4.30	USD	12,651	(3)
2-Year Interest Rate Swap, 09/12/27	6-mo. EURIBOR, 2.05%	Semi-Annual	2.15%	Annual	JPMorgan Chase Bank N.A.	09/10/25	2.15	EUR	21,419	(20,978)
2-Year Interest Rate Swap, 09/17/27	1-day SOFR, 4.45%	Annual	3.95%	Annual	UBS AG	09/15/25	3.95	USD	78,003	(18,274)
2-Year Interest Rate Swap, 09/24/27	1-day SOFR, 4.45%	Annual	3.90%	Annual	BNP Paribas SA	09/22/25	3.90	USD	42,313	(15,172)
5-Year Interest Rate Swap, 09/27/30	6-mo. EURIBOR, 2.05%	Semi-Annual	2.50%	Annual	Deutsche Bank AG	09/25/25	2.50	EUR	9,210	(23,655)
5-Year Interest Rate Swap, 09/27/30	6-mo. EURIBOR, 2.05%	Semi-Annual	2.50%	Annual	Barclays Bank PLC	09/25/25	2.50	EUR	13,815	(35,482)
2-Year Interest Rate Swap, 11/08/27	1-day SOFR, 4.45%	Annual	3.80%	Annual	Citibank N.A.	11/06/25	3.80	USD	42,581	(41,093)
5-Year Interest Rate Swap, 11/08/30	1-day SOFR, 4.45%	Annual	4.10%	Annual	Deutsche Bank AG	11/06/25	4.10	USD	17,811	(26,550)
2-Year Interest Rate Swap, 11/12/27	1-day SOFR, 4.45%	Annual	3.95%	Annual	JPMorgan Chase Bank N.A.	11/10/25	3.95	USD	5,718	(3,346)
1-Year Interest Rate Swap, 04/22/27	1-day SONIA, 4.22%	Annual	4.20%	Annual	Morgan Stanley & Co. International PLC	04/22/26	4.20	GBP	51,096	(34,495)
1-Year Interest Rate Swap, 05/01/27	1-day SONIA, 4.22%	Annual	4.10%	Annual	Morgan Stanley & Co. International PLC	05/01/26	4.10	GBP	61,350	(56,433)
										(289,496)
										$ (1,457,734)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.43.V1	1.00%	Quarterly	06/20/30	USD	405	$ 9,922	$ 13,921	$ (3,999)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	USD	1,316	(101,112)	(24,295)	(76,817)
iTraxx.ASIA.XJ.IG.43.V1	1.00	Quarterly	06/20/30	USD	165	(1,941)	(1,744)	(197)
iTraxx.FINSR.43.V1	1.00	Quarterly	06/20/30	EUR	2,265	(52,284)	(41,498)	(10,786)
						$ (145,415)	$ (53,616)	$ (91,799)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	787	$ 58,953	$ 35,815	$ 23,138
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	1,750	39,989	33,981	6,008
iTraxx.EUR.43.V1	1.00	Quarterly	06/20/30	BB+	EUR	2,201	55,929	42,949	12,980
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	B+	EUR	3,778	420,086	307,171	112,915
							$ 574,957	$ 419,916	$ 155,041

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 20,112	$ 11	$ 20,101
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-day MXIBTIIE, 8.30%	Monthly	9.74%	Monthly	N/A	07/28/25	MXN	370,000	$ 23,052	$ 11	$ 23,041
1-day FEDL, 4.33%	At Termination	4.24%	At Termination	N/A	07/30/25	USD	128,830	(15,016)	102	(15,118)
1-day SOFR, 4.45%	Annual	4.10%	Annual	N/A	08/11/25	USD	51,486	(280,321)	13	(280,334)
1-day ESTR, 1,956.39%	At Termination	1.86%	At Termination	07/30/25 (a)	09/17/25	EUR	114,975	(8,010)	(401)	(7,609)
1-day FEDL, 4.33%	At Termination	4.28%	At Termination	07/30/25 (a)	09/17/25	USD	168,135	3,087	193	2,894
1-day SOFR, 4.45%	Annual	4.25%	Annual	N/A	10/17/25	USD	75,674	(163,260)	52	(163,312)
1-day SOFR, 4.45%	Annual	4.05%	Annual	N/A	10/18/25	USD	39,525	(164,111)	28	(164,139)
0.53%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	09/22/25 (a)	10/30/25	JPY	3,057,000	(265)	24	(289)
1-day SOFR, 4.45%	Annual	3.75%	Annual	N/A	12/15/25	USD	11,532	(66,700)	8	(66,708)
0.59%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	10/31/25 (a)	12/19/25	JPY	2,373,000	(116)	19	(135)
5.14%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	N/A	12/20/25	PLN	4,197	(27,347)	—	(27,347)
7.84%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	01/09/26	MXN	6,126	(44)	—	(44)
9.31%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	01/09/26	MXN	48,461	(20,617)	3	(20,620)
1-day TIIEFONDEO, 8.14%	Monthly	7.79%	Monthly	N/A	02/25/26	MXN	10,935	28	1	27
1-day TIIEFONDEO, 8.14%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	112,439	27,973	6	27,967
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	1	—	—	—
8.02%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	N/A	03/26/26	ZAR	33,027	(12,287)	4	(12,291)
1-day SOFR, 4.45%	Annual	4.40%	Annual	N/A	04/08/26	USD	65,486	192,608	116	192,492
1-day SOFR, 4.45%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,493	57,074	29	57,045
1-day SOFR, 4.45%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,833	(6,293)	47	(6,340)
1-day SOFR, 4.45%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,734	72,530	57	72,473
8.15%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	N/A	05/07/26	ZAR	68,580	(36,536)	10	(36,546)
1-day SOFR, 4.45%	Annual	4.50%	Annual	N/A	05/08/26	USD	26,398	124,087	52	124,035
1-day TIIEFONDEO, 8.14%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	29,665	(77)	2	(79)
1-day TIIEFONDEO, 8.14%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	4,291	47	—	47
1-day TIIEFONDEO, 8.14%	Monthly	7.66%	Monthly	N/A	06/01/26	MXN	13,638	(7)	1	(8)
1-day TIIEFONDEO, 8.14%	Monthly	7.72%	Monthly	N/A	06/01/26	MXN	1,973	51	—	51
7.97%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	N/A	06/06/26	ZAR	16,986	(8,196)	3	(8,199)
7.73%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	06/19/26	MXN	100,648	(2,712)	9	(2,721)
1-day TIIEFONDEO, 8.14%	Monthly	7.69%	Monthly	N/A	06/26/26	MXN	1,266	22	—	22
1-day SOFR, 4.45%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,440	20,705	27	20,678
4.02%	At Termination	1-day SONIA, 4.22%	At Termination	09/17/25 (a)	09/16/26	GBP	35,000	(176,615)	(79,747)	(96,868)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.21%	At termination	3-mo. WIBOR, 5.23%	Quarterly	09/17/25 (a)	09/17/26	PLN	3,816	$ 1,946	$ 3	$ 1,943
4.31%	At termination	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/26	PLN	1,754	762	2	760
4.43%	At termination	3-mo. WIBOR, 5.23%	Quarterly	09/17/25 (a)	09/17/26	PLN	496	(34)	—	(34)
6.94%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/26	ZAR	44,524	727	8	719
6.94%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/26	ZAR	5,786	99	168	(69)
7.03%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/26	ZAR	20,653	(611)	4	(615)
7.06%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/26	ZAR	20,469	(893)	4	(897)
5.16%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	N/A	09/19/26	PLN	4,577	(4,536)	4	(4,540)
5.24%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	N/A	09/19/26	PLN	6,665	(8,668)	6	(8,674)
1-day SOFR, 4.45%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	8,267	53,305	15	53,290
1-day TIIEFONDEO, 8.14%	Monthly	7.62%	Monthly	N/A	11/18/26	MXN	2,687	77	1	76
1-day TIIEFONDEO, 8.14%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	18,572	22,762	2	22,760
5.13%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	N/A	03/19/27	PLN	6,048	(14,460)	6	(14,466)
5.14%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	N/A	03/19/27	PLN	10,081	(24,785)	10	(24,795)
6-mo. BUBOR, 6.50%	Semi-Annual	6.04%	Annual	09/17/25 (a)	03/19/27	HUF	27,331	29	—	29
1-day MIBOR, 5.52%	Semi Annual	6.15%	Semi Annual	N/A	03/19/27	INR	514,125	66,364	28	66,336
6-mo. BUBOR, 6.50%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	446,246	7,034	4	7,030
7.25%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	N/A	03/19/27	ZAR	16,416	(4,032)	3	(4,035)
0.74%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	06/17/26 (a)	06/17/27	JPY	751,000	5,205	17	5,188
6-mo. PRIBOR, 3.48%	Semi-Annual	3.06%	Annual	N/A	06/18/27	CZK	1,170	(499)	—	(499)
1-day TIIEFONDEO, 8.14%	Monthly	7.41%	Monthly	06/26/26 (a)	06/25/27	MXN	3,505	138	—	138
3.21%	At Termination	1-day SOFR, 4.45%	At Termination	06/29/26 (a)	06/29/27	USD	166	(182)	—	(182)
3.97%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/27	PLN	5,167	5,280	6	5,274
4.05%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/27	PLN	2,376	1,483	3	1,480
4.18%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/27	PLN	671	(39)	1	(40)
4.27%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/27	PLN	2,397	(1,251)	3	(1,254)
6-mo. BUBOR, 6.50%	Semi-Annual	5.68%	Annual	09/17/25 (a)	09/17/27	HUF	357,768	(5,601)	5	(5,606)
6-mo. BUBOR, 6.50%	Semi-Annual	5.76%	Annual	09/17/25 (a)	09/17/27	HUF	678,097	(7,710)	9	(7,719)
6-mo. BUBOR, 6.50%	Semi-Annual	5.94%	Annual	09/17/25 (a)	09/17/27	HUF	164,477	(198)	2	(200)
6-mo. BUBOR, 6.50%	Semi-Annual	6.02%	Annual	09/17/25 (a)	09/17/27	HUF	138,623	393	2	391
6-mo. BUBOR, 6.50%	Semi-Annual	6.10%	Annual	09/17/25 (a)	09/17/27	HUF	46,490	331	1	330
6.93%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/27	ZAR	1,221	(7)	44	(51)
6.99%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/27	ZAR	9,398	(639)	2	(641)
7.02%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/27	ZAR	4,359	(414)	1	(415)
7.08%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/27	ZAR	4,321	(699)	1	(700)
1-day SOFR, 4.45%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,064	24,993	9	24,984
1-day SOFR, 4.45%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,064	26,170	9	26,161
1-day SOFR, 4.45%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,128	55,088	19	55,069
1-day SOFR, 4.45%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	20,964	313,695	95	313,600
1-day SOFR, 4.45%	Annual	3.95%	Annual	11/06/25 (a)	11/06/27	USD	63,560	809,356	289	809,067
1-day SOFR, 4.45%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	8,552	95,402	39	95,363
1-day SOFR, 4.45%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	11,120	56,654	48	56,606
3.45%	Annual	1-day SOFR, 4.45%	Annual	01/26/26	01/26/28	USD	10,280	(45,919)	44	(45,963)
1-day SOFR, 4.45%	Annual	4.00%	Annual	01/26/26	01/26/28	USD	10,280	152,615	44	152,571
3.27%	Annual	1-day SOFR, 4.45%	Annual	02/05/26 (a)	02/05/28	USD	10,488	(13,292)	45	(13,337)
1-day SOFR, 4.45%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	10,488	132,243	45	132,198
China Fixing Repo Rates 7-day, 1.95%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	7,240	3,079	7	3,072
Tokyo Overnight Average Rate, 0.48%	Annual	0.71%	Annual	N/A	03/19/28	JPY	312,000	(3,506)	10	(3,516)
1-day MIBOR, 5.52%	At Termination	5.71%	At Termination	06/16/27 (a)	06/16/28	INR	261,250	(2,063)	15	(2,078)
1-day MIBOR, 5.52%	At Termination	5.79%	At Termination	06/16/27 (a)	06/16/28	INR	215,510	112	8	104
1-day SONIA, 4.22%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	129,680	(5)	129,685
3-mo. KRW CDC, 2.56%	Quarterly	2.40%	Quarterly	09/17/25 (a)	09/17/28	KRW	3,517,922	(192)	17	(209)
3-mo. KRW CDC, 2.56%	Quarterly	2.41%	Quarterly	09/17/25 (a)	09/17/28	KRW	2,061,697	354	10	344
3-mo. KRW CDC, 2.56%	Quarterly	2.41%	Quarterly	09/17/25 (a)	09/17/28	KRW	135,634	15	—	15
3-mo. KRW CDC, 2.56%	Quarterly	2.44%	Quarterly	09/17/25 (a)	09/17/28	KRW	542,826	479	3	476
3-mo. KRW CDC, 2.56%	Quarterly	2.48%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,293,135	508	8	500
3-mo. KRW CDC, 2.56%	Quarterly	2.53%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,293,135	1,579	12	1,567
1-day SOFR, 4.45%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	416,982	88	416,894
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.45%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	$ 8,187	$ 41	$ 8,146
6-mo. EURIBOR, 2.05%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	234,173	52	234,121
1-day SOFR, 4.45%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	456,587	255	456,332
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	595,202	208	594,994
1-day SOFR, 4.45%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	369,817	119	369,698
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	536,334	187	536,147
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	268,032	93	267,939
6-mo. EURIBOR, 2.05%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	232,729	59	232,670
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	544,748	188	544,560
6-mo. EURIBOR, 2.05%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	160,628	45	160,583
3.81%	Annual	1-day SONIA, 4.22%	Annual	N/A	10/25/29	GBP	12,500	(33,829)	(304)	(33,525)
7.90%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	N/A	10/31/29	ZAR	35,000	(53,324)	11	(53,335)
1-day TIIEFONDEO, 8.14%	Monthly	7.77%	Monthly	N/A	11/14/29	MXN	1,222	336	1	335
1-day TIIEFONDEO, 8.14%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	111,543	317,129	46	317,083
7.78%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	12/14/29	MXN	1,261	(352)	1	(353)
8.97%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	12/14/29	MXN	15,180	(41,388)	7	(41,395)
1-day SONIA, 4.22%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,330	111,895	204	111,691
1-day SONIA, 4.22%	Annual	4.00%	Annual	N/A	01/20/30	GBP	5,129	91,300	167	91,133
6-mo. EURIBOR, 2.05%	Semi-Annual	2.18%	Annual	N/A	01/31/30	EUR	153	(380)	11	(391)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	269	(207)	50	(257)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	75	(95)	(42)	(53)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	337	2,619	90	2,529
6-mo. EURIBOR, 2.05%	Semi-Annual	2.63%	Annual	N/A	01/31/30	EUR	580	11,992	12,744	(752)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.18%	Annual	N/A	02/03/30	EUR	113	(289)	—	(289)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	676	5,829	1,565	4,264
7.80%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	02/07/30	MXN	1,387	(404)	1	(405)
8.65%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	02/07/30	MXN	9,589	(20,090)	4	(20,094)
0.79%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/19/30	JPY	372,000	10,008	25	9,983
6-mo. PRIBOR, 3.48%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	17,731	(6,632)	8	(6,640)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.60%	Annual	09/17/25 (a)	03/19/30	CZK	2,565	(94)	1	(95)
6-mo. WIBOR, 5.04%	Semi-Annual	4.88%	Annual	N/A	03/19/30	PLN	2,791	18,477	8	18,469
6-mo. WIBOR, 5.04%	Semi-Annual	4.94%	Annual	N/A	03/19/30	PLN	2,169	15,885	6	15,879
6-mo. BUBOR, 6.50%	Semi-Annual	6.15%	Annual	09/17/25 (a)	03/19/30	HUF	10,937	134	—	134
6-mo. BUBOR, 6.50%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	112,602	6,089	3	6,086
7.94%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	N/A	03/19/30	ZAR	50,774	(78,217)	28	(78,245)
1-day MIBOR, 5.52%	Semi Annual	6.00%	Semi Annual	N/A	03/19/30	INR	84,433	12,603	11	12,592
7.73%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	05/06/30	MXN	5,490	(505)	3	(508)
7.82%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	05/06/30	MXN	794	(241)	—	(241)
7.77%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	05/27/30	MXN	2,569	(527)	1	(528)
7.82%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	05/27/30	MXN	372	(117)	—	(117)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,614	(5,453)	18	(5,471)
1-day TIIEFONDEO, 8.14%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	15,930	4,762	8	4,754
1-day TIIEFONDEO, 8.14%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	1,705	542	1	541
6-mo. PRIBOR, 3.48%	Semi-Annual	3.56%	Annual	N/A	06/18/30	CZK	4,762	(724)	2	(726)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.62%	Annual	09/17/25 (a)	06/18/30	CZK	1,723	(52)	1	(53)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.66%	Annual	N/A	06/18/30	CZK	7,149	496	846	(350)
1-day SORA, 1.56%	Semi-Annual	2.06%	Semi-Annual	06/21/28 (a)	06/21/30	SGD	1,515	3,960	8	3,952
7.77%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	06/21/30	MXN	238	(45)	—	(45)
1-day TIIEFONDEO, 8.14%	Monthly	7.72%	Monthly	06/30/25	06/24/30	MXN	13,852	1,121	7	1,114
3.70%	Annual	6-mo. PRIBOR, 3.48%	Semi-Annual	06/30/25	06/30/30	CZK	1,480	(233)	1	(234)
3.70%	Annual	6-mo. PRIBOR, 3.48%	Semi-Annual	06/30/25	06/30/30	CZK	5,384	(850)	2	(852)
3.70%	Annual	6-mo. PRIBOR, 3.48%	Semi-Annual	06/30/25	06/30/30	CZK	2,585	(408)	1	(409)
3.70%	Annual	6-mo. PRIBOR, 3.48%	Semi-Annual	06/30/25	06/30/30	CZK	10,231	(1,614)	5	(1,619)
3.70%	Annual	6-mo. PRIBOR, 3.48%	Semi-Annual	06/30/25	06/30/30	CZK	17,871	(2,821)	8	(2,829)
3.70%	Annual	6-mo. PRIBOR, 3.48%	Semi-Annual	06/30/25	06/30/30	CZK	12,898	(2,035)	6	(2,041)
1.46%	Quarterly	China Fixing Repo Rates 7-day, 1.95%	Quarterly	09/17/25 (a)	09/17/30	CNY	3,168	233	5	228
1.48%	Quarterly	China Fixing Repo Rates 7-day, 1.95%	Quarterly	09/17/25 (a)	09/17/30	CNY	3,085	(186)	5	(191)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.49%	Quarterly	China Fixing Repo Rates 7-day, 1.95%	Quarterly	09/17/25 (a)	09/17/30	CNY	6,417	$ (644)	$ 10	$ (654)
2.98%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	7,510	(11,902)	11	(11,913)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.39%	Annual	09/17/25 (a)	09/17/30	CZK	7,802	(4,256)	4	(4,260)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.41%	Annual	09/17/25 (a)	09/17/30	CZK	16,970	(8,828)	9	(8,837)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.55%	Annual	09/17/25 (a)	09/17/30	CZK	31,903	(6,511)	16	(6,527)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.62%	Annual	09/17/25 (a)	09/17/30	CZK	3,162	(194)	2	(196)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.64%	Annual	09/17/25 (a)	09/17/30	CZK	7,000	(91)	4	(95)
6-mo. WIBOR, 5.04%	Semi-Annual	4.04%	Annual	09/17/25 (a)	09/17/30	PLN	2,858	(5,375)	8	(5,383)
6-mo. WIBOR, 5.04%	Semi-Annual	4.14%	Annual	09/17/25 (a)	09/17/30	PLN	1,059	(586)	3	(589)
6-mo. WIBOR, 5.04%	Semi-Annual	4.23%	Annual	09/17/25 (a)	09/17/30	PLN	299	129	1	128
6-mo. WIBOR, 5.04%	Semi-Annual	4.33%	Annual	09/17/25 (a)	09/17/30	PLN	1,069	1,804	3	1,801
6-mo. BUBOR, 6.50%	Semi-Annual	5.96%	Annual	09/17/25 (a)	09/17/30	HUF	43,283	(721)	1	(722)
6-mo. BUBOR, 6.50%	Semi-Annual	6.16%	Annual	09/17/25 (a)	09/17/30	HUF	19,899	148	1	147
6-mo. BUBOR, 6.50%	Semi-Annual	6.21%	Annual	09/17/25 (a)	09/17/30	HUF	5,624	80	—	80
6-mo. BUBOR, 6.50%	Semi-Annual	6.22%	Annual	09/17/25 (a)	09/17/30	HUF	9,140	135	—	135
7.37%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/30	ZAR	3,220	(14)	353	(367)
7.49%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/30	ZAR	11,495	(3,437)	7	(3,444)
7.60%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/30	ZAR	17,902	(9,688)	11	(9,699)
7.63%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/30	ZAR	11,393	(7,013)	7	(7,020)
7.77%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/30	ZAR	26,731	(25,190)	16	(25,206)
0.02%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,473,731	120	1,473,611
1-day ESTR, 1,956.39%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	(29,638)	40	(29,678)
1-day SOFR, 4.45%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(134,413)	53	(134,466)
3.24%	Annual	1-day SOFR, 4.45%	Annual	N/A	08/09/33	USD	5,937	227,229	90	227,139
1-day SOFR, 4.45%	Annual	3.75%	Annual	N/A	08/09/33	USD	8,716	19,552	119	19,433
1-day SOFR, 4.45%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	232,743	178	232,565
1-day SOFR, 4.45%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(263,368)	248	(263,616)
4.40%	Annual	1-day SOFR, 4.45%	Annual	N/A	11/01/33	USD	5,329	(299,633)	76	(299,709)
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	105,057	57	105,000
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	75,798	41	75,757
3.62%	Annual	1-day SOFR, 4.45%	Annual	10/09/29 (a)	10/09/34	USD	10,760	130,482	101	130,381
1-day SOFR, 4.45%	Annual	3.66%	Annual	N/A	10/10/34	USD	1	(5)	—	(5)
9.11%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	N/A	11/08/34	MXN	9,670	(36,709)	8	(36,717)
Tokyo Overnight Average Rate, 0.48%	Annual	1.07%	Annual	N/A	03/19/35	JPY	95,000	(6,788)	11	(6,799)
6.07%	Semi Annual	1-day MIBOR, 5.52%	Semi Annual	N/A	03/19/35	INR	33,255	(5,897)	7	(5,904)
3-mo. JIBAR, 7.29%	Quarterly	10.28%	Quarterly	06/19/30 (a)	06/19/35	ZAR	713	323	1	322
1-day THOR, 1.74%	Quarterly	1.61%	Quarterly	09/17/25 (a)	09/17/35	THB	7,833	359	4	355
3.46%	Annual	1-day SOFR, 4.45%	Annual	12/15/26 (a)	12/15/36	USD	2,071	54,977	34	54,943
3.65%	Annual	1-day SOFR, 4.45%	Annual	N/A	11/03/53	USD	5,310	295,333	166	295,167
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,310	34,890	166	34,724
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	(253,843)	54	(253,897)
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(253,499)	55	(253,554)
								$ 6,832,705	$ (59,190)	$ 6,891,895

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	$ (5,478)	$ 15,437	$ (20,915)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(3,214)	5,909	(9,123)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(1,077)	1,981	(3,058)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(1,187)	2,299	(3,486)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Group AG	1.00%	Quarterly	BNP Paribas SA	06/20/28	EUR	100	$ (2,384)	$ 2,775	$ (5,159)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,502)	2,071	(3,573)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(14,301)	13,115	(27,416)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	(4,272)	(1,049)	(3,223)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	(4,386)	2,928	(7,314)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/30	USD	195	4,057	5,096	(1,039)
Federal Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/30	USD	1,823	37,963	75,224	(37,261)
Kingdom of Saudi Arabia	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	209	(3,061)	(2,955)	(106)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	06/20/30	USD	207	10,621	16,123	(5,502)
Republic of Korea	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	384	(13,068)	(11,853)	(1,215)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	279	22,180	21,042	1,138
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/30	USD	227	678	3,500	(2,822)
United Mexican States	1.00	Quarterly	BNP Paribas SA	06/20/30	USD	219	654	5,279	(4,625)
United Mexican States	1.00	Quarterly	BNP Paribas SA	06/20/30	USD	290	865	6,979	(6,114)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/30	USD	203	606	4,710	(4,104)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/30	USD	203	606	4,928	(4,322)
							$ 24,300	$ 173,539	$ (149,239)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	66	$ 6,111	$ 3,003	$ 3,108
Republic of Chile	1.00	Quarterly	Bank of America N.A.	06/20/30	A	USD	101	2,181	1,776	405
Republic of Chile	1.00	Quarterly	Bank of America N.A.	06/20/30	A	USD	122	2,635	2,146	489
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	82	(4,390)	(1,431)	(2,959)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(5,004)	(1,451)	(3,553)
								$ 1,533	$ 4,043	$ (2,510)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.06%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	7,552	$ (19,347)	$ —	$ (19,347)
1-day BZDIOVER, 0.06%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	4,677	(10,527)	—	(10,527)
1-day BZDIOVER, 0.06%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	11,687	(26,306)	—	(26,306)
1-day BZDIOVER, 0.06%	At Termination	12.16%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	10,050	(10,035)	—	(10,035)
1-day BZDIOVER, 0.06%	At Termination	14.67%	At Termination	Barclays Bank PLC	N/A	07/01/25	BRL	12,444	(82)	—	(82)
1-day BZDIOVER, 0.06%	At Termination	14.67%	At Termination	Barclays Bank PLC	N/A	07/01/25	BRL	5,721	(48)	—	(48)
1-day BZDIOVER, 0.06%	At Termination	14.78%	At Termination	Bank of America N.A.	N/A	07/01/25	BRL	5,772	(23)	—	(23)
8.62%	At Termination	1-day COOIS, 8.73%	At Termination	JPMorgan Chase Bank N.A.	N/A	11/05/25	COP	7,467,468	10,860	—	10,860
14.18%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	5,183	(537)	—	(537)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
14.74%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	1,364	$ 208	$ —	$ 208
14.79%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	2,967	283	—	283
14.87%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/26	BRL	1,376	65	—	65
14.95%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	385	(8)	—	(8)
1-day BZDIOVER, 0.06%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	(736)	—	(736)
1-day BZDIOVER, 0.06%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(1,359)	—	(1,359)
1-day BZDIOVER, 0.06%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(17)	—	(17)
10.97%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	85,503	—	85,503
11.57%	At Termination	1-day BZDIOVER, 0.06%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	3,560	28,115	—	28,115
1-day BZDIOVER, 0.06%	At Termination	12.84%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	353	(1,218)	—	(1,218)
1-day BZDIOVER, 0.06%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,627	(4,339)	—	(4,339)
1-day BZDIOVER, 0.06%	At Termination	13.83%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	304	(251)	—	(251)
1-day BZDIOVER, 0.06%	At Termination	14.11%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	2,967	(85)	—	(85)
1-day BZDIOVER, 0.06%	At Termination	14.20%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	151	49	—	49
1-day BZDIOVER, 0.06%	At Termination	14.55%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,838	3,908	—	3,908
1-day BZDIOVER, 0.06%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	405	647	—	647
15.41%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,869	(20,490)	—	(20,490)
1-day BZDIOVER, 0.06%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	10,929	(190,637)	—	(190,637)
1-day BZDIOVER, 0.06%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	(38)	—	(38)
1-day BZDIOVER, 0.06%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	(43)	—	(43)
4.91%	Semi Annual	1-day CLP Interbank Rate, 25,411.83%	Semi Annual	Bank of America N.A.	N/A	03/15/27	CLP	127,929	(1,046)	—	(1,046)
1-day BZDIOVER, 0.06%	At Termination	13.38%	At Termination	BNP Paribas SA	N/A	01/03/28	BRL	235	118	—	118
1-day BZDIOVER, 0.06%	At Termination	13.84%	At Termination	Bank of America N.A.	N/A	01/03/28	BRL	118	317	—	317
1-day BZDIOVER, 0.06%	At Termination	12.44%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	11,718	(46,615)	—	(46,615)
1-day BZDIOVER, 0.06%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,383	(347)	—	(347)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,057	1,334	—	1,334
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,937	867	—	867
1-day BZDIOVER, 0.06%	At Termination	13.02%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	3,072	(69)	—	(69)
1-day BZDIOVER, 0.06%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	15,813	14,180	—	14,180
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.06%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	2,233	$ 2,273	$ —	$ 2,273
1-day BZDIOVER, 0.06%	At Termination	13.31%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	409	825	—	825
1-day BZDIOVER, 0.06%	At Termination	13.33%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	1,222	2,291	—	2,291
1-day BZDIOVER, 0.06%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,167	13,266	—	13,266
1-day BZDIOVER, 0.06%	At Termination	13.35%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	2,120	4,631	—	4,631
1-day BZDIOVER, 0.06%	At Termination	13.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	1,459	3,844	—	3,844
1-day BZDIOVER, 0.06%	At Termination	13.43%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	562	1,447	—	1,447
1-day BZDIOVER, 0.06%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,135	15,513	—	15,513
8.73%	Quarterly	1-day COOIS, 8.73%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	1,037,589	(912)	—	(912)
8.78%	Quarterly	1-day COOIS, 8.73%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	357,248	(469)	—	(469)
8.64%	Quarterly	1-day COOIS, 8.73%	Quarterly	Morgan Stanley & Co. International PLC	N/A	04/04/30	COP	3,981,178	942	—	942
8.23%	Quarterly	1-day COOIS, 8.73%	Quarterly	Barclays Bank PLC	N/A	09/17/30	COP	4,536,357	21,053	—	21,053
8.34%	Quarterly	1-day COOIS, 8.73%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/17/30	COP	3,942,675	14,011	—	14,011
8.58%	Quarterly	1-day COOIS, 8.73%	Quarterly	Barclays Bank PLC	N/A	09/17/30	COP	2,085,510	2,756	—	2,756
8.74%	Quarterly	1-day COOIS, 8.73%	Quarterly	Barclays Bank PLC	N/A	09/17/30	COP	2,104,234	(560)	—	(560)
8.86%	Quarterly	1-day COOIS, 8.73%	Quarterly	Barclays Bank PLC	N/A	09/17/30	COP	589,474	(838)	—	(838)
1-day BZDIOVER, 0.06%	At Termination	13.04%	At Termination	Barclays Bank PLC	N/A	01/02/31	BRL	7,387	3,000	—	3,000
									$ (104,676)	$ —	$ (104,676)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 455,157	$ (148,036)	$ 9,737,579	$ (2,762,341)	$ —
OTC Swaps	196,321	(18,739)	237,446	(493,871)	—
Options Written	N/A	(2,226,658)	680,625	(492,592)	(2,038,625)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 438,842	$ —	$ 1,481,501	$ —	$ 1,920,343

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 7,399,242	$ —	$ —	$ 7,399,242
Options purchased Investments at value — unaffiliated	—	3,960	372,234	231,389	1,079,300	—	1,686,883
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	155,041	—	—	9,562,437	20,101	9,737,579
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	201,461	—	—	232,306	—	433,767
	$ —	$ 360,462	$ 811,076	$ 7,630,631	$ 12,355,544	$ 20,101	$ 21,177,814
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 546,210	$ —	$ 5,530,265	$ —	$ 6,076,475
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,999,213	—	—	8,999,213
Options written Options written at value	—	3,097	105,800	442,843	1,486,885	—	2,038,625
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	91,799	—	—	2,670,542	—	2,762,341
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	175,628	—	—	336,982	—	512,610
	$ —	$ 270,524	$ 652,010	$ 9,442,056	$ 10,024,674	$ —	$ 20,389,264

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,511,205	$ —	$ (4,809,333)	$ —	$ (3,298,128)
Forward foreign currency exchange contracts	—	—	—	(7,678,665)	—	—	(7,678,665)
Options purchased(a)	—	(22,484)	(964,731)	(909,253)	(588,326)	—	(2,484,794)
Options written	—	13,641	415,605	670,766	1,067,525	—	2,167,537
Swaps	—	(143,557)	—	—	(6,641,345)	—	(6,784,902)
	$ —	$ (152,400)	$ 962,079	$ (7,917,152)	$ (10,971,479)	$ —	$ (18,078,952)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (29,488)	$ —	$ (9,141,845)	$ —	$ (9,171,333)
Forward foreign currency exchange contracts	—	—	—	(1,118,519)	—	—	(1,118,519)
Options purchased(b)	—	(234)	235,471	(140,336)	298,157	—	393,058
Options written	—	(65)	21,333	(276,068)	493,215	—	238,415
Swaps	—	9,345	—	—	19,510,328	(1,059)	19,518,614
	$ —	$ 9,046	$ 227,316	$ (1,534,923)	$ 11,159,855	$ (1,059)	$ 9,860,235

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$258,307,967
Average notional value of contracts — short	607,587,877
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$513,219,316
Average amounts sold — in USD	510,167,280
Options:
Average value of option contracts purchased	765,411
Average value of option contracts written	625,386
Average notional value of swaption contracts purchased	119,544,399
Average notional value of swaption contracts written	494,613,628
Credit default swaps:
Average notional value — buy protection	10,710,325
Average notional value — sell protection	9,544,741
Interest rate swaps:
Average notional value — pays fixed rate	236,288,543
Average notional value — receives fixed rate	1,293,996,480
Inflation swaps:
Average notional value — receives fixed rate	604,349
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 315,117	$ 914,571
Forward foreign currency exchange contracts	7,399,242	8,999,213
Options	1,686,883 (a)	2,038,625
Swaps — centrally cleared	425,170	—
Swaps — OTC(b)	433,767	512,610
Total derivative assets and liabilities in the Statements of Assets and Liabilities	10,260,179	12,465,019
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,118,334)	(1,023,418)
Total derivative assets and liabilities subject to an MNA	$ 9,141,845	$ 11,441,601

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 397,120	$ (397,120)	$ —	$ —	$ —
Bank of Montreal	1	—	—	—	1
Barclays Bank PLC	636,674	(448,986)	—	—	187,688
BNP Paribas SA	1,336,061	(518,528)	—	—	817,533
Canadian Imperial Bank of Commerce	379,284	(153,690)	—	—	225,594
Citibank N.A.	333,453	(333,453)	—	—	—
Commonwealth Bank of Australia	205,954	(102,616)	—	—	103,338
Deutsche Bank AG	480,310	(480,310)	—	—	—
Goldman Sachs International	711,390	(510,428)	—	—	200,962
HSBC Bank PLC	324,225	(324,225)	—	—	—
HSBC Bank USA N.A.	43,204	(2,282)	—	—	40,922
JPMorgan Chase Bank N.A.	453,336	(358,223)	—	—	95,113
Morgan Stanley & Co. International PLC	886,554	(788,811)	—	—	97,743
Natwest Markets PLC	270,854	(270,854)	—	—	—
Nomura International PLC	176,985	(3,851)	—	—	173,134
Royal Bank of Canada	437,343	(22,889)	—	—	414,454
Societe Generale	115,183	(115,183)	—	—	—
Standard Chartered Bank	37,335	(37,335)	—	—	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
State Street Bank and Trust Co.	$ 851,434	$ (851,434)	$ —	$ —	$ —
The Bank of New York Mellon	878,409	(19,879)	—	—	858,530
Toronto-Dominion Bank	64,686	(64,686)	—	—	—
UBS AG	111,037	(111,037)	—	—	—
Wells Fargo Bank N.A.	11,013	(11,013)	—	—	—
	$ 9,141,845	$ (5,926,833)	$ —	$ —	$ 3,215,012

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 761,420	$ (397,120)	$ —	$ (364,300)	$ —
Barclays Bank PLC	448,986	(448,986)	—	—	—
BNP Paribas SA	518,528	(518,528)	—	—	—
Canadian Imperial Bank of Commerce	153,690	(153,690)	—	—	—
Citibank N.A.	378,707	(333,453)	—	(45,254)	—
Commonwealth Bank of Australia	102,616	(102,616)	—	—	—
Deutsche Bank AG	2,705,719	(480,310)	—	—	2,225,409
Goldman Sachs International	510,428	(510,428)	—	—	—
HSBC Bank PLC	1,102,020	(324,225)	—	—	777,795
HSBC Bank USA N.A.	2,282	(2,282)	—	—	—
JPMorgan Chase Bank N.A.	358,223	(358,223)	—	—	—
Morgan Stanley & Co. International PLC	788,811	(788,811)	—	—	—
Natwest Markets PLC	675,116	(270,854)	—	—	404,262
Nomura International PLC	3,851	(3,851)	—	—	—
Royal Bank of Canada	22,889	(22,889)	—	—	—
Societe Generale	195,301	(115,183)	—	—	80,118
Standard Chartered Bank	93,426	(37,335)	—	—	56,091
State Street Bank and Trust Co.	1,633,380	(851,434)	—	—	781,946
The Bank of New York Mellon	19,879	(19,879)	—	—	—
Toronto-Dominion Bank	192,004	(64,686)	—	—	127,318
UBS AG	648,815	(111,037)	—	—	537,778
Wells Fargo Bank N.A.	120,532	(11,013)	—	—	109,519
Westpac Banking Corp.	4,978	—	—	—	4,978
	$ 11,441,601	$ (5,926,833)	$ —	$ (409,554)	$ 5,105,214

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 77,899,147	$ 500,000	$ 78,399,147
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ 114,957	$ —	$ —	$ 114,957
Canada	181,152	—	—	181,152
Chile	—	—	28,812	28,812
China	172,270	176,314	—	348,584
France	—	66,993	—	66,993
Italy	—	276,862	—	276,862
Japan	—	139,408	—	139,408
Spain	—	211,707	—	211,707
United Kingdom	224,224	—	—	224,224
United States	7,590,534	904,599	1,347,913	9,843,046
Corporate Bonds
Argentina	—	601,239	—	601,239
Australia	—	6,220,350	794,665	7,015,015
Belgium	—	131,731	—	131,731
Bermuda	—	77,900	—	77,900
Brazil	—	1,820,522	—	1,820,522
Canada	—	4,960,821	902,242	5,863,063
Chile	—	1,731,357	—	1,731,357
China	—	2,782,925	—	2,782,925
Colombia	—	1,121,350	—	1,121,350
Czech Republic	—	812,172	—	812,172
Denmark	—	870,586	—	870,586
Estonia	—	195,157	—	195,157
Finland	—	233,972	—	233,972
France	—	11,658,304	350,380	12,008,684
Germany	—	18,159,756	426,744	18,586,500
Greece	—	626,661	—	626,661
Hong Kong	—	1,623,828	—	1,623,828
Hungary	—	210,569	—	210,569
India	—	7,934,624	1,145,460	9,080,084
Indonesia	—	3,900,875	—	3,900,875
Ireland	—	682,563	—	682,563
Israel	—	753,267	—	753,267
Italy	213,494	4,350,100	415,533	4,979,127
Jamaica	—	164,323	4,262	168,585
Japan	—	2,308,019	—	2,308,019
Jersey	—	317,267	—	317,267
Luxembourg	—	2,038,566	—	2,038,566
Macau	—	2,496,176	—	2,496,176
Mexico	—	5,044,559	—	5,044,559
Morocco	—	408,271	—	408,271
Netherlands	—	7,884,158	—	7,884,158
Nigeria	—	194,875	—	194,875
Panama	—	141,100	—	141,100
Peru	—	245,415	—	245,415
Philippines	—	1,883,477	—	1,883,477
Portugal	—	469,439	—	469,439
Saudi Arabia	—	801,628	—	801,628
Singapore	—	445,658	—	445,658
Slovenia	—	357,403	—	357,403
South Africa	—	1,855,199	—	1,855,199
South Korea	—	1,718,795	—	1,718,795
Spain	104,964	2,225,434	—	2,330,398
Sweden	—	1,106,208	—	1,106,208
Switzerland	—	1,600,222	—	1,600,222
Thailand	—	1,397,386	—	1,397,386
Turkey	—	201,784	—	201,784
Ukraine	—	769,967	—	769,967
United Arab Emirates	—	606,724	—	606,724
United Kingdom	—	19,931,089	—	19,931,089
United States	—	146,733,448	6,328,177	153,061,625
Uzbekistan	—	408,940	—	408,940

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Venezuela	$ —	$ 54,031	$ —	$ 54,031
Vietnam	—	660,915	—	660,915
Fixed Rate Loan Interests	—	—	367,519	367,519
Floating Rate Loan Interests	—	2,897,940	6,460,721	9,358,661
Foreign Agency Obligations	—	239,597,089	—	239,597,089
Grantor Trust	2,106,726	—	—	2,106,726
Investment Companies	10,366,674	—	—	10,366,674
Municipal Bonds	—	10,797,996	—	10,797,996
Non-Agency Mortgage-Backed Securities	—	102,630,427	1,934,099	104,564,526
Preferred Securities
Capital Trusts	—	12,904,084	—	12,904,084
Preferred Stocks	115,600	—	6,297,846	6,413,446
U.S. Government Sponsored Agency Securities	—	174,821,194	—	174,821,194
Warrants
United States	10,938	174	343,165	354,277
Venezuela	—	12,000	—	12,000
Short-Term Securities
Commercial Paper	—	2,037,283	—	2,037,283
Foreign Agency Obligations	—	3,814,373	—	3,814,373
Money Market Funds	7,551,158	—	—	7,551,158
Options Purchased
Credit Contracts	—	3,960	—	3,960
Equity Contracts	372,234	—	—	372,234
Foreign Currency Exchange Contracts	—	231,389	—	231,389
Interest Rate Contracts	5,813	1,073,487	—	1,079,300
Liabilities
Investments
TBA Sale Commitments	—	(5,223,291)	—	(5,223,291)
Unfunded Floating Rate Loan Interests(a)	—	—	(7,187)	(7,187)
	$ 29,130,738	$ 901,204,240	$ 27,640,351	$ 957,975,329
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 160,181	$ —	$ 160,181
Equity Contracts	438,842	—	—	438,842
Foreign Currency Exchange Contracts	—	7,399,242	—	7,399,242
Interest Rate Contracts	1,481,501	9,794,743	—	11,276,244
Other Contracts	—	20,101	—	20,101
Liabilities
Credit Contracts	—	(251,785)	—	(251,785)
Equity Contracts	(622,005)	(30,005)	—	(652,010)
Foreign Currency Exchange Contracts	—	(9,442,056)	—	(9,442,056)
Interest Rate Contracts	(5,533,312)	(4,491,362)	—	(10,024,674)
	$ (4,234,974)	$ 3,159,059	$ —	$ (1,075,915)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Assets
Opening balance, as of December 31, 2024	$ —	$ 1,358,458	$ 9,398,057	$ 623,814	$ 4,929,660	$ 1,861,345	$ 5,274,813
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	(220,865)	—	(38,959)	(476,621)	—	—
Accrued discounts/premiums	—	—	20,185	—	5,616	19,229	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Net realized gain (loss)	—	—	(119,576)	—	1,192	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	$ —	$ (39,501)	$ (105,649)	$ (18,856)	$ (49,606)	$ 25,052	$ 1,287,231
Purchases	500,000	278,633	3,989,278	—	2,304,936	132,795	676,746
Sales	—	—	(2,814,832)	(198,480)	(254,456)	(104,322)	(940,944)
Closing balance, as of June 30, 2025	$ 500,000	$ 1,376,725	$ 10,367,463	$ 367,519	$ 6,460,721	$ 1,934,099	$ 6,297,846
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ —	$ (39,501)	$ 19,012	$ (18,856)	$ (47,576)	$ 25,052	$ 1,280,630

	Unfunded FloatingRate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2024	$ (6,427)	$ 196,655	$ 23,636,375
Transfers into Level 3	—	129,056	129,056
Transfers out of Level 3	—	—	(736,445)
Accrued discounts/premiums	—	—	45,030
Net realized gain (loss)	—	—	(118,384)
Net change in unrealized appreciation (depreciation)(a)(b)	(760)	17,454	1,115,365
Purchases	—	—	7,882,388
Sales	—	—	(4,313,034)
Closing balance, as of June 30, 2025	$ (7,187)	$ 343,165	$ 27,640,351
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ (760)	$ 17,463	$ 1,235,464

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $4,571,542.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stock	$1,347,913	Market	EBITDA Multiple	15.75x - 24.87x	20.23x
			Revenue Multiple	1.53x - 15.12x	13.61x
		Income	Discount Rate	15%	—

Corporate Bonds	9,217,741	Income	Discount Rate	7%- 16%	12%

Floating Rate Loan Interests	6,046,458	Income	Discount Rate	9%- 17%	11%

Preferred Stocks	6,254,848	Market	Revenue Multiple	4.87x - 27.78x	18.09x
			Time to Exit	2.0 - 3.0 years	2.1 years
			Volatility	49% - 90%	52%
			EBITDA Multiple	8.50x	—
			Market Adjustment Multiple	0.60x	—
			Direct Profit Multiple	4.50x	—
		Income	Discount Rate	4% - 15%	10%

Warrants	201,849	Market	Revenue Multiple	4.87x - 8.50x	7.60x
			Volatility	33% - 49%	39%
			Time to Exit	4.8 years	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
	Income	Discount Rate	15%	—

$23,068,809

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
Consolidated Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2023-B, Class 1D, 8.78%, 09/15/28	$1,430	$ 1,439,355
Series 2023-B, Class C, 7.81%, 09/15/28	6,350	6,380,749
Series 2023-B, Class D, 8.78%, 09/15/28	2,290	2,304,982
Series 2023-X1, Class B, 7.77%, 11/15/28	90	89,481
Series 2024-A, Class 1C, 6.16%, 02/15/29	5,230	5,258,833
Series 2024-A, Class 1D, 6.89%, 02/15/29	4,170	4,208,578
Series 2024-A, Class B, 5.93%, 02/15/29	3,640	3,658,220
Series 2024-B, Class C, 5.06%, 09/15/29	4,500	4,484,013
Series 2024-B, Class D, 5.50%, 09/15/29	5,500	5,482,405
Series 2024-X1, Class B, 6.34%, 05/15/29	3,250	3,257,448
Series 2024-X1, Class C, 6.57%, 05/15/29	3,333	3,350,575
Series 2024-X1, Class D, 7.29%, 05/15/29	6,900	6,993,794
Series 2024-X2, Class D, 6.08%, 12/17/29	3,125	3,148,292
Series 2025-X1, Class B, 5.19%, 04/15/30	8,600	8,607,854
Series 2025-X1, Class C, 5.34%, 04/15/30	4,775	4,778,615
Series 2025-X1, Class D, 6.11%, 04/15/30	8,000	8,009,404
Affirm Master Trust(a)
Series 2025-1A, Class B, 5.13%, 02/15/33	2,500	2,516,205
Series 2025-1A, Class C, 5.28%, 02/15/33	3,410	3,427,531
Series 2025-2A, Class C, 5.26%, 07/15/33	8,100	8,131,491
Series 2025-2A, Class D, 5.60%, 07/15/33	3,750	3,763,992
Avant Loans Funding Trust, Series 2025-REV1, Class C, 6.06%, 05/15/34(a)	2,110	2,116,605
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	267	259,061
Exeter Automobile Receivables Trust, Series 2022-2A, Class C, 3.85%, 07/17/28	146	146,217
NetCredit Combined Receivables A LLC, Series 2025-A, Class A, 7.29%, 10/20/31(a)	11,850	11,949,882
NetCredit Combined Receivables LLC(a)
Series 2023-A, Class A, 7.78%, 12/20/27	5,506	5,524,532
Series 2024-A, Class A, 7.43%, 10/21/30	3,498	3,514,088
Series 2024-A, Class B, 8.31%, 10/21/30	6,000	6,151,577
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	487,586
Upstart Securitization Trust, Series 2022-4, Class A, 5.98%, 08/20/32(a)	567	567,514
Total Asset-Backed Securities — 1.6% (Cost: $119,462,322)		120,008,879

	Shares
Common Stocks
Aerospace & Defense — 0.2%
AeroVironment, Inc.(b)	307	87,480
Axon Enterprise, Inc.(b)	159	131,642
BWX Technologies, Inc.	461	66,412
Curtiss-Wright Corp.	146	71,328
General Dynamics Corp.	495	144,372
General Electric Co.	1,493	384,283
HEICO Corp.	304	99,712
Howmet Aerospace, Inc.	763	142,017
L3Harris Technologies, Inc.	20,336	5,101,082
Loar Holdings, Inc.(b)	633	54,546
Lockheed Martin Corp.	16,136	7,473,227
Security	Shares	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.	270	$ 134,995
RTX Corp.	1,991	290,726
TransDigm Group, Inc.	100	152,064
Woodward, Inc.	262	64,213
		14,398,099
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	563	64,323
United Parcel Service, Inc., Class B	77,095	7,781,969
		7,846,292
Automobile Components — 0.0%
Gentex Corp.	2,307	50,731
Automobiles — 0.0%
Tesla, Inc.(b)	3,217	1,021,912
Beverages — 0.1%
Brown-Forman Corp., Class B	1,877	50,510
Coca-Cola Co.	6,024	426,198
Constellation Brands, Inc., Class A	459	74,670
Keurig Dr. Pepper, Inc.	3,053	100,932
Monster Beverage Corp.(b)	1,900	119,016
PepsiCo, Inc.	58,048	7,664,658
		8,435,984
Biotechnology — 0.2%
AbbVie, Inc.	40,382	7,495,707
BioMarin Pharmaceutical, Inc.(b)	1,001	55,025
Exelixis, Inc.(b)	1,350	59,501
Gilead Sciences, Inc.	71,061	7,878,533
Natera, Inc.(b)	451	76,192
Neurocrine Biosciences, Inc.(b)	486	61,086
Regeneron Pharmaceuticals, Inc.	182	95,550
United Therapeutics Corp.(b)	195	56,033
Vertex Pharmaceuticals, Inc.(b)	411	182,977
		15,960,604
Broadline Retail — 0.0%
Amazon.com, Inc.(b)	5,657	1,241,089
Building Products — 0.0%
AAON, Inc.	556	41,005
Allegion PLC	418	60,242
Armstrong World Industries, Inc.	337	54,742
Carlisle Cos., Inc.	165	61,611
CSW Industrials, Inc.	163	46,753
Lennox International, Inc.	120	68,789
Masco Corp.	940	60,499
Simpson Manufacturing Co., Inc.	330	51,252
Trane Technologies PLC	374	163,592
		608,485
Capital Markets — 0.0%
FactSet Research Systems, Inc.	149	66,645
Moody’s Corp.	311	155,994
S&P Global, Inc.	472	248,881
Tradeweb Markets, Inc., Class A	603	88,279
		559,799
Chemicals — 0.0%
Air Products and Chemicals, Inc.	435	122,696
DuPont de Nemours, Inc.	1,129	77,438
Ecolab, Inc.	518	139,570

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Linde PLC	668	$ 313,412
RPM International, Inc.	540	59,314
Sherwin-Williams Co.	433	148,675
		861,105
Commercial Services & Supplies — 0.0%
Casella Waste Systems, Inc., Class A(b)	471	54,344
Cintas Corp.	696	155,118
Clean Harbors, Inc.(b)	263	60,800
Copart, Inc.(b)	2,048	100,495
GFL Environmental, Inc.	1,389	70,089
Republic Services, Inc.	567	139,828
Rollins, Inc.	1,388	78,311
Veralto Corp.	744	75,107
Waste Connections, Inc.	560	104,563
Waste Management, Inc.	694	158,801
		997,456
Communications Equipment — 0.1%
Arista Networks, Inc.(b)	1,960	200,527
Cisco Systems, Inc.	123,016	8,534,850
Motorola Solutions, Inc.	308	129,502
		8,864,879
Construction & Engineering — 0.0%
EMCOR Group, Inc.	146	78,094
Quanta Services, Inc.	308	116,449
Stantec, Inc.	575	62,491
		257,034
Construction Materials — 0.0%
CRH PLC	1,305	119,799
Eagle Materials, Inc.	253	51,134
Vulcan Materials Co.	323	84,245
		255,178
Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.(b)	567	61,139
Casey’s General Stores, Inc.	147	75,010
Costco Wholesale Corp.	607	600,893
Dollar General Corp.	18,107	2,071,079
Kroger Co.	61,841	4,435,855
Sprouts Farmers Market, Inc.(b)	400	65,856
Sysco Corp.	1,213	91,872
U.S. Foods Holding Corp.(b)	868	66,845
Walmart, Inc.	10,424	1,019,259
		8,487,808
Containers & Packaging — 0.2%
Amcor PLC	447,175	4,109,538
AptarGroup, Inc.	365	57,097
Avery Dennison Corp.	23,421	4,109,683
Packaging Corp. of America	15,824	2,982,033
		11,258,351
Distributors — 0.1%
Genuine Parts Co.	50,332	6,105,775
LKQ Corp.	83,485	3,089,780
		9,195,555
Diversified Consumer Services — 0.1%
H&R Block, Inc.	101,102	5,549,489
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	281,028	8,132,950
Security	Shares	Value
Diversified Telecommunication Services (continued)
TELUS Corp.	4,665	$ 74,920
Verizon Communications, Inc.	6,320	273,467
		8,481,337
Electric Utilities — 0.6%
Alliant Energy Corp.	1,041	62,949
American Electric Power Co., Inc.	74,635	7,744,128
Duke Energy Corp.	66,143	7,804,874
Emera, Inc.	1,363	62,453
Entergy Corp.	1,080	89,770
Evergy, Inc.	47,818	3,296,095
Exelon Corp.	169,813	7,373,280
FirstEnergy Corp.	92,448	3,721,956
Fortis, Inc./Canada	1,559	74,411
IDACORP, Inc.	9,527	1,099,892
OGE Energy Corp.	70,626	3,134,382
Pinnacle West Capital Corp.	29,289	2,620,487
Portland General Electric Co.	1,653	67,161
PPL Corp.	2,228	75,507
Southern Co.	86,281	7,923,184
Xcel Energy, Inc.	1,365	92,957
		45,243,486
Electrical Equipment — 0.0%
AMETEK, Inc.	525	95,004
Hubbell, Inc.	171	69,838
		164,842
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., Class A	1,975	195,031
Badger Meter, Inc.	212	51,929
Cognex Corp.	1,645	52,180
Ralliant Corp.(b)	338	16,406
Teledyne Technologies, Inc.(b)	146	74,797
		390,343
Entertainment — 0.0%
Electronic Arts, Inc.	621	99,174
Netflix, Inc.(b)	570	763,304
Spotify Technology SA(b)	334	256,292
TKO Group Holdings, Inc., Class A	518	94,250
Walt Disney Co.	2,611	323,790
		1,536,810
Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(b)	2,311	1,122,614
Fiserv, Inc.(b)	973	167,755
Jack Henry & Associates, Inc.	338	60,897
Mastercard, Inc., Class A	1,206	677,700
Visa, Inc., Class A	2,571	912,834
		2,941,800
Food Products — 0.6%
Conagra Brands, Inc.	333,399	6,824,678
Flowers Foods, Inc.	102,894	1,644,246
General Mills, Inc.	140,726	7,291,014
Hershey Co.	519	86,128
Hormel Foods Corp.	247,256	7,479,494
Ingredion, Inc.	403	54,655
Kraft Heinz Co.	186,230	4,808,459
McCormick & Co., Inc.	947	71,802
Mondelez International, Inc., Class A	115,058	7,759,511
Pilgrim’s Pride Corp.	1,212	54,516
Post Holdings, Inc.(b)	480	52,334
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
The Campbell’s Co.	144,603	$ 4,432,082
Tyson Foods, Inc., Class A	36,561	2,045,222
		42,604,141
Gas Utilities — 0.0%
Atmos Energy Corp.	485	74,743
National Fuel Gas Co.	653	55,316
		130,059
Ground Transportation — 0.0%
Canadian National Railway Co.	1,186	123,391
Canadian Pacific Kansas City Ltd.	1,681	133,253
CSX Corp.	3,628	118,382
JB Hunt Transport Services, Inc.	420	60,312
Norfolk Southern Corp.	454	116,210
Old Dominion Freight Line, Inc.	521	84,558
Union Pacific Corp.	8,019	1,845,012
		2,481,118
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	2,481	337,441
Alcon AG	1,124	99,227
Becton Dickinson & Co.	602	103,695
Boston Scientific Corp.(b)	2,280	244,895
Cooper Cos., Inc.(b)	771	54,864
Edwards Lifesciences Corp.(b)	1,306	102,142
Glaukos Corp.(b)	542	55,983
Globus Medical, Inc., Class A(b)	914	53,944
Hologic, Inc.(b)	964	62,814
IDEXX Laboratories, Inc.(b)	183	98,150
Intuitive Surgical, Inc.(b)	519	282,030
Medtronic PLC	88,397	7,705,567
Merit Medical Systems, Inc.(b)	538	50,292
Penumbra, Inc.(b)	215	55,176
ResMed, Inc.	358	92,364
STERIS PLC	302	72,546
Stryker Corp.	586	231,839
		9,702,969
Health Care Providers & Services — 0.1%
Chemed Corp.	96	46,745
Cigna Group	24,261	8,020,202
Encompass Health Corp.	494	60,579
Ensign Group, Inc.	370	57,076
Labcorp Holdings, Inc.	282	74,028
Quest Diagnostics, Inc.	400	71,852
		8,330,482
Health Care Technology(b) — 0.0%
Doximity, Inc., Class A	1,050	64,407
Veeva Systems, Inc., Class A	353	101,657
		166,064
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.	49	283,673
Chipotle Mexican Grill, Inc.(b)	2,552	143,295
Darden Restaurants, Inc.	32,612	7,108,438
Hilton Worldwide Holdings, Inc.	468	124,647
Marriott International, Inc., Class A	500	136,605
McDonald’s Corp.	1,033	301,811
Restaurant Brands International, Inc.	1,199	79,482
Texas Roadhouse, Inc.	300	56,223
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	22,720	$ 3,569,993
Yum! Brands, Inc.	654	96,910
		11,901,077
Household Durables — 0.0%
D.R. Horton, Inc.	745	96,045
Garmin Ltd.	453	94,550
NVR, Inc.(b)	10	73,857
PulteGroup, Inc.	690	72,767
		337,219
Household Products — 0.2%
Church & Dwight Co., Inc.	754	72,467
Clorox Co.	18,608	2,234,263
Colgate-Palmolive Co.	15,137	1,375,953
Kimberly-Clark Corp.	53,161	6,853,516
Procter & Gamble Co.	47,725	7,603,547
		18,139,746
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	987	229,852
Industrial REITs — 0.0%
STAG Industrial, Inc.	1,728	62,692
Insurance — 0.1%
Old Republic International Corp.	134,407	5,166,605
Interactive Media & Services — 0.0%
Alphabet, Inc., Class A	6,856	1,208,233
Meta Platforms, Inc., Class A	1,807	1,333,729
Reddit, Inc., Class A(b)	650	97,870
		2,639,832
IT Services — 0.1%
Amdocs Ltd.	82,812	7,555,767
CGI, Inc.	702	73,591
Cognizant Technology Solutions Corp., Class A	1,161	90,593
Gartner, Inc.(b)	196	79,227
GoDaddy, Inc., Class A(b)	424	76,345
International Business Machines Corp.	1,309	385,867
Shopify, Inc., Class A(b)	2,020	233,007
VeriSign, Inc.	283	81,730
		8,576,127
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	729	86,029
Bio-Techne Corp.	1,113	57,264
Danaher Corp.	1,094	216,109
QIAGEN NV	168,244	8,085,807
Thermo Fisher Scientific, Inc.	568	230,301
West Pharmaceutical Services, Inc.	299	65,421
		8,740,931
Machinery — 0.0%
Allison Transmission Holdings, Inc.	519	49,300
Cummins, Inc.	295	96,612
Donaldson Co., Inc.	785	54,440
Dover Corp.	412	75,491
Federal Signal Corp.	533	56,722
Fortive Corp.	1,015	52,912
Graco, Inc.	727	62,500
IDEX Corp.	332	58,289
Illinois Tool Works, Inc.	535	132,279
Ingersoll Rand, Inc.	1,025	85,259
ITT, Inc.	379	59,439

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Kadant, Inc.	152	$ 48,252
Lincoln Electric Holdings, Inc.	291	60,330
Mueller Industries, Inc.	697	55,391
Mueller Water Products, Inc., Class A	1,989	47,816
Nordson Corp.	275	58,952
Otis Worldwide Corp.	948	93,871
Parker-Hannifin Corp.	222	155,060
Pentair PLC	625	64,163
RBC Bearings, Inc.(b)	155	59,644
Snap-on, Inc.	200	62,236
SPX Technologies, Inc.(b)	346	58,017
Westinghouse Air Brake Technologies Corp.	429	89,811
Xylem, Inc.	648	83,825
		1,720,611
Marine Transportation — 0.0%
Kirby Corp.(b)	471	53,416
Media — 0.2%
Comcast Corp., Class A	218,161	7,786,166
Fox Corp., Class A	1,342	75,206
New York Times Co., Class A	928	51,949
News Corp., Class A	2,312	68,712
Omnicom Group, Inc.	83,755	6,025,335
		14,007,368
Metals & Mining — 0.1%
Franco-Nevada Corp.	507	83,107
Newmont Corp.	74,675	4,350,566
Reliance, Inc.	213	66,861
Royal Gold, Inc.	331	58,865
		4,559,399
Multi-Utilities — 0.3%
Ameren Corp.	805	77,312
CenterPoint Energy, Inc.	2,039	74,913
CMS Energy Corp.	97,055	6,723,971
Consolidated Edison, Inc.	74,126	7,438,544
NiSource, Inc.	1,738	70,111
Public Service Enterprise Group, Inc.	1,179	99,248
Sempra	1,384	104,866
WEC Energy Group, Inc.	71,241	7,423,312
		22,012,277
Oil, Gas & Consumable Fuels — 0.2%
Antero Midstream Corp.	46,623	883,506
Cheniere Energy, Inc.	469	114,211
Chevron Corp.	35,913	5,142,382
DT Midstream, Inc.	553	60,780
Enbridge, Inc.	3,694	167,412
EOG Resources, Inc.	1,054	126,069
Expand Energy Corp.	685	80,104
Exxon Mobil Corp.	78,511	8,463,486
Kinder Morgan, Inc.	21,233	624,250
New Fortress Energy, Inc., Class A, (Acquired 12/24/24, Cost: $—)(b)(c)	155,741	517,060
Pembina Pipeline Corp.	1,914	71,794
TC Energy Corp.	2,196	107,143
Williams Cos., Inc.	17,360	1,090,382
		17,448,579
Personal Care Products — 0.0%
BellRing Brands, Inc.(b)	880	50,978
Pharmaceuticals — 0.2%
Corcept Therapeutics, Inc.(b)	728	53,435
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	1,243	$ 968,956
Johnson & Johnson	52,264	7,983,326
Merck & Co., Inc.	101,665	8,047,802
Zoetis, Inc., Class A	814	126,943
		17,180,462
Professional Services — 0.1%
Automatic Data Processing, Inc.	23,794	7,338,070
ExlService Holdings, Inc.(b)	1,152	50,446
Genpact Ltd.	1,241	54,616
Leidos Holdings, Inc.	453	71,465
Paychex, Inc.	724	105,313
Thomson Reuters Corp.	797	160,301
Verisk Analytics, Inc.	313	97,499
		7,877,710
Residential REITs — 0.1%
Camden Property Trust	5,485	618,105
Mid-America Apartment Communities, Inc.	49,610	7,342,776
		7,960,881
Retail REITs — 0.1%
NNN REIT, Inc.	60,642	2,618,522
Regency Centers Corp.	105,696	7,528,726
		10,147,248
Semiconductors & Semiconductor Equipment — 0.0%
Analog Devices, Inc.	800	190,416
Applied Materials, Inc.	1,214	222,247
NVIDIA Corp.	8,096	1,279,087
Texas Instruments, Inc.	1,316	273,228
		1,964,978
Software — 0.1%
Appfolio, Inc., Class A(b)	248	57,109
Cadence Design Systems, Inc.(b)	494	152,226
Clearwater Analytics Holdings, Inc., Class A(b)	2,365	51,865
CyberArk Software Ltd.(b)	179	72,832
Descartes Systems Group, Inc.(b)	496	50,416
Fair Isaac Corp.(b)	57	104,194
Guidewire Software, Inc.(b)	312	73,460
Manhattan Associates, Inc.(b)	307	60,623
Microsoft Corp.	2,520	1,253,473
Palantir Technologies, Inc., Class A(b)	3,456	471,122
Roper Technologies, Inc.	212	120,170
Synopsys, Inc.(b)	292	149,703
Tyler Technologies, Inc.(b)	129	76,476
		2,693,669
Specialized REITs — 0.2%
CubeSmart	55,785	2,370,863
Public Storage	24,929	7,314,667
VICI Properties, Inc.	238,232	7,766,363
		17,451,893
Specialty Retail — 0.2%
AutoZone, Inc.(b)	33	122,503
Home Depot, Inc.	21,591	7,916,124
Lowe’s Cos., Inc.	18,248	4,048,684
Murphy USA, Inc.	126	51,257
O’Reilly Automotive, Inc.(b)	1,560	140,603
Ross Stores, Inc.	720	91,858
TJX Cos., Inc.	1,723	212,773
Tractor Supply Co.	1,518	80,105
		12,663,907
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.	5,749	$ 1,179,522
Textiles, Apparel & Luxury Goods(b) — 0.0%
Deckers Outdoor Corp.	592	61,018
Lululemon Athletica, Inc.	278	66,047
		127,065
Tobacco — 0.0%
Altria Group, Inc.	2,870	168,268
Philip Morris International, Inc.	2,196	399,958
		568,226
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	237	55,091
Fastenal Co.	2,480	104,160
Ferguson Enterprises, Inc.	415	90,366
MSC Industrial Direct Co., Inc., Class A	602	51,182
Watsco, Inc.	146	64,476
WW Grainger, Inc.	99	102,984
		468,259
Water Utilities — 0.1%
American Water Works Co., Inc.	53,863	7,492,882
Essential Utilities, Inc.	57,273	2,127,119
		9,620,001
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	1,598	380,739
Total Common Stocks — 5.4% (Cost: $397,563,775)		423,954,570

	Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	$430	382,167
Aerospace & Defense — 0.6%
General Dynamics Corp.
3.50%, 04/01/27	3,532	3,503,883
3.75%, 05/15/28	1,243	1,236,093
Lockheed Martin Corp., 4.75%, 02/15/34	28,270	28,103,789
Moog, Inc., 4.25%, 12/15/27(a)	145	141,565
RTX Corp.
5.75%, 01/15/29	785	822,174
6.00%, 03/15/31	1,530	1,643,878
6.10%, 03/15/34	350	378,389
TransDigm, Inc.(a)
6.75%, 08/15/28	2,730	2,787,712
6.38%, 03/01/29	4,700	4,821,925
6.88%, 12/15/30	4,500	4,669,145
6.38%, 05/31/33	2,495	2,497,262
		50,605,815
Automobile Components(a) — 0.2%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	6,571	6,841,265
IHO Verwaltungs GmbH(d)
(7.75% PIK), 7.75%, 11/15/30	3,194	3,278,194
(8.00% PIK), 8.00%, 11/15/32	3,769	3,853,953
Security	Par (000)	Value
Automobile Components (continued)
Phinia, Inc.
6.75%, 04/15/29	$1,631	$ 1,683,486
6.63%, 10/15/32	3,594	3,650,007
		19,306,905
Automobiles — 0.9%
American Honda Finance Corp., 1.20%, 07/08/25	1,395	1,394,051
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	6,599	6,248,517
Carvana Co.(a)(d)
(9.00% PIK), 9.00%, 12/01/28	2,734	2,804,066
(9.00% PIK), 9.00%, 06/01/30	4,929	5,183,027
(9.00% PIK), 9.00%, 06/01/31	3,132	3,544,369
General Motors Co., 6.13%, 10/01/25	375	375,667
General Motors Financial Co., Inc., 2.35%, 02/26/27	14,390	13,867,789
Honda Motor Co. Ltd.
2.53%, 03/10/27	4,480	4,346,400
07/08/30(e)	9,080	9,095,618
07/08/35(e)	10,460	10,486,650
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	1,457	1,430,659
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	3,014	3,179,896
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/26(a)	692	698,797
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)	1,720	1,689,938
Toyota Motor Credit Corp., 4.95%, 01/09/30	5,661	5,789,080
		70,134,524
Banks — 8.1%
Banco Bilbao Vizcaya Argentaria SA, (5-year CMT + 3.25%), 7.75%(f)(g)	5,600	5,676,767
Banco Santander SA, (1-year CMT + 0.90%), 1.72%, 09/14/27(g)	2,800	2,704,736
Bank of America Corp.(g)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	13,943,036
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,579,324
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	577,292
(1-day SOFR + 1.32%), 2.69%, 04/22/32	290	260,253
(1-day SOFR + 1.33%), 2.97%, 02/04/33	3,252	2,912,123
(1-day SOFR + 1.83%), 4.57%, 04/27/33	1,625	1,599,115
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,801,791
(1-day SOFR + 1.99%), 6.20%, 11/10/28	8,160	8,491,932
(1-day SOFR + 2.04%), 4.95%, 07/22/28	5,610	5,674,640
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	28,465	25,998,839
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28	3,765	3,680,226
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	1,500	1,489,225
Bank of Montreal
1.25%, 09/15/26	2,260	2,180,614
5.72%, 09/25/28	3,110	3,241,694
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	319,750
(1-day SOFR + 1.15%), 3.99%, 06/13/28(g)	73	72,741
(1-day SOFR + 1.17%), 4.54%, 02/01/29(g)	4,130	4,161,584
(1-day SOFR + 1.35%), 4.41%, 07/24/26(g)	717	716,690
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(g)	427	442,132
Bank of Nova Scotia
1.05%, 03/02/26	3,798	3,715,319
1.35%, 06/24/26	14,962	14,535,402
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	5,373	5,368,882

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce (continued)
0.95%, 10/23/25	$1,870	$ 1,850,359
Citigroup, Inc.
4.45%, 09/29/27	240	240,230
(1-day SOFR + 1.14%), 4.64%, 05/07/28(g)	7,590	7,610,118
(1-day SOFR + 1.35%), 3.06%, 01/25/33(g)	18,490	16,524,721
(1-day SOFR + 2.11%), 2.57%, 06/03/31(g)	23,540	21,348,695
Fifth Third Bancorp(g)
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	405,866
(1-day SOFR + 2.34%), 6.34%, 07/27/29	2,325	2,448,925
Goldman Sachs Group, Inc.
4.25%, 10/21/25	8,100	8,090,064
3.75%, 02/25/26	75	74,664
2.60%, 02/07/30	3,090	2,855,700
(1-day SOFR + 0.79%), 1.09%, 12/09/26(g)	6,100	6,005,255
(1-day SOFR + 0.80%), 1.43%, 03/09/27(g)	14,815	14,494,966
(1-day SOFR + 1.25%), 2.38%, 07/21/32(g)	8,880	7,755,311
(1-day SOFR + 1.28%), 2.62%, 04/22/32(g)	1,545	1,373,278
(1-day SOFR + 1.51%), 4.39%, 06/15/27(g)	5,985	5,976,008
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(g)	3,015	2,966,988
HSBC Holdings PLC(g)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	23,435	23,940,530
(1-day SOFR + 1.56%), 5.45%, 03/03/36	11,560	11,623,719
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,419,976
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	2,018,447
JPMorgan Chase & Co.(g)
(1-day SOFR + 0.77%), 1.47%, 09/22/27	22,140	21,360,305
(1-day SOFR + 0.80%), 1.05%, 11/19/26	8,505	8,390,174
(1-day SOFR + 0.80%), 4.92%, 01/24/29	852	863,441
(1-day SOFR + 1.04%), 4.60%, 10/22/30	1,300	1,304,441
(1-day SOFR + 1.26%), 2.96%, 01/25/33	3,385	3,042,543
(1-day SOFR + 1.34%), 4.95%, 10/22/35	2,650	2,622,241
(1-day SOFR + 1.46%), 5.29%, 07/22/35	3,389	3,448,722
(1-day SOFR + 1.85%), 5.35%, 06/01/34	8,025	8,256,293
(1-day SOFR + 1.99%), 4.85%, 07/25/28	14,675	14,827,985
(1-day SOFR + 2.08%), 4.91%, 07/25/33	5,300	5,330,683
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	5,525	4,787,300
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	428	382,236
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29	35	34,852
Lloyds Banking Group PLC
4.58%, 12/10/25	3,110	3,106,929
(1-year CMT + 1.75%), 4.72%, 08/11/26(g)	5,380	5,377,757
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(g)	21,874	23,723,591
Mitsubishi UFJ Financial Group, Inc.(g)
(1-year CMT + 0.67%), 1.64%, 10/13/27	4,770	4,604,603
(1-year CMT + 0.83%), 2.34%, 01/19/28	485	469,632
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	801,396
Mizuho Financial Group, Inc., 07/08/31(e)(g)	8,120	8,118,973
Morgan Stanley
3.95%, 04/23/27	509	505,803
3.59%, 07/22/28(g)	325	319,311
(1-day SOFR + 0.72%), 0.99%, 12/10/26(g)	14,490	14,259,274
(1-day SOFR + 1.00%), 2.48%, 01/21/28(g)	13	12,618
(1-day SOFR + 1.03%), 1.79%, 02/13/32(g)	19,064	16,310,106
(1-day SOFR + 1.14%), 2.70%, 01/22/31(g)	14,427	13,303,373
(1-day SOFR + 1.18%), 2.24%, 07/21/32(g)	3,212	2,781,424
(1-day SOFR + 1.20%), 2.51%, 10/20/32(g)	19,787	17,327,676
(1-day SOFR + 1.42%), 5.59%, 01/18/36(g)	2,595	2,663,806
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.45%), 5.17%, 01/16/30(g)	$2,005	$ 2,047,002
(1-day SOFR + 1.58%), 5.83%, 04/19/35(g)	4,540	4,756,373
(1-day SOFR + 1.73%), 5.47%, 01/18/35(g)	1,115	1,140,701
(1-day SOFR + 1.87%), 5.25%, 04/21/34(g)	10,910	11,098,178
PNC Financial Services Group, Inc.(g)
(1-day SOFR + 1.26%), 4.81%, 10/21/32	12,580	12,608,926
(1-day SOFR + 1.60%), 5.40%, 07/23/35	1,197	1,218,886
Royal Bank of Canada
1.20%, 04/27/26	1,495	1,458,883
2.05%, 01/21/27	8,000	7,757,496
5.20%, 08/01/28	1,220	1,255,028
4.95%, 02/01/29	1,840	1,882,147
5.00%, 02/01/33	1,880	1,909,143
(1-day SOFR + 0.83%), 4.97%, 01/24/29(g)	6,940	7,039,980
Santander Holdings USA, Inc., (1-day SOFR + 2.14%), 6.34%, 05/31/35(g)	5,259	5,491,792
Santander U.K. Group Holdings PLC, (1-year CMT + 1.25%), 1.53%, 08/21/26(g)	3,000	2,986,159
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	7,252	7,247,652
5.46%, 01/13/26	5,130	5,155,648
1.40%, 09/17/26	7,800	7,530,748
2.17%, 01/14/27	2,735	2,650,895
5.52%, 01/13/28	5,590	5,755,325
Toronto-Dominion Bank, 4.69%, 09/15/27	6,755	6,819,971
Truist Financial Corp.
1.20%, 08/05/25	3,401	3,390,240
(1-day SOFR + 0.86%), 1.89%, 06/07/29(g)	199	185,185
(1-day SOFR + 1.62%), 5.44%, 01/24/30(g)	4,635	4,773,923
U.S. Bancorp(g)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	12,910	13,155,031
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,500,164
Wells Fargo & Co.(g)
(1-day SOFR + 1.11%), 5.24%, 01/24/31	2,631	2,698,979
(1-day SOFR + 1.50%), 3.35%, 03/02/33	1,875	1,712,344
(1-day SOFR + 1.98%), 4.81%, 07/25/28	5,564	5,610,904
(1-day SOFR + 2.10%), 2.39%, 06/02/28	3	2,890
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	18,075	16,558,808
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	13,455	12,571,424
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28	31	30,523
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	5,840	5,812,441
		628,319,204
Beverages — 0.5%
Coca-Cola Co., 5.00%, 05/13/34	3,770	3,882,060
Coca-Cola Femsa SAB de C.V., 2.75%, 01/22/30	8,207	7,665,830
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,582,489
2.88%, 05/01/30	310	286,671
Diageo Capital PLC
2.38%, 10/24/29	405	375,891
2.00%, 04/29/30	2,710	2,437,763
5.50%, 01/24/33	18,405	19,158,710
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	2,171	2,104,850
		41,494,264
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/29	$1,225	$ 1,210,796
3.35%, 02/22/32	3,035	2,810,278
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	6,743	6,399,107
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	17,969,696
		28,389,877
Broadline Retail — 0.1%
Kohl’s Corp., 5.13%, 05/01/31	2,555	1,834,150
Macy’s Retail Holdings LLC, 6.13%, 03/15/32(a)	2,415	2,302,399
		4,136,549
Building Materials — 0.4%
Builders FirstSource, Inc., 6.75%, 05/15/35(a)	3,835	3,948,574
CRH America Finance, Inc., 5.50%, 01/09/35	16,350	16,755,589
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,912,996
Martin Marietta Materials, Inc., 5.15%, 12/01/34	2,055	2,064,543
Masco Corp., 3.50%, 11/15/27	2,925	2,862,544
Sisecam U.K. PLC(a)
8.25%, 05/02/29	2,277	2,297,311
8.63%, 05/02/32	2,184	2,209,247
Trane Technologies Financing Ltd., 3.50%, 03/21/26	1,555	1,544,679
		34,595,483
Building Products — 0.2%
Home Depot, Inc., 2.50%, 04/15/27	150	146,005
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	8,994,117
2.63%, 04/01/31	1,155	1,041,877
Patrick Industries, Inc., 6.38%, 11/01/32(a)	2,920	2,928,021
QXO Building Products, Inc., 6.75%, 04/30/32(a)	5,629	5,799,007
		18,909,027
Capital Markets — 1.6%
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,953,396
5.15%, 05/15/33	7,000	7,182,576
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,835,421
2.88%, 06/15/27	6,210	6,001,628
2.88%, 06/15/28	7,695	7,251,256
Blue Owl Finance LLC, 6.25%, 04/18/34	6,150	6,328,083
Brookfield Finance, Inc., 3.90%, 01/25/28	55	54,355
Charles Schwab Corp.
1.15%, 05/13/26	2,135	2,076,616
5.88%, 08/24/26	6,560	6,669,881
2.45%, 03/03/27	1,495	1,452,876
3.20%, 01/25/28	129	126,283
2.00%, 03/20/28	13	12,304
1.65%, 03/11/31	84	72,120
2.30%, 05/13/31	394	350,576
1.95%, 12/01/31	3,118	2,665,200
2.90%, 03/03/32	148	133,114
(1-day SOFR + 1.88%), 6.20%, 11/17/29(g)	6,824	7,240,618
(1-day SOFR + 2.21%), 5.64%, 05/19/29(g)	2,734	2,833,826
(1-day SOFR + 2.50%), 5.85%, 05/19/34(g)	2,347	2,493,245
FS KKR Capital Corp.
2.63%, 01/15/27	5,275	5,058,203
3.25%, 07/15/27	2,810	2,694,816
3.13%, 10/12/28	4,080	3,741,370
6.13%, 01/15/30	4,840	4,806,799
Golub Capital BDC, Inc., 2.50%, 08/24/26	620	603,363
Security	Par (000)	Value
Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29	$3,011	$ 2,924,982
10.00%, 11/15/29(a)	746	738,558
9.00%, 06/15/30	2,428	2,270,414
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	1,660	1,706,822
LPL Holdings, Inc., 5.65%, 03/15/35	6,855	6,892,175
Nomura Holdings, Inc.
5.10%, 07/03/25	7,720	7,720,139
1.85%, 07/16/25	7,520	7,510,802
Stonex Escrow Issuer LLC, 07/15/32(a)(e)	960	969,656
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,447	5,709,796
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	6,513	6,834,736
		124,916,005
Chemicals — 0.5%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	1,125	1,017,578
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,009	6,001,411
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,656,816
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,444,157
OCI NV, 6.70%, 03/16/33(a)	4,492	4,972,646
PPG Industries, Inc., 1.20%, 03/15/26	8,910	8,703,996
Rain Carbon, Inc., 12.25%, 09/01/29(a)	3,261	3,497,263
Sherwin-Williams Co., 4.80%, 09/01/31	4,335	4,381,463
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	6,204,432
		38,879,762
Commercial Services & Supplies — 1.0%
Automatic Data Processing, Inc., 4.75%, 05/08/32	3,805	3,859,651
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	2,074	2,091,304
Deluxe Corp.(a)
8.00%, 06/01/29	4,390	4,232,352
8.13%, 09/15/29	3,992	4,120,015
Equifax, Inc., 4.80%, 09/15/29	5,130	5,172,815
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30(a)	900	954,912
GEO Group, Inc.
8.63%, 04/15/29	5,396	5,712,907
10.25%, 04/15/31	4,689	5,142,698
Hertz Corp., 12.63%, 07/15/29(a)	3,698	3,867,214
Quanta Services, Inc.
2.90%, 10/01/30	4,900	4,517,114
2.35%, 01/15/32	5,895	5,075,256
RELX Capital, Inc., 5.25%, 03/27/35	1,090	1,115,358
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,643,302
2.50%, 12/01/29	115	106,923
1.25%, 08/15/30	1,905	1,640,043
2.90%, 03/01/32	11,640	10,582,064
TriNet Group, Inc., 3.50%, 03/01/29(a)	1,524	1,432,184
Upbound Group, Inc., 6.38%, 02/15/29(a)	3,666	3,626,564
Williams Scotsman, Inc.(a)
6.63%, 06/15/29	560	574,853
6.63%, 04/15/30	492	511,065
7.38%, 10/01/31	1,698	1,787,313
		77,765,907
Communications Equipment — 0.1%
CommScope LLC, 8.25%, 03/01/27(a)	7,409	7,380,449

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Construction & Engineering(a) — 0.0%
Dycom Industries, Inc., 4.50%, 04/15/29	$1,476	$ 1,436,580
Tutor Perini Corp., 11.88%, 04/30/29	1,988	2,237,930
		3,674,510
Consumer Finance — 1.4%
American Express Co.
4.05%, 05/03/29	3,650	3,648,536
(1-day SOFR + 1.93%), 5.63%, 07/28/34(g)	1,440	1,472,525
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(g)	7,670	7,829,593
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	8,010	8,625,192
Capital One Financial Corp.(g)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	10,255	10,552,561
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	65,999
(1-day SOFR + 2.04%), 6.18%, 01/30/36	2,250	2,290,606
(1-day SOFR + 2.26%), 6.05%, 02/01/35	12,755	13,295,596
(1-day SOFR + 2.37%), 5.27%, 05/10/33	3,079	3,105,874
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	608,253
(1-day SOFR + 2.64%), 6.31%, 06/08/29	2,746	2,882,474
Enova International, Inc.(a)
11.25%, 12/15/28	4,007	4,304,556
9.13%, 08/01/29	1,464	1,541,265
EZCORP, Inc., 7.38%, 04/01/32(a)	1,021	1,074,714
goeasy Ltd.(a)
9.25%, 12/01/28	2,498	2,642,926
7.63%, 07/01/29	5,941	6,124,301
7.38%, 10/01/30	1,075	1,098,444
6.88%, 05/15/30	1,625	1,633,718
Mastercard, Inc.
2.95%, 06/01/29	260	249,794
1.90%, 03/15/31	167	147,406
4.95%, 03/15/32	8,000	8,231,537
4.55%, 01/15/35	4,385	4,312,352
OneMain Finance Corp.
7.88%, 03/15/30	5,379	5,715,562
7.50%, 05/15/31	5,851	6,113,429
7.13%, 11/15/31	1,143	1,189,263
SLM Corp., 6.50%, 01/31/30	2,516	2,640,882
Synchrony Financial, 7.25%, 02/02/33	6,319	6,611,851
		108,009,209
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., 1.60%, 04/20/30	1,375	1,226,911
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	5,334	5,657,113
4.10%, 04/15/50	5,997	5,212,314
		12,096,338
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	11,406	10,412,275
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
4.13%, 08/15/26	7,034	6,604,012
5.25%, 08/15/27	4,922	2,194,867
Klabin Austria GmbH(a)
3.20%, 01/12/31	3,084	2,725,485
7.00%, 04/03/49	3,987	4,030,857
Packaging Corp. of America, 5.70%, 12/01/33	10,640	11,112,273
		37,079,769
Diversified REITs — 0.7%
American Tower Corp.
5.80%, 11/15/28	3,975	4,147,019
5.00%, 01/31/30	1,215	1,238,547
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
5.40%, 01/31/35	$730	$ 745,216
Crown Castle, Inc.
3.65%, 09/01/27	7,183	7,059,322
3.80%, 02/15/28	1,116	1,095,882
2.10%, 04/01/31	6,112	5,243,885
Equinix, Inc., 1.45%, 05/15/26	3,465	3,370,094
ERP Operating LP, 4.65%, 09/15/34	3,185	3,090,687
Iron Mountain, Inc., 5.25%, 03/15/28(a)	1,508	1,501,414
Mid-America Apartments LP, 1.10%, 09/15/26	260	250,550
Prologis LP
4.88%, 06/15/28	1,245	1,270,054
4.75%, 06/15/33	3,435	3,423,567
Rithm Capital Corp.(a)
8.00%, 04/01/29	5,857	5,917,427
8.00%, 07/15/30	1,015	1,020,075
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	2,118	2,245,170
6.50%, 02/15/29	3,335	3,223,374
VICI Properties LP, 5.63%, 04/01/35	6,575	6,635,441
VICI Properties LP/VICI Note Co., Inc.(a)
5.75%, 02/01/27	160	162,213
3.75%, 02/15/27	615	605,574
3.88%, 02/15/29	620	599,761
4.63%, 12/01/29	100	98,244
4.13%, 08/15/30	300	287,946
		53,231,462
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.70%, 03/25/26	19,033	18,651,587
2.30%, 06/01/27	1,125	1,084,690
4.35%, 03/01/29	162	162,340
2.75%, 06/01/31	10,350	9,384,393
Cisco Systems, Inc.
4.95%, 02/24/32	5,450	5,586,445
5.05%, 02/26/34	3,320	3,398,185
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	3,168	3,184,246
GCI LLC, 4.75%, 10/15/28(a)	5,112	4,942,993
Hughes Satellite Systems Corp.
5.25%, 08/01/26	4,100	3,649,264
6.63%, 08/01/26	6,330	4,507,359
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	2,500	2,292,425
10.75%, 12/15/30	2,052	2,326,455
6.88%, 06/30/33	3,470	3,530,805
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	2,909	2,970,816
Sprint Capital Corp., 8.75%, 03/15/32	2,510	3,044,856
Verizon Communications, Inc.
1.68%, 10/30/30	2,273	1,966,668
5.25%, 04/02/35	7,765	7,829,695
		78,513,222
Electric Utilities — 2.5%
AEP Texas, Inc.
3.95%, 06/01/28	50	49,412
5.40%, 06/01/33	125	126,802
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	571,453
AES Corp., 1.38%, 01/15/26	3,584	3,515,878
Alabama Power Co., 3.05%, 03/15/32	1,465	1,336,019
Ameren Corp., 3.50%, 01/15/31	140	132,258
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co.
3.85%, 09/01/32	$2,750	$ 2,603,665
4.95%, 06/01/33	470	476,299
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,963,050
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	718,564
Series BB, 4.50%, 08/01/32	2,120	2,067,914
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,984,360
Atlantic City Electric Co., 4.00%, 10/15/28	50	49,761
Avangrid, Inc., 3.80%, 06/01/29	100	97,690
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	97,868
3.70%, 07/15/30	5,170	5,016,188
1.65%, 05/15/31	245	208,676
Black Hills Corp., 3.15%, 01/15/27	1,960	1,916,551
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	574,651
Series AI, 4.45%, 10/01/32	1,850	1,811,255
Commonwealth Edison Co.
2.20%, 03/01/30	170	154,793
4.90%, 02/01/33	665	669,833
5.30%, 06/01/34	3,570	3,672,971
Connecticut Light and Power Co., 4.95%, 01/15/30	1,780	1,821,739
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	3,845	3,968,672
Series 20A, 3.35%, 04/01/30	330	317,151
Dominion Energy, Inc.
4.25%, 06/01/28	165	164,760
Series A, 1.45%, 04/15/26	621	606,121
Series B, 3.60%, 03/15/27	1,300	1,285,848
Series C, 3.38%, 04/01/30	916	870,499
Series C, 2.25%, 08/15/31	1,375	1,202,264
DTE Electric Co., Series C, 2.63%, 03/01/31	390	354,791
DTE Energy Co.
2.85%, 10/01/26	5,000	4,912,183
5.85%, 06/01/34	610	638,077
Series C, 3.40%, 06/15/29	122	117,063
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	4,120,849
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,202,553
3.40%, 06/15/29	255	245,602
2.55%, 06/15/31	3,870	3,448,314
5.75%, 09/15/33	640	672,191
Duke Energy Florida LLC, 1.75%, 06/15/30	115	101,437
Duke Energy Progress LLC
5.25%, 03/15/33	755	779,429
5.05%, 03/15/35	980	984,152
Entergy Arkansas LLC, 5.30%, 09/15/33	720	739,019
Entergy Corp., 0.90%, 09/15/25	290	287,822
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,179,066
Entergy Mississippi LLC, 5.00%, 09/01/33	920	921,291
Entergy Texas, Inc., 4.00%, 03/30/29	50	49,383
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	911,709
Evergy, Inc., 2.90%, 09/15/29	100	93,901
Eversource Energy
5.13%, 05/15/33	3,070	3,072,265
Series M, 3.30%, 01/15/28	1,000	973,543
Exelon Corp., 5.15%, 03/15/28	2,050	2,095,382
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,755,320
Florida Power & Light Co., 2.45%, 02/03/32	190	167,555
Georgia Power Co.
3.25%, 03/30/27	50	49,309
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co. (continued)
4.65%, 05/16/28	$3,000	$ 3,041,226
4.70%, 05/15/32	900	899,825
Series B, 2.65%, 09/15/29	700	656,248
Interstate Power and Light Co.
2.30%, 06/01/30	310	279,165
4.95%, 09/30/34	900	882,174
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,304,188
MidAmerican Energy Co., 3.65%, 04/15/29	310	304,025
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	6,274,578
5.05%, 09/15/28	790	808,062
3.70%, 03/15/29	100	98,045
2.40%, 03/15/30	1,105	1,016,671
5.80%, 01/15/33	2,350	2,497,299
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	641,885
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25	70	70,103
1.90%, 06/15/28	1,335	1,247,420
3.50%, 04/01/29	150	145,268
2.75%, 11/01/29	1,005	938,775
5.30%, 03/15/32	1,405	1,447,218
5.05%, 02/28/33	7,450	7,510,230
Ohio Power Co.
5.00%, 06/01/33	500	497,704
5.65%, 06/01/34	1,295	1,329,910
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,411,430
4.15%, 06/01/32	555	535,552
4.55%, 09/15/32	385	380,133
5.65%, 11/15/33	355	373,075
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,327,526
3.00%, 06/15/28	1,265	1,201,370
4.55%, 07/01/30	35	34,161
2.50%, 02/01/31	1,265	1,098,085
3.25%, 06/01/31	1,750	1,570,450
6.40%, 06/15/33	3,358	3,510,158
PacifiCorp., 5.30%, 02/15/31	725	746,613
PECO Energy Co., 4.90%, 06/15/33	1,510	1,533,082
PG&E Corp.
5.00%, 07/01/28	603	587,354
5.25%, 07/01/30	9,009	8,582,355
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,057,284
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	507,583
4.85%, 02/15/34	2,265	2,265,498
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,114,685
Series 38, 4.10%, 06/01/32	1,370	1,314,708
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	333,925
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,900	1,896,578
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,247,609
4.65%, 03/15/33	1,575	1,565,313
5.20%, 08/01/33	740	762,565
4.85%, 08/01/34	270	269,143
Series Q, 5.05%, 03/01/35	4,490	4,538,412
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	110	95,001
5.45%, 04/01/34	300	306,572
Puget Energy, Inc., 2.38%, 06/15/28	170	160,458

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Puget Sound Energy, Inc., 5.69%, 06/15/54	$240	$ 235,186
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,435,654
Sempra
3.40%, 02/01/28	50	48,816
3.70%, 04/01/29	350	341,141
5.50%, 08/01/33	640	653,272
Southern Co., 5.20%, 06/15/33	1,320	1,343,030
Southern Power Co., 0.90%, 01/15/26	2,000	1,958,073
Southwestern Electric Power Co., 5.30%, 04/01/33	920	926,960
System Energy Resources, Inc., 5.30%, 12/15/34	10,440	10,317,620
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	1,862	1,995,442
Tampa Electric Co., 5.15%, 03/01/35	7,765	7,801,253
Tucson Electric Power Co., 1.50%, 08/01/30	30	25,835
Union Electric Co.
3.50%, 03/15/29	50	48,795
2.95%, 03/15/30	240	226,104
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,487,226
5.30%, 08/15/33	310	316,112
5.15%, 03/15/35	1,670	1,675,113
WEC Energy Group, Inc., 5.60%, 09/12/26	516	522,788
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	163,710
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,091,711
Xcel Energy, Inc.
4.60%, 06/01/32	860	840,971
5.45%, 08/15/33	260	265,185
5.50%, 03/15/34	350	355,523
		192,217,388
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp.
4.75%, 03/30/26	785	786,730
2.80%, 02/15/30	1,000	938,191
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	1,763	1,682,765
3.25%, 02/15/29	9,100	8,620,495
3.57%, 12/01/31	15,580	14,340,198
Honeywell International, Inc., 4.50%, 01/15/34	7,150	7,004,078
Jabil, Inc.
1.70%, 04/15/26	2,580	2,519,768
4.25%, 05/15/27	4,140	4,128,624
5.45%, 02/01/29	3,345	3,430,032
Keysight Technologies, Inc., 4.95%, 10/15/34	2,055	2,031,671
WESCO Distribution, Inc., 6.38%, 03/15/33(a)	1,195	1,235,130
		46,717,682
Energy Equipment & Services(a) — 0.1%
Bristow Group, Inc., 6.88%, 03/01/28	472	474,363
Tidewater, Inc., 07/15/30(e)	405	416,688
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	3,184	3,263,384
Viridien, 10.00%, 10/15/30	3,984	3,920,461
Weatherford International Ltd., 8.63%, 04/30/30	2,482	2,558,265
		10,633,161
Entertainment(a) — 0.2%
Live Nation Entertainment, Inc., 3.75%, 01/15/28	1,447	1,400,180
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29	9,190	5,261,275
Security	Par (000)	Value
Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (continued)
5.88%, 09/01/31	$4,025	$ 2,203,688
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29	1,455	1,284,081
8.45%, 07/27/30	4,669	4,605,385
		14,754,609
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,518,145
3.95%, 05/15/28	2,485	2,474,598
4.75%, 07/15/30	9,280	9,453,542
Waste Connections, Inc.
4.25%, 12/01/28	4,000	4,016,111
2.60%, 02/01/30	110	102,351
3.20%, 06/01/32	1,390	1,269,083
Waste Management, Inc., 4.95%, 07/03/31	9,985	10,249,667
		30,083,497
Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	13,416	13,123,154
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(g)	2,451	2,409,576
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	1,217	1,205,627
6.88%, 04/15/30	2,595	2,592,279
9.25%, 07/01/31	7,468	7,859,764
Coinbase Global, Inc.(a)
3.38%, 10/01/28	8,250	7,734,375
3.63%, 10/01/31	881	784,496
Credit Acceptance Corp.(a)
9.25%, 12/15/28	5,458	5,778,068
6.63%, 03/15/30	2,356	2,385,061
Intercontinental Exchange, Inc., 1.85%, 09/15/32	10,687	8,870,969
Nationstar Mortgage Holdings, Inc.(a)
6.50%, 08/01/29	2,890	2,952,002
5.13%, 12/15/30	2,079	2,104,112
5.75%, 11/15/31	2,751	2,793,894
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	2,861	2,965,098
5.75%, 09/15/31	4,416	4,330,323
6.88%, 05/15/32	1,281	1,309,784
6.88%, 02/15/33	1,619	1,659,475
Rocket Cos., Inc.(a)
6.13%, 08/01/30	1,125	1,146,409
6.38%, 08/01/33	1,295	1,325,045
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	5,278	5,123,118
UWM Holdings LLC, 6.63%, 02/01/30(a)	4,580	4,584,733
		83,037,362
Food Products — 0.3%
Hershey Co., 4.50%, 05/04/33	7,530	7,465,377
Kroger Co.
2.20%, 05/01/30	40	36,187
5.00%, 09/15/34	4,110	4,080,605
Mondelez International, Inc., 2.63%, 03/17/27	2,070	2,016,511
Post Holdings, Inc.(a)
6.38%, 03/01/33	3,131	3,159,545
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Post Holdings, Inc.(a) (continued)
6.25%, 10/15/34	$1,053	$ 1,058,980
United Natural Foods, Inc., 6.75%, 10/15/28(a)	2,155	2,126,903
		19,944,108
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	3,628	3,601,794
9.38%, 06/01/28(a)	3,617	3,729,626
Atmos Energy Corp.
5.90%, 11/15/33	690	740,685
5.20%, 08/15/35	80	80,935
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	906,376
National Fuel Gas Co., 5.95%, 03/15/35	4,450	4,548,631
NiSource, Inc., 0.95%, 08/15/25	4,330	4,309,971
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,569,081
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	48,471
5.40%, 06/15/33	1,255	1,293,213
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,665,679
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	380	398,469
4.95%, 09/15/34	1,220	1,207,570
Southwest Gas Corp.
2.20%, 06/15/30	25	22,457
4.05%, 03/15/32	2,995	2,840,051
Venture Global Plaque, 6.75%, 01/15/36	2,035	2,035,000
		29,998,009
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,331,656
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	4,903	5,117,506
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,874,387
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	12,420	12,487,176
5.35%, 12/01/28	2,700	2,783,438
		27,262,507
Health Care Providers & Services — 1.2%
AHP Health Partners, Inc., 5.75%, 07/15/29(a)	1,098	1,070,732
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	2,391	2,320,080
DaVita, Inc.(a)
4.63%, 06/01/30	5,360	5,135,532
6.88%, 09/01/32	3,488	3,614,196
6.75%, 07/15/33	985	1,017,108
HCA, Inc.
3.50%, 09/01/30	3,740	3,536,667
5.45%, 04/01/31	7,947	8,194,457
3.63%, 03/15/32	9,030	8,329,143
5.60%, 04/01/34	13,781	14,099,994
IQVIA, Inc., 6.25%, 02/01/29	1,865	1,949,207
MPH Acquisition Holdings LLC(a)
5.75%, 12/31/30	1,872	1,542,060
(11.50% PIK), 11.50%, 12/31/30(d)	1,561	1,548,083
Tenet Healthcare Corp.
4.63%, 06/15/28	1,717	1,695,471
6.13%, 10/01/28	2,424	2,427,396
4.38%, 01/15/30	2,103	2,035,704
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
2.00%, 05/15/30	$3,585	$ 3,208,098
4.90%, 04/15/31	10,340	10,507,737
Universal Health Services, Inc.
2.65%, 10/15/30	9,248	8,245,689
2.65%, 01/15/32	9,342	7,929,699
5.05%, 10/15/34	1,425	1,359,760
		89,766,813
Health Care REITs — 0.6%
Diversified Healthcare Trust, 4.38%, 03/01/31	1,809	1,527,824
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,997	1,844,605
4.63%, 08/01/29	5,032	3,964,688
8.50%, 02/15/32(a)	475	497,114
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	11,600	11,665,106
Ventas Realty LP, 5.10%, 07/15/32	6,700	6,776,431
Welltower OP LLC
4.50%, 07/01/30	5,730	5,757,121
3.85%, 06/15/32	6,180	5,859,300
5.13%, 07/01/35	6,840	6,866,633
		44,758,822
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, 5.50%, 04/15/35	2,150	2,128,042
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	3,032	2,829,299
		4,957,341
Hotels, Restaurants & Leisure — 0.9%
Amer Sports Co., 6.75%, 02/16/31(a)	4,226	4,400,069
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,917
4.35%, 10/15/27	1,055	1,057,019
4.55%, 10/15/29	1,755	1,749,927
6.30%, 10/10/33	2,820	3,021,984
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	4,000	4,150,044
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)
5.00%, 06/01/29	1,889	1,816,929
4.88%, 07/01/31	3,757	3,461,912
6.63%, 01/15/32	434	440,739
Hyatt Hotels Corp.
5.75%, 01/30/27	2,180	2,224,878
5.38%, 12/15/31	4,855	4,922,861
Las Vegas Sands Corp., 6.00%, 08/15/29	2,260	2,322,831
Life Time, Inc., 6.00%, 11/15/31(a)	1,770	1,798,231
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,520,674
5.55%, 10/15/28	2,120	2,199,095
4.90%, 04/15/29	605	615,766
5.10%, 04/15/32	2,495	2,523,111
5.30%, 05/15/34	2,620	2,651,718
Series AA, 4.65%, 12/01/28	193	194,496
Series FF, 4.63%, 06/15/30	170	170,402
Series HH, 2.85%, 04/15/31	8,145	7,395,835
McDonald’s Corp., 4.60%, 09/09/32	12,453	12,474,516
Sabre GLBL, Inc.(a)
8.63%, 06/01/27	710	726,862
11.25%, 12/15/27	3,627	3,793,479
11.13%, 07/15/30	2,025	2,118,150

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp., 3.55%, 08/15/29	$40	$ 38,915
Travel & Leisure Co., 4.50%, 12/01/29(a)	1,462	1,412,963
		70,213,323
Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	283,794
4.88%, 02/15/30	3,618	3,229,398
Forestar Group, Inc., 6.50%, 03/15/33(a)	1,428	1,438,831
NVR, Inc., 3.00%, 05/15/30	10,320	9,612,271
Somnigroup International, Inc.(a)
4.00%, 04/15/29	2,697	2,578,537
3.88%, 10/15/31	1,713	1,557,398
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,983,302
3.80%, 11/01/29	2,750	2,668,629
Whirlpool Corp.
6.13%, 06/15/30	1,115	1,124,799
6.50%, 06/15/33	1,185	1,188,795
		28,665,754
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 7.00%, 03/15/33(a)	7,070	7,760,704
Industrial Conglomerates — 0.2%
Eaton Corp.
4.35%, 05/18/28	1,820	1,834,632
4.15%, 03/15/33	1,715	1,662,934
Enpro, Inc., 6.13%, 06/01/33(a)	435	444,710
LSB Industries, Inc., 6.25%, 10/15/28(a)	3,406	3,381,187
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,293,752
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,721,538
		14,338,753
Insurance — 2.2%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	510	517,228
Aflac, Inc., 1.13%, 03/15/26	2,360	2,305,074
Allstate Corp., 5.05%, 06/24/29	5,130	5,264,543
American International Group, Inc., 4.85%, 05/07/30	5,385	5,470,718
Aon Corp., 2.80%, 05/15/30	405	375,246
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	482,393
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,450	1,270,761
5.50%, 03/02/33	3,360	3,470,803
6.50%, 02/15/34	8,190	8,985,509
5.45%, 07/15/34	1,400	1,431,251
Assurant, Inc.
4.90%, 03/27/28	4,810	4,847,591
3.70%, 02/22/30	3,500	3,329,304
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,401,153
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,567,281
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	4,082	4,243,611
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,318,413
4.20%, 03/17/32	10,550	10,094,178
5.65%, 06/11/34	2,640	2,711,715
Enstar Group Ltd., 3.10%, 09/01/31	16,139	14,347,414
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	932,780
Security	Par (000)	Value
Insurance (continued)
Fairfax Financial Holdings Ltd. (continued)
5.63%, 08/16/32	$6,370	$ 6,542,102
6.00%, 12/07/33	14,566	15,192,246
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	4,215	3,773,845
2.38%, 12/15/31	2,381	2,084,718
5.75%, 11/01/32	21,330	22,715,246
5.40%, 09/15/33	9,993	10,365,050
MGIC Investment Corp., 5.25%, 08/15/28	597	597,007
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,721,926
Progressive Corp., 3.20%, 03/26/30	4,830	4,608,173
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	6,590	6,781,183
Unum Group, 4.00%, 06/15/29	4,996	4,903,943
Willis North America, Inc., 5.35%, 05/15/33	12,160	12,466,703
		173,119,108
Interactive Media & Services — 0.2%
Alphabet, Inc., 4.50%, 05/15/35	2,250	2,220,456
Baidu, Inc., 1.72%, 04/09/26	2,170	2,127,576
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	3,392	3,407,542
Meta Platforms, Inc.
4.80%, 05/15/30	2,890	2,975,442
4.75%, 08/15/34	170	170,796
Snap, Inc., 6.88%, 03/01/33(a)	2,042	2,095,349
		12,997,161
Internet Software & Services — 0.7%
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	5,126	4,974,315
Match Group Holdings II LLC, 4.13%, 08/01/30(a)	1,626	1,520,613
Rakuten Group, Inc.(a)
11.25%, 02/15/27	7,217	7,836,676
9.75%, 04/15/29	9,927	10,873,825
Uber Technologies, Inc., 4.80%, 09/15/34	4,000	3,928,945
VeriSign, Inc.
2.70%, 06/15/31	14,505	12,997,950
5.25%, 06/01/32	2,345	2,389,826
Wayfair LLC(a)
7.25%, 10/31/29	6,696	6,699,000
7.75%, 09/15/30	4,025	4,049,979
		55,271,129
IT Services — 0.8%
Accenture Capital, Inc., 4.50%, 10/04/34	605	588,794
ASGN, Inc., 4.63%, 05/15/28(a)	1,611	1,571,168
CACI International, Inc., 6.38%, 06/15/33(a)	3,082	3,180,464
CGI, Inc., 4.95%, 03/14/30(a)	8,740	8,826,883
Fortinet, Inc., 2.20%, 03/15/31	750	659,939
IBM International Capital Pte. Ltd., 4.75%, 02/05/31	16,600	16,818,266
International Business Machines Corp.
2.20%, 02/09/27	5,120	4,966,291
4.15%, 07/27/27	19,620	19,617,724
Leidos, Inc., 2.30%, 02/15/31	5,070	4,436,260
		60,665,789
Machinery — 0.1%
IDEX Corp., 2.63%, 06/15/31	4,980	4,433,981
Otis Worldwide Corp., 2.29%, 04/05/27	65	62,890
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	4,940	5,113,867
		9,610,738
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.38%, 06/01/29	1,725	1,718,693
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (continued)
6.38%, 09/01/29	$1,061	$ 1,082,258
4.50%, 08/15/30	885	843,741
4.25%, 02/01/31	420	392,353
7.38%, 03/01/31	18,551	19,356,299
4.75%, 02/01/32	1,400	1,327,938
4.50%, 06/01/33	7,019	6,415,579
4.25%, 01/15/34	4,730	4,210,585
CSC Holdings LLC(a)
5.50%, 04/15/27	2,524	2,409,780
7.50%, 04/01/28	2,000	1,484,581
11.25%, 05/15/28	2,852	2,841,266
11.75%, 01/31/29	2,497	2,375,036
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27	3,242	3,231,419
10.00%, 02/15/31	7,771	7,544,269
DISH DBS Corp.
7.75%, 07/01/26	1,696	1,506,539
5.25%, 12/01/26(a)	2,333	2,117,197
7.38%, 07/01/28	847	611,702
5.13%, 06/01/29	1,272	847,813
DISH Network Corp., 11.75%, 11/15/27(a)	3,747	3,862,505
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,784,368
3.45%, 03/01/32	5,934	5,409,583
Gray Media, Inc., 4.75%, 10/15/30(a)	307	231,785
Nexstar Media, Inc.(a)
5.63%, 07/15/27	1,077	1,074,480
4.75%, 11/01/28	6,984	6,802,807
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	2,675	2,163,406
4.38%, 12/31/32	3,325	2,330,625
9.75%, 02/15/33	2,150	2,295,125
Sirius XM Radio LLC, 4.13%, 07/01/30(a)	6,216	5,731,398
TEGNA, Inc.
4.63%, 03/15/28	9,433	9,167,367
5.00%, 09/15/29	12,955	12,374,405
		120,544,902
Metals & Mining — 1.3%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	2,660	2,461,538
Aris Mining Corp., 8.00%, 10/31/29(a)	2,824	2,871,584
BHP Billiton Finance USA Ltd., 4.75%, 02/28/28	23,560	23,926,430
Champion Iron Canada, Inc., 07/15/32(a)(e)	1,095	1,110,207
Compass Minerals International, Inc., 8.00%, 07/01/30(a)	3,108	3,211,000
Eldorado Gold Corp., 6.25%, 09/01/29(a)	4,445	4,453,757
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	5,187	5,496,405
FMG Resources August 2006 Pty. Ltd.(a)
4.38%, 04/01/31	1,773	1,656,694
6.13%, 04/15/32	3,864	3,930,368
Freeport-McMoRan, Inc.
4.13%, 03/01/28	975	963,171
4.38%, 08/01/28	240	238,705
4.25%, 03/01/30	750	734,344
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	4,602	4,580,417
New Gold, Inc., 6.88%, 04/01/32(a)	340	350,396
Novelis Corp.(a)
4.75%, 01/30/30	1,881	1,800,117
Security	Par (000)	Value
Metals & Mining (continued)
Novelis Corp.(a) (continued)
6.88%, 01/30/30	$5,105	$ 5,278,218
Reliance, Inc.
1.30%, 08/15/25	6,690	6,659,992
2.15%, 08/15/30	2,000	1,772,758
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	757,504
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	8,315	8,460,387
Stillwater Mining Co.(a)
4.00%, 11/16/26	3,801	3,693,503
4.50%, 11/16/29	4,969	4,428,621
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,245	3,950,727
Taseko Mines Ltd., 8.25%, 05/01/30(a)	4,255	4,454,466
Vallourec SACA, 7.50%, 04/15/32(a)	2,185	2,290,448
		99,531,757
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	2,673	2,541,112
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	2,991	3,181,568
Starwood Property Trust, Inc.
7.25%, 04/01/29	3,691	3,882,269
6.00%, 04/15/30	955	965,928
6.50%, 10/15/30	1,523	1,572,406
		12,143,283
Office REITs — 0.0%
Steelcase, Inc., 5.13%, 01/18/29	1,838	1,831,163
Oil, Gas & Consumable Fuels — 4.1%
California Resources Corp., 8.25%, 06/15/29(a)	7,923	8,132,777
Canadian Natural Resources Ltd., 2.05%, 07/15/25	4,231	4,226,113
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,449,031
Cheniere Energy Partners LP, 10/30/35(a)(e)	2,455	2,474,301
Cheniere Energy, Inc.
4.63%, 10/15/28	3,590	3,585,044
5.65%, 04/15/34	3,200	3,277,375
Chevron Corp., 2.24%, 05/11/30	170	155,236
Chevron USA, Inc., 4.98%, 04/15/35	16,530	16,718,174
Chord Energy Corp., 6.75%, 03/15/33(a)	3,406	3,479,648
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	489	461,896
CNX Resources Corp.(a)
6.00%, 01/15/29	193	193,776
7.38%, 01/15/31	1,370	1,429,042
7.25%, 03/01/32	2,055	2,127,772
Comstock Resources, Inc., 6.75%, 03/01/29(a)	9,410	9,419,379
CVR Energy, Inc., 8.50%, 01/15/29(a)	2,672	2,673,047
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,478,630
8.13%, 08/16/30	240	278,742
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	9,388	9,743,636
7.38%, 06/30/33	655	651,948
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	4,467	4,651,206
Diamondback Energy, Inc.
6.25%, 03/15/33	545	580,433
5.40%, 04/18/34	8,065	8,088,866
Enbridge, Inc.
4.25%, 12/01/26	1,690	1,686,722
5.63%, 04/05/34	2,615	2,686,691
Energean PLC, 6.50%, 04/30/27(a)	1,300	1,274,000

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.63%, 05/01/27(a)	$4,250	$ 4,258,405
5.75%, 02/15/33	5,945	6,170,873
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	1,809	1,891,653
8.88%, 04/15/30	1,150	1,221,048
7.88%, 05/15/32	3,639	3,783,636
8.00%, 05/15/33	1,431	1,496,142
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	3,522	3,704,024
Greenfire Resources Ltd., 12.00%, 10/01/28(a)	1,821	1,916,674
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	5,190	5,318,985
Hess Corp., 4.30%, 04/01/27	1,255	1,252,057
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	7,410	7,631,203
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)	1,669	1,692,950
Kinder Morgan, Inc.
1.75%, 11/15/26	3,850	3,718,367
5.10%, 08/01/29	9,430	9,622,328
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	3,731	3,757,382
Matador Resources Co., 6.88%, 04/15/28(a)	1,182	1,205,312
MEG Energy Corp., 5.88%, 02/01/29(a)	1,708	1,706,257
MPLX LP
1.75%, 03/01/26	8,000	7,845,468
4.25%, 12/01/27	12,830	12,779,053
5.00%, 03/01/33	20,410	20,126,021
Noble Finance II LLC, 8.00%, 04/15/30(a)	7,188	7,318,986
Northern Oil & Gas, Inc.(a)
8.13%, 03/01/28	2,045	2,063,172
8.75%, 06/15/31	2,750	2,833,861
ONEOK, Inc.
2.20%, 09/15/25	6,880	6,839,452
5.85%, 01/15/26	8,156	8,197,607
6.35%, 01/15/31	2,330	2,489,328
Ovintiv, Inc., 5.38%, 01/01/26	605	605,542
Parkland Corp., 6.63%, 08/15/32(a)	1,606	1,641,462
Pioneer Natural Resources Co., 5.10%, 03/29/26	1,070	1,075,109
Plains All American Pipeline LP, 5.95%, 06/15/35	5,320	5,469,164
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,162	3,022,425
5.70%, 09/15/34	1,485	1,513,811
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	2,557	2,677,357
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/26(a)	3,843	3,843,288
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	4,493	4,596,501
Sunoco LP, 7.00%, 05/01/29(a)	2,528	2,632,616
Talos Production, Inc.(a)
9.00%, 02/01/29	5,108	5,229,897
9.38%, 02/01/31	3,636	3,712,209
Targa Resources Corp.
5.20%, 07/01/27	4,680	4,742,744
5.55%, 08/15/35	9,930	9,980,239
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	1,174	1,174,770
5.00%, 01/15/28	4,159	4,161,926
4.88%, 02/01/31	5,230	5,188,047
Venture Global LNG, Inc.(a)
9.50%, 02/01/29	5,458	5,945,825
8.38%, 06/01/31	6,109	6,345,025
9.88%, 02/01/32	5,901	6,372,862
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc., 7.25%, 02/15/33(a)	$663	$ 622,121
Western Midstream Operating LP
6.35%, 01/15/29	860	900,321
6.15%, 04/01/33	2,560	2,664,213
Williams Cos., Inc.
4.00%, 09/15/25	3,000	2,995,418
2.60%, 03/15/31	11,280	10,105,975
		321,982,596
Passenger Airlines(a) — 0.2%
American Airlines, Inc.
7.25%, 02/15/28	6,963	7,110,957
8.50%, 05/15/29	1,761	1,846,468
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	6,971	6,781,955
		15,739,380
Pharmaceuticals — 0.8%
AbbVie, Inc.
2.95%, 11/21/26	3,818	3,754,725
5.05%, 03/15/34	7,360	7,493,677
Cardinal Health, Inc.
4.70%, 11/15/26	5,700	5,728,610
5.35%, 11/15/34	4,420	4,507,671
Cencora, Inc.
3.45%, 12/15/27	849	833,223
2.70%, 03/15/31	7,190	6,491,422
5.15%, 02/15/35	560	564,752
Eli Lilly & Co., 4.70%, 02/27/33	1,010	1,017,947
Jazz Securities DAC, 4.38%, 01/15/29(a)	3,715	3,588,381
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,309,239
4.50%, 05/17/33	3,805	3,794,239
Novartis Capital Corp., 2.20%, 08/14/30	180	163,718
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	2,600	2,635,959
4.75%, 05/19/33	3,885	3,873,320
Zoetis, Inc.
3.00%, 09/12/27	11,280	11,014,231
3.90%, 08/20/28	250	248,232
2.00%, 05/15/30	2,215	1,990,643
		59,009,989
Real Estate Management & Development — 0.0%
Howard Hughes Corp., 4.38%, 02/01/31(a)	2,973	2,743,612
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	7,390	7,471,171
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	1,499	1,494,930
Simon Property Group LP
1.38%, 01/15/27	2,920	2,795,922
5.50%, 03/08/33	2,760	2,880,862
4.75%, 09/26/34	4,320	4,205,925
		11,377,639
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG, 12.25%, 03/30/29(a)	1,522	1,623,398
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,640,916
2.10%, 10/01/31	1,335	1,166,474
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	$12,295	$ 12,209,882
Broadcom, Inc.
3.15%, 11/15/25	520	517,268
1.95%, 02/15/28(a)	2,460	2,320,121
5.05%, 04/15/30	6,951	7,120,537
NVIDIA Corp., 2.85%, 04/01/30	25	23,710
Texas Instruments, Inc.
1.75%, 05/04/30	145	129,296
1.90%, 09/15/31	2,445	2,131,353
4.90%, 03/14/33	12,480	12,784,237
		41,667,192
Software — 1.3%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,964,155
Autodesk, Inc., 5.30%, 06/15/35	4,170	4,241,612
CoreWeave, Inc., 9.25%, 06/01/30(a)	7,398	7,563,222
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,737,510
Fair Isaac Corp., 6.00%, 05/15/33(a)	1,375	1,387,603
Fiserv, Inc.
5.45%, 03/02/28	950	976,219
5.38%, 08/21/28	7,660	7,875,973
5.60%, 03/02/33	9,930	10,296,469
5.45%, 03/15/34	2,800	2,868,054
Intuit, Inc.
1.65%, 07/15/30	438	386,492
5.20%, 09/15/33	7,585	7,858,487
Microsoft Corp., 1.35%, 09/15/30	250	218,952
Oracle Corp.
1.65%, 03/25/26	4,960	4,858,575
2.88%, 03/25/31	21,445	19,558,259
5.25%, 02/03/32	4,810	4,934,030
4.90%, 02/06/33	7,650	7,670,469
5.50%, 08/03/35	8,060	8,238,575
Roper Technologies, Inc.
1.00%, 09/15/25	590	585,388
4.50%, 10/15/29	5,950	5,961,816
2.00%, 06/30/30	75	66,647
ServiceNow, Inc., 1.40%, 09/01/30	1,000	866,683
VMware LLC, 4.65%, 05/15/27	2,000	2,011,667
		102,126,857
Specialty Retail — 0.4%
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,840,492
4.50%, 02/01/28	3,325	3,350,514
5.40%, 07/15/34	1,455	1,489,809
Bath & Body Works, Inc.
6.88%, 11/01/35	5,959	6,180,269
6.75%, 07/01/36	5,391	5,480,350
FirstCash, Inc.(a)
5.63%, 01/01/30	965	962,243
6.88%, 03/01/32	2,712	2,806,359
Gap, Inc., 3.88%, 10/01/31(a)	3,493	3,122,143
Nordstrom, Inc., 5.00%, 01/15/44	2,714	1,881,233
		34,113,412
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.35%, 08/08/32	2,195	2,071,418
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	694	736,261
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
NCR Atleos Corp., 9.50%, 04/01/29(a)	$6,568	$ 7,194,344
NetApp, Inc., 5.70%, 03/17/35	3,777	3,878,839
		13,880,862
Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp., 5.00%, 06/15/32	13,000	13,193,494
Tapestry, Inc., 5.10%, 03/11/30	9,216	9,335,904
Under Armour, Inc., 7.25%, 07/15/30(a)	2,332	2,361,629
William Carter Co., 5.63%, 03/15/27(a)	2,059	2,046,201
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	2,460	2,205,639
		29,142,867
Tobacco — 1.4%
Altria Group, Inc.
4.80%, 02/14/29	70	70,777
3.40%, 05/06/30	265	251,658
2.45%, 02/04/32	22,040	19,009,008
6.88%, 11/01/33	8,120	9,062,853
5.63%, 02/06/35	1,125	1,146,806
BAT Capital Corp.
6.34%, 08/02/30	7,307	7,873,870
6.00%, 02/20/34	780	822,212
5.63%, 08/15/35	6,630	6,746,495
BAT International Finance PLC, 1.67%, 03/25/26	5,000	4,896,299
Philip Morris International, Inc.
0.88%, 05/01/26	7,476	7,259,621
3.13%, 08/17/27	50	48,896
3.38%, 08/15/29	4,436	4,278,819
5.63%, 11/17/29	19,819	20,810,671
2.10%, 05/01/30	790	711,672
5.50%, 09/07/30	13	13,589
5.75%, 11/17/32	7,800	8,246,142
5.38%, 02/15/33	2,340	2,416,557
5.63%, 09/07/33	4,590	4,809,639
4.90%, 11/01/34	8,240	8,200,768
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	2,409	2,522,136
		109,198,488
Trading Companies & Distributors — 0.1%
RB Global Holdings, Inc., 6.75%, 03/15/28(a)	1,848	1,895,623
WW Grainger, Inc., 4.45%, 09/15/34	8,340	8,135,253
		10,030,876
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,213,985
Water Utilities — 0.0%
American Water Capital Corp.
4.45%, 06/01/32	2,055	2,028,649
5.15%, 03/01/34	505	512,312
Essential Utilities, Inc.
3.57%, 05/01/29	55	53,357
2.70%, 04/15/30	220	202,568
5.38%, 01/15/34	645	653,451
		3,450,337
Wireless Telecommunication Services — 1.1%
Millicom International Cellular SA(a)
4.50%, 04/27/31	4,997	4,548,519
7.38%, 04/02/32	7,629	7,802,846
Motorola Solutions, Inc.
4.60%, 05/23/29	650	653,232
2.30%, 11/15/30	200	177,539
2.75%, 05/24/31	3,485	3,124,486

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Motorola Solutions, Inc. (continued)
5.60%, 06/01/32	$11,250	$ 11,719,308
5.40%, 04/15/34	5,765	5,879,455
5.55%, 08/15/35	4,950	5,046,999
T-Mobile U.S., Inc.
2.05%, 02/15/28	6,900	6,521,769
2.88%, 02/15/31	4,975	4,527,106
5.15%, 04/15/34	3,045	3,083,837
4.70%, 01/15/35	9,750	9,446,342
5.30%, 05/15/35	7,870	7,968,662
Viasat, Inc.(a)
6.50%, 07/15/28	1,629	1,539,553
7.50%, 05/30/31	5,189	4,493,567
Zegona Finance PLC, 8.63%, 07/15/29(a)	6,985	7,456,487
		83,989,707
Total Corporate Bonds — 45.5% (Cost: $3,501,021,278)		3,547,115,937
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(g) — 24.8%
Connecticut Avenue Securities Trust(a)
Series 2019-HRP1, Class M2B, (30-day Avg SOFR + 2.26%), 6.57%, 11/25/39	970	971,645
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 11.17%, 02/25/40	5,419	5,766,630
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.07%, 02/25/40	62,984	65,434,701
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.07%, 02/25/40	68,287	70,920,727
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.41%, 10/25/41	78,368	80,266,853
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.06%, 12/25/41	24,490	25,007,555
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.46%, 12/25/41	75,317	77,317,656
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.81%, 01/25/42	65,302	68,144,962
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.31%, 01/25/42	60,303	61,678,270
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.56%, 03/25/42	46,113	49,916,824
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.56%, 03/25/42	22,692	24,158,015
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 7.41%, 03/25/42	2,000	2,060,128
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.81%, 04/25/42	20,011	21,007,332
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 11.31%, 04/25/42	7,000	7,572,114
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.31%, 04/25/42	12,130	12,454,806
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 11.11%, 06/25/42	9,455	10,401,226
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 9.91%, 07/25/42	23,162	24,965,041
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 9.06%, 09/25/42	3,750	4,017,597
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.86%, 01/25/43	5,000	5,451,859
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 7.01%, 01/25/44	$47,500	$ 48,640,598
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.81%, 02/25/44	15,516	15,777,030
Series 2024-R02, Class 1M2, (30-day Avg SOFR + 1.80%), 6.11%, 02/25/44	2,250	2,268,942
Series 2024-R05, Class 2B1, (30-day Avg SOFR + 2.00%), 6.31%, 07/25/44	11,450	11,485,382
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.01%, 07/25/44	4,852	4,869,762
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 6.36%, 09/25/44	6,297	6,326,476
Series 2025-R02, Class 1B1, (30-day Avg SOFR + 1.95%), 6.26%, 02/25/45	2,750	2,744,943
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.91%, 02/25/45	6,925	6,940,166
Fannie Mae Connecticut Avenue Securities
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 7.42%, 10/25/29	2,047	2,080,889
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 7.07%, 02/25/30	5,179	5,297,539
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.67%, 07/25/30	4,082	4,122,212
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 6.62%, 08/25/30	1,062	1,079,040
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 6.97%, 12/25/30	1,783	1,836,667
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.61%, 11/25/41(a)	59,545	61,110,694
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.31%, 11/25/41(a)	17,174	17,290,939
Fannie Mae REMIC Trust, Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 10.31%, 08/25/33(a)	18,266	22,179,122
Federal Home Loan Mortgage Corp., Series 2021- HQA1, Class B2, (30-day Avg SOFR + 5.00%), 9.31%, 08/25/33(a)	12,510	14,385,180
Freddie Mac(a)
Series 2021-DNA1, Class B2, (30-day Avg SOFR + 4.75%), 9.06%, 01/25/51	10,833	11,944,918
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 10.56%, 10/25/33	11,444	14,110,835
Series 2021-HQA2, Class B2, (30-day Avg SOFR + 5.45%), 9.76%, 12/25/33	14,800	17,304,996
Series 2025-HQA1, Class M2, (30-day Avg SOFR + 1.65%), 5.96%, 02/25/45	5,200	5,190,276
Freddie Mac STACR REMIC Trust(a)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.31%, 11/25/50	34,063	37,681,137
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.96%, 01/25/51	51,948	54,525,307
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.71%, 08/25/33	56,875	63,294,976
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.81%, 10/25/33	43,269	48,770,417
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.36%, 01/25/34	49,122	52,437,358
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.81%, 01/25/34	13,545	15,977,647
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.71%, 10/25/41	69,408	71,278,147
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.96%, 11/25/41	$72,342	$ 74,711,107
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.31%, 08/25/33	77,265	84,864,997
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.46%, 12/25/33	7,450	8,225,803
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.66%, 09/25/41	59,777	61,106,342
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.41%, 09/25/41	30,450	30,695,942
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 8.06%, 12/25/41	57,744	59,431,643
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.66%, 12/25/41	4,010	4,054,872
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.71%, 01/25/42	21,320	21,942,039
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.81%, 01/25/42	21,565	21,955,973
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 9.06%, 02/25/42	13,444	14,078,406
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.06%, 02/25/42	21,377	22,198,321
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 9.96%, 04/25/42	1,620	1,731,407
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.66%, 04/25/42	51,341	54,041,190
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.56%, 05/25/42	36,250	38,757,692
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 11.06%, 06/25/42	7,500	8,247,159
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 10.06%, 09/25/42	13,000	14,182,288
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.31%, 03/25/52	53,705	60,168,187
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.56%, 03/25/42	73,766	78,280,450
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 10.31%, 07/25/42	25,860	28,079,923
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.81%, 05/25/43	5,500	5,809,117
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Series 2018-SPI1, Class M2, 3.78%, 02/25/48	45	43,501
Series 2018-SPI2, Class M2, 3.85%, 05/25/48	63	60,526
		1,931,132,421
Security	Par (000)	Value
Commercial Mortgage-Backed Securities(a)(g) — 0.3%
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 7.67%, 10/25/49	$22,141	$ 22,473,694
Series 2024-01, Class M7, (30-day Avg SOFR + 2.75%), 7.06%, 07/25/54	5,210	5,247,269
		27,720,963
Total Non-Agency Mortgage-Backed Securities — 25.1% (Cost: $1,935,336,472)		1,958,853,384
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a)(g) — 0.3%
Fannie Mae, Series 2023-R05, Class 1B1, (30-day Avg SOFR + 4.75%), 9.06%, 06/25/43	5,000	5,389,168
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 7.31%, 12/25/50	16,535	17,647,288
		23,036,456
Mortgage-Backed Securities — 11.3%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	56	52,725
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	71	69,921
3.50%, 10/01/44 - 06/01/49	250	231,670
3.00%, 08/01/46 - 02/01/47	12	10,515
4.00%, 10/01/46 - 01/01/49	35	33,433
Ginnie Mae Mortgage-Backed Securities(h)
3.50%, 06/20/42 - 08/15/54	34,646	31,540,676
3.00%, 05/20/45 - 07/15/54	34,790	30,822,699
4.00%, 11/20/47 - 07/15/54	15,599	14,544,145
4.50%, 10/20/48 - 07/15/54	20,382	19,528,359
5.00%, 12/20/48 - 07/15/54	14,894	14,635,619
2.50%, 08/20/50 - 07/15/54	41,686	35,335,813
5.50%, 12/20/52 - 07/15/54	20,397	20,427,605
2.00%, 07/15/54	73,475	59,823,352
6.00%, 07/15/54	16,850	17,096,133
6.50%, 07/15/54 - 08/15/54	11,659	11,964,934
Uniform Mortgage-Backed Securities(h)
3.00%, 03/01/30 - 07/15/54	91,105	80,876,911
2.50%, 04/01/32 - 07/14/55	130,164	109,267,269
1.50%, 07/15/39 - 07/15/54	23,100	17,685,788
2.00%, 07/15/39 - 07/15/54	165,045	135,234,603
3.50%, 07/15/39 - 07/15/54	48,748	44,200,925
4.00%, 07/15/39 - 07/15/54	47,881	44,901,737
5.00%, 02/01/41 - 07/15/54	43,722	42,864,521
4.50%, 06/01/44 - 07/15/54	30,329	29,071,843
5.50%, 11/01/52 - 07/15/54	52,039	52,093,321

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(h) (continued)
6.00%, 07/15/54	$43,850	$ 44,556,987
6.50%, 07/15/54	25,550	26,379,777
		883,251,281
Total U.S. Government Sponsored Agency Securities — 11.6% (Cost: $899,756,639)		906,287,737
Total Long-Term Investments — 89.2% (Cost: $6,853,140,486)		6,956,220,507

Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(i)(j)	18,222,026	18,222,026

	Par (000)
U.S. Treasury Obligations — 19.5%
U.S. Treasury Bills(k)
4.32%, 07/22/25 - 08/19/25	$151,729	150,869,405
4.30%, 07/24/25(l)	194,795	194,276,656
4.31%, 07/29/25	31,100	30,999,616
4.36%, 07/31/25 - 09/11/25	152,600	151,445,297
4.33%, 08/12/25	50,400	50,147,050
4.38%, 08/14/25	14,700	14,622,631
4.29%, 08/21/25	391,800	389,403,109
4.48%, 08/26/25	468,400	465,252,352
4.35%, 09/09/25 - 09/23/25(l)	68,400	67,815,101
		1,514,831,217
Total Short-Term Securities — 19.7% (Cost: $1,533,250,988)		1,533,053,243
Total Investments Before TBA Sale Commitments — 108.9% (Cost: $8,386,391,474)		8,489,273,750
Security	Par (000)	Value
TBA Sale Commitments(h)
Mortgage-Backed Securities — (0.1)%
Ginnie Mae Mortgage-Backed Securities
3.50%, 07/15/54	$(8,000)	$ (7,272,268)
6.50%, 07/15/54	(1,834)	(1,882,864)
Total TBA Sale Commitments — (0.1)% (Proceeds: $(9,141,583))		(9,155,132)
Total Investments, Net of TBA Sale Commitments — 108.8% (Cost: $8,377,249,891)		8,480,118,618
Liabilities in Excess of Other Assets — (8.8)%		(685,552,056)
Net Assets — 100.0%		$ 7,794,566,562

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $517,060, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	When-issued security.
(f)	Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 9,202,298	$ 9,019,728 (a)	$ —	$ —	$ —	$ 18,222,026	18,222,026	$ 3,112,007	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	1,590	09/15/25	$ 119,944	$ 1,297,243
10-Year U.S. Ultra Long Treasury Note	4,582	09/19/25	523,494	7,692,618
Long Gilt	765	09/26/25	97,689	2,298,766
2-Year U.S. Treasury Note	12,238	09/30/25	2,546,078	9,551,785
5-Year U.S. Treasury Note	3,323	09/30/25	362,259	3,719,910
				24,560,322
Short Contracts
Euro Bund	992	09/08/25	152,084	1,031,716
10-Year Canadian Bond	624	09/18/25	55,905	(344,707)
10-Year U.S. Treasury Note	11,282	09/19/25	1,264,994	(20,123,552)
U.S. Long Bond	1,387	09/19/25	159,982	(5,577,868)
Ultra U.S. Treasury Bond	390	09/19/25	46,398	(826,522)
				(25,840,933)
				$ (1,280,611)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	5,390,000	USD	946,660	Goldman Sachs International	09/17/25	$ 26,637
BRL	1,240,000	USD	219,050	HSBC Bank PLC	09/17/25	4,862
BRL	65,850,000	USD	11,761,239	HSBC Bank PLC	09/17/25	129,604
CAD	178,760,000	USD	131,268,250	Barclays Bank PLC	09/17/25	510,027
CAD	6,600,000	USD	4,849,663	HSBC Bank PLC	09/17/25	15,725
CAD	9,280,000	USD	6,829,043	Royal Bank of Canada	09/17/25	11,986
CAD	23,760,000	USD	17,406,083	Toronto-Dominion Bank	09/17/25	109,311
CHF	780,000	USD	963,552	Barclays Bank PLC	09/17/25	28,978
CHF	5,240,000	USD	6,521,866	Deutsche Bank AG	09/17/25	145,903
CHF	6,940,000	USD	8,621,546	Deutsche Bank AG	09/17/25	209,431
CHF	9,830,000	USD	12,260,151	Deutsche Bank AG	09/17/25	248,279
CLP	7,270,000,000	USD	7,743,104	JPMorgan Chase Bank N.A.	09/17/25	59,251
COP	18,290,000,000	USD	4,421,078	Bank of America N.A.	09/17/25	8,823
COP	8,370,000,000	USD	1,983,944	BNP Paribas SA	09/17/25	43,299
COP	1,290,000,000	USD	305,360	Goldman Sachs International	09/17/25	7,083
COP	10,370,000,000	USD	2,501,688	HSBC Bank PLC	09/17/25	9,962
CZK	36,000,000	USD	1,665,539	Deutsche Bank AG	09/17/25	53,582
CZK	369,490,000	USD	17,093,744	Goldman Sachs International	09/17/25	550,653
CZK	6,400,000	USD	298,069	Morgan Stanley & Co. International PLC	09/17/25	7,553
EUR	960,000	USD	1,131,513	Barclays Bank PLC	09/17/25	5,072
EUR	143,030,000	USD	165,161,790	Barclays Bank PLC	09/17/25	4,177,438
EUR	680,000	USD	791,263	UBS AG	09/17/25	13,818
GBP	6,830,000	USD	9,264,730	Citibank N.A.	09/17/25	115,061
GBP	7,880,000	USD	10,589,696	Citibank N.A.	09/17/25	232,083
GBP	9,260,000	USD	12,469,973	Citibank N.A.	09/17/25	246,990
GBP	11,680,000	USD	15,648,966	Citibank N.A.	09/17/25	391,437
GBP	6,090,000	USD	8,255,482	Goldman Sachs International	09/17/25	108,050
GBP	6,130,000	USD	8,329,381	HSBC Bank PLC	09/17/25	89,084
GBP	14,760,000	USD	20,043,711	Morgan Stanley & Co. International PLC	09/17/25	226,524
IDR	29,170,000,000	USD	1,761,069	Bank of America N.A.	09/17/25	40,215
IDR	62,350,000,000	USD	3,812,989	Bank of America N.A.	09/17/25	37,202
IDR	39,030,000,000	USD	2,401,107	Citibank N.A.	09/17/25	9,045
IDR	711,800,000,000	USD	43,599,167	Goldman Sachs International	09/17/25	355,384
IDR	37,210,000,000	USD	2,287,453	HSBC Bank PLC	09/17/25	10,311
IDR	13,010,000,000	USD	794,944	JPMorgan Chase Bank N.A.	09/17/25	8,440
IDR	114,200,000,000	USD	6,941,827	Standard Chartered Bank	09/17/25	110,167

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	170,200,000	USD	1,977,947	Standard Chartered Bank	09/17/25	$ 881
JPY	7,091,000,000	USD	49,315,899	Barclays Bank PLC	09/17/25	351,206
JPY	1,887,000,000	USD	13,131,114	Toronto-Dominion Bank	09/17/25	85,898
KRW	6,830,000,000	USD	5,054,205	Deutsche Bank AG	09/17/25	17,640
KRW	1,120,000,000	USD	823,770	Goldman Sachs International	09/17/25	7,923
KRW	4,110,000,000	USD	3,051,769	Goldman Sachs International	09/17/25	249
KRW	24,680,000,000	USD	18,285,545	HSBC Bank PLC	09/17/25	41,415
MXN	140,200,000	USD	7,320,346	Deutsche Bank AG	09/17/25	90,899
MXN	35,700,000	USD	1,858,785	HSBC Bank PLC	09/17/25	28,386
NOK	107,600,000	USD	10,637,765	Barclays Bank PLC	09/17/25	42,478
NOK	87,700,000	USD	8,699,571	JPMorgan Chase Bank N.A.	09/17/25	5,422
NZD	1,030,000	USD	621,253	Deutsche Bank AG	09/17/25	8,198
NZD	15,220,000	USD	9,190,978	Deutsche Bank AG	09/17/25	110,226
NZD	13,810,000	USD	8,348,680	JPMorgan Chase Bank N.A.	09/17/25	90,848
NZD	17,310,000	USD	10,519,460	JPMorgan Chase Bank N.A.	09/17/25	58,978
NZD	2,670,000	USD	1,617,887	Morgan Stanley & Co. International PLC	09/17/25	13,796
SEK	90,000,000	USD	9,298,712	Citibank N.A.	09/17/25	262,051
SEK	131,200,000	USD	13,890,904	Citibank N.A.	09/17/25	46,564
SEK	39,400,000	USD	4,153,673	Deutsche Bank AG	09/17/25	31,817
SEK	43,300,000	USD	4,515,362	Morgan Stanley & Co. International PLC	09/17/25	84,427
SGD	14,240,000	USD	11,187,097	Goldman Sachs International	09/17/25	74,854
SGD	95,560,000	USD	74,729,988	Royal Bank of Canada	09/17/25	845,299
SGD	1,950,000	USD	1,539,267	Standard Chartered Bank	09/17/25	2,925
SGD	2,230,000	USD	1,749,888	Standard Chartered Bank	09/17/25	13,746
THB	63,300,000	USD	1,949,636	HSBC Bank PLC	09/17/25	8,828
TWD	39,800,000	USD	1,375,449	Goldman Sachs International	09/17/25	17,182
TWD	21,000,000	USD	728,747	HSBC Bank PLC	09/17/25	6,059
USD	88,820	CAD	120,000	Morgan Stanley & Co. International PLC	09/17/25	359
USD	25,614,387	GBP	18,630,000	Citibank N.A.	09/17/25	29,395
USD	2,319,803	JPY	331,000,000	HSBC Bank PLC	09/17/25	1,398
USD	522,269	NOK	5,200,000	Goldman Sachs International	09/17/25	6,124
USD	419,479	NOK	4,200,000	Morgan Stanley & Co. International PLC	09/17/25	2,592
USD	43,620,311	PHP	2,440,600,000	Bank of America N.A.	09/17/25	354,357
USD	3,795,471	PHP	211,700,000	Goldman Sachs International	09/17/25	42,541
USD	5,725,964	PHP	322,200,000	HSBC Bank PLC	09/17/25	14,135
USD	3,039,921	SEK	28,600,000	BNP Paribas SA	09/17/25	1,723
ZAR	62,100,000	USD	3,447,044	BNP Paribas SA	09/17/25	41,154
ZAR	1,394,600,000	USD	77,997,109	Goldman Sachs International	09/17/25	338,501
ZAR	11,800,000	USD	662,602	HSBC Bank PLC	09/17/25	212
						11,537,956
CAD	5,670,000	USD	4,197,727	Royal Bank of Canada	09/17/25	(17,917)
CLP	1,419,000,000	USD	1,529,012	Barclays Bank PLC	09/17/25	(6,104)
COP	18,280,000,000	USD	4,433,536	Citibank N.A.	09/17/25	(6,056)
INR	417,400,000	USD	4,859,880	JPMorgan Chase Bank N.A.	09/17/25	(6,983)
JPY	257,000,000	USD	1,806,005	HSBC Bank PLC	09/17/25	(5,914)
JPY	586,000,000	USD	4,110,874	HSBC Bank PLC	09/17/25	(6,386)
NOK	3,700,000	USD	372,124	Morgan Stanley & Co. International PLC	09/17/25	(4,867)
SEK	105,600,000	USD	11,229,025	UBS AG	09/17/25	(11,064)
USD	1,967,461	AUD	3,030,000	Bank of America N.A.	09/17/25	(29,894)
USD	6,136,014	AUD	9,330,000	Bank of America N.A.	09/17/25	(14,258)
USD	7,801,739	AUD	12,040,000	Bank of America N.A.	09/17/25	(134,946)
USD	16,223,418	AUD	24,920,000	Bank of America N.A.	09/17/25	(203,675)
USD	19,000,845	AUD	29,020,000	Bank of America N.A.	09/17/25	(128,940)
USD	7,242,256	AUD	11,120,000	Goldman Sachs International	09/17/25	(87,972)
USD	40,289,824	AUD	61,840,000	HSBC Bank PLC	09/17/25	(474,680)
USD	12,457,501	AUD	19,140,000	JPMorgan Chase Bank N.A.	09/17/25	(159,456)
USD	1,316,152	BRL	7,400,000	Barclays Bank PLC	09/17/25	(20,100)
USD	14,345,524	BRL	81,550,000	Goldman Sachs International	09/17/25	(380,341)
USD	644,309	CAD	880,000	Deutsche Bank AG	09/17/25	(4,410)
USD	6,130,056	CAD	8,420,000	Deutsche Bank AG	09/17/25	(76,998)
USD	7,913,146	CAD	10,790,000	JPMorgan Chase Bank N.A.	09/17/25	(41,025)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,954,108	CHF	4,010,000	Goldman Sachs International	09/17/25	$ (148,517)
USD	7,372,537	CHF	5,920,000	Goldman Sachs International	09/17/25	(160,515)
USD	32,406,752	CHF	26,330,000	Royal Bank of Canada	09/17/25	(1,097,517)
USD	6,157,827	COP	26,180,000,000	JPMorgan Chase Bank N.A.	09/17/25	(183,060)
USD	4,925,851	EUR	4,230,000	Barclays Bank PLC	09/17/25	(82,223)
USD	3,642,780	EUR	3,080,000	BNP Paribas SA	09/17/25	(3,762)
USD	24,317,679	EUR	21,070,000	Citibank N.A.	09/17/25	(627,979)
USD	1,623,605	EUR	1,400,000	Deutsche Bank AG	09/17/25	(33,914)
USD	3,417,691	EUR	2,940,000	Deutsche Bank AG	09/17/25	(63,098)
USD	2,395,218	EUR	2,070,000	Goldman Sachs International	09/17/25	(55,542)
USD	46,160	EUR	40,000	Morgan Stanley & Co. International PLC	09/17/25	(1,198)
USD	16,299,011	EUR	13,980,000	Morgan Stanley & Co. International PLC	09/17/25	(252,499)
USD	1,264,671	GBP	940,000	Citibank N.A.	09/17/25	(26,252)
USD	6,295,927	GBP	4,665,000	HSBC Bank PLC	09/17/25	(110,621)
USD	2,662,066	GBP	1,940,000	Morgan Stanley & Co. International PLC	09/17/25	(2,179)
USD	3,186,812	HUF	1,111,000,000	Barclays Bank PLC	09/17/25	(74,773)
USD	5,390,680	HUF	1,901,000,000	Barclays Bank PLC	09/17/25	(190,123)
USD	5,667,053	HUF	1,991,000,000	Barclays Bank PLC	09/17/25	(177,965)
USD	13,758,495	HUF	4,861,000,000	Barclays Bank PLC	09/17/25	(512,038)
USD	3,620,618	HUF	1,268,000,000	Deutsche Bank AG	09/17/25	(101,874)
USD	5,884,787	HUF	2,081,000,000	Deutsche Bank AG	09/17/25	(224,445)
USD	22,848,010	HUF	8,043,000,000	Morgan Stanley & Co. International PLC	09/17/25	(763,982)
USD	4,900,422	HUF	1,708,000,000	Royal Bank of Canada	09/17/25	(113,787)
USD	938,260	INR	81,100,000	Citibank N.A.	09/17/25	(4,648)
USD	1,953,461	INR	170,200,000	Citibank N.A.	09/17/25	(25,367)
USD	3,379,614	INR	293,800,000	Goldman Sachs International	09/17/25	(36,248)
USD	1,604,570	JPY	235,000,000	Morgan Stanley & Co. International PLC	09/17/25	(41,428)
USD	2,405,353	JPY	345,000,000	Morgan Stanley & Co. International PLC	09/17/25	(11,112)
USD	14,736,171	JPY	2,125,000,000	Toronto-Dominion Bank	09/17/25	(147,851)
USD	275,261	KRW	376,369,327	Bank of America N.A.	09/17/25	(4,225)
USD	325,367	KRW	440,000,000	Barclays Bank PLC	09/17/25	(1,370)
USD	5,487,498	KRW	7,530,000,000	Citibank N.A.	09/17/25	(104,155)
USD	3,244,136	KRW	4,433,630,673	Deutsche Bank AG	09/17/25	(48,205)
USD	40,966,088	KRW	56,003,100,000	Deutsche Bank AG	09/17/25	(620,887)
USD	1,473,837	MXN	28,400,000	BNP Paribas SA	09/17/25	(27,442)
USD	4,419,821	MXN	85,800,000	HSBC Bank PLC	09/17/25	(115,734)
USD	10,615,865	MXN	204,050,000	Morgan Stanley & Co. International PLC	09/17/25	(170,615)
USD	67,024,365	NZD	110,880,000	Barclays Bank PLC	09/17/25	(736,306)
USD	3,129,851	NZD	5,170,000	Morgan Stanley & Co. International PLC	09/17/25	(29,625)
USD	996,766	PHP	56,400,000	Bank of America N.A.	09/17/25	(3,070)
USD	5,135,723	PHP	291,600,000	Bank of America N.A.	09/17/25	(33,642)
USD	4,198,470	PHP	241,200,000	Goldman Sachs International	09/17/25	(77,424)
USD	2,648,517	PHP	152,800,000	HSBC Bank PLC	09/17/25	(60,259)
USD	3,148,277	PHP	180,900,000	Standard Chartered Bank	09/17/25	(58,644)
USD	371,930	PLN	1,350,000	Bank of America N.A.	09/17/25	(1,938)
USD	6,663,167	PLN	24,750,000	Bank of America N.A.	09/17/25	(191,080)
USD	1,231,861	PLN	4,550,000	Barclays Bank PLC	09/17/25	(28,213)
USD	736,332	PLN	2,750,000	Goldman Sachs International	09/17/25	(25,250)
USD	5,226,868	PLN	19,450,000	Goldman Sachs International	09/17/25	(159,600)
USD	66,205,350	PLN	247,150,000	Morgan Stanley & Co. International PLC	09/17/25	(2,240,190)
USD	1,379,503	PLN	5,150,000	Nomura International PLC	09/17/25	(46,734)
USD	7,129,573	PLN	26,350,000	Nomura International PLC	09/17/25	(167,777)
USD	2,920,564	SEK	27,500,000	Deutsche Bank AG	09/17/25	(780)
USD	95,707,705	SEK	914,200,000	Goldman Sachs International	09/17/25	(1,408,397)
USD	734,372	SEK	7,000,000	Morgan Stanley & Co. International PLC	09/17/25	(9,243)
USD	8,266,924	SEK	78,100,000	Morgan Stanley & Co. International PLC	09/17/25	(29,694)
USD	2,837,466	SGD	3,610,000	Barclays Bank PLC	09/17/25	(17,565)
USD	3,050,967	SGD	3,880,000	Standard Chartered Bank	09/17/25	(17,599)
USD	547,473	TWD	15,700,000	Bank of America N.A.	09/17/25	(1,881)
USD	6,423,954	TWD	188,800,000	Bank of America N.A.	09/17/25	(182,296)
USD	4,616,596	ZAR	83,400,000	Citibank N.A.	09/17/25	(68,038)
USD	4,864,827	ZAR	88,045,000	Citibank N.A.	09/17/25	(80,720)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,169,580	ZAR	112,055,000	Citibank N.A.	09/17/25	$ (124,624)
USD	9,121,659	ZAR	165,900,000	Citibank N.A.	09/17/25	(197,054)
USD	2,070,441	ZAR	37,700,000	Goldman Sachs International	09/17/25	(47,193)
ZAR	83,400,000	USD	4,701,815	Citibank N.A.	09/17/25	(17,181)
						(14,251,153)
						$ (2,713,197)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	USD	91	$ (6,833)	$ (5,570)	$ (1,263)
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.91%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	04/15/35	EUR	5,900	$ 39,178	$ 5,575	$ 33,603
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	12,280	40,089	8,953	31,136
1.95%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	6,120	13,263	5,034	8,229
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/16/35	USD	7,200	(31,774)	150	(31,924)
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/13/35	USD	7,640	22,083	159	21,924
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/13/35	USD	7,640	(1,623)	159	(1,782)
1.93%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	06/15/35	EUR	6,040	40,558	(345)	40,903
3.18%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	10,540	3,495	69,901	(66,406)
3.23%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	4,620	(26,065)	1,193	(27,258)
3.24%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	5,300	(37,025)	12,585	(49,610)
3.24%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	11,160	(86,079)	44,799	(130,878)
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/16/35	USD	11,450	41,415	238	41,177
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/16/35	USD	11,450	36,539	238	36,301
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/17/35	USD	7,610	14,667	158	14,509
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/18/35	USD	7,620	11,486	159	11,327
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/20/35	USD	22,940	(27,986)	477	(28,463)
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/23/35	USD	22,820	(7,782)	475	(8,257)
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/24/35	USD	22,850	(36,527)	475	(37,002)
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/25/35	USD	30,360	(46,808)	(15,069)	(31,739)
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/02/35	USD	4,750	(3,684)	(2,179)	(1,505)
							$ (42,580)	$ 133,135	$ (175,715)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Tokyo Overnight Average Rate, 0.48%	Annual	0.77%	Annual	09/17/25 (a)	09/17/27	JPY	5,286,511	$ (4,847)	$ 176	$ (5,023)
Tokyo Overnight Average Rate, 0.48%	Annual	0.77%	Annual	09/17/25 (a)	09/17/27	JPY	3,524,877	(2,023)	117	(2,140)
Tokyo Overnight Average Rate, 0.48%	Annual	0.79%	Annual	09/17/25 (a)	09/17/27	JPY	21,146,946	45,898	698	45,200
Tokyo Overnight Average Rate, 0.48%	Annual	0.79%	Annual	09/17/25 (a)	09/17/27	JPY	5,318,952	7,531	177	7,354
Tokyo Overnight Average Rate, 0.48%	Annual	0.80%	Annual	09/17/25 (a)	09/17/27	JPY	3,683,723	10,017	121	9,896
Tokyo Overnight Average Rate, 0.48%	Annual	0.81%	Annual	09/17/25 (a)	09/17/27	JPY	7,720,992	34,768	254	34,514
1.98%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/27	EUR	215,440	117,539	(102,398)	219,937
3.36%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	160,650	(35,296)	49,909	(85,205)
3.38%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	88,550	(49,367)	(1,945)	(47,422)
3.57%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	91,290	(385,262)	20,021	(405,283)
3.57%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	89,345	(61,403)	(58,735)	(2,668)
3.60%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	1,341,250	(6,272,637)	(878,251)	(5,394,386)
3.65%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	251,540	(705,896)	(226,881)	(479,015)
3.66%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	96,470	(562,124)	(17,200)	(544,924)
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	185,360	(1,053,190)	(163,260)	(889,930)
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	127,840	(735,513)	(325,881)	(409,632)
1-day TIIEFONDEO, 8.14%	Monthly	7.76%	Monthly	09/17/25 (a)	09/11/30	MXN	182,840	28,863	88	28,775
1-day TIIEFONDEO, 8.14%	Monthly	7.77%	Monthly	09/17/25 (a)	09/11/30	MXN	181,580	29,659	86	29,573
7.77%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	09/17/25 (a)	09/11/30	MXN	95,760	(16,166)	47	(16,213)
1-day TIIEFONDEO, 8.14%	Monthly	7.81%	Monthly	09/17/25 (a)	09/11/30	MXN	241,940	60,723	112	60,611
1-day TIIEFONDEO, 8.14%	Monthly	7.82%	Monthly	09/17/25 (a)	09/11/30	MXN	148,390	42,121	73	42,048
7.83%	Monthly	1-day TIIEFONDEO, 8.14%	Monthly	09/17/25 (a)	09/11/30	MXN	130,380	(38,437)	62	(38,499)
1-day TIIEFONDEO, 8.14%	Monthly	7.85%	Monthly	09/17/25 (a)	09/11/30	MXN	217,360	75,987	106	75,881
1-day TIIEFONDEO, 8.14%	Monthly	7.86%	Monthly	09/17/25 (a)	09/11/30	MXN	202,210	75,121	97	75,024
1-day TIIEFONDEO, 8.14%	Monthly	8.01%	Monthly	09/17/25 (a)	09/11/30	MXN	97,770	67,384	45	67,339
0.00%	Quarterly	3-mo. KRW CDC, 2.56%	Quarterly	09/17/25 (a)	09/17/30	KRW	3,025,900	10,022	24	9,998
1-day SSARON, (0.03%)	Annual	0.22%	Annual	09/17/25 (a)	09/17/30	CHF	5,920	19,278	1,251	18,027
1-day SSARON, (0.03%)	Annual	0.26%	Annual	09/17/25 (a)	09/17/30	CHF	6,160	33,165	12,083	21,082
1.29%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25 (a)	09/17/30	THB	281,190	(6,019)	96	(6,115)
1.39%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25 (a)	09/17/30	THB	262,720	(47,080)	90	(47,170)
1.51%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25 (a)	09/17/30	THB	66,880	(23,385)	22	(23,407)
1.52%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25 (a)	09/17/30	THB	321,740	(118,005)	108	(118,113)
1.83%	Semi-Annual	1-day SORA, 1.56%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	5,570	(35,045)	48	(35,093)
1.92%	Semi-Annual	1-day SORA, 1.56%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	4,765	(45,406)	41	(45,447)
1.94%	Semi-Annual	1-day SORA, 1.56%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	8,535	(87,779)	74	(87,853)
2.11%	Semi-Annual	1-day SORA, 1.56%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	2,890	(48,140)	25	(48,165)
3-mo. KRW CDC, 2.56%	Quarterly	2.18%	Quarterly	09/17/25 (a)	09/17/30	KRW	17,226,010	(182,088)	137	(182,225)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.21%	Annual	09/17/25 (a)	09/17/30	EUR	8,380	(38,620)	(4,017)	(34,603)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.21%	Annual	09/17/25 (a)	09/17/30	EUR	5,740	(24,901)	(4,404)	(20,497)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.23%	Annual	09/17/25 (a)	09/17/30	EUR	7,890	(27,136)	(2,279)	(24,857)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.23%	Annual	09/17/25 (a)	09/17/30	EUR	15,720	(56,971)	(22,083)	(34,888)
3-mo. KRW CDC, 2.56%	Quarterly	2.24%	Quarterly	09/17/25 (a)	09/17/30	KRW	15,584,420	(131,320)	124	(131,444)
3-mo. KRW CDC, 2.56%	Quarterly	2.25%	Quarterly	09/17/25 (a)	09/17/30	KRW	18,073,200	(151,655)	142	(151,797)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.25%	Annual	09/17/25 (a)	09/17/30	EUR	415,830	(913,693)	666,409	(1,580,102)
2.26%	Annual	3-mo. STIBOR, 2.13%	Quarterly	09/17/25 (a)	09/17/30	SEK	72,970	(27,751)	17,764	(45,515)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.26%	Annual	09/17/25 (a)	09/17/30	EUR	9,460	(16,732)	(9,431)	(7,301)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.27%	Annual	09/17/25 (a)	09/17/30	EUR	5,760	(5,724)	(14,933)	9,209
6-mo. EURIBOR, 2.05%	Semi-Annual	2.27%	Annual	09/17/25 (a)	09/17/30	EUR	10,600	(10,319)	1,138	(11,457)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.28%	Annual	09/17/25 (a)	09/17/30	EUR	12,220	(8,982)	(10,778)	1,796
2.29%	Annual	3-mo. STIBOR, 2.13%	Quarterly	09/17/25 (a)	09/17/30	SEK	87,950	(49,816)	(3,074)	(46,742)
3-mo. KRW CDC, 2.56%	Quarterly	2.30%	Quarterly	09/17/25 (a)	09/17/30	KRW	11,179,640	(74,162)	89	(74,251)
2.30%	Annual	3-mo. STIBOR, 2.13%	Quarterly	09/17/25 (a)	09/17/30	SEK	100,310	(61,362)	(10,627)	(50,735)
2.30%	Annual	3-mo. STIBOR, 2.13%	Quarterly	09/17/25 (a)	09/17/30	SEK	89,400	(54,082)	10,183	(64,265)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.30%	Annual	09/17/25 (a)	09/17/30	EUR	7,380	4,787	16,881	(12,094)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.30%	Annual	09/17/25 (a)	09/17/30	EUR	34,000	8,910	71,248	(62,338)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.56%	Quarterly	2.31%	Quarterly	09/17/25 (a)	09/17/30	KRW	11,206,710	$ (67,645)	$ (30,410)	$ (37,235)
2.31%	Annual	3-mo. STIBOR, 2.13%	Quarterly	09/17/25 (a)	09/17/30	SEK	81,250	(53,124)	20,077	(73,201)
3-mo. KRW CDC, 2.56%	Quarterly	2.33%	Quarterly	09/17/25 (a)	09/17/30	KRW	5,775,209	(31,206)	44	(31,250)
3-mo. KRW CDC, 2.56%	Quarterly	2.36%	Quarterly	09/17/25 (a)	09/17/30	KRW	15,741,020	(71,222)	126	(71,348)
2.36%	Quarterly	3-mo. KRW CDC, 2.56%	Quarterly	09/17/25 (a)	09/17/30	KRW	7,528,050	31,945	60	31,885
3-mo. KRW CDC, 2.56%	Quarterly	2.37%	Quarterly	09/17/25 (a)	09/17/30	KRW	15,541,031	(63,489)	118	(63,607)
3-mo. KRW CDC, 2.56%	Quarterly	2.37%	Quarterly	09/17/25 (a)	09/17/30	KRW	11,437,480	(46,925)	94	(47,019)
3-mo. KRW CDC, 2.56%	Quarterly	2.40%	Quarterly	09/17/25 (a)	09/17/30	KRW	19,764,700	(59,902)	152	(60,054)
3-mo. KRW CDC, 2.56%	Quarterly	2.40%	Quarterly	09/17/25 (a)	09/17/30	KRW	4,599,280	(13,131)	36	(13,167)
3-mo. KRW CDC, 2.56%	Quarterly	2.40%	Quarterly	09/17/25 (a)	09/17/30	KRW	12,702,190	(36,487)	101	(36,588)
3-mo. KRW CDC, 2.56%	Quarterly	2.44%	Quarterly	09/17/25 (a)	09/17/30	KRW	12,415,710	(18,600)	103	(18,703)
3-mo. KRW CDC, 2.56%	Quarterly	2.45%	Quarterly	09/17/25 (a)	09/17/30	KRW	10,179,120	(13,497)	83	(13,580)
2.47%	Quarterly	3-mo. KRW CDC, 2.56%	Quarterly	09/17/25 (a)	09/17/30	KRW	4,497,648	1,774	37	1,737
2.50%	Quarterly	3-mo. KRW CDC, 2.56%	Quarterly	09/17/25 (a)	09/17/30	KRW	11,283,572	(4,474)	92	(4,566)
3-mo. KRW CDC, 2.56%	Quarterly	2.58%	Quarterly	09/17/25 (a)	09/17/30	KRW	10,894,210	36,486	82	36,404
3-mo. KRW CDC, 2.56%	Quarterly	2.60%	Quarterly	09/17/25 (a)	09/17/30	KRW	11,365,490	47,253	86	47,167
3-mo. KRW CDC, 2.56%	Quarterly	2.62%	Quarterly	09/17/25 (a)	09/17/30	KRW	10,286,780	48,192	78	48,114
3-mo. KRW CDC, 2.56%	Quarterly	2.62%	Quarterly	09/17/25 (a)	09/17/30	KRW	11,672,440	57,761	89	57,672
3-mo. KRW CDC, 2.56%	Quarterly	2.63%	Quarterly	09/17/25 (a)	09/17/30	KRW	15,078,060	78,854	115	78,739
1-day CORRA, 2.75%	Semi-Annual	2.66%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	2,330	2,421	(5,710)	8,131
1-day CORRA, 2.75%	Semi-Annual	2.74%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	13,410	49,616	8,555	41,061
1-day CORRA, 2.75%	Semi-Annual	2.74%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	10,560	40,786	8,174	32,612
2.89%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	58,760	(62,066)	84	(62,150)
2.93%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	64,590	(83,906)	92	(83,998)
2.95%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	56,570	(78,638)	80	(78,718)
2.96%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	60,670	(89,861)	86	(89,947)
2.98%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	76,160	(119,737)	108	(119,845)
2.99%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	63,110	(104,122)	91	(104,213)
1-day SOFR, 4.45%	Annual	3.40%	Annual	09/17/25 (a)	09/17/30	USD	62,250	19,761	(40,877)	60,638
3.43%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	6,850	(12,766)	76	(12,842)
1-day SOFR, 4.45%	Annual	3.43%	Annual	09/17/25 (a)	09/17/30	USD	1,920	3,431	678	2,753
3-mo. BBR, 3.60%	Quarterly	3.49%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	9,050	(30,601)	60	(30,661)
3.50%	Annual	6-mo. PRIBOR, 3.48%	Semi-Annual	09/17/25 (a)	09/17/30	CZK	126,110	40,135	63	40,072
6-mo. PRIBOR, 3.48%	Semi-Annual	3.54%	Annual	09/17/25 (a)	09/17/30	CZK	143,810	(31,875)	74	(31,949)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.56%	Annual	09/17/25 (a)	09/17/30	CZK	113,230	(20,000)	58	(20,058)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.57%	Annual	09/17/25 (a)	09/17/30	CZK	178,490	(29,764)	92	(29,856)
6-mo. BBSW, 3.78%	Semi-Annual	3.59%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	11,160	(9,926)	80	(10,006)
3.61%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	11,410	(113,964)	43,977	(157,941)
1-day SOFR, 4.45%	Annual	3.63%	Annual	09/17/25 (a)	09/17/30	USD	37,430	406,603	9,406	397,197
1-day SOFR, 4.45%	Annual	3.63%	Annual	09/17/25 (a)	09/17/30	USD	564,910	6,298,988	894,018	5,404,970
3.66%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	10,360	(126,067)	13,735	(139,802)
3-mo. BBR, 3.60%	Quarterly	3.66%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	11,290	15,828	76	15,752
1-day SONIA, 4.22%	Annual	3.67%	Annual	09/17/25 (a)	09/17/30	GBP	37,125	56,443	59,660	(3,217)
6-mo. BBSW, 3.78%	Semi-Annual	3.67%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	14,810	21,240	105	21,135
3.68%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	9,350	(123,050)	24,643	(147,693)
3-mo. BBR, 3.60%	Quarterly	3.68%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	11,260	21,412	76	21,336
1-day SOFR, 4.45%	Annual	3.70%	Annual	09/17/25 (a)	09/17/30	USD	36,070	517,725	36,012	481,713
3.70%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	12,530	(180,280)	(35,029)	(145,251)
3.71%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	4,780	(19,443)	3,998	(23,441)
3.72%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	8,250	(39,312)	11,038	(50,350)
3.73%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	11,910	(58,767)	10,613	(69,380)
3.74%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	8,880	(142,698)	(16,896)	(125,802)
3.74%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	8,310	(46,005)	(6,160)	(39,845)
3.74%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	9,740	(58,381)	8,764	(67,145)
1-day SONIA, 4.22%	Annual	3.75%	Annual	09/17/25 (a)	09/17/30	GBP	239,640	1,559,482	734,020	825,462
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	9,160	(63,203)	5,257	(68,460)
3.78%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	71,090	(1,266,574)	(430,788)	(835,786)
3.82%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	7,640	(81,893)	18,661	(100,554)
3.82%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/30	PLN	16,930	75,358	51	75,307
1-day SONIA, 4.22%	Annual	3.85%	Annual	09/17/25 (a)	09/17/30	GBP	104,655	1,332,950	243,141	1,089,809
1-day SONIA, 4.22%	Annual	3.86%	Annual	09/17/25 (a)	09/17/30	GBP	47,920	620,853	291,697	329,156
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.89%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	6,030	$ (90,391)	$ 22,003	$ (112,394)
6-mo. NIBOR, 4.37%	Semi-Annual	3.92%	Annual	09/17/25 (a)	09/17/30	NOK	104,780	109,526	(19,097)	128,623
6-mo. NIBOR, 4.37%	Semi-Annual	3.95%	Annual	09/17/25 (a)	09/17/30	NOK	23,220	26,908	(850)	27,758
6-mo. NIBOR, 4.37%	Semi-Annual	3.95%	Annual	09/17/25 (a)	09/17/30	NOK	100,710	118,165	19,003	99,162
6-mo. BBSW, 3.78%	Semi-Annual	3.97%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	15,370	159,383	110	159,273
6-mo. NIBOR, 4.37%	Semi-Annual	3.97%	Annual	09/17/25 (a)	09/17/30	NOK	71,410	90,328	(3,789)	94,117
3.99%	Annual	1-day SHIR, 4.50%	Annual	09/17/25 (a)	09/17/30	ILS	10,165	(26,767)	32	(26,799)
6-mo. NIBOR, 4.37%	Semi-Annual	3.99%	Annual	09/17/25 (a)	09/17/30	NOK	101,830	134,776	28,502	106,274
4.01%	Annual	1-day SHIR, 4.50%	Annual	09/17/25 (a)	09/17/30	ILS	10,165	(29,444)	32	(29,476)
6-mo. NIBOR, 4.37%	Semi-Annual	4.02%	Annual	09/17/25 (a)	09/17/30	NOK	78,170	113,544	(16,897)	130,441
4.04%	Annual	1-day SHIR, 4.50%	Annual	09/17/25 (a)	09/17/30	ILS	24,200	(81,887)	76	(81,963)
6-mo. NIBOR, 4.37%	Semi-Annual	4.06%	Annual	09/17/25 (a)	09/17/30	NOK	69,800	115,341	5,972	109,369
6-mo. NIBOR, 4.37%	Semi-Annual	4.08%	Annual	09/17/25 (a)	09/17/30	NOK	95,760	166,840	12,234	154,606
4.11%	Annual	1-day SHIR, 4.50%	Annual	09/17/25 (a)	09/17/30	ILS	20,480	(86,557)	65	(86,622)
4.15%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/30	PLN	27,880	12,800	81	12,719
4.20%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/30	PLN	12,090	(2,054)	36	(2,090)
4.85%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/30	PLN	161,970	(1,282,495)	469	(1,282,964)
5.67%	Semi Annual	1-day MIBOR, 5.52%	Semi Annual	09/17/25 (a)	09/17/30	INR	69,311	1,914	9	1,905
5.67%	Semi Annual	1-day MIBOR, 5.52%	Semi Annual	09/17/25 (a)	09/17/30	INR	69,311	1,965	9	1,956
5.69%	Semi Annual	1-day MIBOR, 5.52%	Semi Annual	09/17/25 (a)	09/17/30	INR	68,277	1,251	9	1,242
5.69%	Semi Annual	1-day MIBOR, 5.52%	Semi Annual	09/17/25 (a)	09/17/30	INR	622,360	10,334	81	10,253
5.77%	Semi Annual	1-day MIBOR, 5.52%	Semi Annual	09/17/25 (a)	09/17/30	INR	436,250	(9,196)	57	(9,253)
7.53%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/30	ZAR	65,180	(24,980)	41	(25,021)
3-mo. JIBAR, 7.29%	Quarterly	7.53%	Quarterly	09/17/25 (a)	09/17/30	ZAR	108,670	40,376	67	40,309
3-mo. JIBAR, 7.29%	Quarterly	7.61%	Quarterly	09/17/25 (a)	09/17/30	ZAR	182,560	102,848	112	102,736
3-mo. JIBAR, 7.29%	Quarterly	7.62%	Quarterly	09/17/25 (a)	09/17/30	ZAR	190,500	114,228	118	114,110
7.66%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/30	ZAR	47,370	(32,449)	29	(32,478)
3-mo. JIBAR, 7.29%	Quarterly	7.69%	Quarterly	09/17/25 (a)	09/17/30	ZAR	181,100	135,068	111	134,957
7.71%	Quarterly	3-mo. JIBAR, 7.29%	Quarterly	09/17/25 (a)	09/17/30	ZAR	95,110	(76,497)	58	(76,555)
3-mo. JIBAR, 7.29%	Quarterly	7.72%	Quarterly	09/17/25 (a)	09/17/30	ZAR	187,620	155,731	116	155,615
3-mo. JIBAR, 7.29%	Quarterly	7.80%	Quarterly	09/17/25 (a)	09/17/30	ZAR	74,800	75,035	45	74,990
2.57%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/35	EUR	46,930	279,408	(188,604)	468,012
2.61%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/35	EUR	18,820	28,695	(80,306)	109,001
1-day SOFR, 4.45%	Annual	3.69%	Annual	09/17/25 (a)	09/17/35	USD	19,620	12,132	(11,724)	23,856
1-day SOFR, 4.45%	Annual	3.73%	Annual	09/17/25 (a)	09/17/35	USD	39,590	152,201	40,703	111,498
1-day SONIA, 4.22%	Annual	4.02%	Annual	09/17/25 (a)	09/17/35	GBP	5,970	12,666	13,467	(801)
1-day SONIA, 4.22%	Annual	4.08%	Annual	09/17/25 (a)	09/17/35	GBP	267,260	2,241,243	1,596,804	644,439
1-day SONIA, 4.22%	Annual	4.16%	Annual	09/17/25 (a)	09/17/35	GBP	30,100	527,608	295,690	231,918
1-day SONIA, 4.22%	Annual	4.17%	Annual	09/17/25 (a)	09/17/35	GBP	930	17,267	17,371	(104)
1.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	780,272	(14,917)	98	(15,015)
1.30%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	1,635,430	(54,861)	205	(55,066)
1.34%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	1,119,768	(68,037)	142	(68,179)
1.34%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	746,626	(44,386)	94	(44,480)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	1,126,640	(83,230)	143	(83,373)
1.37%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	4,479,264	(352,935)	563	(353,498)
2.63%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/55	EUR	2,540	86,454	(2,870)	89,324
2.66%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/55	EUR	51,610	1,327,259	(616,738)	1,943,997
2.68%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/55	EUR	920	18,723	(7,778)	26,501
3.91%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/55	USD	9,310	272	3,986	(3,714)
3.95%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/55	USD	9,530	(72,388)	(25,675)	(46,713)
4.46%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	1,810	(1,648)	(5,476)	3,828
4.47%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	173,330	(801,224)	(2,067,126)	1,265,902

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.53%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	14,320	$ (245,639)	$ (229,145)	$ (16,494)
4.56%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	6,745	(163,738)	(52,861)	(110,877)
								$ (839,296)	$ (373,102)	$ (466,194)

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.21%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	BNP Paribas SA	09/17/25 (a)	09/17/30	MYR	23,470	$ (4,873)	$ —	$ (4,873)
3.25%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	BNP Paribas SA	09/17/25 (a)	09/17/30	MYR	20,820	(14,367)	—	(14,367)
3.26%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	Goldman Sachs International	09/17/25 (a)	09/17/30	MYR	8,780	(6,540)	—	(6,540)
3.26%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	Bank of America N.A.	09/17/25 (a)	09/17/30	MYR	9,120	(7,043)	—	(7,043)
3.26%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	Citibank N.A.	09/17/25 (a)	09/17/30	MYR	9,130	(7,101)	—	(7,101)
3.28%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	Goldman Sachs International	09/17/25 (a)	09/17/30	MYR	23,850	(22,604)	—	(22,604)
3.28%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	BNP Paribas SA	09/17/25 (a)	09/17/30	MYR	11,730	(11,349)	—	(11,349)
3.29%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	BNP Paribas SA	09/17/25 (a)	09/17/30	MYR	12,495	(13,144)	—	(13,144)
3.30%	Quarterly	3-mo. KLIBOR, 3.50%	Quarterly	BNP Paribas SA	09/17/25 (a)	09/17/30	MYR	12,495	(15,473)	—	(15,473)
4.72%	Semi Annual	1-day CLP Interbank Rate, 25,411.83%	Semi Annual	HSBC Bank PLC	09/17/25 (a)	09/17/30	CLP	5,657,570	(12,385)	—	(12,385)
4.77%	Semi Annual	1-day CLP Interbank Rate, 25,411.83%	Semi Annual	Citibank N.A.	09/17/25 (a)	09/17/30	CLP	4,525,760	(20,762)	—	(20,762)
4.80%	Semi Annual	1-day CLP Interbank Rate, 25,411.83%	Semi Annual	Morgan Stanley & Co. International PLC	09/17/25 (a)	09/17/30	CLP	4,432,380	(27,775)	—	(27,775)
									$ (163,416)	$ —	$ (163,416)

(a)	Forward Swap.
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
ADT, Inc.	Morgan Stanley & Co. International PLC	$ 30,448,656	10/03/28	0.20%	1D FEDL01	Monthly	$ 661,129
AES Corp.	HSBC Bank PLC	26,331,656	02/09/28	0.20%	1D OBFR01	Monthly	(871,268)
Aflac, Inc.	Barclays Bank PLC	191,648	01/23/26	0.20%	1D OBFR01	Monthly	1,133
Albertsons Cos, Inc., Class A	BNP Paribas SA	30,098,883	06/16/26	0.20%	1D OBFR01	Monthly	(13,986)
Albertsons Cos, Inc., Class A	Morgan Stanley & Co. International PLC	3,668,556	10/03/28	0.20%	1D FEDL01	Monthly	(102,779)
Alcoa Corp.	Morgan Stanley & Co. International PLC	32,458,258	10/03/28	0.20%	1D FEDL01	Monthly	843,452
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Alexandria Real Estate Equities, Inc.	BNP Paribas SA	$ 31,367,386	06/16/26	0.20%	1D OBFR01	Monthly	$ 7,902
Allison Transmission Holdings, Inc.	Bank of America N.A.	618,198	02/15/28	0.20%	1D OBFR01	Monthly	852
Allstate Corp.	Barclays Bank PLC	6,425,378	01/23/26	0.20%	1D OBFR01	Monthly	114,781
Allstate Corp.	HSBC Bank PLC	24,183,148	02/09/28	0.20%	1D OBFR01	Monthly	65,044
Allstate Corp.	HSBC Bank PLC	19,110,969	02/09/28	0.20%	1D OBFR01	Monthly	288,269
Ally Financial, Inc.	BNP Paribas SA	16,310,585	06/16/26	0.20%	1D OBFR01	Monthly	1,037,784
Altria Group, Inc.	Bank of America N.A.	687,712	02/15/28	0.20%	1D OBFR01	Monthly	(5,786)
Altria Group, Inc.	Barclays Bank PLC	31,735,232	01/23/26	0.20%	1D OBFR01	Monthly	(975,823)
Amazon.com, Inc.	SG Americas Securities LLC	2,764,945	08/12/25	0.20%	1D OBFR01	Monthly	94,803
American Electric Power Co., Inc.	Barclays Bank PLC	18,890,902	01/23/26	0.20%	1D OBFR01	Monthly	91,990
American International Group, Inc.	Bank of America N.A.	34,551,439	02/15/28	0.20%	1D OBFR01	Monthly	62,270
American International Group, Inc.	HSBC Bank PLC	30,372,377	02/09/28	0.20%	1D OBFR01	Monthly	146,192
American Tower Corp.	HSBC Bank PLC	33,804,737	02/09/28	0.20%	1D OBFR01	Monthly	1,104,046
American Water Works Co., Inc.	Bank of America N.A.	8,446,878	02/15/28	0.20%	1D OBFR01	Monthly	(75,655)
APA Corp.	Bank of America N.A.	7,194,072	02/15/28	0.20%	1D OBFR01	Monthly	(657,372)
APA Corp.	Barclays Bank PLC	21,608,728	01/23/26	0.20%	1D OBFR01	Monthly	(117,503)
AT&T, Inc.	Morgan Stanley & Co. International PLC	22,990,879	10/03/28	0.20%	1D FEDL01	Monthly	597,594
AutoZone, Inc.	Bank of America N.A.	732,629	02/15/28	0.20%	1D OBFR01	Monthly	39,515
AutoZone, Inc.	Barclays Bank PLC	31,005,810	01/23/26	0.20%	1D OBFR01	Monthly	61,843
Avantor, Inc.	Barclays Bank PLC	30,730,741	01/23/26	0.20%	1D OBFR01	Monthly	68,646
Baker Hughes Co., Class A	Bank of America N.A.	36,101,075	02/15/28	0.20%	1D OBFR01	Monthly	(601,839)
Ball Corp.	HSBC Bank PLC	192,679	02/09/28	0.20%	1D OBFR01	Monthly	6,609
Barrick Mining Corp.	Bank of America N.A.	36,241,970	02/15/28	0.20%	1D OBFR01	Monthly	(998,728)
Barrick Mining Corp.	BNP Paribas SA	30,887,072	06/16/26	0.20%	1D OBFR01	Monthly	(851,162)
Bath & Body Works, Inc.	Bank of America N.A.	26,764,271	02/15/28	0.20%	1D OBFR01	Monthly	4,279,382
Bath & Body Works, Inc.	BNP Paribas SA	31,130,129	06/16/26	0.20%	1D OBFR01	Monthly	4,944,587
Becton Dickinson & Co.	Morgan Stanley & Co. International PLC	23,275,209	10/03/28	0.20%	1D FEDL01	Monthly	307,194
Best Buy Co., Inc.	Bank of America N.A.	9,656,572	02/15/28	0.20%	1D OBFR01	Monthly	(521,186)
Best Buy Co., Inc.	HSBC Bank PLC	28,023,390	02/09/28	0.20%	1D OBFR01	Monthly	(1,992,255)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley & Co. International PLC	147,448	10/03/28	0.20%	1D FEDL01	Monthly	3,618
Block, Inc.	Morgan Stanley & Co. International PLC	3,033,191	10/03/28	0.20%	1D FEDL01	Monthly	134,657
Booking Holdings, Inc.	Barclays Bank PLC	33,909,884	01/23/26	0.20%	1D OBFR01	Monthly	2,898,104
BorgWarner, Inc.	Goldman Sachs Bank USA	23,223,531	08/18/26	0.20%	1D FEDL01	Monthly	83,538
BorgWarner, Inc.	HSBC Bank PLC	31,159,972	02/09/28	0.20%	1D OBFR01	Monthly	801,911
Boston Scientific Corp.	Bank of America N.A.	30,065,601	02/15/28	0.20%	1D OBFR01	Monthly	1,753,753
Boyd Gaming Corp.	Bank of America N.A.	26,864,276	02/15/28	0.20%	1D OBFR01	Monthly	1,221,311
Boyd Gaming Corp.	Goldman Sachs Bank USA	1,381,604	08/18/26	0.20%	1D FEDL01	Monthly	64,321
Bristol-Myers Squibb Co.	Barclays Bank PLC	29,555,454	01/23/26	0.20%	1D OBFR01	Monthly	(392,708)
Bristol-Myers Squibb Co.	Barclays Bank PLC	34,345,219	01/23/26	0.20%	1D OBFR01	Monthly	(456,217)
Broadridge Financial Solutions, Inc.	Barclays Bank PLC	34,063,791	01/23/26	0.20%	1D OBFR01	Monthly	408,800
Builders FirstSource, Inc.	Citibank N.A.	36,183,474	02/24/28	0.20%	1D OBFR01	Monthly	(741,104)
Camden Property Trust	BNP Paribas SA	26,979,638	06/16/26	0.20%	1D OBFR01	Monthly	(786,537)
Cardinal Health, Inc.	Bank of America N.A.	31,510,788	02/15/28	0.20%	1D OBFR01	Monthly	1,084,572
Carnival Corp.	BNP Paribas SA	21,691,968	06/16/26	0.20%	1D OBFR01	Monthly	3,894,363
Carnival Corp.	Goldman Sachs Bank USA	27,239,584	08/18/26	0.20%	1D FEDL01	Monthly	4,890,328
Centene Corp.	Barclays Bank PLC	14,079,030	01/23/26	0.20%	1D OBFR01	Monthly	166,594
CF Industries Holdings, Inc.	Morgan Stanley & Co. International PLC	26,475,140	10/03/28	0.20%	1D FEDL01	Monthly	(1,108,072)
Charter Communications, Inc., Class A	Barclays Bank PLC	33,745,392	01/23/26	0.20%	1D OBFR01	Monthly	1,395,098
Cheniere Energy, Inc.	Bank of America N.A.	5,831,000	02/15/28	0.20%	1D OBFR01	Monthly	12,019
Chevron Corp.	Citibank N.A.	35,706,366	02/24/28	0.10%	1D OBFR01	Monthly	(892,294)
Chord Energy Corp.	Barclays Bank PLC	6,827,931	01/23/26	0.20%	1D OBFR01	Monthly	(153,416)
Chubb Ltd.	Bank of America N.A.	30,796,381	02/15/28	0.20%	1D OBFR01	Monthly	353,734
Church & Dwight Co., Inc.	Bank of America N.A.	28,937,723	02/15/28	0.20%	1D OBFR01	Monthly	(497,141)
Cisco Systems, Inc.	SG Americas Securities LLC	16,087,837	08/12/25	0.20%	1D OBFR01	Monthly	849,555
Clorox Co.	HSBC Bank PLC	36,533,505	02/09/28	0.20%	1D OBFR01	Monthly	(2,016,142)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Coca-Cola Consolidated, Inc.	Barclays Bank PLC	$ 32,997,469	01/23/26	0.20%	1D OBFR01	Monthly	$ 862,738
Colgate-Palmolive Co.	Barclays Bank PLC	17,429,441	01/23/26	0.20%	1D OBFR01	Monthly	415,501
Comcast Corp., Class A	Bank of America N.A.	31,218,056	02/15/28	0.20%	1D OBFR01	Monthly	515,707
Conagra Brands, Inc.	Bank of America N.A.	17,834,210	02/15/28	0.20%	1D OBFR01	Monthly	(903,637)
Consolidated Edison, Inc.	Bank of America N.A.	12,802,623	02/15/28	0.20%	1D OBFR01	Monthly	(42,919)
Constellation Brands, Inc., Class A	Bank of America N.A.	3,835,776	02/15/28	0.20%	1D OBFR01	Monthly	15,185
Corteva, Inc.	Morgan Stanley & Co. International PLC	10,591,529	10/03/28	0.20%	1D FEDL01	Monthly	15,357
CRH PLC	Morgan Stanley & Co. International PLC	34,606,863	10/03/28	0.20%	1D FEDL01	Monthly	719,613
Crocs, Inc.	Barclays Bank PLC	33,884,663	01/23/26	0.20%	1D OBFR01	Monthly	1,360,676
Crown Castle, Inc.	Goldman Sachs Bank USA	4,221,972	08/18/26	0.20%	1D FEDL01	Monthly	146,210
Crown Holdings, Inc.	Morgan Stanley & Co. International PLC	10,724,822	10/03/28	0.20%	1D FEDL01	Monthly	(122,516)
CVS Health Corp.	Barclays Bank PLC	26,169,136	01/23/26	0.20%	1D OBFR01	Monthly	763,277
CVS Health Corp.	Goldman Sachs Bank USA	5,733,707	08/18/26	0.20%	1D FEDL01	Monthly	151,805
Darden Restaurants, Inc.	HSBC Bank PLC	31,148,187	02/09/28	0.20%	1D OBFR01	Monthly	(245,272)
DaVita, Inc.	Barclays Bank PLC	29,617,956	01/23/26	0.20%	1D OBFR01	Monthly	1,327,312
DaVita, Inc.	Morgan Stanley & Co. International PLC	33,981,245	10/03/28	0.20%	1D FEDL01	Monthly	1,522,850
Deere & Co.	Bank of America N.A.	14,301,178	02/15/28	0.20%	1D OBFR01	Monthly	(89,900)
Delta Air Lines, Inc.	BNP Paribas SA	30,503,120	06/16/26	0.20%	1D OBFR01	Monthly	(172,682)
Delta Air Lines, Inc.	Goldman Sachs Bank USA	8,402,552	08/18/26	0.20%	1D FEDL01	Monthly	79,080
Devon Energy Corp.	BNP Paribas SA	31,283,082	06/16/26	0.20%	1D OBFR01	Monthly	(2,539,153)
Dominion Energy, Inc.	Barclays Bank PLC	29,548,735	01/23/26	0.20%	1D OBFR01	Monthly	360,575
Dow, Inc.	Barclays Bank PLC	13,634,791	01/23/26	0.20%	1D OBFR01	Monthly	(215,971)
DuPont de Nemours, Inc.	Bank of America N.A.	34,897,601	02/15/28	0.20%	1D OBFR01	Monthly	313,144
Eagle Materials, Inc.	SG Americas Securities LLC	27,241,301	08/12/25	0.20%	1D OBFR01	Monthly	33,848
Eastman Chemical Co.	Barclays Bank PLC	22,847,808	01/23/26	0.20%	1D OBFR01	Monthly	(105,550)
Electronic Arts, Inc.	Barclays Bank PLC	4,598,484	01/23/26	0.20%	1D OBFR01	Monthly	157,542
EQT Corp.	Citibank N.A.	1,888,382	02/24/28	0.20%	1D OBFR01	Monthly	(33,397)
Equinix, Inc.	Barclays Bank PLC	19,300,789	01/23/26	0.20%	1D OBFR01	Monthly	(1,440,897)
Equity Residential	Barclays Bank PLC	190,882	01/23/26	0.20%	1D OBFR01	Monthly	(4,339)
Essex Property Trust, Inc.	Citibank N.A.	709,356	02/24/28	0.20%	1D OBFR01	Monthly	(5,957)
Eversource Energy	HSBC Bank PLC	33,782,151	02/09/28	0.20%	1D OBFR01	Monthly	(1,039,609)
Exelon Corp.	Bank of America N.A.	2,615,027	02/15/28	0.20%	1D OBFR01	Monthly	37,023
Exelon Corp.	Barclays Bank PLC	26,191,598	01/23/26	0.20%	1D OBFR01	Monthly	133,383
Exelon Corp.	Morgan Stanley & Co. International PLC	3,664,224	10/03/28	0.20%	1D FEDL01	Monthly	18,660
Expedia Group, Inc.	Bank of America N.A.	16,115,648	02/15/28	0.20%	1D OBFR01	Monthly	398,461
Fair Isaac Corp.	Bank of America N.A.	15,443,227	02/15/28	0.00%	1D OBFR01	Monthly	3,035
Federal Realty Investment Trust	HSBC Bank PLC	35,644,925	02/09/28	0.20%	1D OBFR01	Monthly	(648,424)
FedEx Corp.	Bank of America N.A.	1,994,669	02/15/28	0.20%	1D OBFR01	Monthly	4,750
FedEx Corp.	Barclays Bank PLC	30,869,946	01/23/26	0.20%	1D OBFR01	Monthly	(258,563)
Fiserv, Inc.	Barclays Bank PLC	35,857,229	01/23/26	0.20%	1D OBFR01	Monthly	393,181
Fiserv, Inc.	Citibank N.A.	31,292,896	02/24/28	0.20%	1D OBFR01	Monthly	343,132
Flex, Ltd.	Bank of America N.A.	14,448,146	02/15/28	0.20%	1D OBFR01	Monthly	1,977,530
Fortune Brands Innovations, Inc.	BNP Paribas SA	2,674,715	06/16/26	0.20%	1D OBFR01	Monthly	9,916
Fox Corp., Class A	Morgan Stanley & Co. International PLC	35,218,464	10/03/28	0.20%	1D FEDL01	Monthly	(25,120)
Gap, Inc.	Bank of America N.A.	29,620,022	02/15/28	0.20%	1D OBFR01	Monthly	909,878
Gap, Inc.	Barclays Bank PLC	34,064,978	01/23/26	0.20%	1D OBFR01	Monthly	604,045
Gartner, Inc.	Bank of America N.A.	35,284,866	02/15/28	0.20%	1D OBFR01	Monthly	(389,362)
Gen Digital, Inc.	Citibank N.A.	33,927,051	02/24/28	0.20%	1D OBFR01	Monthly	689,656
General Mills, Inc.	Bank of America N.A.	242,191	02/15/28	0.20%	1D OBFR01	Monthly	6,912
General Motors Co.	BNP Paribas SA	29,846,897	06/16/26	0.20%	1D OBFR01	Monthly	10,680
Gilead Sciences Inc.	Barclays Bank PLC	33,436,258	01/23/26	0.20%	1D OBFR01	Monthly	1,473,601
Global Payments Inc.	Barclays Bank PLC	23,309,785	01/23/26	0.20%	1D OBFR01	Monthly	1,057,113
GoDaddy, Inc., Class A	Bank of America N.A.	17,408,041	02/15/28	0.20%	1D OBFR01	Monthly	142,407
H&R Block, Inc.	Barclays Bank PLC	20,098,081	01/23/26	0.20%	1D OBFR01	Monthly	(83,651)
H&R Block, Inc.	BNP Paribas SA	29,371,464	06/16/26	0.20%	1D OBFR01	Monthly	23,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Halliburton Co.	BNP Paribas SA	$ 37,588,634	06/16/26	0.20%	1D OBFR01	Monthly	$ (3,969,134)
Halliburton Co.	Morgan Stanley & Co. International PLC	29,933,663	10/03/28	0.20%	1D FEDL01	Monthly	(558,400)
Hartford Insurance Group, Inc.	Barclays Bank PLC	16,504,224	01/23/26	0.20%	1D OBFR01	Monthly	(72,529)
Hilton Worldwide Holdings Inc.	Morgan Stanley & Co. International PLC	1,088,342	10/03/28	0.20%	1D FEDL01	Monthly	60,382
Honeywell International, Inc.	Bank of America N.A.	31,825,038	02/15/28	0.20%	1D OBFR01	Monthly	1,248,347
Host Hotels & Resorts, Inc.	Barclays Bank PLC	29,652,205	01/23/26	0.20%	1D OBFR01	Monthly	(770,920)
Host Hotels & Resorts, Inc.	BNP Paribas SA	17,877,099	06/16/26	0.20%	1D OBFR01	Monthly	(320,050)
HP, Inc.	Bank of America N.A.	29,868,572	02/15/28	0.20%	1D OBFR01	Monthly	(73,088)
HP, Inc.	Bank of America N.A.	677,712	02/15/28	0.20%	1D OBFR01	Monthly	(7,606)
Illumina, Inc.	HSBC Bank PLC	14,667,803	02/09/28	0.20%	1D OBFR01	Monthly	1,800,249
IQVIA Holdings, Inc.	BNP Paribas SA	378,537	06/16/26	0.00%	1D OBFR01	Monthly	(6)
JB Hunt Transport Services, Inc.	Barclays Bank PLC	30,134,686	01/23/26	0.20%	1D OBFR01	Monthly	155,580
Johnson Controls International PLC	Citibank N.A.	26,688,414	02/24/28	0.20%	1D OBFR01	Monthly	489,091
Johnson Controls International PLC	HSBC Bank PLC	23,947,903	02/09/28	0.20%	1D OBFR01	Monthly	451,479
KB Home	Morgan Stanley & Co. International PLC	1,399,970	10/03/28	0.20%	1D FEDL01	Monthly	(9,190)
Keysight Technologies Inc.	Goldman Sachs Bank USA	11,254,699	08/18/26	0.20%	1D FEDL01	Monthly	88,018
Kimberly-Clark Corp.	Bank of America N.A.	246,650	02/15/28	0.20%	1D OBFR01	Monthly	(1,960)
Kinder Morgan, Inc.	HSBC Bank PLC	3,288,555	02/09/28	0.20%	1D OBFR01	Monthly	213,925
Kinder Morgan, Inc.	HSBC Bank PLC	354,141	02/09/28	0.20%	1D OBFR01	Monthly	23,472
Kinross Gold Corp.	Bank of America N.A.	9,814,398	02/15/28	0.20%	1D OBFR01	Monthly	(90,366)
Kroger Co.	Barclays Bank PLC	31,147,488	01/23/26	0.20%	1D OBFR01	Monthly	(955,470)
Lamb Weston Holdings, Inc.	BNP Paribas SA	10,175,019	06/16/26	0.20%	1D OBFR01	Monthly	(633,063)
Las Vegas Sands Corp.	BNP Paribas SA	15,547,681	06/16/26	0.20%	1D OBFR01	Monthly	317,196
Lincoln National Corp.	Barclays Bank PLC	10,399,509	01/23/26	0.20%	1D OBFR01	Monthly	564,020
Lincoln National Corp.	Barclays Bank PLC	29,514,698	01/23/26	0.20%	1D OBFR01	Monthly	1,600,736
Linde PLC	Citibank N.A.	22,851,414	02/24/28	0.20%	1D OBFR01	Monthly	468,709
Lithia Motors, Inc.	Morgan Stanley & Co. International PLC	35,834,813	10/03/28	0.20%	1D FEDL01	Monthly	223,080
Lowe’s Cos., Inc.	Barclays Bank PLC	12,786,126	01/23/26	0.20%	1D OBFR01	Monthly	193,047
Lowe’s Cos., Inc.	BNP Paribas SA	3,204,466	06/16/26	0.20%	1D OBFR01	Monthly	85,866
Manulife Financial Corp.	Morgan Stanley & Co. International PLC	34,010,964	10/03/28	0.20%	1D FEDL01	Monthly	656,879
Marathon Petroleum Corp.	SG Americas Securities LLC	9,785,468	08/12/25	0.20%	1D OBFR01	Monthly	1,235
Marvell Technology, Inc.	Morgan Stanley & Co. International PLC	2,886,621	10/03/28	0.20%	1D FEDL01	Monthly	269,983
MasTec, Inc.	Barclays Bank PLC	4,745,847	01/23/26	0.20%	1D OBFR01	Monthly	116,692
Match Group, Inc.	Bank of America N.A.	33,702,857	02/15/28	0.20%	1D OBFR01	Monthly	109,460
McDonald’s Corp.	Bank of America N.A.	7,368,865	02/15/28	0.20%	1D OBFR01	Monthly	91,112
McDonald’s Corp.	Barclays Bank PLC	29,410,889	01/23/26	0.20%	1D OBFR01	Monthly	269,200
McKesson Corp.	Goldman Sachs Bank USA	29,809,626	08/18/26	0.20%	1D FEDL01	Monthly	547,251
Merck & Co., Inc.	Bank of America N.A.	6,503,112	02/15/28	0.20%	1D OBFR01	Monthly	(144,585)
MetLife, Inc.	BNP Paribas SA	13,320,474	06/16/26	0.20%	1D OBFR01	Monthly	343,206
MGM Resorts International	Barclays Bank PLC	2,511,100	01/23/26	0.20%	1D OBFR01	Monthly	72,071
MGM Resorts International	BNP Paribas SA	4,166,464	06/16/26	0.20%	1D OBFR01	Monthly	1,123
Mid-America Apartment Communities, Inc.	Bank of America N.A.	3,310,440	02/15/28	0.20%	1D OBFR01	Monthly	6,464
Mohawk Industries, Inc.	BNP Paribas SA	26,468,891	06/16/26	0.20%	1D OBFR01	Monthly	454,545
Moody’s Corp.	Barclays Bank PLC	10,499,848	01/23/26	0.20%	1D OBFR01	Monthly	558,205
Motorola Solutions, Inc.	HSBC Bank PLC	30,535,074	02/09/28	0.20%	1D OBFR01	Monthly	568,875
Motorola Solutions, Inc.	SG Americas Securities LLC	34,453,086	08/12/25	0.20%	1D OBFR01	Monthly	641,869
MSCI, Inc.	HSBC Bank PLC	35,485,452	02/09/28	0.20%	1D OBFR01	Monthly	1,191,752
Murphy USA, Inc.	Barclays Bank PLC	36,183,670	01/23/26	0.20%	1D OBFR01	Monthly	(1,566,617)
NetApp, Inc.	Barclays Bank PLC	3,246,446	01/23/26	0.20%	1D OBFR01	Monthly	70,988
Netflix, Inc.	Bank of America N.A.	29,837,272	02/15/28	0.20%	1D OBFR01	Monthly	2,770,543
New Gold, Inc.	Barclays Bank PLC	2,506,220	01/23/26	0.20%	1D OBFR01	Monthly	10,167
Newmont Corp.	BNP Paribas SA	30,934,021	06/16/26	0.20%	1D OBFR01	Monthly	74,514
Newmont Corp.	Citibank N.A.	36,183,491	02/24/28	0.20%	1D OBFR01	Monthly	(730,242)
Norwegian Cruise Line Holdings Ltd.	BNP Paribas SA	29,982,662	06/16/26	0.20%	1D OBFR01	Monthly	2,796,227

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
NRG Energy, Inc.	HSBC Bank PLC	$ 5,845,695	02/09/28	0.20%	1D OBFR01	Monthly	$ (15,838)
NRG Energy, Inc.	SG Americas Securities LLC	8,391,545	08/12/25	0.20%	1D OBFR01	Monthly	220,681
Omega Healthcare Investors, Inc.	BNP Paribas SA	14,541,657	06/16/26	0.20%	1D OBFR01	Monthly	233,828
Omnicom Group, Inc.	HSBC Bank PLC	21,627,146	02/09/28	0.20%	1D OBFR01	Monthly	112,331
Omnicom Group, Inc.	SG Americas Securities LLC	676,004	08/12/25	0.20%	1D OBFR01	Monthly	3,685
OneMain Holdings, Inc.	Bank of America N.A.	10,116,367	02/15/28	0.20%	1D OBFR01	Monthly	732,671
O’Reilly Automotive, Inc.	Goldman Sachs Bank USA	5,895,852	08/18/26	0.20%	1D FEDL01	Monthly	97,522
Otis Worldwide Corp.	Citibank N.A.	34,603,285	02/24/28	0.20%	1D OBFR01	Monthly	1,095,999
Ovintiv, Inc.	BNP Paribas SA	13,468,414	06/16/26	0.20%	1D OBFR01	Monthly	(1,089,835)
Owens Corning	Bank of America N.A.	10,604,496	02/15/28	0.20%	1D OBFR01	Monthly	80,808
Packaging Corp. of America	Goldman Sachs Bank USA	30,018,611	08/19/26	0.20%	1D FEDL01	Monthly	(160,027)
Pan American Silver Corp.	HSBC Bank PLC	3,874,142	02/09/28	0.20%	1D OBFR01	Monthly	(41)
PayPal Holdings, Inc.	BNP Paribas SA	19,339,417	06/16/26	0.20%	1D OBFR01	Monthly	774,920
PepsiCo, Inc.	Barclays Bank PLC	34,211,485	01/23/26	0.20%	1D OBFR01	Monthly	784,132
Phillips 66	Goldman Sachs Bank USA	867,442	08/18/26	0.20%	1D FEDL01	Monthly	(30,313)
Pilgrim’s Pride Corp.	Morgan Stanley & Co. International PLC	35,051,306	10/03/28	0.20%	1D FEDL01	Monthly	(798,766)
Post Holdings, Inc.	Barclays Bank PLC	14,817,673	01/23/26	0.20%	1D OBFR01	Monthly	(296,076)
Principal Financial Group, Inc.	Bank of America N.A.	18,302,100	02/15/28	0.20%	1D OBFR01	Monthly	644,020
Procter & Gamble, Co.	Morgan Stanley & Co. International PLC	34,337,715	10/03/28	0.20%	1D FEDL01	Monthly	(364,637)
Prudential Financial, Inc.	BNP Paribas SA	5,385,416	06/16/26	0.20%	1D OBFR01	Monthly	128,298
Quest Diagnostics, Inc.	Citibank N.A.	29,544,307	02/24/28	0.20%	1D OBFR01	Monthly	79,733
Ralph Lauren Corp., Class A	Citibank N.A.	2,429,810	02/24/28	0.20%	1D OBFR01	Monthly	33,499
Raymond James Financial, Inc.	Barclays Bank PLC	17,787,919	01/23/26	0.20%	1D OBFR01	Monthly	283,975
Regal Rexnord Corp.	Barclays Bank PLC	34,740,211	01/23/26	0.20%	1D OBFR01	Monthly	973,150
Reinsurance Group of America, Inc.	SG Americas Securities LLC	30,737,454	08/12/25	0.20%	1D OBFR01	Monthly	(732,132)
Rexford Industrial Realty Inc.	BNP Paribas SA	4,135,031	06/16/26	0.20%	1D OBFR01	Monthly	(88,730)
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC	4,847,112	10/03/28	0.20%	1D FEDL01	Monthly	125,141
Ross Stores, Inc.	Bank of America N.A.	17,464,017	02/15/28	0.20%	1D OBFR01	Monthly	(458,878)
RTX Corp.	Citibank N.A.	18,308,825	02/24/28	0.20%	1D OBFR01	Monthly	53,774
Ryder System, Inc.	Barclays Bank PLC	17,460,371	01/23/26	0.20%	1D OBFR01	Monthly	595,033
Ryman Hospitality Properties, Inc.	Bank of America N.A.	30,896,153	02/15/28	0.20%	1D OBFR01	Monthly	308,235
Ryman Hospitality Properties, Inc.	Barclays Bank PLC	3,328,388	01/23/26	0.20%	1D OBFR01	Monthly	(73,561)
S&P Global, Inc.	Barclays Bank PLC	32,678,426	01/23/26	0.20%	1D OBFR01	Monthly	803,434
SBA Communications Corp., Class A	Bank of America N.A.	19,880,450	02/15/28	0.20%	1D OBFR01	Monthly	323,775
Schlumberger NV	BNP Paribas SA	36,661,187	06/16/26	0.20%	1D OBFR01	Monthly	(2,096,935)
Scotts Miracle-Gro Co.	Barclays Bank PLC	18,722,604	01/23/26	0.20%	1D OBFR01	Monthly	657,829
Sempra	Morgan Stanley & Co. International PLC	26,442,373	10/03/28	0.20%	1D FEDL01	Monthly	(6,978)
Service Corporation International	Morgan Stanley & Co. International PLC	33,861,118	10/03/28	0.20%	1D FEDL01	Monthly	828,795
Simon Property Group, Inc.	Barclays Bank PLC	2,309,046	01/23/26	0.20%	1D OBFR01	Monthly	24,385
Simon Property Group, Inc.	BNP Paribas SA	2,639,419	06/16/26	0.20%	1D OBFR01	Monthly	48,488
Sirius XM Holdings Inc.	Bank of America N.A.	4,700,782	02/15/28	0.20%	1D OBFR01	Monthly	239,927
SLM Corp.	Citibank N.A.	3,333,290	02/24/28	0.20%	1D OBFR01	Monthly	109,562
Smurfit WestRock PLC	HSBC Bank PLC	33,089,889	02/09/28	0.20%	1D OBFR01	Monthly	(414,163)
Southern Copper Corp.	SG Americas Securities LLC	33,520,526	08/12/25	0.20%	1D OBFR01	Monthly	1,466,285
SS&C Technologies Holdings, Inc.	Citibank N.A.	34,886,744	02/24/28	0.20%	1D OBFR01	Monthly	876,812
Stanley Black & Decker Inc.	Bank of America N.A.	34,509,480	02/15/28	0.20%	1D OBFR01	Monthly	1,075,462
Sun Communities, Inc.	HSBC Bank PLC	35,109,047	02/09/28	0.20%	1D OBFR01	Monthly	384,426
Targa Resources Corp.	HSBC Bank PLC	21,396,478	02/09/28	0.20%	1D OBFR01	Monthly	1,482,508
Targa Resources Corp.	Morgan Stanley & Co. International PLC	19,654,595	10/03/28	0.20%	1D FEDL01	Monthly	1,115,586
TC Energy Corp.	Barclays Bank PLC	34,123,082	01/23/26	0.20%	1D OBFR01	Monthly	1,114,373
Teledyne Technologies, Inc.	Barclays Bank PLC	10,958,321	01/23/26	0.20%	1D OBFR01	Monthly	371,414
Tenet Healthcare Corp.	Citibank N.A.	35,465,479	02/24/28	0.20%	1D OBFR01	Monthly	1,442,777
The Cigna Group	SG Americas Securities LLC	15,753,180	08/12/25	0.20%	1D OBFR01	Monthly	926,234
TJX Cos, Inc.	HSBC Bank PLC	30,078,347	02/09/28	0.20%	1D OBFR01	Monthly	(462,851)
T-Mobile U.S., Inc.	BNP Paribas SA	30,418,863	06/16/26	0.20%	1D OBFR01	Monthly	1,000,722
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
T-Mobile U.S., Inc.	Citibank N.A.	$ 25,560,899	02/24/28	0.20%	1D OBFR01	Monthly	$ 1,270,275
Toll Brothers, Inc.	BNP Paribas SA	4,068,700	06/16/26	0.20%	1D OBFR01	Monthly	211,517
Toll Brothers, Inc.	SG Americas Securities LLC	24,493,034	08/12/25	0.20%	1D OBFR01	Monthly	1,026,319
TopBuild Corp.	Bank of America N.A.	19,238,075	02/15/28	0.20%	1D OBFR01	Monthly	1,491,969
Twilio, Inc., Class A	Bank of America N.A.	34,687,508	02/15/28	0.20%	1D OBFR01	Monthly	2,286,337
Tyson Foods, Inc., Class A	Barclays Bank PLC	14,519,115	01/23/26	0.20%	1D OBFR01	Monthly	218,669
Tyson Foods, Inc., Class A	SG Americas Securities LLC	364,042	08/12/25	0.20%	1D OBFR01	Monthly	1,749
Uber Technologies Inc.	Barclays Bank PLC	18,130,633	01/23/26	0.20%	1D OBFR01	Monthly	1,714,370
UDR, Inc.	Goldman Sachs Bank USA	2,707,066	08/18/26	0.20%	1D FEDL01	Monthly	(16,573)
Union Pacific Corp.	BNP Paribas SA	31,496,155	06/16/26	0.20%	1D OBFR01	Monthly	761,291
United Airlines Holdings, Inc.	BNP Paribas SA	4,035,256	06/16/26	0.20%	1D OBFR01	Monthly	21,176
United Parcel Service, Inc., Class B	HSBC Bank PLC	31,547,212	02/09/28	0.20%	1D OBFR01	Monthly	517,792
United Rentals, Inc.	Morgan Stanley & Co. International PLC	7,494,741	10/03/28	0.20%	1D FEDL01	Monthly	331,578
UnitedHealth Group, Inc.	HSBC Bank PLC	29,591,647	02/09/28	0.20%	1D OBFR01	Monthly	856,937
Universal Health Services, Inc., Class B	SG Americas Securities LLC	30,284,879	08/12/25	0.20%	1D OBFR01	Monthly	635,796
Vail Resorts, Inc.	HSBC Bank PLC	35,114,091	02/09/28	0.20%	1D OBFR01	Monthly	327,052
Valero Energy Corp.	Bank of America N.A.	12,769,579	02/15/28	0.20%	1D OBFR01	Monthly	(283,843)
VeriSign, Inc.	BNP Paribas SA	35,377,853	06/16/26	0.20%	1D OBFR01	Monthly	971,670
Verisk Analytics, Inc.	Barclays Bank PLC	34,395,669	01/23/26	0.20%	1D OBFR01	Monthly	352,156
Verizon Communications, Inc.	SG Americas Securities LLC	29,107,099	08/12/25	0.20%	1D OBFR01	Monthly	720,427
Vistra Corp.	Barclays Bank PLC	21,897,946	01/23/26	0.20%	1D OBFR01	Monthly	828,796
Vistra Corp.	BNP Paribas SA	21,319,289	06/16/26	0.20%	1D OBFR01	Monthly	1,941,012
Walmart, Inc.	HSBC Bank PLC	29,994,231	02/09/28	0.20%	1D OBFR01	Monthly	111,644
Walt Disney Co.	Barclays Bank PLC	30,195,574	01/23/26	0.20%	1D OBFR01	Monthly	1,605,302
WEC Energy Group, Inc.	BNP Paribas SA	29,538,919	06/16/26	0.20%	1D OBFR01	Monthly	14,181
WESCO International, Inc.	Bank of America N.A.	13,992,549	02/15/28	0.20%	1D OBFR01	Monthly	724,739
Weyerhaeuser Co.	Barclays Bank PLC	4,623,697	01/23/26	0.20%	1D OBFR01	Monthly	(154,819)
Weyerhaeuser Co.	Citibank N.A.	12,563,755	02/24/28	0.20%	1D OBFR01	Monthly	(420,683)
Willis Towers Watson PLC	Bank of America N.A.	3,938,930	02/15/28	0.20%	1D OBFR01	Monthly	68,558
Workday, Inc., Class A	Barclays Bank PLC	34,412,935	01/23/26	0.20%	1D OBFR01	Monthly	467,705
WP Carey, Inc.	Barclays Bank PLC	916,197	01/23/26	0.20%	1D OBFR01	Monthly	(30,526)
Wynn Resorts Ltd.	Morgan Stanley & Co. International PLC	34,291,323	10/03/28	0.20%	1D FEDL01	Monthly	1,517,687
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	34,669,959	10/03/28	0.20%	1D FEDL01	Monthly	1,664,962
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	29,836,542	10/03/28	0.20%	1D FEDL01	Monthly	1,432,846
Zebra Technologies Corp., Class A	BNP Paribas SA	34,395,866	06/16/26	0.20%	1D OBFR01	Monthly	1,795,730
Zoetis, Inc.	Bank of America N.A.	35,928,520	02/15/28	0.20%	1D OBFR01	Monthly	(1,806,816)
Total long positions of equity swaps							76,086,579
Short Contracts(b)
3M Co.	Bank of America N.A.	(486,420)	02/15/28	(0.15)%	1D OBFR01	Monthly	(24,041)
Advance Auto Parts, Inc.	BNP Paribas SA	(9,525,491)	06/16/26	(0.15)%	1D OBFR01	Monthly	387,231
Advanced Micro Devices, Inc.	BNP Paribas SA	(26,225,030)	06/16/26	0.05%	1D OBFR01	Monthly	(2,671,770)
AGCO Corp.	Barclays Bank PLC	(34,815,739)	01/23/26	(0.20)%	1D OBFR01	Monthly	(903,720)
Air Products and Chemicals, Inc.	BNP Paribas SA	(4,896,013)	06/16/26	0.08%	1D OBFR01	Monthly	(40,883)
Albemarle Corp.	Barclays Bank PLC	(11,649,458)	01/23/26	(0.38)%	1D OBFR01	Monthly	(977,168)
Albemarle Corp.	Goldman Sachs Bank USA	(21,577,782)	08/19/26	(0.15)%	1D FEDL01	Monthly	(720,142)
Ally Financial, Inc.	Bank of America N.A.	(30,054,437)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,912,257)
Amazon.com, Inc.	Citibank N.A.	(35,803,570)	02/24/28	0.00%	1D OBFR01	Monthly	—
Amcor PLC	BNP Paribas SA	(1,661,074)	06/16/26	(0.15)%	1D OBFR01	Monthly	—
American Airlines Group, Inc.	Barclays Bank PLC	(30,692,471)	01/23/26	(0.20)%	1D OBFR01	Monthly	(901,063)
American Express Co.	Bank of America N.A.	(33,574,033)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,825,413)
American Express Co.	Bank of America N.A.	(6,518,429)	02/15/28	(0.15)%	1D OBFR01	Monthly	(531,029)
Amgen, Inc.	BNP Paribas SA	(9,363,234)	06/16/26	0.08%	1D OBFR01	Monthly	462,298
Amphenol Corp., Class A	Morgan Stanley & Co. International PLC	(35,531,965)	10/03/28	(0.15)%	1D FEDL01	Monthly	(1,305,636)
APA Corp.	Barclays Bank PLC	(35,018,383)	01/23/26	(0.15)%	1D OBFR01	Monthly	154,131

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Apollo Global Management, Inc.	HSBC Bank PLC	$ (34,288,381)	02/09/28	(0.15)%	1D OBFR01	Monthly	$ (2,144,402)
Aramark	Bank of America N.A.	(8,920,351)	02/15/28	(0.15)%	1D OBFR01	Monthly	(340,623)
Archer-Daniels-Midland., Co.	Barclays Bank PLC	(20,980,359)	01/23/26	(0.20)%	1D OBFR01	Monthly	10,285
Arrow Electronics, Inc.	BNP Paribas SA	(21,491,911)	06/16/26	0.08%	1D OBFR01	Monthly	(365,392)
Arthur J Gallagher & Co.	Bank of America N.A.	(19,025,035)	02/15/28	(0.15)%	1D OBFR01	Monthly	(227,942)
Arthur J Gallagher & Co.	BNP Paribas SA	(14,467,985)	06/16/26	(0.15)%	1D OBFR01	Monthly	(173,343)
Assurant, Inc.	BNP Paribas SA	(483,259)	06/16/26	(0.15)%	1D OBFR01	Monthly	(3,159)
AutoNation, Inc.	HSBC Bank PLC	(20,887,775)	02/09/28	(0.15)%	1D OBFR01	Monthly	(700,514)
Avis Budget Group, Inc.	Barclays Bank PLC	(19,703,292)	01/23/26	(0.25)%	1D OBFR01	Monthly	(2,955,494)
Ball Corp.	Barclays Bank PLC	(21,046,203)	01/23/26	(0.20)%	1D OBFR01	Monthly	230,643
Baxter International, Inc.	Bank of America N.A.	(9,205,626)	02/15/28	(0.15)%	1D OBFR01	Monthly	161,293
Baxter International, Inc.	HSBC Bank PLC	(7,183,213)	02/09/28	(0.15)%	1D OBFR01	Monthly	158,888
BCE, Inc.	Bank of America N.A.	(31,541,137)	02/15/28	(0.15)%	1D OBFR01	Monthly	292,743
BCE, Inc.	BNP Paribas SA	(3,206,132)	06/16/26	(0.15)%	1D OBFR01	Monthly	(48,291)
Boeing Co.	Bank of America N.A.	(29,785,671)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,161,700)
Boeing Co.	BNP Paribas SA	(34,463,148)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,280,365)
Booz Allen Hamilton Holdings, Corp., Class A	Barclays Bank PLC	(34,166,131)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,167,261)
Broadcom, Inc.	Barclays Bank PLC	(33,990,208)	01/23/26	0.20%	1D OBFR01	Monthly	(2,930,629)
Broadcom, Inc.	HSBC Bank PLC	(29,444,534)	02/09/28	0.01%	1D OBFR01	Monthly	(3,781,214)
Brookfield Corp., Class A	Bank of America N.A.	(34,538,026)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,959,102)
Brown-Forman Corp.	Bank of America N.A.	(27,684,697)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,056,286)
Bunge Global SA	Barclays Bank PLC	(17,805,489)	01/23/26	(0.20)%	1D OBFR01	Monthly	698,062
Caesars Entertainment, Inc.	BNP Paribas SA	(9,759,247)	06/16/26	0.13%	1D OBFR01	Monthly	(523,554)
Caesars Entertainment, Inc.	BNP Paribas SA	(5,461,592)	06/16/26	0.13%	1D OBFR01	Monthly	90,090
Canadian Natural Resources, Ltd.	Bank of America N.A.	(26,213,677)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,510,512
Canadian Natural Resources, Ltd.	Bank of America N.A.	(35,997,706)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,061,685
Canadian Natural Resources, Ltd.	BNP Paribas SA	(5,109,022)	06/16/26	(0.15)%	1D OBFR01	Monthly	294,397
Capital One Financial Corp.	Barclays Bank PLC	(34,662,118)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,911,539)
Capital One Financial Corp.	BNP Paribas SA	(6,814,728)	06/16/26	0.05%	1D OBFR01	Monthly	(522,088)
Capital One Financial Corp.	HSBC Bank PLC	(22,933,598)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,586,992)
Cardinal Health, Inc.	SG Americas Securities LLC	(11,770,518)	08/12/25	(0.15)%	1D OBFR01	Monthly	(1,101,810)
Carlisle Cos, Inc.	Bank of America N.A.	(206,715)	02/15/28	(0.15)%	1D OBFR01	Monthly	(8,364)
Caterpillar, Inc.	BNP Paribas SA	(19,261,164)	06/16/26	(0.15)%	1D OBFR01	Monthly	(447,870)
Caterpillar, Inc.	HSBC Bank PLC	(4,340,048)	02/09/28	(0.15)%	1D OBFR01	Monthly	(14,116)
CBRE Group, Inc., Class A	BNP Paribas SA	(890,539)	06/16/26	(0.15)%	1D OBFR01	Monthly	(13,796)
CDW Corp.	HSBC Bank PLC	(35,274,395)	02/09/28	(0.15)%	1D OBFR01	Monthly	(255,372)
Celanese Corp., Class A	Bank of America N.A.	(22,577,998)	02/15/28	(0.15)%	1D OBFR01	Monthly	365,327
Cencora, Inc.	Barclays Bank PLC	(21,065,787)	01/23/26	(0.20)%	1D OBFR01	Monthly	(482,933)
Cenovus Energy, Inc.	Bank of America N.A.	(3,397,862)	02/15/28	(0.05)%	1D OBFR01	Monthly	243,533
Cenovus Energy, Inc.	BNP Paribas SA	(2,545,087)	06/16/26	(0.65)%	1D OBFR01	Monthly	110,769
CenterPoint Energy, Inc.	BNP Paribas SA	(33,307,254)	06/16/26	(0.15)%	1D OBFR01	Monthly	(731,474)
Charles River Laboratories International, Inc.	BNP Paribas SA	(491,010)	06/16/26	(0.15)%	1D OBFR01	Monthly	(12,734)
Charter Communications, Inc., Class A	Morgan Stanley & Co. International PLC	(12,417,305)	10/03/28	(0.15)%	1D FEDL01	Monthly	(513,355)
Cleveland-Cliffs, Inc.	Barclays Bank PLC	(29,215,048)	01/23/26	(0.20)%	1D OBFR01	Monthly	(2,855,189)
Cleveland-Cliffs, Inc.	BNP Paribas SA	(35,774,089)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,481,316)
Coca-Cola Co.	Barclays Bank PLC	(34,611,683)	01/23/26	0.20%	1D OBFR01	Monthly	(501,259)
ConocoPhillips	BNP Paribas SA	(6,481,698)	06/16/26	0.05%	1D OBFR01	Monthly	321,675
Coterra Energy, Inc.	Bank of America N.A.	(12,672,260)	02/15/28	(0.15)%	1D OBFR01	Monthly	531,001
CSX Corp.	BNP Paribas SA	(579,112)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,245)
Cummins, Inc.	Barclays Bank PLC	(34,146,372)	01/23/26	0.08%	1D OBFR01	Monthly	(1,204,633)
D.R. Horton, Inc.	HSBC Bank PLC	(34,493,227)	02/09/28	0.01%	1D OBFR01	Monthly	(1,763,331)
D.R. Horton, Inc.	Morgan Stanley & Co. International PLC	(3,411,034)	10/03/28	(0.15)%	1D FEDL01	Monthly	(6,893)
D.R. Horton, Inc.	SG Americas Securities LLC	(27,256,264)	08/12/25	(0.01)%	1D OBFR01	Monthly	(1,393,370)
Danaher Corp.	Bank of America N.A.	(31,823,244)	02/15/28	(0.15)%	1D OBFR01	Monthly	564,910
Darden Restaurants, Inc.	BNP Paribas SA	(5,028,040)	06/16/26	0.07%	1D OBFR01	Monthly	128,292
Dell Technologies, Inc., Class C	Barclays Bank PLC	(28,692,554)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,028,506)
Dell Technologies, Inc., Class C	HSBC Bank PLC	(32,808,781)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,407,088)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Devon Energy Corp.	Barclays Bank PLC	$ (32,530,459)	01/23/26	(0.20)%	1D OBFR01	Monthly	$ 1,010,694
Diamondback Energy, Inc.	BNP Paribas SA	(1,184,859)	06/16/26	0.08%	1D OBFR01	Monthly	15,310
Dick’s Sporting Goods, Inc.	Morgan Stanley & Co. International PLC	(31,371,308)	10/03/28	(0.15)%	1D FEDL01	Monthly	(3,929,667)
Digital Realty Trust, Inc.	Bank of America N.A.	(30,529,105)	02/15/28	(0.15)%	1D OBFR01	Monthly	277,969
Dollar General Corp.	Barclays Bank PLC	(21,865,789)	01/23/26	(0.20)%	1D OBFR01	Monthly	108,425
Dollar Tree, Inc.	Morgan Stanley & Co. International PLC	(36,737,511)	10/03/28	(0.15)%	1D FEDL01	Monthly	537,301
Dow, Inc.	BNP Paribas SA	(12,994,910)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,738,606
Eastman Chemical Co.	Barclays Bank PLC	(583,203)	01/23/26	(0.20)%	1D OBFR01	Monthly	2,721
Ecolab, Inc.	BNP Paribas SA	(295,100)	06/16/26	(0.15)%	1D OBFR01	Monthly	(6,942)
Edison International	HSBC Bank PLC	(34,713,599)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,515,741)
Elevance Health, Inc.	BNP Paribas SA	(15,244,570)	06/16/26	(0.15)%	1D OBFR01	Monthly	(503,253)
Enbridge, Inc.	Barclays Bank PLC	(30,188,737)	01/23/26	(0.15)%	1D OBFR01	Monthly	(262,043)
Equity Residential	BNP Paribas SA	(30,327,366)	06/16/26	(0.15)%	1D OBFR01	Monthly	695,139
Estee Lauder Cos, Inc., Class A	Morgan Stanley & Co. International PLC	(20,435,574)	10/03/28	(0.15)%	1D FEDL01	Monthly	(510,695)
Estee Lauder Cos, Inc., Class A	SG Americas Securities LLC	(13,295,955)	08/12/25	0.05%	1D OBFR01	Monthly	(2,273,801)
FirstEnergy Corp.	BNP Paribas SA	(4,928,586)	06/16/26	0.05%	1D OBFR01	Monthly	(10,833)
FMC Corp.	Morgan Stanley & Co. International PLC	(35,223,455)	10/03/28	(0.15)%	1D FEDL01	Monthly	936,226
Ford Motor Co.	BNP Paribas SA	(36,097,582)	06/16/26	0.05%	1D OBFR01	Monthly	(781,774)
Ford Motor Co.	BNP Paribas SA	(31,037,916)	06/16/26	0.05%	1D OBFR01	Monthly	(672,196)
Freeport-McMoRan, Inc.	BNP Paribas SA	(5,697,950)	06/16/26	(0.15)%	1D OBFR01	Monthly	19,447
Freeport-McMoRan, Inc.	HSBC Bank PLC	(6,881,464)	02/09/28	(0.15)%	1D OBFR01	Monthly	51,021
FTAI Aviation, Ltd.	HSBC Bank PLC	(17,753,943)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,379,265
General Electric Co.	BNP Paribas SA	(265,049)	06/16/26	(0.15)%	1D OBFR01	Monthly	(6,755)
General Electric Co.	SG Americas Securities LLC	(29,215,109)	08/12/25	(0.11)%	1D OBFR01	Monthly	(862,456)
General Mills, Inc.	Barclays Bank PLC	(30,841,872)	01/23/26	(0.20)%	1D OBFR01	Monthly	895,692
General Motors Co.	BNP Paribas SA	(2,483,307)	06/16/26	0.08%	1D OBFR01	Monthly	3,024
Genuine Parts Co.	Barclays Bank PLC	(14,363,647)	01/23/26	(0.20)%	1D OBFR01	Monthly	(2,368)
Goodyear Tire & Rubber, Co.	Bank of America N.A.	(3,478,049)	02/15/28	(0.15)%	1D OBFR01	Monthly	100,955
Graphic Packaging Holding, Co.	BNP Paribas SA	(5,444,268)	06/16/26	(0.15)%	1D OBFR01	Monthly	86,335
HCA Healthcare, Inc.	Bank of America N.A.	(29,192,328)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,149,192)
HCA Healthcare, Inc.	BNP Paribas SA	(326,674)	06/16/26	0.05%	1D OBFR01	Monthly	(4,708)
HCA Healthcare, Inc.	Morgan Stanley & Co. International PLC	(34,013,222)	10/03/28	(0.15)%	1D FEDL01	Monthly	(393,372)
HEICO Corp.	BNP Paribas SA	(4,333,376)	06/16/26	0.13%	1D OBFR01	Monthly	(72,976)
Hewlett Packard Enterprise Co.	BNP Paribas SA	(1,349,269)	06/16/26	0.00%	1D OBFR01	Monthly	(165)
Hf Sinclair Corp.	Morgan Stanley & Co. International PLC	(35,617,021)	10/03/28	(0.15)%	1D FEDL01	Monthly	(60,795)
Hilton Worldwide Holdings Inc.	Bank of America N.A.	(29,017,865)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,227,812)
Home Depot, Inc.	Morgan Stanley & Co. International PLC	(29,788,669)	10/03/28	(0.15)%	1D FEDL01	Monthly	(807,806)
Honeywell International, Inc.	BNP Paribas SA	(9,152,732)	06/16/26	(0.15)%	1D OBFR01	Monthly	(359,019)
Howmet Aerospace, Inc.	Bank of America N.A.	(25,753,213)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,180,619)
Huntington Ingalls Industries, Inc.	BNP Paribas SA	(34,591,895)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,840,797)
Hyatt Hotels Corp., Class A	Barclays Bank PLC	(34,480,987)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,816,841)
Intel Corp.	HSBC Bank PLC	(15,347,953)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,401,669)
International Business Machines Corp.	Bank of America N.A.	(34,711,310)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,594,974)
International Business Machines Corp.	Citibank N.A.	(31,801,125)	02/24/28	(0.15)%	1D OBFR01	Monthly	(615,832)
International Paper Co.	Bank of America N.A.	(28,714,403)	02/15/28	(0.15)%	1D OBFR01	Monthly	(153,294)
Iron Mountain, Inc.	Barclays Bank PLC	(24,184,495)	01/23/26	(0.15)%	1D OBFR01	Monthly	112,650
Iron Mountain, Inc.	BNP Paribas SA	(7,149,493)	06/16/26	0.05%	1D OBFR01	Monthly	(35,022)
Jabil, Inc.	BNP Paribas SA	(3,811,490)	06/16/26	(0.15)%	1D OBFR01	Monthly	(78,978)
KB Home	Bank of America N.A.	(13,073,534)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,934
Keurig Dr Pepper, Inc.	Bank of America N.A.	(2,975,094)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,595
KKR & Co, Inc.	Bank of America N.A.	(33,260,002)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,595,574)
KLA Corp.	BNP Paribas SA	(6,036,656)	06/16/26	(0.15)%	1D OBFR01	Monthly	(63,334)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kohl’s Corp.	Bank of America N.A.	$ (302,888)	02/15/28	(5.44)%	1D OBFR01	Monthly	$ 15,263
Kohl’s Corp.	Barclays Bank PLC	(12,833,195)	01/23/26	(3.25)%	1D OBFR01	Monthly	(602,051)
Kohl’s Corp.	BNP Paribas SA	(2,063,643)	06/16/26	(3.38)%	1D OBFR01	Monthly	103,991
Kohl’s Corp.	Citibank N.A.	(1,139,630)	02/24/28	(3.58)%	1D OBFR01	Monthly	(53,464)
Kraft Heinz Co.	SG Americas Securities LLC	(29,034,181)	08/12/25	0.11%	1D OBFR01	Monthly	723,662
Lamb Weston Holdings, Inc.	BNP Paribas SA	(107,207)	06/16/26	(0.15)%	1D OBFR01	Monthly	6,670
Lennar Corp., Class A	Barclays Bank PLC	(30,679,469)	01/23/26	(0.15)%	1D OBFR01	Monthly	5,546
LKQ Corp.	HSBC Bank PLC	(36,058,638)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,993,560
Lyondellbasell Industries NV, Class A	SG Americas Securities LLC	(35,104,082)	08/12/25	(0.15)%	1D OBFR01	Monthly	372,171
Macy’s, Inc.	BNP Paribas SA	(37,626,374)	06/16/26	(0.15)%	1D OBFR01	Monthly	536,579
Macy’s, Inc.	BNP Paribas SA	(30,252,396)	06/16/26	(0.15)%	1D OBFR01	Monthly	560,230
Marathon Petroleum Corp.	BNP Paribas SA	(21,365,685)	06/16/26	(0.15)%	1D OBFR01	Monthly	85,832
Marriott International, Inc., Class A	Barclays Bank PLC	(35,139,836)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,210,755)
Marriott International, Inc., Class A	BNP Paribas SA	(29,534,564)	06/16/26	0.07%	1D OBFR01	Monthly	(1,752,079)
Marsh & McLennan Cos., Inc.	Citibank N.A.	(9,318,310)	02/24/28	(0.15)%	1D OBFR01	Monthly	19,988
Martin Marietta Materials Inc.	BNP Paribas SA	(18,199,749)	06/16/26	(0.15)%	1D OBFR01	Monthly	(206,880)
Mattel, Inc.	BNP Paribas SA	(1,612,558)	06/16/26	(0.15)%	1D OBFR01	Monthly	(50,430)
McKesson Corp.	Barclays Bank PLC	(36,162,239)	01/23/26	(0.20)%	1D OBFR01	Monthly	(548,573)
Medtronic PLC	BNP Paribas SA	(22,484,945)	06/16/26	(0.15)%	1D OBFR01	Monthly	85,655
Meritage Homes Corp.	Bank of America N.A.	(28,902,392)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,069,630)
MetLife, Inc.	Barclays Bank PLC	(16,195,070)	01/23/26	(0.20)%	1D OBFR01	Monthly	(160,669)
MetLife, Inc.	BNP Paribas SA	(5,600,149)	06/16/26	0.05%	1D OBFR01	Monthly	(100,262)
Microchip Technology, Inc.	Barclays Bank PLC	(33,680,118)	01/23/26	(0.20)%	1D OBFR01	Monthly	(879,082)
Micron Technology, Inc.	HSBC Bank PLC	(31,386,535)	02/09/28	0.01%	1D OBFR01	Monthly	(3,479,535)
Molina Healthcare, Inc.	Barclays Bank PLC	(8,467,516)	01/23/26	(0.20)%	1D OBFR01	Monthly	(196,608)
Mondelez International, Inc., Class A	Goldman Sachs Bank USA	(30,885,818)	08/18/26	0.20%	1D FEDL01	Monthly	(105,695)
Mondelez International, Inc., Class A	Goldman Sachs Bank USA	(34,220,039)	08/18/26	0.00%	1D FEDL01	Monthly	(117,105)
Mosaic Co.	Bank of America N.A.	(34,163,587)	02/15/28	(0.15)%	1D OBFR01	Monthly	(445,901)
Murphy Oil Corp.	Bank of America N.A.	(10,956,120)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,006,395
Murphy Oil Corp.	Barclays Bank PLC	(28,858,351)	01/23/26	(0.20)%	1D OBFR01	Monthly	1,029,046
Nasdaq Inc.	Barclays Bank PLC	(34,378,298)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,066,270)
Newell Brands, Inc.	Barclays Bank PLC	(17,248,456)	01/23/26	(0.20)%	1D OBFR01	Monthly	(392,010)
NextEra Energy, Inc.	Goldman Sachs Bank USA	(30,730,255)	08/19/26	(0.15)%	1D FEDL01	Monthly	1,815,992
Nutrien Ltd.	Bank of America N.A.	(1,693,704)	02/15/28	(0.15)%	1D OBFR01	Monthly	97,346
nVent Electric PLC	Bank of America N.A.	(35,213,939)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,425,564)
NXP Semiconductors NV	SG Americas Securities LLC	(24,753,717)	08/12/25	(0.15)%	1D OBFR01	Monthly	(628,485)
Occidental Petroleum Corp.	Barclays Bank PLC	(4,737,678)	01/23/26	(0.20)%	1D OBFR01	Monthly	209,126
Oracle Corp.	Bank of America N.A.	(34,813,442)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,333,749)
Oracle Corp.	BNP Paribas SA	(30,550,603)	06/16/26	0.05%	1D OBFR01	Monthly	(1,089,749)
Patterson-UTI Energy, Inc.	Bank of America N.A.	(4,615,258)	02/15/28	(0.15)%	1D OBFR01	Monthly	113,154
Performance Food Group Co.	HSBC Bank PLC	(16,979,676)	02/09/28	(0.15)%	1D OBFR01	Monthly	136,715
Pfizer, Inc.	Barclays Bank PLC	(20,723,688)	01/23/26	0.10%	1D OBFR01	Monthly	(181,106)
PG&E Corp.	HSBC Bank PLC	(31,066,241)	02/09/28	0.01%	1D OBFR01	Monthly	1,223,921
Philip Morris International, Inc.	Bank of America N.A.	(33,902,785)	02/15/28	(0.15)%	1D OBFR01	Monthly	214,563
Post Holdings, Inc.	HSBC Bank PLC	(7,896,705)	02/09/28	(0.15)%	1D OBFR01	Monthly	78,164
Prologis, Inc.	BNP Paribas SA	(1,677,501)	06/16/26	0.08%	1D OBFR01	Monthly	26,697
Prudential Financial, Inc.	Barclays Bank PLC	(16,634,429)	01/23/26	(0.20)%	1D OBFR01	Monthly	(289,842)
Prudential Financial, Inc.	Citibank N.A.	(7,345,853)	02/24/28	(0.15)%	1D OBFR01	Monthly	(127,996)
Prudential Financial, Inc.	HSBC Bank PLC	(7,868,775)	02/09/28	(0.15)%	1D OBFR01	Monthly	(120,463)
PulteGroup, Inc.	Barclays Bank PLC	(2,664,763)	01/23/26	(0.20)%	1D OBFR01	Monthly	(15,503)
Qorvo, Inc.	SG Americas Securities LLC	(24,959,826)	08/12/25	(0.15)%	1D OBFR01	Monthly	(1,175,811)
Quanta Services, Inc.	HSBC Bank PLC	(33,916,093)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,137,994)
Rocket Cos, Inc., Class A	SG Americas Securities LLC	(163,366)	08/12/25	(8.25)%	1D OBFR01	Monthly	(18,323)
Royal Caribbean Cruises Ltd.	BNP Paribas SA	(27,864,698)	06/16/26	(0.15)%	1D OBFR01	Monthly	(5,097,984)
Royalty Pharma PLC, Class A	Bank of America N.A.	(35,632,853)	02/15/28	(0.15)%	1D OBFR01	Monthly	(944,118)
Seagate Technology Holdings PLC	BNP Paribas SA	(33,704,667)	06/16/26	(0.15)%	1D OBFR01	Monthly	(3,418,308)
Sealed Air Corp.	Morgan Stanley & Co. International PLC	(13,999,505)	10/03/28	(0.15)%	1D FEDL01	Monthly	(109,122)
Sempra	Bank of America N.A.	(33,836,910)	02/15/28	0.20%	1D OBFR01	Monthly	(912,652)
Sherwin-Williams Co.	HSBC Bank PLC	(30,113,287)	02/09/28	0.01%	1D OBFR01	Monthly	1,112,072
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sirius XM Holdings Inc.	Morgan Stanley & Co. International PLC	$ (20,447,157)	10/03/28	(0.15)%	1D FEDL01	Monthly	$ (989,228)
Sirius XM Holdings Inc.	SG Americas Securities LLC	(7,291,152)	08/12/25	(0.15)%	1D OBFR01	Monthly	(321,474)
Skyworks Solutions, Inc.	Bank of America N.A.	(8,659,516)	02/15/28	(0.15)%	1D OBFR01	Monthly	(300,322)
Southern Co.	Barclays Bank PLC	(30,646,369)	01/23/26	(0.20)%	1D OBFR01	Monthly	(392,079)
Southwest Airlines Co.	Bank of America N.A.	(27,386,390)	02/15/28	(0.15)%	1D OBFR01	Monthly	(204,122)
Southwest Airlines Co.	BNP Paribas SA	(29,752,478)	06/16/26	0.05%	1D OBFR01	Monthly	(221,758)
Steel Dynamics, Inc.	Morgan Stanley & Co. International PLC	(3,662,975)	10/03/28	(0.15)%	1D FEDL01	Monthly	(16,672)
Stellantis NV	Bank of America N.A.	(13,475,047)	02/15/28	(0.15)%	1D OBFR01	Monthly	(218,440)
Stellantis NV	Barclays Bank PLC	(9,327,203)	01/23/26	(0.63)%	1D OBFR01	Monthly	(667,652)
Take-Two Interactive Software, Inc.	HSBC Bank PLC	(35,207,831)	02/09/28	0.01%	1D OBFR01	Monthly	(1,409,821)
Target Corp.	Bank of America N.A.	(24,849,790)	02/15/28	(0.15)%	1D OBFR01	Monthly	(331,313)
Target Corp.	BNP Paribas SA	(676,031)	06/16/26	0.00%	1D OBFR01	Monthly	(17)
TC Energy Corp.	Bank of America N.A.	(1,352,834)	02/15/28	0.00%	1D OBFR01	Monthly	229
TD SYNNEX Corp.	HSBC Bank PLC	(33,281,791)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,590,640)
Teck Resources Ltd.	Bank of America N.A.	(8,848,843)	02/15/28	(0.15)%	1D OBFR01	Monthly	(306,918)
Teck Resources Ltd.	BNP Paribas SA	(6,182,241)	06/16/26	(0.15)%	1D OBFR01	Monthly	(405,110)
Tempur Sealy International, Inc.	Bank of America N.A.	(34,860,114)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,770,997)
Tenet Healthcare Corp.	Barclays Bank PLC	(27,850,174)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,132,978)
Tesla, Inc.	Citibank N.A.	(26,546,395)	02/24/28	0.15%	1D OBFR01	Monthly	1,696,488
Texas Instruments, Inc.	BNP Paribas SA	(234,815)	06/16/26	0.00%	1D OBFR01	Monthly	(3)
The Campbell’s Co.	SG Americas Securities LLC	(20,712,942)	08/12/25	(0.15)%	1D OBFR01	Monthly	2,065,850
Thermo Fisher Scientific, Inc.	BNP Paribas SA	(160,007)	06/16/26	(0.15)%	1D OBFR01	Monthly	(150)
TransDigm Group, Inc.	BNP Paribas SA	(27,847,083)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,771,943)
Transocean Ltd.	Bank of America N.A.	(18,271,857)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,567,187
Transocean Ltd.	Barclays Bank PLC	(19,706,636)	01/23/26	(0.15)%	1D OBFR01	Monthly	1,346,856
Transocean Ltd.	Morgan Stanley & Co. International PLC	(30,944,555)	10/03/28	(0.15)%	1D FEDL01	Monthly	1,973,566
Trimble, Inc.	Morgan Stanley & Co. International PLC	(175,231)	10/03/28	(0.15)%	1D FEDL01	Monthly	(7,881)
United Parcel Service, Inc., Class B	BNP Paribas SA	(4,181,859)	06/16/26	(0.15)%	1D OBFR01	Monthly	(13,308)
United Rentals, Inc.	Bank of America N.A.	(27,292,139)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,354,151)
UnitedHealth Group, Inc.	Barclays Bank PLC	(3,722,418)	01/23/26	(0.20)%	1D OBFR01	Monthly	(139,770)
VF Corp.	BNP Paribas SA	(27,306,850)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,423,527
Viatris, Inc.	Barclays Bank PLC	(35,423,904)	01/23/26	(0.20)%	1D OBFR01	Monthly	(320,216)
Walmart, Inc.	BNP Paribas SA	(11,489,802)	06/16/26	(0.15)%	1D OBFR01	Monthly	(425,277)
Warner Bros Discovery, Inc.	Barclays Bank PLC	(34,661,427)	01/23/26	0.20%	1D OBFR01	Monthly	(2,531,453)
Westinghouse Air Brake Technologies Corp.	BNP Paribas SA	(3,546,283)	06/16/26	(0.15)%	1D OBFR01	Monthly	(91,801)
Westlake Corp.	BNP Paribas SA	(502,228)	06/16/26	(0.15)%	1D OBFR01	Monthly	(33,534)
Whirlpool Corp.	Morgan Stanley & Co. International PLC	(16,311,479)	10/03/28	(0.15)%	1D FEDL01	Monthly	(1,330,733)
Williams Cos., Inc.	Bank of America N.A.	(28,595,125)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,627,225)
Xcel Energy Inc.	Barclays Bank PLC	(13,751,639)	01/23/26	(0.20)%	1D OBFR01	Monthly	(38,475)
Xylem Inc.	Barclays Bank PLC	(35,339,615)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,089,842)
Total short positions of equity swaps							(97,784,925)
Total long and short positions of equity swaps							(21,698,346)
Net dividends and financing fees							(3,083,768)
Total equity swap contracts including dividends and financing fees							$ (24,782,114)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 5,528,609	$ (5,774,146)	$ 16,722,886	$ (17,366,058)
OTC Swaps	—	—	158,391,833	(183,337,363)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 25,592,038	$ —	$ 25,592,038
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	11,537,956	—	—	11,537,956
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	16,483,777	239,109	16,722,886
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	158,391,833	—	—	—	158,391,833
	$ —	$ —	$ 158,391,833	$ 11,537,956	$ 42,075,815	$ 239,109	$ 212,244,713
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 26,872,649	$ —	$ 26,872,649
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	14,251,153	—	—	14,251,153
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	1,263	—	—	16,949,971	414,824	17,366,058
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	183,173,947	—	163,416	—	183,337,363
	$ —	$ 1,263	$ 183,173,947	$ 14,251,153	$ 43,986,036	$ 414,824	$ 241,827,223

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,751,763	$ —	$ (17,323,212)	$ —	$ (15,571,449)
Forward foreign currency exchange contracts	—	—	—	(2,025,466)	—	—	(2,025,466)
Swaps	—	(16,184,507)	72,718,286	—	1,728,492	(1,723,508)	56,538,763
	$ —	$ (16,184,507)	$ 74,470,049	$ (2,025,466)	$ (15,594,720)	$ (1,723,508)	$ 38,941,848
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (4,801,314)	$ —	$ (4,801,314)
Forward foreign currency exchange contracts	—	—	—	(2,939,211)	—	—	(2,939,211)
Swaps	—	1,946,458	(4,061,335)	—	156,284	(182,766)	(2,141,359)
	$ —	$ 1,946,458	$ (4,061,335)	$ (2,939,211)	$ (4,645,030)	$ (182,766)	$ (9,881,884)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,445,012,308
Average notional value of contracts — short	1,480,923,861
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	837,103,362
Average amounts sold — in USD	893,726,976
Credit default swaps:
Average notional value — buy protection	30,310,571
Average notional value — sell protection	— (a)
Interest rate swaps:
Average notional value — pays fixed rate	3,033,672,108
Average notional value — receives fixed rate	2,713,421,363
Inflation swaps:
Average notional value — pays fixed rate	161,301,103
Average notional value — receives fixed rate	52,989,333
Equity swaps:
Average notional value — long	4,878,690,707
Average notional value — short	4,240,678,893

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 3,702,182	$ 5,947,079
Forward foreign currency exchange contracts	11,537,956	14,251,153
Swaps — centrally cleared	1,043,139	—
Swaps — OTC(a)	158,391,833	183,337,363
Total derivative assets and liabilities in the Statements of Assets and Liabilities	174,675,110	203,535,595
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,745,321)	(5,947,079)
Total derivative assets and liabilities subject to an MNA	$ 169,929,789	$ 197,588,516

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 35,907,058	$ (35,907,058)	$ —	$ —	$ —
Barclays Bank PLC	39,450,438	(39,450,438)	—	—	—
BNP Paribas SA	29,172,325	(29,172,325)	—	—	—
Citibank N.A.	10,002,121	(4,930,906)	—	(5,071,215)	—
Deutsche Bank AG	915,975	(915,975)	—	—	—
Goldman Sachs Bank USA	7,964,065	(1,149,855)	—	(4,470,000)	2,344,210
Goldman Sachs International	1,535,181	(1,535,181)	—	—	—
HSBC Bank PLC	16,948,100	(16,948,100)	—	—	—
JPMorgan Chase Bank N.A.	222,939	(222,939)	—	—	—
Morgan Stanley & Co. International PLC	16,833,387	(16,662,720)	—	—	170,667
Royal Bank of Canada	857,285	(857,285)	—	—	—
SG Americas Securities LLC	9,784,169	(8,507,662)	—	—	1,276,507
Standard Chartered Bank	127,719	(76,243)	—	—	51,476
Toronto-Dominion Bank	195,209	(147,851)	—	—	47,358
UBS AG	13,818	(11,064)	—	—	2,754
	$ 169,929,789	$ (156,495,602)	$ —	$ (9,541,215)	$ 3,892,972

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 41,780,879	$ (35,907,058)	$ —	$ (5,873,821)	$ —
Barclays Bank PLC	41,727,516	(39,450,438)	—	(2,277,078)	—
BNP Paribas SA	40,084,308	(29,172,325)	—	(6,430,000)	4,481,983
Citibank N.A.	4,930,906	(4,930,906)	—	—	—
Deutsche Bank AG	1,174,611	(915,975)	—	(258,636)	—
Goldman Sachs Bank USA	1,149,855	(1,149,855)	—	—	—
Goldman Sachs International	2,616,143	(1,535,181)	—	—	1,080,962
HSBC Bank PLC	33,800,734	(16,948,100)	—	(16,852,634)	—
JPMorgan Chase Bank N.A.	390,524	(222,939)	—	(167,585)	—
Morgan Stanley & Co. International PLC	16,662,720	(16,662,720)	—	—	—
Nomura International PLC	214,511	—	—	—	214,511
Royal Bank of Canada	1,229,221	(857,285)	—	—	371,936
SG Americas Securities LLC	8,507,662	(8,507,662)	—	—	—
Standard Chartered Bank	76,243	(76,243)	—	—	—
Toronto-Dominion Bank	147,851	(147,851)	—	—	—
UBS AG	11,064	(11,064)	—	—	—
	$ 194,504,748	$ (156,495,602)	$ —	$ (31,859,754)	$ 6,149,392

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 120,008,879	$ —	$ 120,008,879
Common Stocks
Aerospace & Defense	14,398,099	—	—	14,398,099
Air Freight & Logistics	7,846,292	—	—	7,846,292
Automobile Components	50,731	—	—	50,731
Automobiles	1,021,912	—	—	1,021,912
Beverages	8,435,984	—	—	8,435,984
Biotechnology	15,960,604	—	—	15,960,604
Broadline Retail	1,241,089	—	—	1,241,089
Building Products	608,485	—	—	608,485
Capital Markets	559,799	—	—	559,799
Chemicals	861,105	—	—	861,105
Commercial Services & Supplies	997,456	—	—	997,456
Communications Equipment	8,864,879	—	—	8,864,879
Construction & Engineering	257,034	—	—	257,034
Construction Materials	255,178	—	—	255,178
Consumer Staples Distribution & Retail	8,487,808	—	—	8,487,808
Containers & Packaging	11,258,351	—	—	11,258,351
Distributors	9,195,555	—	—	9,195,555
Diversified Consumer Services	5,549,489	—	—	5,549,489
Diversified Telecommunication Services	8,481,337	—	—	8,481,337
Electric Utilities	45,243,486	—	—	45,243,486
Electrical Equipment	164,842	—	—	164,842
Electronic Equipment, Instruments & Components	390,343	—	—	390,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Entertainment	$ 1,536,810	$ —	$ —	$ 1,536,810
Financial Services	2,941,800	—	—	2,941,800
Food Products	42,604,141	—	—	42,604,141
Gas Utilities	130,059	—	—	130,059
Ground Transportation	2,481,118	—	—	2,481,118
Health Care Equipment & Supplies	9,702,969	—	—	9,702,969
Health Care Providers & Services	8,330,482	—	—	8,330,482
Health Care Technology	166,064	—	—	166,064
Hotels, Restaurants & Leisure	11,901,077	—	—	11,901,077
Household Durables	337,219	—	—	337,219
Household Products	18,139,746	—	—	18,139,746
Industrial Conglomerates	229,852	—	—	229,852
Industrial REITs	62,692	—	—	62,692
Insurance	5,166,605	—	—	5,166,605
Interactive Media & Services	2,639,832	—	—	2,639,832
IT Services	8,576,127	—	—	8,576,127
Life Sciences Tools & Services	8,740,931	—	—	8,740,931
Machinery	1,720,611	—	—	1,720,611
Marine Transportation	53,416	—	—	53,416
Media	14,007,368	—	—	14,007,368
Metals & Mining	4,559,399	—	—	4,559,399
Multi-Utilities	22,012,277	—	—	22,012,277
Oil, Gas & Consumable Fuels	16,931,519	517,060	—	17,448,579
Personal Care Products	50,978	—	—	50,978
Pharmaceuticals	17,180,462	—	—	17,180,462
Professional Services	7,877,710	—	—	7,877,710
Residential REITs	7,960,881	—	—	7,960,881
Retail REITs	10,147,248	—	—	10,147,248
Semiconductors & Semiconductor Equipment	1,964,978	—	—	1,964,978
Software	2,693,669	—	—	2,693,669
Specialized REITs	17,451,893	—	—	17,451,893
Specialty Retail	12,663,907	—	—	12,663,907
Technology Hardware, Storage & Peripherals	1,179,522	—	—	1,179,522
Textiles, Apparel & Luxury Goods	127,065	—	—	127,065
Tobacco	568,226	—	—	568,226
Trading Companies & Distributors	468,259	—	—	468,259
Water Utilities	9,620,001	—	—	9,620,001
Wireless Telecommunication Services	380,739	—	—	380,739
Corporate Bonds	—	3,547,115,937	—	3,547,115,937
Non-Agency Mortgage-Backed Securities	—	1,958,853,384	—	1,958,853,384
U.S. Government Sponsored Agency Securities	—	906,287,737	—	906,287,737
Short-Term Securities
Money Market Funds	18,222,026	—	—	18,222,026
U.S. Treasury Obligations	—	1,514,831,217	—	1,514,831,217
Liabilities
Investments
TBA Sale Commitments	—	(9,155,132)	—	(9,155,132)
	$441,659,536	$8,038,459,082	$—	$8,480,118,618
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 158,391,833	$ —	$ 158,391,833
Foreign Currency Exchange Contracts	—	11,537,956	—	11,537,956
Interest Rate Contracts	25,592,038	16,483,777	—	42,075,815
Other Contracts	—	239,109	—	239,109
Liabilities
Credit Contracts	—	(1,263)	—	(1,263)
Equity Contracts	—	(183,173,947)	—	(183,173,947)
Foreign Currency Exchange Contracts	—	(14,251,153)	—	(14,251,153)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$ (26,872,649)	$ (17,113,387)	$ —	$ (43,986,036)
Other Contracts	—	(414,824)	—	(414,824)
	$(1,280,611)	$(28,301,899)	$—	$(29,582,510)

(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
ASSETS
Investments, at value — unaffiliated(b)	$ 944,268,951	$ 8,471,051,724
Investments, at value — affiliated(c)	18,936,856	18,222,026
Cash	—	12,669,864
Cash pledged:
Collateral — exchange-traded options written	2,800,000	—
Collateral — OTC derivatives	832,000	94,345,000
Futures contracts	8,296,792	31,631,000
Centrally cleared swaps	9,913,230	36,056,000
Foreign currency, at value(d)	6,651,062	36,468,314
Receivables:
Investments sold	8,159,450	3,523,733
Options written	318,581	—
Swaps	97,299	540,406,926
TBA sale commitments	5,191,709	9,141,583
Capital shares sold	1,384,482	22,465,574
Dividends — unaffiliated	15,337	761,470
Dividends — affiliated	48,703	165,668
Interest — unaffiliated	10,218,802	51,055,532
Principal paydowns	38,105	—
Variation margin on futures contracts	315,117	3,702,182
Variation margin on centrally cleared swaps	425,170	1,043,139
Swap premiums paid	196,321	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	7,399,242	11,537,956
OTC swaps	237,446	158,391,833
Prepaid expenses	46,442	138,457
Total assets	1,025,791,097	9,502,777,981
LIABILITIES
Bank overdraft	350,940	—
Cash received:
Collateral — OTC derivatives	—	19,040,000
Collateral — TBA commitments	610,154	11,371,299
Options written, at value(e)	2,038,625	—
TBA sale commitments, at value(f)	5,223,291	9,155,132
Payables:
Investments purchased	126,192,793	859,293,940
Swaps	686	582,174,450
Accounting services fees	85,648	462,855
Administration fees	—	347,168
Capital shares redeemed	1,336,454	14,257,123
Custodian fees	189,482	197,804
Deferred foreign capital gain tax	7,317	—
Income dividend distributions	488,870	—
Interest expense	544	—
Investment advisory fees	279,474	4,654,858
Directors’ and Officer’s fees	1,643	33,366
Options written	21,788	—
Other accrued expenses	74,295	77,552
Professional fees	47,992	54,119
Service and distribution fees	19,516	84,615
Transfer agent fees	137,223	3,471,543
Variation margin on futures contracts	914,571	5,947,079
Swap premiums received	18,739	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	8,999,213	14,251,153
OTC swaps	493,871	183,337,363

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025
	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
Unfunded floating rate loan interests	$ 7,187	$ —
Other liabilities	5,534,318	—
Total liabilities	153,074,634	1,708,211,419
Commitments and contingent liabilities
NET ASSETS	$ 872,716,463	$ 7,794,566,562
NET ASSETS CONSIST OF
Paid-in capital	$ 942,639,644	$ 7,833,271,600
Accumulated loss	(69,923,181)	(38,705,038)
NET ASSETS	$ 872,716,463	$ 7,794,566,562
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$930,004,119	$8,368,169,448
(c) Investments, at cost—affiliated	$18,018,408	$18,222,026
(d) Foreign currency, at cost	$6,887,051	$35,780,844
(e) Premiums received	$2,226,658	$—
(f) Proceeds from TBA sale commitments	$5,191,709	$9,141,583
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock Strategic Global Bond Fund, Inc.	BlackRock Systematic Multi-Strategy Fund
NET ASSET VALUE
Institutional
Net assets	$ 557,126,685	$ 7,215,563,652
Shares outstanding	103,024,091	689,913,219
Net asset value	$ 5.41	$ 10.46
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor A
Net assets	$ 89,704,107	$ 362,533,432
Shares outstanding	16,599,194	34,761,993
Net asset value	$ 5.40	$ 10.43
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor C
Net assets	$ 2,710,809	$ 15,749,431
Shares outstanding	502,081	1,527,700
Net asset value	$ 5.40	$ 10.31
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Class K
Net assets	$ 223,174,862	$ 200,720,047
Shares outstanding	41,304,053	19,196,347
Net asset value	$ 5.40	$ 10.46
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
INVESTMENT INCOME
Dividends — unaffiliated	$1,499	$7,562,957
Dividends — affiliated	469,847	3,112,007
Interest — unaffiliated	20,201,415	198,623,007
Payment-in-kind interest — unaffiliated	156,401	330,312
Other income — unaffiliated	24,023	803
Foreign taxes withheld	(90,854)	8,475
Total investment income	20,762,331	209,637,561
EXPENSES
Investment advisory	2,070,584	26,841,127
Transfer agent — class specific	494,036	4,066,800
Custodian	128,692	150,096
Service and distribution — class specific	115,463	534,985
Professional	92,842	115,888
Accounting services	66,444	360,496
Printing and postage	50,984	16,000
Registration	47,872	105,553
Directors and Officer	6,631	51,265
Administration	—	1,283,918
Administration — class specific	—	732,885
Miscellaneous	53,187	115,994
Total expenses excluding interest expense	3,126,735	34,375,007
Interest expense — unaffiliated	5,906	199
Total expenses	3,132,641	34,375,206
Less:
Administration fees waived by the Manager — class specific	—	(11,757)
Fees waived and/or reimbursed by the Manager	(546,394)	(55,316)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(339,784)	—
Total expenses after fees waived and/or reimbursed	2,246,463	34,308,133
Net investment income	18,515,868	175,329,428
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	(893,936)	14,037,986
Investments — affiliated	(21,471)	—
Forward foreign currency exchange contracts	(7,678,665)	(2,025,466)
Foreign currency transactions	1,352,100	847,009
Futures contracts	(3,298,128)	(15,571,449)
Options written	2,167,537	—
Swaps	(6,784,902)	56,538,763
	(15,157,465)	53,826,843
Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2025
	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	$37,907,256	$29,083,162
Investments — affiliated	370,081	—
Forward foreign currency exchange contracts	(1,118,519)	(2,939,211)
Foreign currency translations	640,614	1,354,121
Futures contracts	(9,171,333)	(4,801,314)
Options written	238,415	—
Swaps	19,518,614	(2,141,359)
Unfunded floating rate loan interests	(760)	—
	48,384,368	20,555,399
Net realized and unrealized gain	33,226,903	74,382,242
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,742,771	$249,711,670
(a) Consolidated Statement of Operations.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$6,697	$—
(c) Net of reduction in deferred foreign capital gain tax of	$3,321	$—
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Strategic Global Bond Fund, Inc.(a)		BlackRock Systematic Multi-Strategy Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$18,515,868	$36,191,962	$175,329,428	$322,103,202
Net realized gain (loss)	(15,157,465)	(23,995,814)	53,826,843	56,674,546
Net change in unrealized appreciation (depreciation)	48,384,368	(7,891,051)	20,555,399	59,343,376
Net increase in net assets resulting from operations	51,742,771	4,305,097	249,711,670	438,121,124
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income
Institutional	(11,342,923)	(9,336,371)	—	(250,278,628)
Investor A	(1,633,832)	(1,208,257)	—	(13,371,237)
Investor C	(44,212)	(25,539)	—	(471,935)
Class K	(4,551,547)	(3,714,527)	—	(7,878,739)
Return of capital
Institutional	—	(5,790,533)	—	—
Investor A	—	(870,283)	—	—
Investor C	—	(36,835)	—	—
Class K	—	(2,236,490)	—	—
Decrease in net assets resulting from distributions to shareholders	(17,572,514)	(23,218,835)	—	(272,000,539)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	24,629,823	73,435,767	676,717,095	(1,967,425)
NET ASSETS
Total increase in net assets	58,800,080	54,522,029	926,428,765	164,153,160
Beginning of period	813,916,383	759,394,354	6,868,137,797	6,703,984,637
End of period	$872,716,463	$813,916,383	$7,794,566,562	$6,868,137,797

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc.
	Institutional
	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of period	$5.19	$5.32	$5.12	$6.20	$6.38	$6.13
Net investment income(b)	0.12	0.24	0.21	0.13	0.12	0.12
Net realized and unrealized gain (loss)	0.21	(0.22)	0.14	(1.05)	(0.19)	0.43
Net increase (decrease) from investment operations	0.33	0.02	0.35	(0.92)	(0.07)	0.55
Distributions(c)
From net investment income	(0.11)	(0.09)	(0.09)	—	(0.09)	(0.10)
From net realized gain	—	—	—	—	(0.01)	(0.20)
Return of capital	—	(0.06)	(0.06)	(0.16)	(0.01)	—
Total distributions	(0.11)	(0.15)	(0.15)	(0.16)	(0.11)	(0.30)
Net asset value, end of period	$5.41	$5.19	$5.32	$5.12	$6.20	$6.38
Total Return(d)
Based on net asset value	6.46%(e)	0.46%	6.95%	(14.85)%	(1.08)%	9.04%
Ratios to Average Net Assets(f)
Total expenses	0.76%(g)	0.76%	0.79%	0.82%(h)	0.81%(i)	0.80%
Total expenses after fees waived and/or reimbursed	0.53%(g)	0.53%	0.54%	0.59%(h)	0.61%(i)	0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.53%(g)	0.53%	0.54%	0.57%(h)	0.61%(i)	0.53%
Net investment income	4.49%(g)	4.59%	4.06%	2.40%	1.88%	1.93%
Supplemental Data
Net assets, end of period (000)	$557,127	$526,430	$489,081	$479,103	$717,250	$671,817
Portfolio turnover rate(j)	170%	293%	382%	288%	354%	330%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.78%, 0.55% and 0.53%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.73%, 0.53% and 0.53%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Portfolio turnover rate (excluding MDRs)	107%	168%	223%	195%	228%	234%
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of period	$5.19	$5.32	$5.12	$6.19	$6.38	$6.12
Net investment income(b)	0.11	0.23	0.19	0.12	0.10	0.11
Net realized and unrealized gain (loss)	0.20	(0.22)	0.15	(1.04)	(0.19)	0.44
Net increase (decrease) from investment operations	0.31	0.01	0.34	(0.92)	(0.09)	0.55
Distributions(c)
From net investment income	(0.10)	(0.08)	(0.08)	—	(0.08)	(0.09)
From net realized gain	—	—	—	—	(0.01)	(0.20)
Return of capital	—	(0.06)	(0.06)	(0.15)	(0.01)	—
Total distributions	(0.10)	(0.14)	(0.14)	(0.15)	(0.10)	(0.29)
Net asset value, end of period	$5.40	$5.19	$5.32	$5.12	$6.19	$6.38
Total Return(d)
Based on net asset value	6.13%(e)	0.20%	6.69%	(14.92)%	(1.49)%	8.95%
Ratios to Average Net Assets(f)
Total expenses	1.05%(g)	1.07%	1.10%	1.12%(h)	1.08%(i)	1.10%
Total expenses after fees waived and/or reimbursed	0.78%(g)	0.78%	0.79%	0.84%(h)	0.86%(i)	0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.78%(g)	0.78%	0.79%	0.82%(h)	0.86%(i)	0.78%
Net investment income	4.24%(g)	4.34%	3.78%	2.15%	1.65%	1.74%
Supplemental Data
Net assets, end of period (000)	$89,704	$79,628	$76,849	$83,094	$109,613	$91,388
Portfolio turnover rate(j)	170%	293%	382%	288%	354%	330%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.08%, 0.80% and 0.78%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.00%, 0.78% and 0.78%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Portfolio turnover rate (excluding MDRs)	107%	168%	223%	195%	228%	234%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of period	$5.18	$5.32	$5.12	$6.19	$6.37	$6.12
Net investment income(b)	0.09	0.19	0.16	0.08	0.06	0.06
Net realized and unrealized gain (loss)	0.22	(0.23)	0.14	(1.04)	(0.19)	0.43
Net increase (decrease) from investment operations	0.31	(0.04)	0.30	(0.96)	(0.13)	0.49
Distributions(c)
From net investment income	(0.09)	(0.04)	(0.05)	—	(0.03)	(0.04)
From net realized gain	—	—	—	—	(0.01)	(0.20)
Return of capital	—	(0.06)	(0.05)	(0.11)	(0.01)	—
Total distributions	(0.09)	(0.10)	(0.10)	(0.11)	(0.05)	(0.24)
Net asset value, end of period	$5.40	$5.18	$5.32	$5.12	$6.19	$6.37
Total Return(d)
Based on net asset value	5.94%(e)	(0.73)%	5.89%	(15.56)%	(2.07)%	7.97%
Ratios to Average Net Assets(f)
Total expenses	1.74%(g)	1.73%	1.75%	1.79%(h)	1.83%(i)	1.93%
Total expenses after fees waived and/or reimbursed	1.53%(g)	1.53%	1.54%	1.59%(h)	1.63%(i)	1.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.53%(g)	1.53%	1.54%	1.57%(h)	1.63%(i)	1.53%
Net investment income	3.48%(g)	3.59%	3.04%	1.40%	0.92%	1.03%
Supplemental Data
Net assets, end of period (000)	$2,711	$2,980	$3,624	$4,055	$5,555	$3,055
Portfolio turnover rate(j)	170%	293%	382%	288%	354%	330%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.75%, 1.55% and 1.53%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.73%, 1.53% and 1.53%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Portfolio turnover rate (excluding MDRs)	107%	168%	223%	195%	228%	234%
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of period	$5.19	$5.32	$5.12	$6.19	$6.38	$6.13
Net investment income(b)	0.12	0.24	0.21	0.13	0.12	0.13
Net realized and unrealized gain (loss)	0.20	(0.21)	0.14	(1.03)	(0.20)	0.42
Net increase (decrease) from investment operations	0.32	0.03	0.35	(0.90)	(0.08)	0.55
Distributions(c)
From net investment income	(0.11)	(0.10)	(0.09)	—	(0.09)	(0.10)
From net realized gain	—	—	—	—	(0.01)	(0.20)
Return of capital	—	(0.06)	(0.06)	(0.17)	(0.01)	—
Total distributions	(0.11)	(0.16)	(0.15)	(0.17)	(0.11)	(0.30)
Net asset value, end of period	$5.40	$5.19	$5.32	$5.12	$6.19	$6.38
Total Return(d)
Based on net asset value	6.28%(e)	0.51%	7.01%	(14.67)%	(1.19)%	9.10%
Ratios to Average Net Assets(f)
Total expenses	0.61%(g)	0.62%	0.64%	0.67%(h)	0.70%(i)	0.69%
Total expenses after fees waived and/or reimbursed	0.48%(g)	0.48%	0.49%	0.53%(h)	0.58%(i)	0.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.48%(g)	0.48%	0.49%	0.51%(h)	0.58%(i)	0.48%
Net investment income	4.54%(g)	4.64%	4.13%	2.43%	1.97%	2.01%
Supplemental Data
Net assets, end of period (000)	$223,175	$204,879	$189,840	$136,087	$119,076	$55,297
Portfolio turnover rate(j)	170%	293%	382%	288%	354%	330%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.49% and 0.47%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.60%, 0.48% and 0.48%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Portfolio turnover rate (excluding MDRs)	107%	168%	223%	195%	228%	234%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.10	$9.84	$9.66	$10.45	$10.10	$9.88
Net investment income(a)	0.25	0.49	0.38	0.21	0.11	0.14
Net realized and unrealized gain (loss)	0.11	0.18	0.24	(0.52)	0.51	0.21
Net increase (decrease) from investment operations	0.36	0.67	0.62	(0.31)	0.62	0.35
Distributions(b)
From net investment income	—	(0.41)	(0.44)	(0.47)	(0.18)	(0.13)
From net realized gain	—	—	—	(0.01)	(0.09)	(0.00)(c)
Return of capital	—	—	(0.00)(c)	—	—	(0.00)(c)
Total distributions	—	(0.41)	(0.44)	(0.48)	(0.27)	(0.13)
Net asset value, end of period	$10.46	$10.10	$9.84	$9.66	$10.45	$10.10
Total Return(d)
Based on net asset value	3.56%(e)	6.83%	6.44%	(2.95)%	6.19%	3.57%
Ratios to Average Net Assets(f)
Total expenses	0.92%(g)	0.93%	0.94%	0.93%(h)	0.96%(h)	0.99%
Total expenses after fees waived and/or reimbursed	0.92%(g)	0.93%	0.93%	0.92%	0.95%	0.95%
Net investment income	4.80%(g)	4.78%	3.92%	2.08%	1.09%	1.38%
Supplemental Data
Net assets, end of period (000)	$7,215,564	$6,301,630	$6,214,876	$8,887,596	$7,451,022	$3,091,298
Portfolio turnover rate(i)(j)	134%	242%	344%	847%	936%	503%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	71%	134%	198%	399%	417%	258%

(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.09	$9.83	$9.64	$10.43	$10.09	$9.87
Net investment income(a)	0.23	0.46	0.35	0.19	0.08	0.14
Net realized and unrealized gain (loss)	0.11	0.19	0.25	(0.53)	0.51	0.19
Net increase (decrease) from investment operations	0.34	0.65	0.60	(0.34)	0.59	0.33
Distributions(b)
From net investment income	—	(0.39)	(0.41)	(0.44)	(0.16)	(0.11)
From net realized gain	—	—	—	(0.01)	(0.09)	(0.00)(c)
Return of capital	—	—	(0.00)(c)	—	—	(0.00)(c)
Total distributions	—	(0.39)	(0.41)	(0.45)	(0.25)	(0.11)
Net asset value, end of period	$10.43	$10.09	$9.83	$9.64	$10.43	$10.09
Total Return(d)
Based on net asset value	3.37%(e)	6.61%	6.19%	(3.23)%	5.85%	3.34%
Ratios to Average Net Assets(f)
Total expenses	1.21%(g)	1.22%	1.22%	1.19%(h)	1.23%	1.31%
Total expenses after fees waived and/or reimbursed	1.20%(g)	1.20%	1.20%	1.19%	1.20%	1.20%
Net investment income	4.56%(g)	4.48%	3.64%	1.86%	0.81%	1.34%
Supplemental Data
Net assets, end of period (000)	$362,533	$359,115	$283,451	$453,650	$369,323	$179,389
Portfolio turnover rate(i)(j)	134%	242%	344%	847%	936%	503%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	71%	134%	198%	399%	417%	258%

(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.01	$9.75	$9.56	$10.35	$10.05	$9.87
Net investment income(a)	0.15	0.39	0.28	0.11	0.02	0.01
Net realized and unrealized gain (loss)	0.15	0.18	0.24	(0.52)	0.50	0.24
Net increase (decrease) from investment operations	0.30	0.57	0.52	(0.41)	0.52	0.25
Distributions(b)
From net investment income	—	(0.31)	(0.33)	(0.37)	(0.13)	(0.07)
From net realized gain	—	—	—	(0.01)	(0.09)	(0.00)(c)
Return of capital	—	—	(0.00)(c)	—	—	(0.00)(c)
Total distributions	—	(0.31)	(0.33)	(0.38)	(0.22)	(0.07)
Net asset value, end of period	$10.31	$10.01	$9.75	$9.56	$10.35	$10.05
Total Return(d)
Based on net asset value	3.00%(e)	5.87%	5.48%	(3.96)%	5.18%	2.55%
Ratios to Average Net Assets(f)
Total expenses	1.90%(g)	1.89%	1.90%	1.90%(h)	1.95%(h)	2.07%
Total expenses after fees waived and/or reimbursed	1.90%(g)	1.89%	1.90%	1.89%	1.94%	1.95%
Net investment income	2.94%(g)	3.82%	2.96%	1.09%	0.15%	0.10%
Supplemental Data
Net assets, end of period (000)	$15,749	$15,508	$16,432	$21,457	$17,977	$4,868
Portfolio turnover rate(i)(j)	134%	242%	344%	847%	936%	503%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	71%	134%	198%	399%	417%	258%

(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Period from 09/29/20(a) to 12/31/20

Net asset value, beginning of period	$10.10	$9.83	$9.65	$10.45	$10.10	$10.22
Net investment income(b)	0.25	0.50	0.40	0.23	0.17	0.01
Net realized and unrealized gain (loss)	0.11	0.19	0.23	(0.54)	0.46	(0.06)
Net increase (decrease) from investment operations	0.36	0.69	0.63	(0.31)	0.63	(0.05)
Distributions(c)
From net investment income	—	(0.42)	(0.45)	(0.48)	(0.19)	(0.07)
From net realized gain	—	—	—	(0.01)	(0.09)	(0.00)(d)
Return of capital	—	—	(0.00)(d)	—	—	(0.00)(d)
Total distributions	—	(0.42)	(0.45)	(0.49)	(0.28)	(0.07)
Net asset value, end of period	$10.46	$10.10	$9.83	$9.65	$10.45	$10.10
Total Return(e)
Based on net asset value	3.56%(f)	7.05%	6.59%	(2.93)%	6.28%	(0.53)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.81%(h)	0.82%	0.83%	0.81%(i)	0.84%(i)	0.99%(h)
Total expenses after fees waived and/or reimbursed	0.81%(h)	0.82%	0.82%	0.81%	0.83%	0.90%(h)
Net investment income	4.94%(h)	4.89%	4.07%	2.32%	1.58%	0.35%(h)
Supplemental Data
Net assets, end of period (000)	$200,720	$191,884	$189,225	$123,188	$37,071	$296
Portfolio turnover rate(j)(k)	134%	242%	344%	847%	936%	503%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Period from 09/29/20(a) to 12/31/20

Portfolio turnover rate (excluding MDRs)	71%	134%	198%	399%	417%	258%

(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) and BlackRock Funds IV (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Fund is organized as a Maryland corporation and the Trust is organized as a Massachusetts business trust. BlackRock Systematic Multi-Strategy Fund is a series of the Trust.  The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Strategic Global Bond Fund, Inc.	Strategic Global Bond	Diversified
BlackRock Systematic Multi-Strategy Fund	Systematic Multi-Strategy	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Global Bond include the account of BlackRock Strategic Global Fund  (Cayman)  (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Strategic Global Bond and primarily invests in commodity-related instruments. The Cayman Subsidiary enables Strategic Global Bond to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic Global Bond may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $1,976,341, which is 0.2% of Strategic Global Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Global Bond, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly for Strategic Global Bond and declared and paid at least annually for Systematic Multi-Strategy.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board of Directors of the Fund and Board of Trustees of the Trust (the “Board”), the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances.
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Notes to Financial Statements (unaudited) (continued)

Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime

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Notes to Financial Statements (unaudited) (continued)

rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Strategic Global Bond	Coreweave Compute Acquisition Co., IV, LLC	$527,814	$ 528,124	$522,601	$ (5,523)
	Project Montage	66,539	66,539	64,875	(1,664)
					$ (7,187)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of June 30, 2025, Strategic Global Bond had outstanding commitments of $1,127,994. These commitments are not included in the net assets of Strategic Global Bond as of June 30, 2025.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2025, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Fund Name	Average Amount Outstanding	Weighted Average Interest Rate
Strategic Global Bond	$ 193,536.4	9.36%
Borrowed bond agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
•Swaptions — The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
•Foreign currency options — The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Strategic Global Bond	Systematic Multi-Strategy
First $1 billion	0.50%	0.80%
$1 billion — $3 billion	0.47	0.75
$3 billion — $5 billion	0.45	0.72
$5 billion — $10 billion	0.44	0.70
Greater than $10 billion	0.43	0.68
With respect to Strategic Global Bond, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) and with respect to Systematic Multi-Strategy, the Manager entered into separate sub-advisory agreement with BIL (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL or BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Strategic Global Bond		Systematic Multi-Strategy
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Strategic Global Bond	$ 101,871	$ 13,592	$ 115,463
Systematic Multi-Strategy	456,552	78,433	534,985
Administration:  The Trust, on behalf of Systematic Multi-Strategy, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy	$ 675,828	$ 36,524	$ 1,569	$ 18,964	$ 732,885
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 1,612	$ 1,276	$ 112	$ 481	$ 3,481
Systematic Multi-Strategy	4,107	804	104	215	5,230
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 410,241	$ 78,544	$ 1,745	$ 3,506	$ 494,036
Systematic Multi-Strategy	3,794,039	265,948	6,598	215	4,066,800
Other Fees:  For the six months ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Strategic Global Bond	$ 587
Systematic Multi-Strategy	1,659
For the six months ended June 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor C
Systematic Multi-Strategy	$ 1,780
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 5,852
Systematic Multi-Strategy	55,316
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Global Bond Fund assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 21,293

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K
Strategic Global Bond	0.53%	0.78%	1.53%	0.48%
Systematic Multi-Strategy	0.95	1.20	1.95	0.90
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended June 30, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 519,249
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Total
Systematic Multi-Strategy	$ —	$ 11,757	$ 11,757

Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 277,041	$ 58,171	$ 1,066	$ 3,506	$ 339,784
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Systematic Multi-Strategy	$26,807,825	$191,685,294	$22,360,574
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Strategic Global Bond	$ 909,699,506	$ 882,314,640	$ 689,039,255	$ 576,108,876
Systematic Multi-Strategy	8,157,239,508	7,807,473,182	1,479,056,720	2,357,231,985
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Strategic Global Bond	$ 542,223,558	$ 542,399,156
Systematic Multi-Strategy	4,569,771,674	4,570,654,154
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of December 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Strategic Global Bond	$ (67,491,694)	$ (2,765,128)
Systematic Multi-Strategy	(272,857,397)	(47,710,039)
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Global Bond	$ 948,566,168	$ 53,147,300	$ (37,388,500)	$ 15,758,800
Systematic Multi-Strategy	8,421,265,447	374,734,020	(336,321,776)	38,412,244
9.
BANK BORROWINGS
Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Global Bond
Institutional
Shares sold	20,788,337	$ 109,900,623	36,322,580	$ 189,863,340
Shares issued in reinvestment of distributions	1,968,138	10,415,678	2,636,983	13,827,971
Shares redeemed	(21,111,883)	(111,530,386)	(29,442,709)	(154,252,405)
	1,644,592	$ 8,785,915	9,516,854	$ 49,438,906
Investor A
Shares sold and automatic conversion of shares	3,280,331	$ 17,307,873	4,316,471	$ 22,644,526
Shares issued in reinvestment of distributions	295,602	1,563,906	374,615	1,963,763
Shares redeemed	(2,322,003)	(12,204,740)	(3,790,410)	(19,851,597)
	1,253,930	$ 6,667,039	900,676	$ 4,756,692
Investor C
Shares sold	39,130	$ 206,987	135,864	$ 713,631
Shares issued in reinvestment of distributions	8,401	44,380	11,898	62,273
Shares redeemed and automatic conversion of shares	(120,190)	(629,343)	(254,817)	(1,329,545)
	(72,659)	$ (377,976)	(107,055)	$ (553,641)
Class K
Shares sold	7,702,145	$ 40,494,442	14,331,097	$ 74,981,284
Shares issued in reinvestment of distributions	770,224	4,075,000	1,003,064	5,258,266
Shares redeemed	(6,656,988)	(35,014,597)	(11,533,721)	(60,445,740)
	1,815,381	$ 9,554,845	3,800,440	$ 19,793,810
	4,641,244	$ 24,629,823	14,110,915	$ 73,435,767

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Systematic Multi-Strategy
Institutional
Shares sold	162,159,051	$ 1,673,769,509	180,306,521	$ 1,861,769,508
Shares issued in reinvestment of distributions	—	—	23,632,658	238,689,843
Shares redeemed	(95,990,216)	(990,366,300)	(211,633,875)	(2,168,619,063)
	66,168,835	$ 683,403,209	(7,694,696)	$ (68,159,712)
Investor A
Shares sold and automatic conversion of shares	8,326,313	$ 86,068,048	12,861,853	$ 132,936,120
Shares issued in reinvestment of distributions	—	—	1,324,102	13,346,952
Shares redeemed	(9,162,997)	(94,678,242)	(7,414,474)	(75,635,851)
	(836,684)	$ (8,610,194)	6,771,481	$ 70,647,221
Investor C
Shares sold	162,319	$ 1,653,867	196,930	$ 2,031,328
Shares issued in reinvestment of distributions	—	—	45,857	458,573
Shares redeemed and automatic conversion of shares	(184,342)	(1,881,608)	(377,899)	(3,821,692)
	(22,023)	$ (227,741)	(135,112)	$ (1,331,791)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Systematic Multi-Strategy (continued)
Class K
Shares sold	3,610,973	$ 37,304,732	5,653,206	$ 58,023,354
Shares issued in reinvestment of distributions	—	—	356,843	3,600,544
Shares redeemed	(3,422,342)	(35,152,911)	(6,242,348)	(64,747,041)
	188,631	$ 2,151,821	(232,299)	$ (3,123,143)
	65,498,759	$ 676,717,095	(1,290,626)	$ (1,967,425)
As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Systematic Multi-Strategy	29,354
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Fund and the Trust, as applicable,  is paid by the Fund and the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC(a)
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited(b)
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
(a) For Systematic Multi-Strategy Fund only
(b) For Strategic Global Bond Fund only
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Strategic Global Bond Fund, Inc. (the “Company”) and BlackRock Funds IV (the “Trust”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each of the Company, on behalf of BlackRock Strategic Global Bond Fund, Inc. (the “Strategic Global Bond Fund”), and the Trust, on behalf of BlackRock Systematic Multi-Strategy Fund (the “Systematic Multi-Strategy Fund”), (together, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Strategic Global Bond Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of each Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Strategic Global Bond Fund ranked in the second quartile against its Performance Peers.
The Board noted that for the one-, three-, and five-year periods reported, the Systematic Multi-Strategy Fund ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Systematic Multi-Strategy Fund’s underperformance relative to its Performance Peers during the applicable period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Strategic Global Bond Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Strategic Global Bond Fund’s Expense Peers. The Board also noted that the Strategic Global Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Global Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Global Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Strategic Global Bond Fund’s total expenses as a percentage of the Strategic Global Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Systematic Multi-Strategy Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Systematic Multi-Strategy Fund’s Expense Peers. The Board further noted that the Systematic Multi-Strategy Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Systematic Multi-Strategy Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Systematic Multi-Strategy Fund decreases below certain contractually specified levels. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Systematic Multi-Strategy Fund’s total expenses as a percentage of the Systematic Multi-Strategy Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each of the Company, on behalf of the Strategic Global Bond Fund, and the Trust, on behalf of the Systematic Multi-Strategy Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2)the Manager and BSL, with respect to the Strategic Global Bond Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
FREMF	Freddie Mac Multifamily Securities
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PRIBOR	Prague Interbank Offer Rate
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements (continued)

Portfolio Abbreviation
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: August 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: August 22, 2025